UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07257

                       SEI INSTITUTIONAL INVESTMENTS TRUST
               (Exact name of registrant as specified in charter)
                                    --------


                               c/o CT Corporation
                                 101 Federal St.
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                      DATE OF FISCAL YEAR END: MAY 31, 2006

                   DATE OF REPORTING PERIOD: NOVEMBER 30, 2005




















ITEM 1.    REPORTS TO STOCKHOLDERS.


[BACKGROUND GRAPHIC OMITTED]

SEI INVESTMENTS

                          Semi-Annual Report as of November 30, 2005 (Unaudited)

                                             SEI INSTITUTIONAL INVESTMENTS TRUST

                                                                  Large Cap Fund

                                               Large Cap Disciplined Equity Fund

                                                            Large Cap Index Fund

                                                                  Small Cap Fund

                                                       Small/Mid Cap Equity Fund

                                                          Core Fixed Income Fund

                                                              Long Duration Fund

                                                          Extended Duration Fund

                                                       International Equity Fund

                                                         World Equity Ex-US Fund

TABLE OF CONTENTS

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Statements of Net Assets/Schedules of Investments              1
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Statements of Assets and Liabilities                         119
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Statements of Operations                                     120
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Statements of Changes in Net Assets                          122
----------------------------------------------------------------

Financial Highlights                                         125
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Notes to Financial Statements                                127
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Disclosure of Fund Expenses                                  139
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Board of Trustees Considerations in Approving the Advisory
and Sub-Advisory Agreements                                  141
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The Trust files its complete schedule of portfolio  holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission's website at http://www.sec.gov.

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (Unaudited)

LARGE CAP FUND

November 30, 2005

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS++:

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

25.9%  Financials
14.1%  Information Technology
13.6%  Consumer Discretionary
11.2%  Health Care
 8.3%  Energy
 6.8%  Industrials
 6.6%  Consumer Staples
 3.0%  Short-Term Investments
 2.9%  Telecommunication Services
 2.5%  Utilities
 2.3%  Materials
 1.5%  Asset-Backed Securities
 1.3%  Commercial Paper
 0.0%  U.S. Treasury Obligations
 0.0%  Warrants

++ Percentages based on total investments. Includes investments held as collateral for securities on loan (see Note 9).

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

COMMON STOCK -- 101.4%

CONSUMER DISCRETIONARY -- 15.7%
   Abercrombie & Fitch, Cl A                              11,600  $         711
   Advance Auto Parts*                                     3,800            161
   American Eagle Outfitters                              37,100            844
   Apollo Group, Cl A (B)*                               134,500          9,576
   Applebee's International                                2,900             66
   Autonation (B)*                                        37,300            773
   Autozone*                                               1,200            107
   Barnes & Noble                                         20,700            835
   Beazer Homes USA (B)                                    7,500            525
   Bed Bath & Beyond*                                     87,500          3,733
   Belo, Cl A                                              4,900            107
   Black & Decker                                            400             35
   Borders Group                                          32,500            663
   BorgWarner (B)                                         17,600          1,056
   Brinker International                                   4,300            171
   Brunswick                                                 500             20
   Buckle                                                    800             26
   Cablevision Systems, Cl A*                              4,500            106
   Career Education*                                         900             34
   Carmax*                                                 1,000             27
   Carnival                                               39,670          2,162
   CBRL Group                                              2,700            100
   Centex                                                    600             43
   Cheesecake Factory*                                     4,000            147
   Chico's FAS*                                            4,600            203
   Clear Channel Communications                           73,170          2,382
   Coach (B)*                                             47,500          1,635
   Comcast, Cl A (B)*                                    127,180          3,358
   Dana                                                   38,900            271
   Darden Restaurants (B)                                 65,500          2,344
   Delphi                                                 44,100             16
   Dex Media                                               1,200             33
   DIRECTV Group*                                         22,500            297
   Discovery Holding, Cl A*                                7,900            123
   Dollar General                                          8,500            161
   Dow Jones                                                 100              3

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   DR Horton                                              37,429  $       1,326
   DreamWorks Animation SKG, Cl A*                           100              3
   E.W. Scripps, Cl A                                      2,000             93
   Eastman Kodak (B)                                      48,000          1,151
   eBay*                                                 405,916         18,189
   EchoStar Communications, Cl A*                            600             15
   Expedia*                                                2,600             64
   Family Dollar Stores                                      400              9
   Federated Department Stores                            20,700          1,334
   Foot Locker                                             2,200             48
   Ford Motor (B)                                        240,300          1,954
   Fortune Brands                                         16,940          1,321
   Gannett                                                30,000          1,849
   Gap                                                     1,100             19
   General Motors (B)                                     27,961            612
   Gentex                                                    400              7
   Genuine Parts                                           7,700            341
   Getty Images*                                             900             82
   Goodyear Tire & Rubber (B)*                            46,400            795
   GTECH Holdings                                         16,100            493
   H&R Block                                                 400             10
   Harley-Davidson                                        22,800          1,228
   Harman International Industries                         8,800            858
   Harrah's Entertainment                                 32,654          2,223
   Harte-Hanks                                             1,600             42
   Hasbro                                                 37,600            768
   Hilton Hotels                                           1,800             39
   Home Depot                                             97,998          4,094
   Hovnanian Enterprises, Cl A (B)*                        1,900             95
   IAC/InterActive (B)*                                   13,500            373
   International Game Technology                         250,300          7,346
   Interpublic Group (B)                                  35,900            335
   ITT Educational Services*                               1,500             92
   J.C. Penney                                            38,700          2,031
   Jack in the Box (B)*                                    7,200            242
   John Wiley & Sons, Cl A                                   800             33
   Johnson Controls                                       13,300            924
   Jones Apparel Group                                    18,900            544
   KB Home (B)                                            15,300          1,067
   Knight Ridder                                           1,700            103
   Kohl's*                                                79,696          3,666
   Lamar Advertising, Cl A (B)*                           24,581          1,139
   Laureate Education*                                       400             20
   Lear                                                    8,800            245
   Lennar, Cl A (B)                                        9,900            571
   Liberty Global, Cl A (B)*                             178,300          3,978
   Liberty Global, Ser C*                                170,000          3,531
   Liberty Media, Cl A*                                  132,700          1,019
   Limited Brands                                         30,500            679
   Liz Claiborne                                             200              7
   Lowe's                                                 86,075          5,808
   Marriott International, Cl A (B)                       35,567          2,298
   Marvel Entertainment*                                   1,800             29


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005       1

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (Unaudited)

LARGE CAP FUND (Continued)

November 30, 2005

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   Mattel                                                 15,900  $         265
   Maytag                                                 22,900            407
   McClatchy, Cl A                                           400             25
   McDonald's                                            223,400          7,562
   McGraw-Hill                                           102,916          5,460
   Meritage Homes*                                           700             46
   MGM Mirage (B)*                                       160,200          6,105
   Michaels Stores                                           800             30
   New York Times, Cl A (B)                                1,900             52
   Newell Rubbermaid                                      10,200            235
   News, Cl A                                             42,000            622
   Nike, Cl B (B)                                         26,400          2,252
   Nordstrom                                               4,300            159
   NVR (B)*                                                  500            344
   O'Reilly Automotive*                                      100              3
   Office Depot*                                          14,050            417
   OfficeMax                                               6,740            197
   Omnicom Group                                          30,553          2,584
   Outback Steakhouse                                      3,500            141
   Panera Bread, Cl A*                                     1,400             95
   Pixar*                                                  1,400             78
   Polaris Industries (B)                                  9,600            475
   Provide Commerce*                                       1,500             43
   Pulte Homes (B)                                        17,300            720
   R.H. Donnelley*                                           200             13
   Reebok International                                    2,300            132
   Ross Stores                                             7,400            203
   Ryland Group                                              200             14
   Saks*                                                   4,200             69
   Sears Holdings*                                         1,100            126
   Select Comfort (B)*                                     9,700            232
   ServiceMaster                                           6,500             77
   Shaw Communications, Cl B                              28,800            583
   Sherwin-Williams                                        3,100            136
   Snap-On                                                 2,400             90
   Sonic*                                                  3,500            104
   Standard-Pacific                                        8,200            309
   Stanley Works                                          17,300            830
   Staples                                               375,100          8,665
   Starbucks*                                             43,400          1,321
   Starwood Hotels & Resorts Worldwide                     1,500             91
   Station Casinos                                           400             28
   Strayer Education                                       1,500            150
   Target                                                 71,880          3,846
   Tiffany (B)                                             5,500            224
   Timberland, Cl A*                                       2,400             79
   Time Warner                                           396,487          7,129
   TJX                                                     3,800             85
   Toll Brothers*                                          5,400            186
   Tribune                                                 1,600             51
   Univision Communications, Cl A (B)*                   117,295          3,546
   Valassis Communications (B)*                           23,646            719
   VF                                                     24,900          1,411
   Viacom, Cl B                                          201,410          6,727

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   Walt Disney                                           107,757  $       2,686
   Washington Post, Cl B                                     100             74
   Weight Watchers International*                        107,900          5,158
   Wendy's International                                   5,400            274
   Westwood One                                            4,300             78
   Whirlpool                                              12,400          1,015
   Wynn Resorts (B)*                                         800             45
   XM Satellite Radio Holdings, Cl A (B)*                240,000          7,022
   Yankee Candle*                                          3,000             76
   Yum! Brands                                            21,800          1,064
                                                                  -------------
                                                                        190,981
                                                                  -------------

CONSUMER STAPLES -- 7.6%
   Alberto-Culver                                            900             39
   Albertson's                                            42,800          1,006
   Altria Group                                           94,426          6,873
   Anheuser-Busch                                         27,200          1,190
   Archer-Daniels-Midland                                 84,000          1,980
   Autoliv                                                48,733          2,133
   Avon Products                                           1,800             49
   BJ's Wholesale Club*                                   13,300            352
   Brown-Forman, Cl B                                      2,600            179
   Campbell Soup                                           2,000             60
   Church & Dwight                                         3,000            100
   Clorox                                                  4,400            239
   Coca-Cola                                              62,200          2,655
   Coca-Cola Enterprises                                  36,400            700
   Colgate-Palmolive                                      60,187          3,281
   ConAgra Foods                                          51,500          1,107
   Constellation Brands, Cl A*                             1,700             40
   Costco Wholesale                                       24,100          1,205
   CVS                                                     6,800            184
   Dean Foods*                                            23,000            878
   Del Monte Foods*                                        3,600             36
   Energizer Holdings (B)*                                10,800            569
   Estee Lauder, Cl A                                     51,500          1,700
   General Mills                                          24,600          1,169
   Gold Kist*                                              3,300             53
   Hershey                                                 6,100            331
   HJ Heinz                                                  100              4
   Hormel Foods                                            3,300            108
   JM Smucker                                              2,700            122
   Kellogg                                                 3,500            154
   Kimberly-Clark                                         33,700          1,988
   Kraft Foods, Cl A (B)                                  15,600            451
   Kroger*                                               113,200          2,203
   Loews - Carolina Group                                  1,700             68
   McCormick                                               3,200            100
   Molson Coors Brewing, Cl B                              6,900            460
   Parlux Fragrances (B)*                                  9,100            262
   Pepsi Bottling Group                                   71,600          2,112
   PepsiAmericas (B)                                      33,700            770


--------------------------------------------------------------------------------
2       SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   PepsiCo                                               139,428  $       8,254
   Pilgrim's Pride                                        26,500            848
   Procter & Gamble                                      273,809         15,659
   Reynolds American (B)                                  28,600          2,546
   Rite Aid (B)*                                          45,100            166
   Safeway                                                59,472          1,383
   Sanderson Farms                                         1,600             57
   Sara Lee                                                9,800            177
   Smithfield Foods*                                       3,200             94
   Supervalu                                              51,500          1,685
   Sysco                                                  10,000            323
   TreeHouse Foods*                                        4,280             84
   Tyson Foods, Cl A                                      53,700            904
   UST (B)                                                12,200            471
   Wal-Mart Stores                                       221,486         10,755
   Walgreen                                              185,600          8,478
   Whole Foods Market (B)                                  6,300            928
   WM Wrigley Jr. (B)                                     34,389          2,359
                                                                  -------------
                                                                         92,081
                                                                  -------------

ENERGY -- 9.5%
   Amerada Hess (B)                                       14,100          1,727
   Anadarko Petroleum                                     28,700          2,600
   Apache                                                    700             46
   Arch Coal                                               1,400            108
   Baker Hughes                                           41,700          2,391
   BJ Services (B)                                        25,000            916
   Burlington Resources                                    8,600            621
   Chesapeake Energy                                       1,300             38
   Chevron                                               254,297         14,574
   ConocoPhillips                                        273,426         16,545
   Consol Energy                                             400             26
   Cooper Cameron*                                         3,700            295
   Devon Energy (B)                                       56,300          3,389
   Diamond Offshore Drilling (B)                          17,400          1,089
   El Paso                                                57,831            636
   EOG Resources                                           3,200            230
   Exxon Mobil (B)                                       656,737         38,110
   Forest Oil*                                             2,200             99
   Grant Prideco*                                            500             19
   Halliburton                                            91,200          5,805
   Harvest Natural Resources*                              4,000             37
   Helmerich & Payne                                       1,100             64
   Kerr-McGee                                              2,700            233
   Kinder Morgan                                           2,400            217
   Marathon Oil                                           43,612          2,586
   Massey Energy                                             400             15
   Murphy Oil                                              1,300             64
   Nabors Industries (B)*                                  4,100            287
   National Oilwell Varco*                                 1,800            109
   Noble Energy                                           14,174            530
   Occidental Petroleum                                    9,541            757
   Patterson-UTI Energy                                    4,500            141

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   Peabody Energy                                            400  $          32
   Petro-Canada                                           18,200            694
   Pioneer Natural Resources                               1,400             71
   Plains Exploration & Production*                        1,300             55
   Pogo Producing                                          2,800            137
   Pride International*                                   14,000            417
   Quicksilver Resources*                                    800             30
   Schlumberger (B)                                      105,195         10,070
   Smith International                                       100              4
   Suncor Energy                                          37,380          2,127
   Sunoco                                                 13,300          1,027
   Talisman Energy                                        21,800          1,042
   Tesoro                                                    200             11
   Tidewater                                              14,100            637
   Transocean*                                             8,300            530
   Unit*                                                  17,700            959
   Valero Energy                                          34,700          3,338
   Vintage Petroleum                                         200             10
   Western Gas Resources                                   1,500             71
   XTO Energy                                              2,900            118
                                                                  -------------
                                                                        115,684
                                                                  -------------

FINANCIALS -- 22.8%
   A.G. Edwards                                           41,800          1,842
   ACE                                                     3,100            172
   Affiliated Managers Group*                                500             39
   Aflac                                                  11,600            557
   Allied Capital (B)                                      2,300             70
   Allstate                                               90,149          5,057
   AMB Property+                                             300             14
   American Capital Strategies (B)                         3,000            115
   American Express                                       80,590          4,144
   American Financial Group                               12,300            457
   American Financial Realty Trust+                        5,500             69
   American International Group                          172,827         11,604
   AmeriCredit (B)*                                       32,200            799
   Ameriprise Financial                                      800             34
   Ameritrade Holding*                                     2,300             54
   AmSouth Bancorp (B)                                    58,670          1,560
   Annaly Mortgage Management+ (B)                         3,200             38
   Anthracite Capital+                                     1,900             21
   AON                                                    25,400            925
   Apartment Investment & Management, Cl A+                  600             23
   Archstone-Smith Trust+                                  1,400             59
   Arden Realty+                                             200              9
   Arthur J Gallagher                                        300              9
   Ashford Hospitality Trust+                              5,800             62
   Associated Banc                                           400             13
   Assurant                                               16,700            737
   Astoria Financial                                      37,761          1,068
   AvalonBay Communities+                                    200             18
   Axis Capital Holdings (B)                              30,500            924


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SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005       3

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (Unaudited)

LARGE CAP FUND (Continued)

November 30, 2005

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   Bank of America                                       507,218  $      23,276
   Bank of Hawaii                                            600             31
   Bank of New York                                        1,700             55
   BB&T                                                   38,733          1,648
   Bear Stearns (B)                                       17,200          1,909
   BlackRock, Cl A                                           200             22
   Boston Properties+                                      1,300             98
   Brookfield Properties                                  30,400            906
   Brown & Brown                                             800             23
   Camden Property Trust+                                    600             35
   Capital One Financial (B)                               9,117            757
   CB Richard Ellis Group, Cl A*                          16,900            938
   CBL & Associates Properties+                            8,500            342
   Charles Schwab                                        446,901          6,815
   Chicago Mercantile Exchange Holdings                   22,100          7,827
   Chubb                                                  16,916          1,638
   Cincinnati Financial                                    6,635            295
   CIT Group                                              29,900          1,480
   Citigroup                                             557,378         27,061
   City National                                             400             29
   CNA Financial*                                         11,000            375
   Comerica                                               65,391          3,771
   Commerce Bancorp (B)                                   16,100            542
   Commerce Bancshares                                     2,835            147
   Commerce Group                                          1,100             64
   Compass Bancshares                                        100              5
   Conseco*                                                2,400             54
   Countrywide Financial                                  54,100          1,883
   Crescent Real Estate Equities+                            200              4
   Developers Diversified Realty+                            200              9
   Downey Financial                                        9,600            621
   Eaton Vance                                             3,700            102
   Endurance Specialty Holdings                           12,900            444
   Equity Office Properties Trust+ (B)                     5,900            184
   Equity Residential+                                    14,300            583
   Erie Indemnity, Cl A                                      400             21
   Fannie Mae                                             31,000          1,490
   Federal Realty Investment Trust+ (B)                    1,100             69
   Federated Investors, Cl B                                 400             15
   Fidelity National Financial                             3,400            129
   Fidelity National Title Group, Cl A                       438             10
   First American (B)                                     37,015          1,742
   First Horizon National                                 16,269            633
   Forest City Enterprises, Cl A                           1,400             54
   Franklin Resources (B)                                 38,600          3,585
   Freddie Mac                                            97,214          6,071
   Friedman Billings Ramsey Group, Cl A+ (B)               5,300             56
   Fulton Financial                                        1,300             23
   General Growth Properties+                              1,300             59
   Genworth Financial, Cl A (B)                            8,200            283
   Golden West Financial (B)                              12,450            807
   Goldman Sachs Group                                    71,658          9,241

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   Hanover Insurance Group*                                  100  $           4
   Hartford Financial Services Group                      41,675          3,641
   HCC Insurance Holdings                                  5,100            156
   Health Care+                                              500             17
   Hospitality Properties Trust+                           4,000            165
   Host Marriott+ (B)                                     34,100            610
   HRPT Properties Trust+                                  8,400             92
   Huntington Bancshares                                  13,773            330
   Independence Community Bank                            33,053          1,310
   IndyMac Bancorp (B)                                    17,300            662
   International Bancshares                                1,000             30
   Jefferson-Pilot                                        27,683          1,538
   JPMorgan Chase                                        345,027         13,197
   Keycorp                                               130,118          4,315
   Kimco Realty+ (B)                                       4,800            151
   Legg Mason (B)                                         27,750          3,404
   Lehman Brothers Holdings (B)                           51,661          6,509
   Leucadia National                                         200              9
   Lincoln National (B)                                   43,700          2,272
   Loews                                                  22,800          2,202
   M&T Bank                                                1,800            195
   Macerich+                                               1,100             75
   Markel*                                                   400            127
   Marsh & McLennan                                        1,900             59
   Marshall & Ilsley                                       1,000             43
   MBIA (B)                                               24,664          1,524
   MBNA                                                   35,200            942
   Mercantile Bankshares                                   1,600             95
   Merrill Lynch                                         112,562          7,476
   Metlife*                                               57,900          2,978
   MGIC Investment                                        28,500          1,855
   Mills+                                                  1,100             47
   Moody's (B)                                           170,578         10,260
   Morgan Stanley (B)                                    134,427          7,532
   National City                                         140,596          4,768
   Nationwide Financial Services, Cl A                    18,100            763
   New York Community Bancorp (B)                          6,200            103
   North Fork Bancorporation                               2,800             76
   Northern Trust                                          1,900            100
   Nuveen Investments, Cl A                                  300             12
   Old Republic International                             21,300            567
   Pan Pacific Retail Properties+                          1,600            108
   Peoples Bank                                              200              6
   Philadelphia Consolidated Holding*                        800             78
   Plum Creek Timber+                                        300             12
   PMI Group                                              21,400            869
   PNC Financial Services Group                           30,500          1,945
   Popular                                                 1,600             35
   Principal Financial Group (B)                          61,700          3,126
   Progressive (B)                                        10,800          1,328
   Prologis+                                               1,000             45
   Protective Life                                           200              9
   Prudential Financial (B)                               25,800          1,997


--------------------------------------------------------------------------------
4       SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   Public Storage+                                           200  $          14
   Radian Group                                           16,500            933
   Raymond James Financial                                   700             25
   Regency Centers+                                        1,200             70
   Regions Financial (B)                                  40,937          1,379
   Safeco                                                 35,700          2,008
   Shurgard Storage Centers, Cl A+                           600             35
   Simon Property Group+                                   1,400            108
   Sky Financial Group                                     4,000            119
   SL Green Realty+                                          300             22
   SLM                                                    15,800            830
   Sovereign Bancorp                                       1,200             26
   St. Joe                                                 4,100            272
   St. Paul Travelers                                     76,616          3,565
   Stancorp Financial Group                                8,300            855
   State Street                                            1,400             81
   Strategic Hotel Capital+                                1,100             20
   SunTrust Banks                                         49,366          3,591
   Synovus Financial                                       2,800             79
   T Rowe Price Group (B)                                  1,600            115
   TD Banknorth                                            7,300            217
   Thornburg Mortgage+ (B)                                 7,500            199
   Torchmark                                              15,200            823
   Transatlantic Holdings                                  1,400             98
   Trizec Properties+                                        100              2
   UnionBanCal                                            20,300          1,405
   United Dominion Realty Trust+                           1,800             40
   Unitrin                                                   600             28
   UnumProvident (B)                                      28,850            635
   US Bancorp                                            227,806          6,898
   Valley National Bancorp                                 1,000             25
   Vornado Realty Trust+                                   4,000            341
   Wachovia                                              191,660         10,235
   Washington Federal                                        100              2
   Washington Mutual (B)                                 154,740          6,374
   Webster Financial                                      26,091          1,249
   Weingarten Realty Investors+                            4,900            185
   Wells Fargo                                            82,009          5,154
   Westcorp                                                  200             13
   Whitney Holding                                           100              3
   Willis Group Holdings                                  17,064            636
   Wilmington Trust                                        1,200             49
   WR Berkley                                              3,100            145
   XL Capital, Cl A                                        2,758            183
   Zions Bancorporation                                    5,400            408
                                                                  -------------
                                                                        278,017
                                                                  -------------

HEALTH CARE -- 12.9%
   Abbott Laboratories                                    16,500            622
   Aetna                                                  10,000            925
   Affymetrix*                                             2,900            143
   Alcon                                                   2,608            366
   Allergan                                              106,500         10,650

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   Alpharma, Cl A                                          1,900  $          50
   AmerisourceBergen                                      26,600          2,137
   Amgen*                                                138,015         11,170
   Applera - Applied Biosystems Group                     22,300            615
   Barr Pharmaceuticals*                                   4,800            275
   Bausch & Lomb                                           2,700            219
   Baxter International                                   31,800          1,237
   Beckman Coulter                                           600             33
   Becton Dickinson                                       20,200          1,176
   Biogen Idec*                                           17,800            762
   Boston Scientific*                                        200              5
   Bristol-Myers Squibb                                   55,545          1,199
   C.R. Bard                                               8,400            545
   Cardinal Health                                        15,400            985
   Caremark Rx*                                           84,341          4,334
   Celgene*                                                1,500             91
   Cephalon*                                               1,900             97
   Cerner*                                                   400             39
   Charles River Laboratories International*                 500             23
   Chemed                                                  5,500            279
   Chiron*                                                 1,900             84
   Cigna                                                  22,600          2,543
   CNS                                                       800             18
   Community Health Systems*                               2,700            108
   Covance*                                                2,600            124
   Coventry Health Care*                                     900             54
   Cytyc*                                                  8,600            237
   Dade Behring Holdings                                  24,700          1,010
   DaVita*                                                 4,500            236
   Dentsply International                                    300             17
   Digene*                                                   700             19
   Edwards Lifesciences (B)*                               6,000            240
   Eli Lilly (B)                                          91,312          4,611
   Endo Pharmaceuticals Holdings*                          1,300             39
   Express Scripts*                                        8,800            743
   Fisher Scientific International (B)*                   32,020          2,065
   Forest Laboratories*                                    7,100            277
   Gen-Probe*                                                100              5
   Genentech (B)*                                        213,440         20,409
   Genzyme*                                               14,500          1,078
   Guidant                                                 5,000            308
   HCA (B)                                                 7,700            393
   Health Management Associates, Cl A                     24,000            562
   Health Net*                                             3,000            153
   Henry Schein*                                           1,700             73
   Hillenbrand Industries                                  1,500             73
   Hospira*                                                5,200            230
   Humana*                                                 8,400            385
   Idexx Laboratories*                                     1,600            114
   IMS Health                                              1,700             42
   Inamed*                                                   200             17
   Invitrogen (B)*                                         2,900            193
   IVAX*                                                   3,500            105
   Johnson & Johnson                                     129,362          7,988


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005       5

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (Unaudited)

LARGE CAP FUND (Continued)

November 30, 2005

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   King Pharmaceuticals*                                  80,800  $       1,271
   Laboratory of America Holdings (B)*                    17,200            893
   LifePoint Hospitals*                                    2,100             80
   Lincare Holdings*                                       4,000            172
   Manor Care                                              1,200             47
   McKesson                                               13,600            684
   Medco Health Solutions*                                57,520          3,086
   Medimmune*                                                600             22
   Medtronic                                             200,882         11,163
   Merck                                                 226,753          6,667
   Mettler Toledo International*                           4,200            240
   Millipore*                                                900             57
   Mylan Laboratories                                      5,700            119
   Omnicare                                                4,400            251
   OraSure Technologies*                                  12,600            171
   Pacificare Health Systems*                              1,500            129
   Palomar Medical Technologies (B)*                       9,700            330
   Patterson*                                              2,500             87
   PerkinElmer                                            35,783            816
   Pfizer                                                854,390         18,113
   Pharmaceutical Product Development*                     1,100             64
   Protein Design Labs*                                    4,000            111
   Quest Diagnostics (B)                                   7,400            371
   Renal Care Group*                                       3,600            169
   Resmed*                                                 2,600            106
   Respironics*                                            2,700            104
   Schering-Plough (B)                                    10,600            205
   Sepracor*                                               2,200            121
   St. Jude Medical*                                       2,500            119
   STERIS                                                  1,300             33
   Stryker                                                99,880          4,325
   Sybron Dental Specialties*                                400             17
   Techne*                                                 3,900            216
   Tenet Healthcare*                                       6,800             53
   Thermo Electron*                                          400             12
   Thoratec*                                               8,100            166
   Triad Hospitals*                                        2,400            102
   UnitedHealth Group                                    145,000          8,680
   Universal Health Services, Cl B                        23,900          1,145
   USANA Health Sciences (B)*                              3,000            118
   Varian Medical Systems*                                 1,200             61
   Waters*                                                 6,600            259
   Watson Pharmaceuticals (B)*                            33,300          1,111
   WellChoice*                                               500             39
   WellPoint*                                              3,800            292
   West Pharmaceutical Services                              900             22
   Wyeth                                                 115,369          4,795
   Zimmer Holdings*                                      120,810          7,571
                                                                  -------------
                                                                        157,315
                                                                  -------------
INDUSTRIALS -- 7.8%
   3M*                                                    61,188          4,802
   Adesa                                                   4,500            107

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   Alexander & Baldwin                                     2,400  $         120
   Alliant Techsystems (B)*                                2,800            212
   American Power Conversion                               9,800            220
   American Standard*                                      2,800            107
   Ametek                                                  1,500             64
   Aramark, Cl B                                           6,200            161
   Armor Holdings (B)*                                    13,300            584
   Avery Dennison                                          8,100            476
   Boeing                                                  1,100             75
   Burlington Northern Santa Fe                           80,266          5,312
   Canadian Pacific Railway                               19,300            833
   Carlisle                                                1,100             75
   Caterpillar                                             2,300            133
   Cendant                                               204,571          3,635
   CH Robinson Worldwide                                   1,200             49
   ChoicePoint*                                              100              4
   Cintas                                                 39,250          1,755
   CNF (B)                                                 4,800            274
   Copart*                                                   300              8
   Corporate Executive Board                               1,700            147
   CSX                                                    17,949            873
   Cummins                                                17,700          1,575
   Danaher                                                 2,100            117
   Deere                                                  20,500          1,422
   Deluxe                                                 28,200            915
   Dun & Bradstreet*                                         100              6
   Eaton                                                  38,024          2,423
   Emerson Electric                                        9,279            702
   Equifax                                                 4,700            180
   Expeditors International Washington                   125,100          8,883
   Fastenal (B)                                           45,446          1,804
   FedEx                                                     600             59
   GATX (B)                                               16,100            606
   General Dynamics                                        5,600            640
   General Electric                                      415,600         14,845
   Goodrich                                                  200              8
   Graco                                                     100              4
   Harsco                                                 12,400            824
   Herman Miller                                          17,500            535
   HNI                                                     1,200             60
   Honeywell International                                40,400          1,476
   Hubbell, Cl B                                           6,950            337
   Illinois Tool Works                                    32,500          2,869
   Ingersoll-Rand, Cl A                                   21,000            832
   ITT Industries                                          1,100            120
   Jacobs Engineering Group*                               2,900            188
   Joy Global                                                700             37
   L-3 Communications Holdings                             7,700            574
   Laidlaw International                                   5,600            121
   Landstar System                                         3,300            142
   Lockheed Martin                                        50,300          3,048
   Manpower                                                7,100            330
   Masco                                                  22,200            661
   MSC Industrial Direct, Cl A                             1,200             47


--------------------------------------------------------------------------------
6       SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   Navistar International*                                35,700  $       1,013
   Norfolk Southern                                       20,200            894
   Northrop Grumman                                       96,400          5,530
   Oshkosh Truck                                           3,600            162
   Paccar                                                 25,400          1,825
   Pall                                                    1,300             36
   Parker Hannifin                                           300             21
   Pentair                                                 1,200             46
   Pitney Bowes                                           13,700            571
   Precision Castparts                                     3,100            158
   Raytheon                                               35,900          1,379
   Republic Services                                       1,500             54
   Robert Half International                                 800             31
   Rockwell Automation                                     7,800            440
   Rockwell Collins                                        3,200            146
   Roper Industries                                        2,500             98
   RR Donnelley & Sons (B)                                24,716            845
   Ryder System                                            4,900            208
   Southwest Airlines                                        800             13
   SPX                                                       400             19
   Stericycle*                                             1,000             61
   Swift Transportation*                                   4,000             78
   Teekay Shipping                                        20,700            877
   Teleflex                                                  300             20
   Terex*                                                  3,000            185
   Textron                                                23,262          1,835
   Thomas & Betts*                                        12,300            492
   Union Pacific                                           2,500            191
   United Parcel Service, Cl B                           142,541         11,104
   United Technologies (B)                                 8,500            458
   WW Grainger                                               500             35
   Yellow Roadway*                                           800             38
                                                                  -------------
                                                                         95,279
                                                                  -------------

INFORMATION TECHNOLOGY -- 16.2%
   Activision*                                             1,466             19
   ADC Telecommunications (B)*                            11,400            233
   Advanced Micro Devices*                                   600             16
   Advent Software*                                          600             17
   Agere Systems*                                          7,300             96
   Agilent Technologies*                                   1,200             43
   Akamai Technologies*                                    1,300             26
   Altera*                                                 2,200             40
   Amphenol, Cl A                                          1,800             75
   Analog Devices                                            900             34
   Andrew*                                                 2,300             25
   Apple Computer*                                         3,600            244
   Applied Materials                                       3,800             69
   Arrow Electronics*                                     19,365            600
   Autodesk                                               13,500            563
   Automatic Data Processing                              15,340            721
   Avaya*                                                    100              1
   Avnet*                                                 54,700          1,231

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   Avocent*                                                3,700  $         109
   Belden CDT                                                800             19
   Black Box                                               1,000             47
   BMC Software*                                           7,200            148
   Broadcom, Cl A*                                         2,500            116
   Cadence Design Systems (B)*                             6,000            103
   CDW                                                    15,800            927
   Ceridian*                                               5,100            122
   Certegy                                                   100              4
   Checkfree*                                                700             33
   Cisco Systems*                                        392,299          6,881
   Citrix Systems*                                         4,100            111
   Cognizant Technology Solutions, Cl A*                   2,500            121
   Computer Associates International                         500             14
   Computer Sciences*                                     32,800          1,648
   Comverse Technology*                                      400             10
   Convergys*                                             44,000            730
   Corning*                                               30,200            612
   Cree (B)*                                               2,100             56
   Cymer*                                                  6,300            241
   Dell (B)*                                             173,800          5,242
   Diebold                                                 1,500             58
   Digital Insight*                                       14,100            467
   DST Systems*                                              300             18
   Earthlink (B)*                                         14,200            162
   eFunds*                                                 2,400             49
   Electronic Arts (B)*                                   43,970          2,478
   Electronic Data Systems                                 7,800            180
   EMC*                                                  209,026          2,912
   Emulex*                                                 1,600             32
   F5 Networks*                                              300             16
   Fair Isaac (B)                                         20,400            935
   First Data                                            350,324         15,159
   Fiserv*                                                75,539          3,438
   Flextronics International*                             15,515            160
   Freescale Semiconductor, Cl B*                          5,671            146
   Global Payments                                         2,400            105
   Google, Cl A*                                           9,650          3,908
   Harris                                                  7,700            343
   Hewlett-Packard                                       330,145          9,795
   Hyperion Solutions*                                       200             11
   Ingram Micro, Cl A*                                    34,200            642
   Intel                                                 292,121          7,794
   Interdigital Communications*                            4,700             92
   International Business Machines                        51,600          4,587
   International Rectifier*                                  400             14
   Intersil, Cl A                                          1,200             31
   Intuit*                                               142,700          7,644
   Iron Mountain*                                            400             16
   Jabil Circuit*                                          1,600             53
   Juniper Networks (B)*                                 119,800          2,694
   Kla-Tencor                                                600             31
   Komag*                                                  5,800            203
   Lam Research*                                           2,300             86


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005       7

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (Unaudited)

LARGE CAP FUND (Continued)

November 30, 2005

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   Lexmark International, Cl A*                              700  $          33
   Linear Technology (B)                                 103,243          3,852
   LSI Logic (B)*                                         76,300            626
   Macromedia*                                             1,200             54
   Maxim Integrated Products                              68,400          2,500
   McAfee*                                                13,400            373
   MEMC Electronic Materials*                              3,500             78
   Mercury Interactive*                                    1,100             31
   Micrel*                                                 7,600             92
   Microchip Technology                                      200              7
   Microsoft                                             974,499         27,003
   MicroStrategy, Cl A*                                    9,500            702
   Motorola                                               51,700          1,245
   National Instruments                                    8,800            227
   National Semiconductor (B)                             42,800          1,108
   NAVTEQ*                                               130,000          5,460
   NCR*                                                   20,700            703
   Netlogic Microsystems*                                  1,300             34
   Network Appliance*                                      2,400             70
   Nokia ADR                                             130,076          2,222
   Novellus Systems*                                       1,500             37
   Nvidia*                                                   900             33
   Oracle*                                               330,300          4,152
   Paychex                                               345,272         14,643
   QLogic*                                                 3,200            106
   Qualcomm                                              478,858         21,774
   Red Hat (B)*                                            4,000             94
   Reynolds & Reynolds, Cl A                              10,600            289
   Sabre Holdings, Cl A                                   49,200          1,125
   Salesforce.com*                                         1,900             60
   SanDisk (B)*                                          180,400          9,211
   Sanmina-SCI*                                           38,839            161
   Serena Software (B)*                                   22,600            530
   Siebel Systems                                          8,100             85
   Solectron*                                             98,800            355
   Sybase (B)*                                            38,600            867
   Symantec*                                               4,700             83
   Symbol Technologies                                     2,400             27
   Synaptics (B)*                                          9,000            242
   Synopsys*                                              86,200          1,683
   Tech Data*                                             20,716            814
   Teradyne*                                               1,700             25
   Texas Instruments (B)                                 126,300          4,102
   Trimble Navigation*                                     1,200             39
   VeriSign*                                                 100              2
   Vishay Intertechnology*                                   400              5
   Western Digital*                                       61,500            918
   Xerox (B)*                                             35,300            501
   Xilinx                                                  3,400             90
   Yahoo! (B)*                                            72,596          2,921
                                                                  -------------
                                                                        197,000
                                                                  -------------

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

MATERIALS -- 2.6%
   Agrium                                                 30,200  $         616
   Air Products & Chemicals                                1,800            107
   Alcoa                                                  28,000            768
   Ashland                                                 1,600             89
   Ball                                                   11,700            482
   Bemis                                                     300              8
   Dow Chemical                                           41,100          1,860
   E.I. Du Pont de Nemours                                28,765          1,230
   Eagle Materials (B)                                     1,700            195
   Eastman Chemical                                       25,300          1,400
   Ecolab                                                  5,300            176
   Florida Rock Industries                                 1,300             65
   Freeport-McMoRan Copper & Gold, Cl B (B)               17,700            922
   Georgia-Pacific                                        46,800          2,213
   International Flavors & Fragrances                      2,300             75
   International Paper                                    11,337            357
   IPSCO                                                   6,400            495
   Lafarge North America                                   6,200            341
   Louisiana-Pacific (B)                                  21,900            591
   Lubrizol                                               29,203          1,233
   Lyondell Chemical                                       2,000             51
   Martin Marietta Materials                              23,283          1,749
   MeadWestvaco                                           29,100            815
   Monsanto (B)                                            3,000            220
   Nalco Holding*                                            200              3
   Nucor                                                  31,400          2,106
   Owens-Illinois*                                           400              9
   Pactiv*                                                   100              2
   Phelps Dodge                                            4,200            570
   PPG Industries                                         35,449          2,153
   Praxair                                               140,700          7,316
   Quanex                                                  3,200            198
   Rohm & Haas                                            16,700            732
   RPM International                                       1,300             24
   Scotts Miracle-Gro, Cl A (B)                            2,200            103
   Sealed Air*                                             1,100             57
   Sigma-Aldrich                                             200             13
   Smurfit-Stone Container (B)*                           38,400            487
   Sonoco Products                                         7,083            203
   Temple-Inland                                           2,000             84
   United States Steel (B)                                12,500            595
   Vulcan Materials                                        1,400             93
   Weyerhaeuser                                           17,500          1,160
                                                                  -------------
                                                                         31,966
                                                                  -------------

TELECOMMUNICATION SERVICES -- 3.4%
   Alltel                                                 10,900            728
   American Tower, Cl A*                                  57,400          1,566
   AT&T (B)                                              401,129          9,992
   BellSouth                                             160,317          4,370
   CenturyTel                                             36,300          1,202


--------------------------------------------------------------------------------
8       SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   Citizens Communications                                11,300  $         147
   Crown Castle International (B)*                        63,017          1,727
   MCI                                                     1,400             28
   Nextel Partners, Cl A*                                 33,300            882
   NII Holdings*                                           1,800             78
   Sprint Nextel                                         391,036          9,792
   Telephone & Data Systems                                6,700            245
   Telewest Global*                                          700             16
   Verizon Communications                                318,571         10,188
                                                                  -------------
                                                                         40,961
                                                                  -------------

UTILITIES -- 2.9%
   AGL Resources                                           2,900            103
   Allegheny Energy*                                         300              8
   Alliant Energy                                         14,800            420
   Ameren                                                  2,200            115
   American Electric Power (B)                           106,394          3,888
   Aqua America                                            4,700            174
   Centerpoint Energy                                     28,100            371
   Cinergy                                                 1,500             62
   CMS Energy (B)*                                        25,800            361
   Consolidated Edison                                     2,300            105
   Constellation Energy Group                             24,599          1,304
   Dominion Resources                                      1,900            144
   DPL (B)                                                 5,100            130
   DTE Energy (B)                                         59,287          2,587
   Duke Energy (B)                                       136,100          3,656
   Edison International                                   51,708          2,333
   Energy East                                            38,200            896
   Entergy                                                22,699          1,589
   Equitable Resources                                     3,700            138
   Exelon (B)                                             22,200          1,155
   FirstEnergy                                            33,500          1,573
   FPL Group                                               2,100             89
   Great Plains Energy                                     2,500             73
   KeySpan                                                 6,600            221
   MDU Resources Group                                       200              7
   NiSource                                                  100              2
   Northeast Utilities                                    28,204            524
   NSTAR                                                  32,400            910
   OGE Energy                                                100              3
   Oneok                                                  40,022          1,098
   Pepco Holdings (B)                                     42,200            914
   PG&E                                                   30,200          1,111
   Pinnacle West Capital (B)                              26,800          1,112
   PPL                                                       900             26
   Progress Energy (B)                                    49,100          2,199
   Public Service Enterprise Group                         5,100            320
   Puget Energy                                            1,800             37
   Questar                                                 2,000            149
   SCANA                                                   2,500             99
   Sempra Energy                                          18,600            817

--------------------------------------------------------------------------------
                                              Shares/Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Southern (B)                                            3,558  $         123
   Southern Union*                                           600             14
   TECO Energy                                             3,600             63
   TXU                                                    21,000          2,155
   UGI                                                     6,300            139
   Vectren                                                   100              3
   Wisconsin Energy                                        7,300            277
   WPS Resources                                           2,100            113
   Xcel Energy (B)                                        78,500          1,453
                                                                  -------------
                                                                         35,163
                                                                  -------------

Total Common Stock
   (Cost $1,120,893) ($ Thousands)                                    1,234,447
                                                                  -------------

                                                       Number of
                                                        Warrants
                                                       ---------

WARRANTS -- 0.0%
   Lucent Technologies, Expires 12/10/07*                    758             --
                                                                  -------------

Total Warrants
   (Cost $--) ($ Thousands)                                                  --
                                                                  -------------

CORPORATE OBLIGATIONS (C) -- 6.9%

FINANCIALS -- 6.9%
   Allstate Life Global Funding II MTN (E)
         4.140%, 12/15/05                          $       1,161          1,161
   American General Finance (E) (F)
         4.142%, 12/15/05                                  1,388          1,388
         4.120%, 12/15/05                                  2,271          2,271
   American General Finance MTN, Ser F
         4.001%, 07/14/06                                    252            255
   Bear Stearns, Ser EXL (E)
         4.130%, 12/15/05                                  4,492          4,492
   CCN Bluegrass (E)
         4.210%, 02/19/05                                  1,641          1,641
   CIT Group MTN (E)
         4.342%, 02/13/06                                  6,310          6,310
         4.181%, 01/19/06                                    631            631
   Caterpillar Financial Services MTN, Ser F (E)
         4.235%, 01/09/06                                  1,262          1,262
   Countrywide Financial MTN, Ser A (E)
         4.351%, 02/03/06                                  2,650          2,650
         3.920%, 12/13/05                                  4,669          4,669
   Countrywide Home Loans MTN, Ser M (E)
         4.323%, 01/29/06                                    555            555
   Dekabank (E)
         4.183%, 01/19/06                                  4,669          4,669
   Irish Life & Permanent MTN, Ser X (E)
         4.196%, 12/21/05                                  1,010          1,009
         4.188%, 12/21/05                                  2,347          2,347


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005       9

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (Unaudited)

LARGE CAP FUND (Continued)

November 30, 2005

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Islandsbanki (E) (F)
         4.216%, 12/22/05                          $       2,145  $       2,145
   Jackson National Life Funding (E) (F)
         4.089%, 12/01/05                                  5,552          5,552
   K2 LLC MTN (E)
         3.858%, 12/12/05                                    151            151
   Liberty Lighthouse US Capital MTN (E)
         4.127%, 12/12/05                                  2,524          2,523
   Morgan Stanley, Ser EXL (E)
         4.120%, 12/05/05                                    883            883
   Morgan Stanley, Ser EXLS (E)
         4.085%, 12/05/05                                  1,262          1,262
   Natexis Banques (E) (F)
         4.118%, 12/15/05                                  2,461          2,460
   Nationwide Building Society (E) (F)
         4.090%, 12/07/05                                  2,524          2,524
         4.026%, 12/28/05                                  1,262          1,262
   Nordbank (E) (F)
         4.186%, 12/23/05                                  2,145          2,145
         4.184%, 12/23/05                                  2,145          2,145
   Northern Rock (E) (F)
         4.100%, 12/05/05                                  2,600          2,600
   Pacific Life Global Funding (E) (F)
         4.135%, 12/13/05                                  1,893          1,893
   Premium Asset Trust, Ser 2004-01 (E) (F)
         4.145%, 12/06/05                                    757            757
         4.106%, 12/06/05                                    505            505
         4.101%, 12/06/05                                  1,363          1,363
   Premium Asset Trust, Ser 2004-06 (E) (F)
         4.253%, 12/30/05                                  2,398          2,399
   Premium Asset Trust, Ser 2004-10 (E) (F)
         4.130%, 12/15/05                                  3,533          3,533
   SLM MTN, Ser X (E)
         4.159%, 12/20/05                                  5,048          5,048
   SLM, Ser EXLS (E)
         4.120%, 12/15/05                                  2,776          2,776
   Sigma Finance
         4.745%, 11/09/06                                  1,363          1,363
   Skandinav Enskilda Bank (E)
         4.137%, 12/19/05                                  2,776          2,776
   Witherspoon CDO (E)
         4.146%, 12/15/05                                    757            757
                                                                  -------------
Total Corporate Obligations
   (Cost $84,132) ($ Thousands)                                          84,132
                                                                  -------------

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

ASSET-BACKED SECURITIES (C) (E) (F) -- 1.8%

AUTOMOTIVE -- 0.1%
   Capital Auto Receivables Asset Trust,
      Ser 2005-SN1A, Cl A1
         3.327%, 05/15/06                          $         722  $         722
   Drive Time Auto Owner Trust, Ser 2005-B, Cl A1
         4.140%, 12/15/05                                    116            116
                                                                  -------------
                                                                            838
                                                                  -------------

MORTGAGE RELATED SECURITIES -- 1.7%
   Blue Heron Funding, Ser 9A, Cl A1
         4.221%, 12/27/05                                  2,524          2,524
   CCN Independence IV
         4.190%, 12/15/05                                    883            883
   Cheyne High Grade, Ser 2004-1A, Cl AM1
         4.330%, 02/10/06                                  1,262          1,262
   Commodore, Ser 2003-2A, Cl A1MM
         3.914%, 12/12/05                                  1,161          1,161
   Duke Funding, Ser 2004-6B, Cl A1S1
         4.185%, 01/09/06                                  1,893          1,893
   Harwood Street Funding II,
      Ser 2005-1A, Cl NOTE
         4.241%, 12/27/05                                  2,524          2,524
   Orchid Structured Finance,
      Ser 2003-1A, Cl A1MM
         4.518%, 02/20/06                                  2,069          2,069
   Park Place Securities NIM Trust,
      Ser MM1, Cl AM4
         4.231%, 12/27/05                                  2,470          2,470
   RMAC, Ser 2004-NS3A, Cl A1
         4.115%, 12/12/05                                    826            826
   Saturn Ventures II
         4.150%, 12/07/05                                  2,524          2,524
   TIAA Real Estate, Ser 2003-1A, Cl A1
         4.230%, 12/28/05                                  1,630          1,630
   Whitehawk CDO Funding, Ser 2004-1A, Cl AMMD
         3.890%, 12/15/05                                    631            631
   Whitehawk CDO Funding, Ser 2004-1A, Cl AMME
         3.890%, 12/15/05                                    378            378
                                                                  -------------
                                                                         20,775
                                                                  -------------

Total Asset-Backed Securities
   (Cost $21,613) ($ Thousands)                                          21,613
                                                                  -------------


--------------------------------------------------------------------------------
10      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                 ($ Thousands)/Shares  ($ Thousands)
--------------------------------------------------------------------------------

COMMERCIAL PAPER (C) (D) -- 1.5%
   Altius I Funding
         4.123%, 12/08/05                          $       1,010  $       1,009
   Broadhollow Funding
         4.106%, 12/13/05                                  1,262          1,260
         4.104%, 12/09/05                                  1,262          1,261
         4.094%, 12/09/05                                  1,388          2,521
   CPI Funding
         4.102%, 12/05/05                                  1,167          1,167
   Cre-8 Funding
         4.124%, 12/09/05                                  3,117          3,114
   Lakeside Funding
         4.100%, 12/08/05                                  1,262          1,262
   Rhineland Funding
         4.311%, 01/30/06                                  4,417          4,385
         4.291%, 02/01/06                                  2,182          2,166
                                                                  -------------

Total Commercial Paper
   (Cost $18,145) ($ Thousands)                                          18,145
                                                                  -------------

MASTER NOTES (C) -- 0.8%
   Bank of America
         4.143%, 12/01/05                                  5,300          5,300
         4.142%, 12/01/05                                  1,009          1,009
   Bear Stearns
         4.238%, 12/01/05                                  3,029          3,029
                                                                  -------------

Total Master Notes
   (Cost $9,338) ($ Thousands)                                            9,338
                                                                  -------------

CASH EQUIVALENTS -- 0.9%
   First Union Cash Management
      Program, 3.81**                                    574,145            574
   SEI Daily Income Trust, Prime
      Obligation Fund, Cl A, 4.06%**++                11,148,328         11,148
                                                                  -------------

Total Cash Equivalents
   (Cost $11,722) ($ Thousands)                                          11,722
                                                                  -------------

U.S. TREASURY OBLIGATION -- 0.0%
   U.S. Treasury Bills (A)
         4.208%, 05/25/06                                    350            343
                                                                  -------------

Total U.S. Treasury Obligation
   (Cost $343) ($ Thousands)                                                343
                                                                  -------------

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS (C) -- 1.7%
   Barclays Capital
      4.000%, dated 11/30/05, to be repurchased
      on 12/01/05, repurchase price $5,015,182
      (collateralized by various U.S. Government
      Obligations, ranging in par value
      $120,285-$5,008,416, 0.000%-0.000%,
      12/20/05-07/05/06, total market value
      $5,114,821)                                  $       5,015  $       5,015
   Lehman Brothers
      4.010%, dated 11/30/05, to be repurchased
      on 12/01/05, repurchase price $11,434,170
      (collateralized by various U.S. Government
      Obligations, ranging in par value
      $35,434-$1,009,527, 0.000%-7.125%,
      12/20/05-02/15/30, total market value
      $11,661,658)                                        11,433         11,433
   UBS Paine Webber
      4.010%, dated 11/30/05, to be repurchased
      on 12/01/05, repurchase price $5,048,199
      (collateralized by various U.S. Government
      Obligations, ranging in par value
      $347,908-$1,261,909, 3.940%-6.060%,
      02/28/07-10/06/20, total market value
      $5,148,656)                                          5,048          5,048
                                                                  -------------
Total Repurchase Agreements
   (Cost $21,496) ($ Thousands)                                          21,496
                                                                  -------------
Total Investments -- 115.0%
   (Cost $1,287,682) ($ Thousands)                                    1,401,236
                                                                  -------------

OTHER ASSETS AND LIABILITIES -- (15.0)%
Payable upon Return on Securities Loaned                               (154,724)
Payable for Fund Shares Redeemed                                        (29,014)
Payable for Investment Securities Purchased                              (5,165)
Investment Advisory Fees Payable                                           (244)
Trustee's Fees Payable                                                       (7)
Other Assets and Liabilities, Net                                         5,901
                                                                  -------------
Total Other Assets and Liabilities                                     (183,253)
                                                                  -------------
Net Assets -- 100.0%                                              $   1,217,983
                                                                  =============


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005      11

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (Unaudited)

LARGE CAP FUND (Concluded)

November 30, 2005

--------------------------------------------------------------------------------
                                                                          Value
Description                                                       ($ Thousands)
--------------------------------------------------------------------------------

NET ASSETS:
Paid-in-Capital
   (unlimited authorization -- no par value)                      $   1,341,073
Undistributed net investment income                                       3,981
Accumulated net realized loss on investments
   and futures contracts                                               (240,895)
Net unrealized appreciation on investments                              113,554
Net unrealized appreciation on futures contracts                            270
                                                                  -------------
Net Assets                                                        $   1,217,983
                                                                  =============

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($1,217,946,618 / 72,848,986 shares)                                  $16.72
                                                                         ======

Net Asset Value, Offering and Redemption
   Price Per Share -- Class T
   ($35,929 / 2,151 shares)                                              $16.71
                                                                         ======

A summary of the open futures contracts held by the fund at November 30, 2005, is as follows: (see note 2 in Notes to Financial Statements)
--------------------------------------------------------------------------------
                                                                    UNREALIZED
         TYPE OF              NUMBER OF        EXPIRATION         APPRECIATION
        CONTRACT              CONTRACTS           DATE            ($ THOUSANDS)
--------------------------------------------------------------------------------
S&P Mid 400 Index E-Mini          12          December 2005           $  39
S&P 500 Composite Index           19          December 2005             231
                                                                      -----
                                                                      $ 270
                                                                      -----

*     Non-income producing security.

**    Rate shown is the 7-day yield as of November 30, 2005.

+     Real Estate Investment Trust

++    See Note 3 in Notes to Financial Statements.

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.

(B) This security or a partial position of this security is on loan at November 30, 2005 (see Note 9). The total value of securities on loan at November 30, 2005 was $149,523 ($ Thousands).

(C) This security was purchased with cash collateral held from securities lending (see Note 9). The total value of such securities as of November 30, 2005 was $154,724 ($ Thousands).

(D)   The rate reported is the effective yield at time of purchase.

(E) Variable Rate Security -- The rate reported on the Statement of Net Assets is the rate in effect as of November 30, 2005.

(F) This security was sold within the terms of private placement memorandum, exempt from registration under Section 3A-4, 4(2) or 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."

ADR -- American Depositary Receipt

CDO -- Collateralized Debt Obligation

Cl -- Class

LLC -- Limited Liability Company

MTN -- Medium Term Note

Ser -- Series

Amount designated as "--" are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
12      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005

--------------------------------------------------------------------------------

LARGE CAP DISCIPLINED EQUITY FUND

November 30, 2005

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS++:

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

17.9%  Financials
10.0%  Information Technology
 9.2%  Health Care
 7.7%  Industrials
 7.4%  Consumer Discretionary
 7.4%  Commercial Paper
 6.8%  Energy
 5.7%  Asset-Backed Securities
 5.6%  Consumer Staples
 4.5%  Short-Term Investments
 4.1%  U.S. Treasury Obligations
 3.8%  U.S. Government Obligations
 3.1%  Certificates of Deposit
 2.4%  Utilities
 2.0%  Telecommunication Services
 1.9%  Materials
 0.5%  Sovereign Bonds

++ Percentages based on total investments. Includes investments held as collateral for securities on loan (see Note 9).

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

COMMON STOCK -- 74.0%

CONSUMER DISCRETIONARY -- 8.2%
   Amazon.Com*                                            28,900  $       1,400
   American Eagle Outfitters (B)                          72,200          1,643
   Autonation (B)*                                       153,661          3,184
   Bed Bath & Beyond*                                     90,000          3,839
   Best Buy                                               16,905            816
   Black & Decker (B)                                     63,410          5,568
   Brunswick                                              35,966          1,413
   Cablevision Systems, Cl A*                             74,685          1,767
   Carnival                                              362,258         19,739
   Centex (B)                                             31,186          2,241
   Circuit City Stores                                    25,900            542
   Coach*                                                225,500          7,764
   Comcast, Cl A (B)*                                    514,186         13,575
   Darden Restaurants (B)                                 89,800          3,213
   Dollar General (B)                                    100,000          1,891
   DR Horton                                              73,193          2,594
   eBay (B)*                                              78,042          3,497
   EchoStar Communications, Cl A*                        384,250          9,929
   Federated Department Stores                            82,663          5,326
   Ford Motor (B)                                         52,193            424
   Fortune Brands                                        211,941         16,523
   Gannett (B)                                           102,400          6,310
   Gap (B)                                                70,700          1,229
   General Motors                                         52,000          1,139
   Genuine Parts                                          50,700          2,247
   Goodyear Tire & Rubber (B)*                           139,700          2,393
   Gymboree*                                               8,600            194
   H&R Block                                             148,553          3,631
   Harley-Davidson (B)                                   134,200          7,228
   Harman International Industries                        36,800          3,588
   Harrah's Entertainment                                 35,200          2,397
   Hilton Hotels                                          56,618          1,241
   Home Depot                                          1,083,218         45,257
   Hovnanian Enterprises, Cl A*                           11,761            586
   J.C. Penney (B)                                       440,693         23,123
   Jack in the Box*                                       27,900            937

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   Jakks Pacific (B)*                                      6,400  $         130
   Johnson Controls                                        1,512            105
   Jones Apparel Group                                    72,000          2,071
   KB Home (B)                                            63,800          4,451
   Kohl's*                                                 3,800            175
   Lennar, Cl A (B)                                        8,400            485
   Liberty Media, Cl A*                                  120,200            923
   Limited Brands                                          4,200             93
   Liz Claiborne                                          35,200          1,228
   Lowe's                                                 73,632          4,969
   Marriott International, Cl A                           45,100          2,914
   McDonald's                                            459,432         15,552
   McGraw-Hill                                             9,500            504
   Meritage Homes*                                        43,374          2,883
   News, Cl A                                            210,400          3,116
   Nike, Cl B (B)                                            590             50
   Nordstrom                                             144,226          5,319
   NVR (B)*                                               11,774          8,092
   Office Depot*                                          92,100          2,734
   Omnicom Group                                          13,457          1,138
   Polaris Industries                                     11,600            574
   Pulte Homes (B)                                       163,716          6,816
   Reebok International                                   30,400          1,750
   Sears Holdings*                                        23,300          2,682
   Select Comfort (B)*                                    44,900          1,076
   Sherwin-Williams                                       23,400          1,026
   Stanley Works                                          11,300            542
   Staples                                                 6,972            161
   Starbucks (B)*                                        411,308         12,524
   Starwood Hotels & Resorts Worldwide                    48,363          2,926
   Strayer Education                                       5,800            579
   Target                                                115,162          6,162
   Tiffany                                                 5,000            204
   Time Warner                                           322,328          5,795
   Toll Brothers*                                         83,215          2,863
   Tribune                                                19,900            636
   Univision Communications, Cl A*                       132,200          3,996
   VF                                                    110,360          6,252
   Viacom, Cl B                                          332,546         11,107
   Walt Disney (B)                                     1,095,718         27,316
   Wendy's International                                  31,600          1,605
   Whirlpool                                               6,000            491
   Yum! Brands                                           112,100          5,469
                                                                  -------------
                                                                        367,872
                                                                  -------------

CONSUMER STAPLES -- 6.2%
   Altria Group                                          451,657         32,876
   Anheuser-Busch                                        134,525          5,884
   Archer-Daniels-Midland                                649,221         15,302
   Avon Products                                         108,600          2,970
   BJ's Wholesale Club*                                   32,400            858
   Brown-Forman, Cl B                                     16,300          1,122
   Chattem*                                                6,300            200


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005      13

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (Unaudited)

LARGE CAP DISCIPLINED EQUITY FUND (Continued)

November 30, 2005

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   Clorox                                                 27,753  $       1,507
   Coca-Cola                                             661,080         28,222
   Coca-Cola Enterprises                                 354,298          6,810
   Colgate-Palmolive                                       8,400            458
   ConAgra Foods                                          23,800            512
   Constellation Brands, Cl A*                            59,795          1,412
   Costco Wholesale                                        3,900            195
   CVS                                                   125,600          3,394
   Energizer Holdings (B)*                                95,739          5,046
   General Mills (B)                                       7,200            342
   Hershey                                                60,466          3,279
   Kellogg                                                15,000            661
   Kimberly-Clark                                        181,794         10,722
   Kroger*                                               287,454          5,594
   Loews - Carolina Group                                179,223          7,214
   Molson Coors Brewing, Cl B                              2,100            140
   Parlux Fragrances (B)*                                 48,200          1,387
   Pepsi Bottling Group                                  170,800          5,039
   PepsiCo                                               272,927         16,157
   Pilgrim's Pride                                       378,184         12,102
   Procter & Gamble                                      661,502         37,831
   Reynolds American (B)                                 115,800         10,309
   Safeway                                                95,500          2,220
   Sanderson Farms (B)                                    23,800            848
   Sara Lee                                               30,400            549
   Smithfield Foods*                                     114,305          3,341
   Supervalu                                              93,738          3,067
   Tyson Foods, Cl A                                     263,593          4,436
   UST (B)                                                30,900          1,192
   Wal-Mart Stores                                       759,042         36,859
   Walgreen (B)                                          101,903          4,655
   Whole Foods Market                                        800            118
   WM Wrigley Jr.                                          9,000            617
                                                                  -------------
                                                                        275,447
                                                                  -------------

ENERGY -- 7.4%
   Amerada Hess (B)                                       60,208          7,377
   Anadarko Petroleum                                     86,932          7,877
   Apache                                                 77,084          5,032
   Baker Hughes                                            3,900            224
   BJ Services                                             6,400            235
   Burlington Resources (B)                               57,348          4,143
   Chevron                                               784,823         44,978
   ConocoPhillips                                        653,410         39,538
   Devon Energy (B)                                      337,202         20,300
   El Paso                                                69,300            762
   EOG Resources (B)                                      69,400          4,979
   Exxon Mobil                                         1,902,523        110,403
   Halliburton                                            86,230          5,489
   Helmerich & Payne                                      10,400            603
   Kerr-McGee                                             22,011          1,903
   Kinder Morgan (B)                                      18,934          1,715
   Marathon Oil                                           82,427          4,887

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   Murphy Oil                                              9,400  $         465
   Nabors Industries*                                      2,600            182
   National Oilwell Varco*                                25,300          1,534
   Noble (B)                                              13,900          1,002
   Occidental Petroleum (B)                              178,504         14,155
   Pogo Producing                                          6,900            338
   Rowan (B)*                                             34,700          1,245
   Schlumberger (B)                                      177,031         16,947
   Sunoco (B)                                             75,158          5,802
   Tidewater                                              14,700            664
   Transocean (B)*                                       155,700          9,940
   Unit*                                                  18,400            997
   Valero Energy                                         165,100         15,883
   Weatherford International*                              4,700            327
   Williams                                              123,600          2,657
   XTO Energy                                             21,466            873
                                                                  -------------
                                                                        333,456
                                                                  -------------

FINANCIALS -- 15.5%
   ACE                                                   129,242          7,173
   Aflac                                                   6,200            298
   Allstate                                              307,547         17,253
   American Express                                      173,460          8,919
   American Financial Group                               46,200          1,716
   American International Group                          423,427         28,429
   AmeriCredit (B)*                                       45,200          1,121
   Ameriprise Financial                                   18,736            788
   AmSouth Bancorp                                        12,000            319
   AON (B)                                                31,300          1,140
   Apartment Investment & Management, Cl A+               44,600          1,727
   Archstone-Smith Trust+                                 59,700          2,496
   Assurant                                               41,300          1,822
   Bank of America                                     1,390,122         63,793
   Bank of New York                                       83,000          2,689
   BB&T (B)                                              114,500          4,872
   Bear Stearns                                           25,426          2,822
   Capital One Financial (B)                              89,619          7,444
   Charles Schwab                                        117,700          1,795
   Chubb                                                  19,100          1,850
   CIT Group                                              60,764          3,008
   Citigroup                                           1,739,239         84,440
   Comerica                                               57,200          3,299
   Conseco (B)*                                           30,890            693
   Countrywide Financial                                 500,041         17,406
   E*Trade Financial (B)*                                 12,700            248
   Equity Office Properties Trust+                        25,900            808
   Equity Residential+                                    25,200          1,027
   Fannie Mae                                             42,308          2,033
   Federated Investors, Cl B                               6,300            230
   Fidelity National Financial                             4,900            185
   First Niagara Financial Group                           9,800            142
   Franklin Resources                                     50,209          4,663


--------------------------------------------------------------------------------
14      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   Freddie Mac                                           160,771  $      10,040
   Friedman Billings Ramsey Group, Cl A+ (B)              18,000            192
   General Growth Properties+ (B)                         14,348            655
   Genworth Financial, Cl A (B)                           32,600          1,123
   Golden West Financial (B)                              50,085          3,245
   Goldman Sachs Group (B)                               131,503         16,959
   Hartford Financial Services Group                      98,064          8,568
   Host Marriott+ (B)                                    549,381          9,834
   JPMorgan Chase                                        788,688         30,167
   Keycorp                                               137,800          4,569
   Lehman Brothers Holdings (B)                          224,069         28,233
   Lincoln National                                       28,500          1,481
   Loews                                                 255,491         24,675
   M&T Bank                                                3,400            368
   Marshall & Ilsley                                       4,700            202
   MBIA (B)                                               11,200            692
   MBNA                                                  183,663          4,917
   Merrill Lynch                                         346,025         22,983
   Metlife (B)*                                          508,136         26,138
   MGIC Investment (B)                                    86,500          5,631
   Moody's (B)                                            94,170          5,664
   Morgan Stanley                                        266,416         14,927
   National City                                         154,416          5,236
   North Fork Bancorporation                               4,700            127
   Northern Trust                                          7,600            400
   PNC Financial Services Group                            8,828            563
   Popular                                                 7,000            155
   Principal Financial Group (B)                          74,500          3,775
   Progressive (B)                                        12,524          1,540
   Prologis+                                              23,759          1,078
   Prudential Financial (B)                              163,563         12,660
   Public Storage+ (B)                                    12,000            847
   Regions Financial                                      24,900            839
   Safeco (B)                                             42,861          2,411
   Simon Property Group+                                  47,281          3,655
   SLM                                                    38,100          2,002
   St. Paul Travelers                                    422,127         19,642
   SunTrust Banks                                         38,900          2,830
   Synovus Financial                                      32,000            901
   T Rowe Price Group (B)                                 41,564          2,991
   TD Banknorth                                           18,300            543
   UnionBanCal                                            20,373          1,410
   UnumProvident (B)                                      23,400            515
   US Bancorp (B)                                        603,011         18,259
   Vornado Realty Trust+ (B)                              15,800          1,349
   Wachovia                                              815,176         43,530
   Washington Mutual                                     339,663         13,991
   Wells Fargo                                           676,708         42,531
   WR Berkley                                            277,200         12,923
   Zions Bancorporation (B)                               12,700            960
                                                                  -------------
                                                                        695,574
                                                                  -------------

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

HEALTH CARE -- 10.1%
   Abbott Laboratories                                   602,291  $      22,712
   Aetna                                                 247,215         22,865
   Allergan (B)                                           73,100          7,310
   American Pharmaceutical Partners*                           1             --
   AmerisourceBergen (B)                                  90,581          7,278
   Amgen (B)*                                            483,933         39,165
   Bausch & Lomb                                          54,510          4,429
   Baxter International (B)                              253,300          9,851
   Becton Dickinson                                      129,109          7,518
   Biogen Idec*                                          106,900          4,576
   Boston Scientific*                                     49,400          1,308
   Bristol-Myers Squibb                                  351,547          7,590
   C.R. Bard                                              73,504          4,768
   Cardinal Health                                       352,594         22,548
   Caremark Rx*                                           99,100          5,093
   Chiron*                                                13,300            589
   Cigna                                                 130,158         14,645
   Coventry Health Care*                                  36,650          2,183
   Cytyc*                                                  7,700            212
   Eli Lilly (B)                                          83,919          4,238
   Endo Pharmaceuticals Holdings (B)*                    122,505          3,665
   Express Scripts*                                       36,300          3,066
   Genentech*                                             78,332          7,490
   Genzyme*                                               20,400          1,516
   Gilead Sciences*                                       18,600            943
   Guidant                                                79,736          4,918
   HCA (B)                                                37,900          1,932
   Health Management Associates, Cl A                      8,400            197
   Henry Schein*                                          15,101            644
   Hospira*                                               36,100          1,594
   Humana (B)*                                           131,400          6,022
   Johnson & Johnson                                   1,179,606         72,841
   King Pharmaceuticals*                                  50,400            793
   Laboratory of America Holdings (B)*                    62,800          3,259
   Manor Care (B)                                         16,200            639
   McKesson                                              208,791         10,502
   Medco Health Solutions*                               100,324          5,382
   Medimmune*                                              7,300            262
   Medtronic                                             253,349         14,079
   Merck                                                 396,394         11,654
   Millipore*                                             15,900          1,015
   Pacificare Health Systems (B)*                        137,338         11,817
   Patterson*                                             10,700            374
   Pfizer                                              1,902,163         40,326
   Quest Diagnostics (B)                                  72,900          3,652
   Schering-Plough                                       131,000          2,531
   St. Jude Medical*                                      10,144            485
   Stryker                                                24,164          1,046
   Thoratec*                                              22,800            466
   UnitedHealth Group                                    411,590         24,638
   Universal Health Services, Cl B                         5,000            240
   USANA Health Sciences (B)*                             11,200            442


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005      15

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (Unaudited)

LARGE CAP DISCIPLINED EQUITY FUND (Continued)

November 30, 2005

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   Waters*                                                73,300  $       2,876
   Watson Pharmaceuticals*                                11,900            397
   WellPoint*                                            122,369          9,402
   Wyeth                                                 311,357         12,940
   Zimmer Holdings*                                       18,395          1,153
                                                                  -------------
                                                                        454,076
                                                                  -------------

INDUSTRIALS -- 8.5%
   3M*                                                   236,844         18,587
   ACCO Brands*                                                1             --
   American Power Conversion                              98,800          2,214
   American Standard*                                     38,000          1,447
   Boeing (B)                                            244,448         16,669
   Burlington Northern Santa Fe                           56,100          3,713
   Caterpillar                                           445,486         25,740
   Cendant                                               733,911         13,042
   Cooper Industries, Cl A                                45,743          3,327
   CSX                                                    51,103          2,486
   Cummins                                                 3,060            272
   Deere                                                  52,700          3,655
   Deluxe                                                186,556          6,050
   Eaton                                                 187,638         11,956
   EGL*                                                    7,000            260
   Emerson Electric                                       71,915          5,437
   Equifax                                                56,200          2,152
   Fastenal (B)                                           20,800            826
   FedEx                                                 102,465         10,003
   Fluor                                                   8,800            652
   General Dynamics                                       74,307          8,493
   General Electric                                    2,355,217         84,128
   Goodrich                                               72,165          2,780
   Herman Miller                                          22,300            682
   Honeywell International                               190,453          6,959
   Illinois Tool Works                                    33,100          2,922
   Ingersoll-Rand, Cl A                                  177,770          7,045
   ITT Industries                                          6,200            674
   L-3 Communications Holdings                             7,967            594
   Lockheed Martin                                       466,913         28,295
   Masco                                                  20,991            625
   Navistar International*                                66,400          1,884
   Norfolk Southern                                      432,484         19,133
   Northrop Grumman (B)                                  171,632          9,847
   Paccar                                                105,909          7,611
   Pall                                                   13,600            378
   Parker Hannifin                                         6,100            417
   Pitney Bowes                                           24,300          1,012
   Raytheon                                               96,500          3,708
   Robert Half International                              60,084          2,299
   Rockwell Automation                                   121,062          6,832
   Rockwell Collins                                       54,100          2,472
   RR Donnelley & Sons                                    92,400          3,160
   Swift Transportation*                                  13,400            262

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   Textron                                                52,200  $       4,119
   Thomas & Betts*                                        10,700            428
   Tyco International                                    233,275          6,653
   Union Pacific                                           2,200            168
   United Parcel Service, Cl B                           334,210         26,035
   United Technologies                                   246,393         13,266
   WW Grainger                                             7,500            527
                                                                  -------------
                                                                        381,896
                                                                  -------------

INFORMATION TECHNOLOGY -- 11.0%
   ADC Telecommunications (B)*                            64,000          1,308
   Adobe Systems (B)                                      30,900          1,008
   Advanced Micro Devices (B)*                            62,762          1,643
   Agilent Technologies*                                  27,500            981
   Apple Computer*                                       146,130          9,911
   Applied Materials                                      12,100            219
   Arrow Electronics*                                     54,349          1,685
   Autodesk                                              159,980          6,674
   Automatic Data Processing                              46,453          2,183
   Avocent*                                                6,600            194
   Black Box                                               2,600            121
   BMC Software*                                          67,400          1,381
   Broadcom, Cl A (B)*                                    41,000          1,908
   CDW (B)                                                44,400          2,604
   Cisco Systems*                                        947,380         16,617
   Citrix Systems (B)*                                    44,500          1,208
   Computer Associates International                       2,957             84
   Computer Sciences*                                     42,100          2,115
   Compuware*                                            110,900          1,024
   Comverse Technology (B)*                               58,200          1,525
   Corning*                                              166,000          3,361
   Cymer*                                                 28,700          1,097
   Dell*                                               1,069,802         32,256
   Digital Insight*                                       42,600          1,411
   Electronic Arts (B)*                                    6,806            384
   Electronic Data Systems                                 3,500             81
   EMC*                                                  532,125          7,413
   Emulex*                                                36,300            723
   First Data                                             14,103            610
   Fiserv*                                               162,500          7,395
   Freescale Semiconductor, Cl B*                        242,454          6,255
   Hewlett-Packard                                     1,237,164         36,707
   Ingram Micro, Cl A*                                    37,221            699
   Intel                                               2,349,563         62,686
   Interdigital Communications*                            6,300            123
   International Business Machines                       727,355         64,662
   Intuit*                                                 3,200            171
   Jabil Circuit (B)*                                     46,300          1,533
   Kla-Tencor                                              4,000            205
   Komag (B)*                                              3,900            136
   Lexmark International, Cl A (B)*                       24,600          1,171
   LSI Logic*                                            184,500          1,515
   Lucent Technologies (B)*                              416,118          1,161


--------------------------------------------------------------------------------
16      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   MEMC Electronic Materials*                            165,626  $       3,707
   Micrel*                                                46,500            562
   Microsoft                                           2,487,356         68,925
   MicroStrategy, Cl A*                                   24,000          1,773
   Motorola                                            1,217,484         29,329
   National Semiconductor (B)                            331,878          8,589
   NCR (B)*                                              184,475          6,263
   Network Appliance (B)*                                 56,400          1,642
   Nvidia (B)*                                            90,600          3,277
   Oracle*                                               946,912         11,903
   QLogic*                                                10,600            350
   Qualcomm                                              477,052         21,692
   Sabre Holdings, Cl A                                   83,000          1,898
   Scientific-Atlanta                                     49,300          2,086
   Serena Software*                                       13,400            314
   Symantec*                                              85,500          1,506
   Synaptics (B)*                                         32,400            872
   Synopsys*                                              12,900            252
   Take-Two Interactive Software (B)*                     65,008          1,186
   Tech Data*                                              8,600            338
   Texas Instruments (B)                                 866,232         28,135
   Xerox (B)*                                            283,300          4,023
   Yahoo! (B)*                                           239,510          9,635
                                                                  -------------
                                                                        494,405
                                                                  -------------

MATERIALS -- 2.1%
   Allegheny Technologies (B)                              9,900            326
   Ashland (B)                                            36,427          2,031
   Ball                                                   63,440          2,615
   Chemtura                                               40,100            483
   Dow Chemical                                          674,671         30,529
   E.I. Du Pont de Nemours (B)                           103,391          4,420
   Eagle Materials (B)                                     3,900            448
   Eastman Chemical (B)                                   93,300          5,162
   Ecolab                                                  3,726            124
   Freeport-McMoRan Copper & Gold, Cl B (B)              120,000          6,253
   Georgia-Pacific                                        45,947          2,173
   Huntsman (B)*                                         200,316          3,806
   Louisiana-Pacific                                      20,134            543
   Martin Marietta Materials                              34,100          2,561
   Monsanto (B)                                           94,310          6,910
   Newmont Mining                                        231,996         10,700
   Nucor                                                  30,700          2,059
   Phelps Dodge                                            9,300          1,262
   Praxair                                                 5,480            285
   Quanex                                                 16,800          1,039
   Rohm & Haas                                             9,100            399
   Southern Copper (B)                                    75,894          4,828
   Temple-Inland                                          11,600            486

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   United States Steel                                    14,900  $         709
   Vulcan Materials                                       25,500          1,701
                                                                  -------------
                                                                         91,852
                                                                  -------------

TELECOMMUNICATION SERVICES -- 2.3%
   Alltel                                                 10,900            728
   AT&T (B)                                              946,671         23,582
   BellSouth (B)                                         268,611          7,322
   CenturyTel (B)                                        109,200          3,615
   Citizens Communications                                22,200            290
   Nextel Partners, Cl A*                                 44,663          1,184
   Sprint Nextel                                       1,716,397         42,979
   Valor Communications Group                             12,800            155
   Verizon Communications                                669,617         21,414
                                                                  -------------
                                                                        101,269
                                                                  -------------

UTILITIES -- 2.7%
   AES*                                                  740,286         11,674
   Allegheny Energy*                                     151,291          4,210
   Alliant Energy                                         42,700          1,211
   Ameren                                                  5,300            278
   American Electric Power (B)                           136,100          4,973
   Centerpoint Energy                                    527,067          6,968
   CMS Energy (B)*                                       227,409          3,179
   Constellation Energy Group                             47,003          2,491
   Dominion Resources                                     15,500          1,177
   DTE Energy (B)                                         58,000          2,531
   Duke Energy (B)                                       383,800         10,309
   Edison International                                  415,964         18,768
   Entergy                                                10,932            765
   Exelon (B)                                            111,782          5,817
   FirstEnergy                                            45,100          2,118
   FPL Group                                               9,000            382
   Nicor (B)                                               4,800            192
   NiSource                                                8,158            176
   PG&E (B)                                              103,804          3,818
   Pinnacle West Capital (B)                              50,600          2,099
   PPL                                                    20,500            603
   Public Service Enterprise Group (B)                    70,523          4,423
   Sempra Energy                                          23,630          1,039
   Southern (B)                                           32,800          1,138
   TECO Energy (B)                                       102,400          1,791
   TXU                                                   265,854         27,285
   Westar Energy                                          10,300            233
                                                                  -------------
                                                                        119,648
                                                                  -------------

Total Common Stock
   (Cost $2,992,544) ($ Thousands)                                    3,315,495
                                                                  -------------


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005      17

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (Unaudited)

LARGE CAP DISCIPLINED EQUITY FUND (Continued)

November 30, 2005

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

COMMERCIAL PAPER (D) -- 8.1%

   Alltel
           4.023%, 12/09/05                        $      25,000  $      24,978
   Altius I Funding (C)
           4.123%, 12/08/05                                2,230          2,228
   America Honda Finance
           4.021%, 12/12/05                               25,000         24,969
   American Express Credit
           4.178%, 01/06/06                               25,000         24,896
   American General Finance
           4.024%, 12/12/05                               25,000         24,969
   Broadhollow Funding (C)
           4.106%, 12/13/05                                2,787          2,784
           4.104%, 12/09/05                                2,787          2,785
           4.094%, 12/09/05                                3,066          5,569
   CPI Funding (C)
           4.102%, 12/05/05                                2,578          2,577
   Chevron Texaco
           4.003%, 12/01/05                               25,000         25,000
   Cre-8 Funding (C)
           4.124%, 12/09/05                                6,885          6,878
   FNMA
           4.334%, 07/10/06                                  125            122
   Fortis Funding LLC
           4.010%, 12/01/05                               25,000         25,000
   General Electric Capital
           4.197%, 01/04/06                               25,000         24,901
   HSBC Finance
           3.998%, 12/01/05                               25,000         25,000
   Lakeside Funding (C)
           4.100%, 12/08/05                                2,787          2,787
   Lasalle Bank
           4.023%, 12/01/05                               25,000         25,000
   Merck
           4.003%, 12/01/05                               25,000         25,000
   Rhineland Funding (C)
           4.311%, 01/30/06                                9,755          9,686
           4.291%, 02/01/06                                4,819          4,784
   Toyota Credit
           4.172%, 01/06/06                               25,000         24,896
   UnitedHealth Group
           4.032%, 12/12/05                               25,000         24,969
   Wells Fargo
           4.030%, 12/14/05                               25,000         24,964
                                                                  -------------

Total Commercial Paper
   (Cost $364,742) ($ Thousands)                                        364,742
                                                                  -------------

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

ASSET-BACKED SECURITIES (E) (F) -- 6.2%

AUTOMOTIVE -- 0.0%
   Capital Auto Receivables Asset Trust,
      Ser 2005-SN1A, Cl A1 (C)
           3.327%, 05/15/06                        $       1,594  $       1,594
   Drive Time Auto Owner Trust,
      Ser 2005-B, Cl A1 (C)
           4.140%, 12/15/05                                  255            255
                                                                  -------------
                                                                          1,849
                                                                  -------------

MORTGAGE RELATED SECURITIES -- 6.2%
   Ace Securities, Ser 2005-HE7, Cl A1B2
           4.500%, 11/25/35                                4,500          4,500
   Adjustable Rate Mortage Trust,
      Ser 2005-3, Cl 1A2
           4.639%, 07/25/35                                  775            765
   Adjustable Rate Mortgage NIM Trust,
      Ser 2005-4, Cl A
           5.500%, 12/27/35                                2,384          2,348
   Ameriquest Mortgage Securities,
      Ser 2004-R8, Cl A3
           4.491%, 09/25/34                                3,655          3,657
   Bear Stearns Asset Backed Securities,
      Ser 2005-FR1, Cl A1
           5.000%, 06/25/35                                2,064          2,060
   Blue Heron Funding, Ser 9A, Cl A1 (C)
           4.221%, 12/27/05                                5,575          5,575
   CCN Independence IV (C)
           4.190%, 12/15/05                                1,951          1,951
   Cheyne High Grade, Ser 2004-1A,
      Cl AM1 (C)
           4.330%, 02/10/06                                2,787          2,787
   Citigroup Mortgage Loan Trust,
      Ser 2005-HE4, Cl A2C
           4.490%, 10/25/35                                8,916          8,916
   Commodore, Ser 2003-2A,
      Cl A1MM (C)
           3.914%, 12/12/05                                2,564          2,564
   Countrywide Asset-Backed Certificates,
      Ser 2003-2, Cl M2
           5.850%, 03/26/33                                3,500          3,530
   Countrywide Asset-Backed Certificates,
      Ser 2004-2N, Cl N2
           5.000%, 02/25/35                                2,028          2,023
   Countrywide Home Loans,
      Ser 2005-HYB9, Cl 1A1
           5.150%, 11/20/35                                4,000          3,995
   Countrywide Home Loans,
      Ser 2005-HYB9, Cl 1A2
           5.150%, 11/20/35                                  800            797
   Credit-Based Asset Servicing and
      Securities, Ser 2005-CB8, Cl AF1
           5.451%, 01/08/36                               18,100         18,100


--------------------------------------------------------------------------------
18      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   DSLA Mortgage Loan Trust,
      Ser 2004-AR2, Cl B2
         5.359%, 11/19/44                          $       1,849  $       1,849
   Duke Funding, Ser 2004-6B,
      Cl A1S1 (C)
         4.185%, 01/09/06                                  4,181          4,181
   FBR Securitization Trust, Ser 2005-4,
      Cl M11
         6.339%, 12/25/35                                    900            805
   FBR Securitization Trust, Ser 2005-4,
      Cl M12
         6.339%, 12/08/35                                  1,000            895
   First Franklin Mortgage Loan Asset,
      Ser 2003-FF1, Cl M3V
         6.691%, 03/25/33                                  1,150          1,156
   First Franklin Mortgage Loan Asset,
      Ser 2004-FF11, Cl 1A2
         4.541%, 01/25/35                                  3,308          3,312
   First Franklin Mortgage Loan Asset,
      Ser 2005-FF10, Cl A4
         4.511%, 11/25/35                                 25,000         24,998
   First Franklin Mortgage Loan Asset,
      Ser 2005-FF9, Cl A3
         4.471%, 10/25/35                                 13,000         12,999
   GSAA Home Equity Trust, Ser NI,
      Cl M9
         6.500%, 12/25/35                                  5,026          5,013
   HSI Asset Securitization Trust,
      Ser 2005-NC1, Cl 2A4
         4.511%, 07/25/35                                  4,911          4,911
   Harwood Street Funding II,
      Ser 2005-1A, Cl NOTE (C)
         4.241%, 12/27/05                                  5,575          5,575
   Home Equity Asset Trust
      Ser 2004-1, Cl M2
         5.391%, 06/25/34                                  1,300          1,310
   Home Equity Asset Trust,
      Ser 2004-6N, Cl A
         5.250%, 01/27/35                                  4,942          4,899
   Home Equity Asset Trust,
      Ser 2004-7N, Cl A
         4.500%, 02/27/35                                  5,991          5,912
   Home Equity Asset Trust,
      Ser 2005-1N, Cl A
         4.750%, 06/27/35                                  1,422          1,420
   Home Equity Asset Trust,
      Ser 2005-5N, Cl A
         5.500%, 12/27/35                                  4,000          3,973
   Indymac Mortgage Loan Trust,
      Ser 2005-AR2, Cl 1A1
         5.000%, 01/25/36                                  1,700          1,690
   Long Beach Asset Holdings,
      Ser 2005-WL1, Cl N1
         5.193%, 06/25/45                                  2,377          2,374

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   Merrill Lynch Mortgage Investors,
      Ser 2005-AR1N, Cl N1
         5.000%, 06/25/07                          $       5,254  $       5,179
   Merrill Lynch Mortgage Investors,
      Ser 2005-NCB, Cl A1A
         5.451%, 07/25/36                                 10,784         10,784
   Morgan Stanley Capital I,
      Ser 2003-NC8, Cl M3
         6.291%, 09/25/33                                  1,750          1,795
   Morgan Stanley Dean Witter Capital I,
      Ser 2003-NC1, Cl M2
         6.241%, 11/25/32                                  2,005          2,021
   Morgan Stanley Dean Witter Capital I,
      Ser 2003-NC4, Cl M2
         6.191%, 04/25/33                                  1,150          1,163
   Option One Mortgage Securities,
      Ser 2005-3A, Cl N1
         5.438%, 08/26/35                                  2,661          2,646
   Orchid Structured Finance,
      Ser 2003-1A, Cl A1MM (C)
         4.518%, 02/20/06                                  4,570          4,570
   Ownit Mortgage Loan NIM,
      Ser 2005-4N, Cl N1
         5.000%, 08/25/36                                  7,285          7,171
   Park Place Securities NIM Trust,
      Ser MM1, Cl AM4 (C)
         4.231%, 12/27/05                                  5,457          5,457
   RMAC, Ser 2004-NS3A, Cl A1 (C)
         4.115%, 12/12/05                                  1,824          1,824
   Residential Asset Securities,
      Ser 2005-KS8, Cl A3
         4.451%, 08/25/35                                  1,375          1,376
   SB Finance NIM Trust, Ser 2005-HE3,
      Cl 2N1
         5.000%, 06/25/35                                  5,771          5,735
   SB Finance NIM Trust, Ser 2005-HE3,
      Cl N1
         4.750%, 09/25/35                                  6,891          6,839
   Saco I Trust, Ser 2005-9, Cl A1
         4.470%, 12/25/35                                 17,500         17,500
   Saco I Trust, Ser 2005-WM3, Cl A1
         4.451%, 09/25/35                                 14,433         14,432
   Sail Net Interest Margin Notes,
      Ser 2004-2A, Cl A
         5.500%, 04/27/34                                  3,549          3,546
   Sasco Net Interest Margin Trust,
      Ser 2005-A6A, Cl A
         5.500%, 07/27/35                                  5,453          5,376
   Sasco Net Interest Margin Trust,
      Ser 2005-WF3A, Cl A
         4.750%, 07/27/35                                  3,727          3,713
   Saturn Ventures II (C)
         4.150%, 12/07/05                                  5,575          5,575


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005      19

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (Unaudited)

LARGE CAP DISCIPLINED EQUITY FUND (Continued)

November 30, 2005

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Sharps SP I LLC Net Interest Margin
      Trust, Ser 2005-HE5N, Cl A1
         5.800%, 08/25/35                          $       4,912  $       4,900
   Sharps SP I LLC Net Interest Margin
      Trust, Ser 2005-WF1N, Cl NA
         6.150%, 05/25/35                                  4,700          4,676
   Soundview Home Equity Loan Trust,
      Ser 2005-OPT4, Cl M8
         6.720%, 12/25/35                                    850            725
   Structured Asset Securities,
      Ser 2004-19XS, Cl A2
         4.370%, 10/25/34                                  3,250          3,221
   TIAA Real Estate, Ser 2003-1A,
      Cl A1 (C)
         4.230%, 12/28/05                                  3,599          3,599
   Whitehawk CDO Funding,
      Ser 2004-1A, Cl AMMD (C)
         3.890%, 12/15/05                                  1,394          1,394
   Whitehawk CDO Funding,
      Ser 2004-1A, Cl AMME (C)
         3.890%, 12/15/05                                    836            836
                                                                  -------------
                                                                        276,893
                                                                  -------------
Total Asset-Backed Securities
   (Cost $278,863) ($ Thousands)                                        278,742
                                                                  -------------

U.S. TREASURY OBLIGATIONS -- 4.5%
   U.S. Treasury Bills
         4.207%, 05/25/06 (A)                              6,140          6,018
         3.830%, 01/19/06 (D)                            103,000        102,482
         3.823%, 02/23/06 (A)                              6,100          6,046
         3.797%, 01/12/06 (A)                              6,000          5,974
         3.785%, 01/26/06 (A)                             19,320         19,207
         3.472%, 12/15/05 (A)                                250            250
         3.410%, 12/08/05 (A)                             60,000         59,957
         3.397%, 12/22/05 (A)                                300            299
                                                                  -------------
Total U.S. Treasury Obligations
   (Cost $200,221) ($ Thousands)                                        200,233
                                                                  -------------

CORPORATE OBLIGATIONS (C) -- 4.1%

FINANCIALS -- 4.1%
   Allstate Life Global Funding II MTN (E)
         4.140%, 12/15/05                                  2,564          2,564
   American General Finance (E) (F)
         4.142%, 12/15/05                                  3,066          3,065
         4.120%, 12/15/05                                  5,017          5,017
   American General Finance MTN, Ser F
         4.001%, 07/14/06                                    557            564
   Bear Stearns, Ser EXL (E)
         4.130%, 12/15/05                                  9,923          9,923
   CCN Bluegrass (E)
         4.210%, 02/19/05                                  3,623          3,623

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   CIT Group MTN (E)
         4.342%, 02/13/06                          $      13,936  $      13,936
         4.181%, 01/19/06                                  1,394          1,394
   Caterpillar Financial Services MTN, Ser F (E)
         4.235%, 01/09/06                                  2,787          2,787
   Countrywide Financial MTN, Ser A (E)
         4.351%, 02/03/06                                  5,853          5,853
         3.920%, 12/13/05                                 10,313         10,313
   Countrywide Home Loans MTN,
      Ser M (E)
         4.323%, 01/29/06                                  1,226          1,226
   Dekabank (E)
         4.183%, 01/19/06                                 10,313         10,312
   Irish Life & Permanent MTN, Ser X (E)
         4.196%, 12/21/05                                  2,230          2,229
         4.188%, 12/21/05                                  5,184          5,184
   Islandsbanki (E) (F)
         4.216%, 12/22/05                                  4,738          4,738
   Jackson National Life Funding (E) (F)
         4.089%, 12/01/05                                 12,264         12,264
   K2 LLC MTN (E)
         3.858%, 12/12/05                                    334            334
   Liberty Lighthouse US Capital MTN (E)
         4.127%, 12/12/05                                  5,574          5,573
   Morgan Stanley, Ser EXL (E)
         4.120%, 12/05/05                                  1,951          1,951
   Morgan Stanley, Ser EXLS (E)
         4.085%, 12/05/05                                  2,787          2,787
   Natexis Banques (E) (F)
         4.118%, 12/15/05                                  5,435          5,434
   Nationwide Building Society (E) (F)
         4.090%, 12/07/05                                  5,575          5,575
         4.026%, 12/28/05                                  2,787          2,787
   Nordbank (E) (F)
         4.186%, 12/23/05                                  4,738          4,738
         4.184%, 12/23/05                                  4,738          4,738
   Northern Rock (E) (F)
         4.100%, 12/05/05                                  5,742          5,742
   Pacific Life Global Funding (E) (F)
         4.135%, 12/13/05                                  4,181          4,181
   Premium Asset Trust,
      Ser 2004-01 (E) (F)
         4.145%, 12/06/05                                  1,672          1,673
         4.106%, 12/06/05                                  1,115          1,115
         4.101%, 12/06/05                                  3,010          3,011
   Premium Asset Trust,
      Ser 2004-06 (E) (F)
         4.253%, 12/30/05                                  5,296          5,298
   Premium Asset Trust,
      Ser 2004-10 (E) (F)
         4.130%, 12/15/05                                  7,804          7,804
   SLM MTN, Ser X (E)
         4.159%, 12/20/05                                 11,149         11,149


--------------------------------------------------------------------------------
20      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                 ($ Thousands)/Shares  ($ Thousands)
--------------------------------------------------------------------------------

   SLM, Ser EXLS (E)
         4.120%, 12/15/05                          $       6,132  $       6,132
   Sigma Finance
         4.745%, 11/09/06                                  3,010          3,010
   Skandinav Enskilda Bank (E)
         4.137%, 12/19/05                                  6,132          6,132
   Witherspoon CDO (E)
         4.146%, 12/15/05                                  1,672          1,672
                                                                  -------------
Total Corporate Obligations
   (Cost $185,828) ($ Thousands)                                        185,828
                                                                  -------------

CASH EQUIVALENTS -- 3.5%
   First Union Cash Management
      Program, 3.81%**                                54,460,981         54,461
   SEI Daily Income Trust, Prime
      Obligation Fund, Cl A, 4.06%**++               101,453,173        101,453
                                                                  -------------
Total Cash Equivalents
   (Cost $155,914) ($ Thousands)                                        155,914
                                                                  -------------

CERTIFICATES OF DEPOSIT (E) -- 3.4%
   BNP Paribas
         3.950%, 12/12/05                                 19,000         19,000
   Barclays Bank
         3.970%, 12/12/05                                  8,000          8,000
   Barclays Bank
         4.280%, 02/15/06                                  2,000          2,000
   Dresdner Bank
         3.940%, 12/12/05                                 19,000         19,000
   Merrill Lynch
         4.210%, 02/01/06                                  9,000          9,000
         4.190%, 02/02/06                                 19,000         19,000
         4.180%, 02/03/06                                 19,000         19,000
         4.150%, 02/03/06                                 19,000         19,000
   Royal Bank Of Canada
         3.920%, 12/12/05                                 19,000         19,000
   Societe Generale
         3.920%, 12/12/05                                 19,000         19,000
                                                                  -------------
Total Certificates of Deposit
   (Cost $152,000) ($ Thousands)                                        152,000
                                                                  -------------

U.S. GOVERNMENT MORTGAGE-BACKED
OBLIGATIONS -- 3.3%
   FHLMC
         4.132%, 02/07/06                                 19,000         18,851

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   FHLMC TBA
         5.500%, 01/01/33                          $         600  $         590
         5.500%, 12/01/35                                 10,000          9,859
         4.000%, 12/15/20                                  6,000          5,680
   FNMA TBA
         5.500%, 12/01/20                                  5,000          5,020
         5.500%, 01/01/35                                 84,100         82,707
         5.000%, 12/01/18                                  8,000          7,880
         5.000%, 01/01/19                                  5,000          4,920
   GNMA
         4.375%, 06/20/23                                    778            782
         4.000%, 03/20/35                                    453            453
         4.000%, 06/20/35                                  2,327          2,318
         4.000%, 10/20/35                                  1,994          1,988
         4.000%, 11/20/35                                  3,449          3,429
         3.750%, 02/20/32                                  1,333          1,339
         3.500%, 10/20/35                                  1,997          1,957
         3.500%, 11/20/35                                    370            363
                                                                  -------------
Total U.S. Government Mortgage-Backed Obligations
   (Cost $148,420) ($ Thousands)                                        148,136
                                                                  -------------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 0.9%
   FHLMC
         4.373%, 09/27/06                                  2,250          2,165
         1.650%, 08/22/06 (A)                             32,000         30,960
   FHLMC IO
         4.500%, 08/15/35                                    892            240
   FNMA IO
         5.000%, 07/01/35                                 22,441          5,626
                                                                  -------------
Total U.S. Government Agency Obligations
   (Cost $39,190) ($ Thousands)                                          38,991
                                                                  -------------

SOVEREIGN BONDS -- 0.6%
   Federal Republic of Brazil
         11.000%, 08/17/40                                 5,000          6,160
   Malaysia
         7.500%, 07/15/11                                  1,800          2,016
   Republic of Philippines
         8.000%, 01/15/16                                  1,750          1,810
   Republic of Venezuela
         9.250%, 09/15/27                                  1,000          1,154
   Russian Federation
         5.000%, 03/31/30                                  6,400          7,169
   United Mexican States
         6.625%, 03/03/15                                  6,450          6,966
                                                                  -------------
Total Foreign Bonds
   (Cost $25,213) ($ Thousands)                                          25,275
                                                                  -------------


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005      21

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (Unaudited)

LARGE CAP DISCIPLINED EQUITY FUND (Concluded)

November 30, 2005

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

MASTER NOTES (C) -- 0.5%
   Bank of America
         4.143%, 12/01/05                          $      11,707  $      11,707
         4.142%, 12/01/05                                  2,230          2,230
   Bear Stearns
         4.238%, 12/01/05                                  6,689          6,689
                                                                  -------------
Total Master Notes
   (Cost $20,626) ($ Thousands)                                          20,626
                                                                  -------------

REPURCHASE AGREEMENTS (C) -- 1.0%
   Barclays Capital
      4.000%, dated 11/30/05, to be
      repurchased on 12/01/05,
      repurchase price $11,077,307
      (collateralized by various
      U.S. Government Obligations,
      ranging in par value $265,680-
      $ 11,062,363, 0.000%-0.000%,
      12/20/05-07/05/06, total market
      value $11,297,605)                                  11,076         11,076
   Lehman Brothers
      4.010%, dated 11/30/05, to be
      repurchased on 12/01/05,
      repurchase price $ 25,255,277
      (collateralized by various
      U.S. Government Obligations,
      ranging in par value $78,266-
      $2,229,798, 0.000%-7.125%,
      12/20/05-02/15/30, total market
      value $25,757,742)                                  25,252         25,252
   UBS Paine Webber
      4.010%, dated 11/30/05, to be
      repurchased on 12/01/05,
      repurchase price $11,150,233
      (collateralized by various
      U.S. Government Obligations,
      ranging in par value $768,444-
      $2,787,248, 3.940%-6.060%,
      02/28/07-10/06/20, total market
      value $11,372,118)                                  11,149         11,149
                                                                  -------------
Total Repurchase Agreements
   (Cost $47,477) ($ Thousands)                                          47,477
                                                                  -------------
Total Investments -- 110.1%
   (Cost $4,611,038) ($ Thousands)                                    4,933,459
                                                                  -------------

--------------------------------------------------------------------------------
                                                                          Value
Description                                                       ($ Thousands)
--------------------------------------------------------------------------------

OTHER ASSETS AND LIABILITIES -- (10.1)%
Payable upon Return on Securities Loaned                          $    (341,746)
Payable for Investment Securities Purchased                            (322,031)
Payable for Fund Shares Redeemed                                        (25,095)
Investment Advisory Fees Payable                                           (740)
Trustees' Fees Payable                                                      (15)
Other Assets and Liabilities, Net                                       238,323
                                                                  -------------
Total Other Assets and Liabilities                                     (451,304)
                                                                  -------------
Net Assets -- 100.0%                                              $   4,482,155
                                                                  =============

NET ASSETS:
Paid-in-Capital
   (unlimited authorization -- no par value)                      $   3,945,162
Undistributed net investment income                                      16,523
Accumulated net realized gain on investments,
   futures contracts, swap contracts and foreign
   currency contracts                                                   183,385
Net unrealized appreciation on investments                              322,421
Net unrealized appreciation on futures contracts                         17,122
Net unrealized appreciation on swap contracts                                55
Net unrealized depreciation on forward foreign
   currency contracts, foreign currencies and
   translation of other assets and liabilities
   denominated in foreign currencies                                     (2,513)
                                                                  -------------
Net Assets                                                        $   4,482,155
                                                                  =============

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($4,482,154,965 / 35,135,024 shares)                                 $127.57
                                                                        =======

A summary of the open futures contracts held by the fund at November 30, 2005, is as follows: (see note 2 in Notes to Financial Statements)

--------------------------------------------------------------------------------
                                                                    UNREALIZED
                                                                   APPRECIATION
       TYPE OF                NUMBER OF         EXPIRATION        (DEPRECIATION)
      CONTRACT                CONTRACTS            DATE           ($ THOUSANDS)
--------------------------------------------------------------------------------
3 Month Euro Euribor            (187)           March 2006        $         186
3 Month Euro Euribor            (123)            June 2006                   30
3 Month Euro Euribor             (34)         September 2006                 26
3 Month Euro Euribor             (10)          December 2006                 --
3-Month EuroYen                 (290)           March 2006                  (24)
3-Month EuroYen                 (469)            June 2006                  (72)
3-Month EuroYen                 (169)         September 2006                (26)
3-Month EuroYen                  (13)          December 2006                 (2)
10 Year U.K. Gilt                (95)           March 2006                    8
90 Day Euro Dollar               (71)           March 2010                   19
90 Day Euro Dollar              (154)           March 2006                   87
90 Day Euro Dollar               (81)           March 2006                   23
90 Day Euro Dollar               (63)           March 2007                   12
90 Day Euro Dollar               (63)           March 2008                   13
90 Day Euro Dollar               (63)           March 2009                   15
90 Day Euro Dollar               (71)            June 2010                   19
90 Day Euro Dollar                18             June 2006                   (7)
90 Day Euro Dollar               992             June 2006                 (285)
90 Day Euro Dollar               (63)            June 2007                   13
90 Day Euro Dollar               (63)            June 2008                   14
90 Day Euro Dollar               (63)            June 2009                   16
90 Day Euro Dollar               (71)         September 2010                 18


--------------------------------------------------------------------------------
22      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                                                    UNREALIZED
                                                                   APPRECIATION
        TYPE OF               NUMBER OF         EXPIRATION        (DEPRECIATION)
       CONTRACT               CONTRACTS            DATE           ($ THOUSANDS)
--------------------------------------------------------------------------------
90 Day Euro Dollar                86          September 2006               (15)
90 Day Euro Dollar               (81)         September 2006                21
90 Day Euro Dollar               (63)         September 2007                13
90 Day Euro Dollar               (63)         September 2008                15
90 Day Euro Dollar               (63)         September 2009                16
90 Day Euro Dollar               (81)          December 2005                 9
90 Day Euro Dollar                17           December 2006                 2
90 Day Euro Dollar               (63)          December 2006                15
90 Day Euro Dollar               (63)          December 2007                13
90 Day Euro Dollar               (63)          December 2008                15
90 Day Euro Dollar               (71)          December 2009                18
90 Day LIBOR                      29            March 2006                  (2)
90 Day LIBOR                     102             June 2006                  --
90 Day LIBOR                      73          September 2006                 1
90 Day LIBOR                      15           December 2006                 1
Australian 10 Year Bond         (210)          December 2005                23
Australian 90-Day Bank Bill       45            March 2006                   4
Australian 90-Day Bank Bill       17             June 2006                  --
Australian 90-Day Bank Bill       13          September 2006                 3
Australian 90-Day Bank Bill        9           December 2006                 1
Canadian 10 Year Bond             55            March 2006                  15
Canadian Bank                     31            March 2006                 (22)
Canadian Bank                    143             June 2006                (105)
Canadian Bank                     63          September 2006                (8)
EURO-BOND                        (92)          December 2005               172
Japan 10 Year Bond                34           December 2005               368
S&P 500 Composite Index          380            March 2006               1,595
S&P 500 FUTURE                 1,127           December 2005             6,338
S&P 500 FUTURE                 1,167            March 2006              (1,609)
S&P 500 FUTURE                 1,279           December 2005             9,535
U.S. 2 Year Treasury Note        (15)           March 2006                   3
U.S. 2 Year Treasury Note         (9)          December 2005                 1
U.S. 5 Year Treasury Note        (16)           March 2006                   5
U.S. 5 Year Treasury Note       (110)          December 2005               (40)
U.S. 10 Year Treasury Note      (983)           March 2006                 526
U.S. 10 Year Treasury Note        23            March 2006                 (13)
U.S. Long Treasury Bond         (117)           March 2006                 125
                                                                  ------------
                                                                  $     17,122
                                                                  ------------

Forward Foreign Currency Contracts -- The following forward foreign currency contracts were outstanding at November 30, 2005 (See Note 2 in Notes to Financial Statements):

--------------------------------------------------------------------------------
                                                                   UNREALIZED
                          CURRENCY TO           CURRENCY TO       APPRECIATION
       MATURITY             DELIVER               RECEIVE        (DEPRECIATION)
         DATE             (THOUSANDS)           (THOUSANDS)       ($ THOUSANDS)
--------------------------------------------------------------------------------
12/21/05 - 03/15/06    AUD    25,550,000    USD     18,748,625      $     (137)
12/21/05 - 03/15/06    USD    28,533,131    AUD     38,340,000            (214)
12/21/05 - 03/15/06    CAD     3,790,000    USD      3,219,983             (26)
12/21/05 - 03/15/06    USD     6,462,174    CAD      7,620,000              72
9/20/06                USD    22,122,648    CNY    172,800,000             (47)
12/21/05 - 03/15/06    GBP    16,930,000    USD     29,324,914              36
12/21/05 - 03/15/06    USD    46,154,542    GBP     26,350,000            (570)
12/21/05 - 03/15/06    JPY 5,020,000,000    USD     42,310,989             240
12/21/05 - 03/15/06    USD   111,795,816    JPY 12,851,000,000          (3,673)
12/21/05 - 03/15/06    NZD     7,720,000    USD      5,336,637             (70)
12/21/05               USD       840,262    NZD      1,230,000              23
12/21/05 - 03/15/06    CHF    11,970,000    EUR      7,748,474              16
12/21/05 - 03/15/06    EUR    22,963,757    CHF     35,420,000             (69)
12/21/05 - 03/15/06    SEK    39,400,000    EUR      4,134,877              (7)
12/21/05 - 03/15/06    EUR     8,693,257    SEK     82,000,000             (86)
12/21/05 - 03/15/06    EUR    85,530,000    USD    103,002,049           1,923
12/21/05 - 03/15/06    USD    46,430,676    EUR     39,380,000              76
                                                                       -------
                                                                       $(2,513)
                                                                       -------

At November 30, 2005, the following Credit Default Swap agreements were outstanding (See Note 2 in Notes to Financial Statements).

----------------------------------------------------------------------------------------
                                                                           UNREALIZED
                                                             NOTIONAL     APPRECIATION
                                            EXPIRATION       AMOUNT       (DEPRECIATION)
             DESCRIPTION                       DATE       ($ THOUSANDS)   ($ THOUSANDS)
----------------------------------------------------------------------------------------
   Fund receives semi-annual payment
   Bank of America CMBS AA Index
      0.748%, 04/28/06. Upon a defined
      credit event Fund pays notional
      amount and takes receipt a
      defined deliverable obligation.
      (Counter Party: Bank of America)         04/28/06    $    14,000    $         (21)
   Fund receives semi-annual payment
   Bank of America CMBS AAA 10 Year Index
      0.592%, 05/31/06. Upon a defined
      credit event Fund pays notional
      amount and takes receipt a
      defined deliverable obligation.
      (Counter Party: Bank of America)         05/31/06         50,000              (95)
   Fund receives semi-annual payment
   Bank of America CMBS BBB Index
      1.432%, 05/31/06. Upon a defined
      credit event Fund pays notional
      amount and takes receipt a
      defined deliverable obligation.
      (Counter Party: Bank of America)         05/31/06         50,000             (170)
   Fund receives semi-annual payment
   Lehman CMBS AAA Index
      0.525%, 06/01/06. Upon a defined
      credit event Fund pays notional
      amount and takes receipt a
      defined deliverable obligation.
      (Counter Party: Citibank)                06/01/06        100,000              202
   Fund receives semi-annual payment
   Lehman CMBS AAA Index
      0.525%, 05/01/06. Upon a defined
      credit event Fund pays notional
      amount and takes receipt a
      defined deliverable obligation.
      (Counter Party: Merrill Lynch)           05/01/06         60,000              139
                                                                          -------------
                                                                          $          55
                                                                          -------------

*     Non-income producing security.

**    Rate shown is the 7-day yield as of November 30, 2005.

+     Real Estate Investment Trust

++    See Note 3 in Notes to Financial Statements.

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.

(B) This security or a partial position of this security is on loan at November 30, 2005 (see Note 9). The total value of securities on loan at November 30, 2005 was $331,185 ($Thousands).

(C) This security was purchased with cash collateral held from securities lending (see Note 9). The total value of such securities as of November 30, 2005 was $341,746 ($Thousands) (see Note 9).

(D)   The rate reported is the effective yield at time of purchase.

(E) Variable Rate Security -- The rate reported on the Statement of Net Assets is the rate in effect as of November 30, 2005.

(F) This security was sold within the terms of private placement memorandum, exempt from registration under Section 3A-4, 4(2) or 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."

AUD -- Australian Dollar

CAD -- Canadian Dollar

CDO -- Collateralized Debt Obligation

CHF -- Swiss Franc

Cl -- Class

CNY -- Chinese Yuan

EUR -- Euro

FHLMC -- Federal Home Loan Mortgage Corporation

FNMA -- Federal National Mortgage Association

GBP -- Great Britian Pound

GNMA -- Government National Mortgage Association

IO -- Interest Only

JPY -- Japanese Yen

LLC -- Limited Liability Company

MTN -- Medium Term Note

NZD -- New Zealand Dollar

SEK -- Swedish Krona

Ser -- Series

TBA -- To Be Announced

USD -- United States Dollar

Amount designated as "--" are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005      23

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (Unaudited)

LARGE CAP INDEX FUND

November 30, 2005

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS++:

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

20.5%  Financials
15.7%  Short-Term Investments
12.5%  Information Technology
10.3%  Health Care
 9.4%  Consumer Discretionary
 8.2%  Industrials
 7.0%  Consumer Staples
 6.7%  Energy
 2.9%  Utilities
 2.5%  Materials
 2.5%  Telecommunication Services
 0.9%  Asset-Backed Securities
 0.7%  Commercial Paper
 0.2%  U.S. Treasury Obligations

++ Percentages based on total investments. Includes investments held as collateral for securities on loan (see Note 9).

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

COMMON STOCK -- 98.0%

CONSUMER DISCRETIONARY -- 11.6%
   Abercrombie & Fitch, Cl A                               2,602  $         160
   Advance Auto Parts*                                     3,308            140
   Amazon.Com (B)*                                         8,889            431
   American Eagle Outfitters                               2,714             62
   American Greetings, Cl A                                1,573             41
   AnnTaylor Stores*                                       1,847             56
   Apollo Group, Cl A*                                     4,164            296
   Applebee's International                                2,175             50
   Autoliv                                                 2,218             97
   Autonation*                                             4,538             94
   Autozone*                                               1,707            152
   Barnes & Noble                                          1,138             46
   Beazer Homes USA (B)                                    1,037             73
   Bebe Stores                                               379              6
   Bed Bath & Beyond*                                      8,615            368
   Belo, Cl A                                              2,151             47
   Best Buy                                               11,647            562
   Black & Decker                                          2,368            208
   Borders Group                                           2,009             41
   BorgWarner                                              1,441             86
   Boyd Gaming                                             1,051             51
   Brinker International                                   2,822            112
   Brunswick                                               3,033            119
   Cablevision Systems, Cl A*                              6,042            143
   Career Education*                                       3,159            118
   Carmax*                                                 2,380             65
   CBRL Group                                              1,174             43
   Centex                                                  3,756            270
   Cheesecake Factory (B)*                                 2,046             75
   Chico's FAS*                                            5,316            235
   Choice Hotels International                               884             32
   Circuit City Stores                                     5,785            121
   CKX*                                                      937             12
   Claire's Stores                                         2,327             66
   Clear Channel Communications                           15,835            516
   Coach*                                                 10,967            378

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   Columbia Sportswear (B)*                                  438  $          20
   Comcast, Cl A (B)*                                     58,117          1,534
   Dana                                                    4,058             28
   Darden Restaurants                                      4,722            169
   Dex Media                                               4,621            126
   Dick's Sporting Goods*                                    829             29
   Dillard's, Cl A                                         1,675             35
   DIRECTV Group*                                         20,658            272
   Discovery Holding, Cl A*                                8,542            133
   Dollar General                                          9,831            186
   Dollar Tree Stores*                                     2,453             56
   Dow Jones                                               1,177             40
   DR Horton                                               7,968            282
   DreamWorks Animation SKG, Cl A*                           934             24
   E.W. Scripps, Cl A                                      2,472            115
   Eastman Kodak (B)                                       8,567            205
   eBay*                                                  31,111          1,394
   EchoStar Communications, Cl A*                          6,862            177
   Education Management*                                   1,887             64
   Expedia*                                                5,551            138
   Family Dollar Stores                                    4,262             96
   Federated Department Stores                             7,515            484
   Foot Locker                                             5,069            111
   Ford Motor (B)                                         51,324            417
   Fortune Brands                                          4,220            329
   Gannett                                                 7,159            441
   Gap                                                    17,459            303
   General Motors (B)                                     13,481            295
   Gentex                                                  3,932             74
   Genuine Parts                                           5,171            229
   Getty Images (B)*                                       1,519            139
   Goodyear Tire & Rubber (B)*                             3,852             66
   GTECH Holdings                                          3,819            117
   H&R Block                                               9,725            238
   Harley-Davidson                                         8,303            447
   Harman International Industries                         1,968            192
   Harrah's Entertainment                                  5,275            359
   Harte-Hanks                                             1,489             39
   Hasbro                                                  3,967             81
   Hearst-Argyle Television                                  863             21
   Hilton Hotels                                          11,224            246
   Home Depot                                             61,615          2,574
   Hovnanian Enterprises, Cl A*                              745             37
   IAC/InterActive (B)*                                    5,464            151
   International Game Technology                          10,043            295
   International Speedway, Cl A                              912             50
   Interpublic Group (B)                                  10,337             96
   ITT Educational Services*                               1,221             75
   J.C. Penney                                             6,651            349
   John Wiley & Sons, Cl A                                 1,242             51
   Johnson Controls                                        5,615            390
   Jones Apparel Group                                     3,853            111
   KB Home                                                 2,480            173
   Knight Ridder                                           1,815            110


--------------------------------------------------------------------------------
24      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   Kohl's*                                                 8,919  $         410
   Lamar Advertising, Cl A (B)*                            2,140             99
   Las Vegas Sands (B)*                                      693             29
   Laureate Education*                                     1,231             62
   Lear                                                    1,511             42
   Lee Enterprises                                         1,187             46
   Leggett & Platt                                         4,619            108
   Lennar, Cl A                                            3,930            227
   Liberty Global, Cl A*                                  13,769            307
   Liberty Media, Cl A*                                   80,789            620
   Limited Brands                                         10,257            228
   Liz Claiborne                                           2,661             93
   Lowe's                                                 22,155          1,495
   Marriott International, Cl A                            5,125            331
   Marvel Entertainment*                                   1,806             29
   Mattel                                                 12,242            204
   McClatchy, Cl A                                           489             30
   McDonald's                                             36,329          1,230
   McGraw-Hill                                            10,839            575
   MDC Holdings                                              816             56
   Men's Wearhouse*                                        1,178             35
   Meredith                                                1,058             54
   Meritage Homes*                                           554             37
   MGM Mirage*                                             3,692            141
   Michaels Stores                                         4,132            155
   Mohawk Industries*                                      1,666            147
   New York Times, Cl A                                    3,524             97
   Newell Rubbermaid                                       8,265            191
   News, Cl A                                             66,885            991
   Nike, Cl B (B)                                          5,424            463
   Nordstrom                                               6,512            240
   NTL*                                                    2,320            135
   NVR*                                                      124             85
   O'Reilly Automotive*                                    2,540             77
   Office Depot*                                           9,289            276
   OfficeMax                                               1,574             46
   Omnicom Group                                           5,322            450
   Outback Steakhouse                                      1,602             65
   Panera Bread, Cl A*                                       662             45
   Penn National Gaming*                                   1,689             56
   Petsmart                                                3,473             83
   Pixar*                                                  1,349             75
   Polaris Industries (B)                                    952             47
   Polo Ralph Lauren                                       1,380             74
   Pulte Homes                                             6,318            263
   Quiksilver*                                             2,902             36
   R.H. Donnelley*                                           645             41
   RadioShack                                              4,171             95
   Reebok International                                    1,155             67
   Regal Entertainment Group, Cl A (B)                     1,188             24
   Rent-A-Center*                                          1,829             36
   Ross Stores                                             3,571             98
   Ryland Group                                            1,475            106
   Saks*                                                   2,806             46

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   Scientific Games, Cl A*                                 1,466  $          42
   SCP Pool                                                1,292             50
   Sears Holdings*                                         2,928            337
   Service International                                   6,994             57
   ServiceMaster                                           9,382            112
   Sherwin-Williams                                        3,537            155
   Sirius Satellite Radio (B)*                            38,952            279
   Snap-On                                                 1,491             56
   Sonic (B)*                                              1,486             44
   Standard-Pacific                                        1,539             58
   Stanley Works                                           2,509            120
   Staples                                                21,364            494
   Starbucks*                                             22,406            682
   Starwood Hotels & Resorts Worldwide                     6,284            380
   Station Casinos (B)                                     1,419             98
   Target                                                 25,385          1,358
   Tempur-Pedic International*                               998             11
   Tiffany                                                 4,325            176
   Timberland, Cl A*                                       1,300             43
   Time Warner (B)                                       130,837          2,352
   TJX                                                    14,054            315
   Toll Brothers*                                          3,351            115
   Tribune                                                 7,066            226
   TRW Automotive Holdings*                                  993             25
   Univision Communications, Cl A*                         6,611            200
   Urban Outfitters*                                       2,720             84
   VF                                                      2,617            148
   Viacom, Cl B                                           40,738          1,361
   Walt Disney                                            58,382          1,455
   Warner Music Group                                        662             12
   Washington Post, Cl B                                     128             94
   Weight Watchers International*                            862             41
   Wendy's International                                   3,413            173
   Westwood One                                            1,983             36
   Whirlpool                                               1,887            154
   Williams-Sonoma*                                        3,462            150
   Wynn Resorts (B)*                                       1,196             67
   XM Satellite Radio Holdings, Cl A*                      6,337            185
   Yum! Brands                                             8,424            411
                                                                  -------------
                                                                         42,839
                                                                  -------------

CONSUMER STAPLES -- 8.7%
   Alberto-Culver                                          1,887             82
   Albertson's                                            10,836            255
   Altria Group                                           58,968          4,292
   Anheuser-Busch                                         22,279            974
   Archer-Daniels-Midland                                 19,079            450
   Avon Products                                          13,706            375
   BJ's Wholesale Club*                                    1,872             50
   Brown-Forman, Cl B                                      1,775            122
   Campbell Soup                                           6,878            208
   Church & Dwight                                         1,632             54
   Clorox                                                  4,503            244


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005      25

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (Unaudited)

LARGE CAP INDEX FUND (Continued)

November 30, 2005

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   Coca-Cola                                              59,420  $       2,537
   Coca-Cola Enterprises                                   9,015            173
   Colgate-Palmolive                                      15,075            822
   ConAgra Foods                                          15,086            324
   Constellation Brands, Cl A*                             5,831            138
   Costco Wholesale                                       13,781            689
   CVS                                                    23,346            631
   Dean Foods*                                             4,487            171
   Del Monte Foods*                                        5,258             52
   Energizer Holdings*                                     1,741             92
   Estee Lauder, Cl A                                      4,154            137
   General Mills                                           8,496            404
   Hershey                                                 4,998            271
   HJ Heinz                                               10,237            355
   Hormel Foods                                            1,939             64
   JM Smucker                                              1,155             52
   Kellogg                                                 7,303            322
   Kimberly-Clark                                         13,718            809
   Kraft Foods, Cl A                                       7,440            215
   Kroger*                                                21,173            412
   Loews - Carolina Group                                  1,693             68
   McCormick                                               3,293            103
   Molson Coors Brewing, Cl B                              1,131             75
   Pepsi Bottling Group                                    3,382            100
   PepsiAmericas                                           1,494             34
   PepsiCo                                                47,737          2,826
   Pilgrim's Pride                                           351             11
   Procter & Gamble                                       95,877          5,483
   Reynolds American (B)                                   2,505            223
   Rite Aid (B)*                                          13,001             48
   Safeway                                                13,120            305
   Sara Lee                                               22,851            413
   Smithfield Foods*                                       2,775             81
   Spectrum Brands*                                          879             16
   Supervalu                                               3,317            108
   Sysco                                                  18,248            590
   TreeHouse Foods*                                          780             15
   Tyson Foods, Cl A                                       7,465            126
   UST (B)                                                 4,969            192
   Wal-Mart Stores                                        71,779          3,486
   Walgreen                                               29,225          1,335
   Whole Foods Market                                      1,926            284
   WM Wrigley Jr.                                          5,120            351
                                                                  -------------
                                                                         32,049
                                                                  -------------

ENERGY -- 8.3%
   Amerada Hess (B)                                        2,304            282
   Anadarko Petroleum                                      6,770            613
   Apache                                                  9,459            618
   Arch Coal                                               1,956            151
   Baker Hughes                                            9,801            562
   BJ Services (B)                                         9,488            348
   Burlington Resources                                   11,123            804

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   Chesapeake Energy                                       9,966  $         289
   Chevron                                                64,602          3,702
   ConocoPhillips                                         39,741          2,405
   Consol Energy                                           2,722            176
   Cooper Cameron*                                         1,661            132
   Denbury Resources*                                      2,824             64
   Devon Energy                                           12,913            777
   Diamond Offshore Drilling                               1,409             88
   Dresser-Rand Group*                                       734             16
   El Paso                                                19,103            210
   ENSCO International (B)                                 4,523            214
   EOG Resources                                           6,945            498
   Exxon Mobil (B)                                       181,712         10,545
   FMC Technologies*                                       1,780             73
   Forest Oil*                                             1,314             59
   Grant Prideco*                                          3,927            151
   Halliburton                                            12,856            818
   Helmerich & Payne                                       1,275             74
   Kerr-McGee                                              3,405            294
   Kinder Morgan (B)                                       2,797            253
   Marathon Oil                                           10,488            622
   Massey Energy                                           1,761             67
   Murphy Oil                                              4,854            240
   National Oilwell Varco*                                 5,092            309
   Newfield Exploration*                                   3,799            176
   Noble Energy                                            5,162            193
   Occidental Petroleum                                   11,428            906
   Overseas Shipholding Group                                727             37
   Patterson-UTI Energy                                    5,132            160
   Peabody Energy (B)                                      3,887            307
   Pioneer Natural Resources                               4,244            216
   Plains Exploration & Production*                        1,947             83
   Pogo Producing                                          1,470             72
   Pride International*                                    4,829            144
   Quicksilver Resources*                                  1,401             53
   Range Resources                                         2,026             75
   Rowan*                                                  3,286            118
   Smith International (B)                                 6,331            239
   Southwestern Energy*                                    4,988            170
   Sunoco                                                  4,056            313
   Tesoro                                                  2,073            114
   Tidewater                                               1,370             62
   Unit*                                                   1,127             61
   Valero Energy                                           8,518            819
   Vintage Petroleum                                       1,309             69
   Western Gas Resources                                   1,449             69
   Williams                                               16,646            358
   XTO Energy                                             10,511            428
                                                                  -------------
                                                                         30,696
                                                                  -------------

FINANCIALS -- 21.1%
   A.G. Edwards                                            1,857             82
   Affiliated Managers Group (B)*                            833             66


--------------------------------------------------------------------------------
26      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   Aflac                                                  14,456  $         694
   Allied Capital (B)                                      4,064            123
   Allstate                                               19,125          1,073
   AMB Property+                                           2,144            100
   AMBAC Financial Group                                   3,168            243
   American Capital Strategies                             3,121            120
   American Express                                       31,234          1,606
   American Financial Group                                1,143             42
   American Financial Realty Trust+                        3,131             39
   American International Group                           65,376          4,389
   American National Insurance                               222             26
   AmeriCredit (B)*                                        3,572             89
   Ameriprise Financial                                    6,400            269
   Ameritrade Holding (B)*                                 7,245            169
   AmerUs Group                                              965             57
   AmSouth Bancorp                                        10,355            275
   Annaly Mortgage Management+ (B)                         3,111             37
   AON                                                     9,250            337
   Apartment Investment & Management,
      Cl A+                                                2,984            116
   Archstone-Smith Trust+                                  5,840            244
   Arden Realty+                                           1,731             79
   Arthur J Gallagher                                      2,104             64
   Associated Banc-Corp                                    4,184            137
   Assurant                                                3,493            154
   Astoria Financial                                       2,214             63
   AvalonBay Communities+                                  2,189            200
   Bank of America                                       114,487          5,254
   Bank of Hawaii                                          1,182             61
   Bank of New York                                       22,352            724
   BB&T                                                   15,706            668
   Bear Stearns (B)                                        3,274            363
   BlackRock, Cl A                                           485             52
   BOK Financial                                             475             23
   Boston Properties+                                      3,284            247
   BRE Properties, Cl A+                                   1,320             61
   Brown & Brown                                           2,824             82
   Camden Property Trust+                                  1,047             62
   Capital One Financial                                   8,651            719
   CapitalSource (B)*                                      1,787             43
   Capitol Federal Financial                                 527             18
   CarrAmerica Realty+                                     1,365             48
   CB Richard Ellis Group, Cl A*                           1,239             69
   CBL & Associates Properties+                            1,206             49
   Centerpoint Properties Trust+                           1,096             50
   Charles Schwab                                         30,485            465
   Chicago Mercantile Exchange Holdings                    1,005            356
   Chubb                                                   5,609            543
   Cincinnati Financial                                    5,186            231
   CIT Group                                               6,124            303
   Citigroup                                             148,045          7,188
   City National                                             938             68
   CNA Financial*                                            700             24
   Colonial BancGroup                                      3,954             98

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   Comerica                                                4,953  $         286
   Commerce Bancorp (B)                                    4,854            164
   Commerce Bancshares                                     1,514             78
   Commerce Group                                            641             37
   Compass Bancshares                                      3,737            181
   Conseco*                                                3,877             87
   Countrywide Financial                                  16,975            591
   Crescent Real Estate Equities+                          2,004             42
   Cullen/Frost Bankers                                    1,168             63
   Developers Diversified Realty+                          3,353            152
   Downey Financial                                          502             32
   Duke Realty+ (B)                                        4,309            146
   E*Trade Financial (B)*                                 10,938            213
   East West Bancorp                                       1,288             49
   Eaton Vance                                             3,210             88
   Equity Office Properties Trust+                        11,894            371
   Equity Residential+                                     8,387            342
   Erie Indemnity, Cl A                                    1,119             59
   Essex Property Trust+                                     569             52
   Fannie Mae                                             27,733          1,333
   Federal Realty Investment Trust+ (B)                    1,696            107
   Federated Investors, Cl B                               2,158             79
   Fidelity National Financial                             4,872            184
   Fidelity National Title Group, Cl A                       695             16
   Fifth Third Bancorp (B)                                13,682            551
   First American                                          1,984             93
   First Horizon National                                  3,829            149
   First Marblehead (B)                                      599             20
   FirstMerit                                              2,232             59
   Forest City Enterprises, Cl A                           1,642             64
   Franklin Resources                                      4,703            437
   Freddie Mac                                            19,707          1,231
   Friedman Billings Ramsey Group,
      Cl A+ (B)                                            3,635             39
   Fulton Financial                                        3,996             69
   General Growth Properties+ (B)                          5,240            239
   Genworth Financial, Cl A (B)                            6,692            231
   Global Signal+                                            308             13
   Golden West Financial (B)                               7,381            478
   Goldman Sachs Group                                    11,175          1,441
   Hanover Insurance Group*                                1,193             48
   Hartford Financial Services Group                       8,510            744
   HCC Insurance Holdings                                  2,641             81
   Health Care Property Investors+                         4,174            110
   Health Care+                                            1,383             48
   Healthcare Realty Trust+                                1,173             41
   Hospitality Properties Trust+                           1,766             73
   Host Marriott+ (B)                                     10,553            189
   HRPT Properties Trust+                                  5,102             56
   Hudson City Bancorp (B)                                17,728            211
   Huntington Bancshares                                   6,989            167
   Independence Community Bank                             2,152             85
   IndyMac Bancorp                                         1,599             61
   Instinet Group                                          3,479             18


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005      27

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (Unaudited)

LARGE CAP INDEX FUND (Continued)

November 30, 2005

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   International Bancshares                                1,186  $          36
   Investors Financial Services                            1,755             66
   iStar Financial+                                        3,395            126
   Janus Capital Group                                     6,865            132
   Jefferies Group                                         1,357             60
   Jefferson-Pilot                                         4,044            225
   JPMorgan Chase                                        100,222          3,833
   Keycorp                                                11,895            394
   Kimco Realty+                                           5,913            186
   KKR Financial+                                            977             23
   Legg Mason                                              3,382            415
   Lehman Brothers Holdings                                7,947          1,001
   Leucadia National                                       2,460            117
   Liberty Property Trust+                                 2,106             89
   Lincoln National                                        5,158            268
   Loews                                                   4,306            416
   M&T Bank                                                2,283            247
   Macerich+                                               1,868            127
   Mack-Cali Realty+                                       1,598             71
   Markel*                                                   250             79
   Marsh & McLennan                                       15,465            478
   Marshall & Ilsley                                       6,760            291
   MBIA (B)                                                3,959            245
   MBNA                                                   36,401            974
   Mellon Financial*                                      12,263            413
   Mercantile Bankshares                                   2,432            144
   Mercury General                                           696             41
   Merrill Lynch                                          26,949          1,790
   Metlife*                                               12,038            619
   MGIC Investment                                         2,815            183
   Mills+                                                  1,429             61
   Moody's                                                 7,327            441
   Morgan Stanley                                         31,278          1,752
   National City                                          16,376            555
   Nationwide Financial Services, Cl A                     1,461             62
   Nelnet, Cl A*                                             363             14
   New Century Financial+                                  1,221             44
   New Plan Excel Realty Trust+                            2,695             64
   New York Community Bancorp (B)                          6,472            108
   North Fork Bancorporation                              13,932            376
   Northern Trust                                          5,805            306
   Nuveen Investments, Cl A                                1,148             48
   Old Republic International                              5,512            147
   Pan Pacific Retail Properties+                          1,026             69
   Peoples Bank                                            1,589             49
   Philadelphia Consolidated Holding*                        416             40
   Plum Creek Timber+                                      5,421            211
   PMI Group                                               2,843            115
   PNC Financial Services Group                            8,186            522
   Popular                                                 7,977            177
   Principal Financial Group                               8,518            432
   Progressive                                             5,695            700
   Prologis+                                               7,088            322
   Protective Life                                         1,809             80
   Prudential Financial (B)                               14,863          1,150

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   Public Storage+ (B)                                     2,524  $         178
   Radian Group                                            2,698            153
   Raymond James Financial                                 2,014             73
   Rayonier+                                               1,704             68
   Realty Income+                                          1,968             45
   Reckson Associates Realty+                              2,092             77
   Regency Centers+                                        2,108            122
   Regions Financial                                      13,428            452
   Reinsurance Group of America                              799             38
   Safeco                                                  3,735            210
   SEI Investments (G)                                     1,421             58
   Shurgard Storage Centers, Cl A+                         1,052             62
   Simon Property Group+                                   5,052            391
   Sky Financial Group                                     2,165             64
   SL Green Realty+                                        1,051             78
   SLM                                                    12,114            637
   South Financial Group                                   1,800             53
   Sovereign Bancorp                                      10,818            236
   St. Joe                                                 2,261            150
   St. Paul Travelers                                     19,344            900
   Stancorp Financial Group                                  721             74
   State Street                                            9,604            554
   Student Loan                                              102             22
   SunTrust Banks                                         10,346            753
   Synovus Financial                                       9,172            258
   T Rowe Price Group                                      3,840            276
   TCF Financial                                           4,201            115
   TD Banknorth                                            1,728             51
   Thornburg Mortgage+ (B)                                 2,541             67
   Torchmark                                               3,150            170
   Transatlantic Holdings                                    655             46
   Trizec Properties+                                      2,349             53
   UnionBanCal                                             1,697            117
   United Dominion Realty Trust+                           3,119             70
   Unitrin                                                 1,260             60
   UnumProvident                                           8,905            196
   US Bancorp                                             52,343          1,585
   Valley National Bancorp                                 2,729             67
   Ventas+                                                 2,344             74
   Vornado Realty Trust+ (B)                               3,510            300
   Wachovia                                               44,996          2,403
   Washington Federal                                      2,263             55
   Washington Mutual                                      28,327          1,167
   Webster Financial                                       1,346             64
   Weingarten Realty Investors+                            2,067             78
   Wells Fargo                                            48,143          3,026
   Wesco Financial                                            41             15
   Westcorp                                                  571             38
   WFS Financial*                                            207             16
   Whitney Holding                                         1,557             46
   Wilmington Trust                                        1,692             68
   WR Berkley                                              3,276            153
   Zions Bancorporation                                    2,702            204
                                                                  -------------
                                                                         77,780
                                                                  -------------


--------------------------------------------------------------------------------
28      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

HEALTH CARE -- 12.8%
   Abbott Laboratories                                    44,276  $       1,670
   Advanced Medical Optics*                                1,627             69
   Aetna                                                   8,367            774
   Affymetrix*                                             1,515             75
   Allergan                                                3,767            377
   American Pharmaceutical Partners*                         564             21
   AMERIGROUP*                                             1,267             24
   AmerisourceBergen                                       3,031            244
   Amgen*                                                 35,267          2,854
   Applera - Applied Biosystems Group                      5,894            163
   Barr Pharmaceuticals*                                   3,082            177
   Bausch & Lomb                                           1,630            132
   Baxter International                                   17,875            695
   Beckman Coulter                                         2,012            112
   Becton Dickinson                                        7,344            428
   Biogen Idec*                                           10,014            429
   Biomet                                                  7,390            263
   Boston Scientific*                                     19,052            504
   Bristol-Myers Squibb                                   55,913          1,207
   C.R. Bard                                               3,085            200
   Cardinal Health                                        12,329            788
   Caremark Rx*                                           13,120            674
   Celgene (B)*                                            4,896            298
   Cephalon*                                               1,448             74
   Cerner*                                                   737             71
   Charles River Laboratories International*               1,643             75
   Chiron*                                                 3,317            147
   Cigna                                                   3,785            426
   Community Health Systems*                               2,262             91
   Cooper (B)                                              1,104             61
   Covance*                                                1,436             68
   Coventry Health Care*                                   4,762            284
   Cytyc*                                                  2,903             80
   Dade Behring Holdings                                   2,242             92
   DaVita (B)*                                             3,009            158
   Dentsply International                                  2,449            136
   Edwards Lifesciences*                                   1,507             60
   Eli Lilly                                              28,061          1,417
   Emdeon (B)*                                             7,857             60
   Endo Pharmaceuticals Holdings*                          1,297             39
   Express Scripts*                                        3,661            309
   Fisher Scientific International (B)*                    3,601            232
   Forest Laboratories*                                   10,173            397
   Gen-Probe*                                              1,327             61
   Genentech*                                             13,285          1,270
   Genzyme*                                                7,253            539
   Gilead Sciences*                                       12,975            658
   Guidant                                                 9,379            578
   HCA                                                    12,721            649
   Health Management Associates, Cl A                      7,422            174
   Health Net*                                             3,402            174
   Henry Schein*                                           2,684            114

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   Hillenbrand Industries                                  1,424  $          69
   Hospira*                                                4,681            207
   Humana*                                                 4,775            219
   Idexx Laboratories*                                       726             52
   ImClone Systems*                                        1,728             56
   IMS Health                                              6,761            165
   Inamed*                                                   815             68
   Invitrogen (B)*                                         1,190             79
   IVAX (B)*                                               4,661            140
   Johnson & Johnson                                      84,709          5,231
   Kinetic Concepts*                                       1,213             47
   King Pharmaceuticals*                                   7,426            117
   Kos Pharmaceuticals*                                      304             20
   Laboratory of America Holdings (B)*                     4,011            208
   LifePoint Hospitals*                                    1,376             52
   Lincare Holdings*                                       2,227             96
   Manor Care                                              1,794             71
   McKesson                                                8,666            436
   Medco Health Solutions*                                 8,710            467
   Medimmune (B)*                                          7,294            262
   Medtronic                                              34,585          1,922
   Merck                                                  62,940          1,850
   Mettler Toledo International*                           1,136             65
   Millennium Pharmaceuticals*                             7,816             82
   Millipore*                                              1,286             82
   Mylan Laboratories                                      6,619            138
   Omnicare                                                3,131            178
   OSI Pharmaceuticals (B)*                                1,283             31
   Pacificare Health Systems*                              2,542            219
   Patterson (B)*                                          4,183            146
   PerkinElmer                                             3,334             76
   Pfizer                                                211,755          4,489
   Pharmaceutical Product Development*                     1,092             64
   Protein Design Labs (B)*                                3,631            101
   Quest Diagnostics                                       4,744            238
   Renal Care Group*                                       1,548             73
   Resmed*                                                 1,655             68
   Respironics*                                            1,840             71
   Schering-Plough                                        42,409            819
   Sepracor*                                               3,161            174
   Sierra Health Services*                                   567             44
   St. Jude Medical*                                      10,446            499
   Stryker                                                 8,504            368
   Techne*                                                   941             52
   Tenet Healthcare*                                      11,494             90
   Thermo Electron*                                        4,923            152
   Triad Hospitals*                                        2,763            118
   UnitedHealth Group                                     36,133          2,163
   Universal Health Services, Cl B                         1,088             52
   Valeant Pharmaceuticals International                   2,268             37
   Varian Medical Systems*                                 3,930            200
   VCA Antech*                                             2,039             57
   Waters*                                                 3,372            132
   Watson Pharmaceuticals*                                 2,518             84


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005      29

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (Unaudited)

LARGE CAP INDEX FUND (Continued)

November 30, 2005

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   WellChoice*                                               796  $          62
   WellPoint*                                             17,518          1,346
   Wyeth                                                  38,240          1,589
   Zimmer Holdings (B)*                                    7,125            447
                                                                  -------------
                                                                         47,112
                                                                  -------------
INDUSTRIALS -- 10.2%
   3M*                                                    21,946          1,722
   ACCO Brands*                                              875             20
   Adesa                                                   2,372             57
   Alexander & Baldwin                                     1,082             54
   Alleghany*                                                128             38
   Alliant Techsystems (B)*                                  836             63
   Allied Waste Industries (B)*                            4,633             39
   American Power Conversion                               4,051             91
   American Standard*                                      5,572            212
   Ametek                                                  1,765             75
   AMR (B)*                                                5,886             99
   Aramark, Cl B (B)                                       1,588             41
   Avery Dennison                                          3,310            195
   Boeing                                                 23,591          1,609
   Brink's                                                 1,270             59
   Burlington Northern Santa Fe                           10,798            715
   Carlisle                                                  833             57
   Caterpillar                                            19,588          1,132
   Cendant                                                30,343            539
   CH Robinson Worldwide                                   5,086            206
   ChoicePoint*                                            2,297             99
   Cintas (B)                                              4,157            186
   CNF                                                     1,323             75
   Copart*                                                 1,813             46
   Corporate Executive Board                                 996             86
   CSX                                                     6,366            310
   Cummins                                                 1,178            105
   Danaher                                                 6,851            380
   Deere                                                   7,109            493
   Deluxe                                                    972             32
   Donaldson                                               1,972             66
   Dover                                                   6,057            245
   Dun & Bradstreet*                                       1,656            108
   Eaton                                                   4,426            282
   Emerson Electric                                       11,960            904
   Equifax                                                 3,956            151
   Expeditors International Washington                     3,174            225
   Fastenal                                                3,762            149
   FedEx                                                   8,644            844
   Fluor                                                   2,604            193
   General Dynamics                                        5,736            656
   General Electric                                      302,823         10,817
   Goodrich                                                3,692            142
   Graco                                                   1,824             66
   Harsco                                                    935             62
   Herman Miller                                           1,893             58

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   HNI                                                     1,322  $          67
   Honeywell International                                24,490            895
   Hubbell, Cl B                                           1,592             77
   IDEX                                                    1,262             56
   Illinois Tool Works                                     7,240            639
   Interactive Data                                          813             18
   ITT Industries                                          2,751            299
   Jacobs Engineering Group*                               1,451             94
   JB Hunt Transport Services                              2,972             67
   JetBlue Airways*                                        2,396             44
   Joy Global                                              2,022            107
   L-3 Communications Holdings                             3,477            259
   Laidlaw International                                   2,505             54
   Landstar System                                         1,465             63
   Lockheed Martin                                        10,629            644
   Manpower                                                2,184            101
   Masco                                                  12,609            375
   Monster Worldwide*                                      2,618            102
   MSC Industrial Direct, Cl A                             1,120             44
   Navistar International*                                 1,607             46
   Norfolk Southern                                       11,733            519
   Northrop Grumman                                       10,378            595
   Oshkosh Truck                                           1,659             75
   Paccar                                                  5,087            366
   Pall                                                    4,045            112
   Parker Hannifin                                         3,503            240
   Pentair                                                 2,461             94
   Pitney Bowes                                            6,785            283
   Precision Castparts                                     3,946            201
   Raytheon                                               13,068            502
   Republic Services                                       4,149            149
   Robert Half International                               5,076            194
   Rockwell Automation                                     5,404            305
   Rockwell Collins                                        5,262            240
   Roper Industries                                        2,200             87
   RR Donnelley & Sons                                     6,277            215
   Ryder System                                            2,006             85
   Southwest Airlines                                     22,820            377
   SPX                                                     1,811             85
   Steelcase, Cl A                                         1,475             22
   Stericycle*                                             1,113             68
   Swift Transportation*                                     996             19
   Teleflex                                                  940             62
   Terex*                                                  1,224             75
   Textron                                                 3,461            273
   Thomas & Betts*                                         1,467             59
   Timken                                                  1,960             61
   Toro                                                    1,060             43
   Union Pacific                                           7,608            582
   United Parcel Service, Cl B                            17,541          1,366
   United Technologies                                    29,266          1,576
   USG*                                                      899             55
   Waste Management                                       16,494            493


--------------------------------------------------------------------------------
30      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   West*                                                     498  $          20
   WW Grainger                                             2,281            160
   Yellow Roadway*                                         1,308             62
                                                                  -------------
                                                                         37,574
                                                                  -------------
INFORMATION TECHNOLOGY -- 15.6%
   Activision*                                             5,778             77
   ADC Telecommunications*                                 2,967             61
   Adobe Systems (B)                                      14,220            464
   Advanced Micro Devices (B)*                            11,534            302
   Affiliated Computer Services, Cl A (B)*                 3,547            198
   Agere Systems*                                          4,614             61
   Agilent Technologies*                                  14,180            506
   Akamai Technologies (B)*                                2,918             58
   Alliance Data Systems*                                  2,112             81
   Altera*                                                11,073            202
   Amphenol, Cl A                                          2,246             94
   Analog Devices                                         10,712            406
   Andrew (B)*                                             4,379             48
   Apple Computer*                                        23,523          1,595
   Applied Materials                                      47,855            867
   Arrow Electronics*                                      2,989             93
   Autodesk                                                6,737            281
   Automatic Data Processing                              16,792            789
   Avaya*                                                 14,315            171
   Avid Technology*                                          872             44
   Avnet*                                                  3,310             74
   AVX                                                     1,424             20
   BEA Systems (B)*                                        8,107             71
   BISYS Group*                                            2,967             40
   BMC Software*                                           6,889            141
   Broadcom, Cl A*                                         8,012            373
   CACI International, Cl A*                                 738             41
   Cadence Design Systems (B)*                             8,363            143
   CDW                                                     1,922            113
   Ceridian*                                               3,775             91
   Certegy                                                 1,256             51
   Checkfree (B)*                                          2,572            121
   Cisco Systems*                                        184,227          3,231
   Citrix Systems*                                         5,187            141
   Cognizant Technology Solutions, Cl A*                   4,044            196
   Computer Associates International                      13,538            386
   Computer Sciences*                                      5,664            285
   Compuware*                                             12,451            115
   Comverse Technology (B)*                                6,014            158
   Convergys*                                              3,669             61
   Corning*                                               44,058            892
   Cree*                                                   1,922             52
   Dell*                                                  70,143          2,116
   Diebold                                                 1,629             63
   Dolby Laboratories, Cl A*                                 843             14
   DST Systems (B)*                                        2,295            136
   Electronic Arts*                                        8,865            500

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   Electronic Data Systems                                15,142  $         349
   EMC*                                                   68,964            961
   F5 Networks*                                              919             49
   Fair Isaac                                              1,526             70
   First Data                                             22,328            966
   Fiserv*                                                 5,669            258
   Flir Systems (B)*                                       1,354             33
   Freescale Semiconductor, Cl B*                         11,802            304
   Global Payments                                         1,634             72
   Google, Cl A*                                           4,708          1,907
   Harris                                                  3,989            178
   Hewitt Associates, Cl A*                                1,063             27
   Hewlett-Packard                                        82,601          2,451
   Hyperion Solutions*                                       983             52
   Ingram Micro, Cl A*                                     3,223             61
   Intel                                                 175,758          4,689
   International Business Machines                        45,998          4,089
   International Rectifier*                                1,755             62
   Intersil, Cl A                                          3,861             99
   Intuit*                                                 4,843            259
   Iron Mountain*                                          3,309            136
   Jabil Circuit*                                          4,874            161
   JDS Uniphase*                                          49,120            126
   Juniper Networks*                                      15,825            356
   Kla-Tencor                                              5,809            297
   Lam Research*                                           4,191            157
   Lexmark International, Cl A (B)*                        3,686            176
   Linear Technology                                       8,957            334
   LSI Logic*                                              8,882             73
   Lucent Technologies (B)*                              129,056            360
   Macromedia*                                             2,306            103
   Maxim Integrated Products                               9,524            348
   McAfee*                                                 3,973            110
   MEMC Electronic Materials*                              3,438             77
   Mercury Interactive*                                    2,220             62
   Microchip Technology                                    6,222            208
   Micron Technology (B)*                                 17,216            246
   Microsoft                                             263,499          7,302
   Molex                                                   3,570             96
   Motorola                                               70,034          1,687
   National Instruments                                    1,436             37
   National Semiconductor (B)                             10,256            265
   NAVTEQ*                                                 2,269             95
   NCR*                                                    5,589            190
   Network Appliance (B)*                                 10,755            313
   Novell*                                                 8,526             66
   Novellus Systems*                                       3,077             76
   Nvidia*                                                 5,052            183
   Oracle*                                               108,275          1,361
   Paychex                                                 9,607            407
   QLogic*                                                 2,090             69
   Qualcomm                                               46,650          2,121
   Red Hat (B)*                                            4,427            104


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005      31

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (Unaudited)

LARGE CAP INDEX FUND (Continued)

November 30, 2005

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   Reynolds & Reynolds, Cl A                               1,637  $          45
   Sabre Holdings, Cl A                                    2,951             67
   Salesforce.com*                                         1,638             52
   SanDisk*                                                5,343            273
   Sanmina-SCI*                                           11,865             49
   Scientific-Atlanta                                      4,535            192
   Siebel Systems                                         15,585            164
   Solectron*                                             22,315             80
   SRA International, Cl A*                                  679             21
   Sun Microsystems*                                      99,077            374
   Sybase*                                                 1,992             45
   Symantec*                                              34,348            607
   Symbol Technologies                                     6,324             72
   Synopsys*                                               3,282             64
   Take-Two Interactive Software*                          1,733             32
   Tech Data*                                              1,550             61
   Tektronix                                               1,979             51
   Tellabs*                                               13,689            140
   Teradyne (B)*                                           4,463             65
   Texas Instruments                                      47,508          1,543
   Total System Services                                     969             21
   Trimble Navigation*                                     1,307             43
   Unisys*                                                 8,532             52
   VeriSign*                                               7,885            175
   Vishay Intertechnology*                                 4,350             56
   Western Digital*                                        4,830             72
   Xerox (B)*                                             27,851            395
   Xilinx                                                 10,257            271
   Yahoo!*                                                34,681          1,395
   Zebra Technologies, Cl A*                               1,825             82
                                                                  -------------
                                                                         57,220
                                                                  -------------
MATERIALS -- 3.0%
   Air Products & Chemicals                                6,694            396
   Airgas                                                  1,515             47
   Albemarle                                                 872             32
   Alcoa                                                  25,102            688
   Allegheny Technologies (B)                              2,397             79
   Aptargroup                                                869             48
   Ashland                                                 1,576             88
   Ball                                                    2,675            110
   Bemis                                                   2,774             76
   Cabot                                                   1,673             59
   Celanese, Ser A                                         1,483             26
   Chemtura                                                5,354             64
   Crown Holdings*                                         4,151             77
   Cytec Industries                                          981             44
   Dow Chemical                                           27,570          1,247
   E.I. Du Pont de Nemours                                26,492          1,132
   Eastman Chemical                                        2,442            135
   Ecolab                                                  5,491            183
   Engelhard                                               3,854            114
   Florida Rock Industries                                 1,170             58

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   FMC*                                                      930  $          49
   Freeport-McMoRan Copper & Gold, Cl B                    5,289            276
   Georgia-Pacific                                         7,574            358
   Huntsman*                                               1,729             33
   International Flavors & Fragrances                      2,391             78
   International Paper                                    14,255            449
   Lafarge North America                                     856             47
   Louisiana-Pacific                                       2,846             77
   Lubrizol                                                1,534             65
   Lyondell Chemical                                       6,009            153
   Martin Marietta Materials                               1,463            110
   MeadWestvaco                                            5,558            156
   Monsanto (B)                                            7,725            566
   Mosaic*                                                 3,178             43
   Nalco Holding*                                          2,017             34
   Newmont Mining                                         11,933            550
   Nucor                                                   4,645            312
   Owens-Illinois*                                         3,491             76
   Packaging of America                                    1,499             35
   Pactiv*                                                 3,383             68
   Phelps Dodge                                            2,779            377
   PPG Industries                                          5,023            305
   Praxair                                                 9,325            485
   Rohm & Haas                                             4,753            208
   RPM International                                       2,969             55
   Scotts Miracle-Gro, Cl A                                1,100             52
   Sealed Air (B)*                                         2,034            105
   Sigma-Aldrich                                           2,174            144
   Smurfit-Stone Container*                                5,745             73
   Sonoco Products                                         2,246             64
   Southern Copper                                           608             39
   Temple-Inland                                           3,375            141
   United States Steel                                     3,583            171
   Valhi                                                     122              2
   Valspar                                                 2,664             67
   Vulcan Materials                                        3,011            201
   Weyerhaeuser                                            7,026            466
                                                                  -------------
                                                                         11,193
                                                                  -------------
TELECOMMUNICATION SERVICES -- 3.1%
   Alamosa Holdings*                                       3,261             60
   Alltel                                                 10,795            721
   American Tower, Cl A*                                  11,622            317
   AT&T (B)                                              111,981          2,790
   BellSouth                                              52,395          1,428
   CenturyTel                                              3,201            106
   Citizens Communications (B)                            10,355            135
   Crown Castle International (B)*                         6,573            180
   MCI                                                     8,453            168
   Nextel Partners, Cl A*                                  4,701            125
   NII Holdings*                                           3,720            162
   PanAmSat Holding                                        1,156             28
   Qwest Communications International*                    44,596            234


--------------------------------------------------------------------------------
32      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   Sprint Nextel                                          79,544  $       1,992
   Telephone & Data Systems (B)                            3,302            121
   Telewest Global*                                        7,375            164
   US Cellular*                                              431             22
   Verizon Communications                                 78,961          2,525
                                                                  -------------
                                                                         11,278
                                                                  -------------
UTILITIES -- 3.6%
   AES*                                                   19,124            302
   AGL Resources                                           1,747             62
   Allegheny Energy*                                       5,066            141
   Alliant Energy                                          2,976             84
   Ameren (B)                                              5,690            299
   American Electric Power                                11,150            407
   Aqua America                                            2,983            110
   Atmos Energy                                            1,991             53
   Centerpoint Energy (B)                                  9,415            124
   Cinergy                                                 5,834            240
   CMS Energy (B)*                                         5,542             77
   Consolidated Edison (B)                                 7,116            324
   Constellation Energy Group                              5,258            279
   Dominion Resources                                      9,756            741
   DPL                                                     3,246             83
   DTE Energy                                              5,164            225
   Duke Energy (B)                                        26,718            718
   Dynegy, Cl A*                                           7,511             36
   Edison International                                    9,479            428
   Energen                                                 1,837             67
   Energy East                                             3,567             84
   Entergy                                                 6,198            434
   Equitable Resources                                     3,766            141
   Exelon (B)                                             19,129            995
   FirstEnergy                                             9,581            450
   FPL Group                                              11,373            482
   Great Plains Energy                                     1,671             49
   Hawaiian Electric Industries                            2,146             57
   KeySpan                                                 5,253            176
   MDU Resources Group                                     3,614            119
   National Fuel Gas                                       2,089             67
   NiSource                                                8,121            175
   Northeast Utilities                                     3,407             63
   NRG Energy*                                             2,500            109
   NSTAR                                                   2,428             68
   OGE Energy                                              2,268             61
   Oneok                                                   2,329             64
   Pepco Holdings (B)                                      5,744            124
   PG&E                                                   10,718            394
   Piedmont Natural Gas                                    1,883             44
   Pinnacle West Capital                                   2,392             99
   PNM Resources                                           1,587             41
   PPL                                                    11,126            327
   Progress Energy (B)                                     7,261            325
   Public Service Enterprise Group (B)                     6,926            434

--------------------------------------------------------------------------------
                                              Shares/Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Puget Energy                                            2,661  $          55
   Questar                                                 2,573            192
   Reliant Energy (B)*                                     6,959             64
   SCANA                                                   3,420            136
   Sempra Energy                                           7,523            331
   Southern                                               21,403            743
   Southern Union*                                         2,268             54
   TECO Energy                                             5,000             87
   TXU                                                     6,869            705
   UGI                                                     2,350             52
   Vectren                                                 1,991             54
   Westar Energy                                           2,292             52
   Wisconsin Energy                                        2,849            108
   WPS Resources                                           1,002             54
   Xcel Energy (B)                                        11,881            220
                                                                  -------------
                                                                         13,089
                                                                  -------------
Total Common Stock
      (Cost $287,325) ($ Thousands)                                     360,830
                                                                  -------------
TIME DEPOSIT -- 16.6%
      Wachovia Bank
         3.900%, 12/01/05                                $61,000         61,000
                                                                  -------------
Total Time Deposit
      (Cost $61,000) ($ Thousands)                                       61,000
                                                                  -------------

CORPORATE OBLIGATIONS (C) -- 4.2%

FINANCIALS -- 4.2%
   Allstate Life Global Funding II MTN (E)
         4.140%, 12/15/05                                    214            214
   American General Finance (E) (F)
         4.142%, 12/15/05                                    256            256
         4.120%, 12/15/05                                    419            419
   American General Finance MTN, Ser F
         4.001%, 07/14/06                                     46             47
   Bear Stearns, Ser EXL (E)
         4.130%, 12/15/05                                    828            828
   CCN Bluegrass (E)
         4.210%, 02/19/05                                    302            302
   CIT Group MTN (E)
         4.342%, 02/13/06                                  1,163          1,163
         4.181%, 01/19/06                                    116            116
   Caterpillar Financial Services MTN,
      Ser F (E)
         4.235%, 01/09/06                                    233            233
   Countrywide Financial MTN, Ser A (E)
         4.351%, 02/03/06                                    488            488
         3.920%, 12/13/05                                    860            860
   Countrywide Home Loans MTN,
      Ser M (E)
         4.323%, 01/29/06                                    102            102


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005      33

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (Unaudited)

LARGE CAP INDEX FUND (Continued)

November 30, 2005

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   Dekabank (E)
         4.183%, 01/19/06                          $        860   $         860
   Irish Life & Permanent MTN, Ser X (E)
         4.196%, 12/21/05                                   186             186
         4.188%, 12/21/05                                   433             433
   Islandsbanki (E) (F)
         4.216%, 12/22/05                                   395             395
   Jackson National Life Funding (E) (F)
         4.089%, 12/01/05                                 1,023           1,023
   K2 LLC MTN (E)
         3.858%, 12/12/05                                    28              28
   Liberty Lighthouse US Capital MTN (E)
         4.127%, 12/12/05                                   465             465
   Morgan Stanley, Ser EXL (E)
         4.120%, 12/05/05                                   163             163
   Morgan Stanley, Ser EXLS (E)
         4.085%, 12/05/05                                   233             233
   Natexis Banques (E) (F)
         4.118%, 12/15/05                                   453             453
   Nationwide Building Society (E) (F)
         4.090%, 12/07/05                                   465             465
         4.026%, 12/28/05                                   233             233
   Nordbank (E) (F)
         4.186%, 12/23/05                                   395             395
         4.184%, 12/23/05                                   395             395
   Northern Rock (E) (F)
         4.100%, 12/05/05                                   479             479
   Pacific Life Global Funding (E) (F)
         4.135%, 12/13/05                                   349             349
   Premium Asset Trust,
      Ser 2004-01 (E) (F)
         4.145%, 12/06/05                                   140             140
         4.106%, 12/06/05                                    93              93
         4.101%, 12/06/05                                   251             251
   Premium Asset Trust,
      Ser 2004-06 (E) (F)
         4.253%, 12/30/05                                   442             442
   Premium Asset Trust,
      Ser 2004-10 (E) (F)
         4.130%, 12/15/05                                   651             651
   SLM MTN, Ser X (E)
         4.159%, 12/20/05                                   930             930
   SLM, Ser EXLS (E)
         4.120%, 12/15/05                                   512             512
   Sigma Finance
         4.745%, 11/09/06                                   251             251
   Skandinav Enskilda Bank (E)
         4.137%, 12/19/05                                   512             512
   Witherspoon CDO (E)
         4.146%, 12/15/05                                   140             140
                                                                  -------------

Total Corporate Obligations
   (Cost $15,505) ($ Thousands)                                          15,505
                                                                  -------------

--------------------------------------------------------------------------------
                                             Shares/Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

CASH EQUIVALENT -- 1.3%
   SEI Daily Income Trust, Prime
      Obligation Fund, Cl A, 4.06%**++                4,712,263   $       4,712
                                                                  -------------

Total Cash Equivalent
   (Cost $4,712) ($ Thousands)                                            4,712
                                                                  -------------

ASSET-BACKED SECURITIES (C) (E) (F) --  1.1%

AUTOMOTIVE -- 0.1%
   Capital Auto Receivables Asset Trust,
      Ser 2005-SN1A, Cl A1
         3.327%, 05/15/06                          $        133             133
   Drive Time Auto Owner Trust,
      Ser 2005-B, Cl A1
         4.140%, 12/15/05                                    21              21
                                                                  -------------
                                                                            154
                                                                  -------------

MORTGAGE RELATED SECURITIES -- 1.0%
   Blue Heron Funding, Ser 9A, Cl A1
         4.221%, 12/27/05                                   465             465
   CCN Independence IV
         4.190%, 12/15/05                                   163             163
   Cheyne High Grade, Ser 2004-1A,
      Cl AM1
         4.330%, 02/10/06                                   233             233
   Commodore, Ser 2003-2A, Cl A1MM
         3.914%, 12/12/05                                   214             214
   Duke Funding, Ser 2004-6B, Cl A1S1
         4.185%, 01/09/06                                   349             349
   Harwood Street Funding II,
      Ser 2005-1A, Cl NOTE
         4.241%, 12/27/05                                   465             465
   Orchid Structured Finance,
      Ser 2003-1A, Cl A1MM
         4.518%, 02/20/06                                   381             381
   Park Place Securities NIM Trust,
      Ser MM1, Cl AM4
         4.231%, 12/27/05                                   455             455
   RMAC, Ser 2004-NS3A, Cl A1
         4.115%, 12/12/05                                   152             152
   Saturn Ventures II
         4.150%, 12/07/05                                   465             465
   TIAA Real Estate, Ser 2003-1A, Cl A1
         4.230%, 12/28/05                                   301             301
   Whitehawk CDO Funding, Ser 2004-1A,
      Cl AMMD
         3.890%, 12/15/05                                   116             116
   Whitehawk CDO Funding, Ser 2004-1A,
      Cl AMME
         3.890%, 12/15/05                                    70              70
                                                                  -------------
                                                                          3,829
                                                                  -------------
Total Asset-Backed Securities
   (Cost $3,983) ($ Thousands)                                            3,983
                                                                  -------------


--------------------------------------------------------------------------------
34      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

COMMERCIAL PAPER (C) (D) -- 0.9%
   Altius I Funding
         4.123%, 12/08/05                          $        186   $         186
   Broadhollow Funding
         4.106%, 12/13/05                                   233             232
         4.104%, 12/09/05                                   233             232
         4.094%, 12/09/05                                   256             465
   CPI Funding
         4.102%, 12/05/05                                   215             215
   Cre-8 Funding
         4.124%, 12/09/05                                   574             574
   Lakeside Funding
         4.100%, 12/08/05                                   233             233
   Rhineland Funding
         4.311%, 01/30/06                                   814             808
         4.291%, 02/01/06                                   402             399
                                                                  -------------
Total Commercial Paper
   (Cost $3,344) ($ Thousands)                                            3,344
                                                                  -------------

MASTER NOTES (C) -- 0.5%
   Bank of America
         4.143%, 12/01/05                                   977             977
         4.142%, 12/01/05                                   186             186
   Bear Stearns
         4.238%, 12/01/05                                   558             558
                                                                  -------------
Total Master Notes
   (Cost $1,721) ($ Thousands)                                            1,721
                                                                  -------------

U.S. TREASURY OBLIGATION -- 0.2%
   U.S. Treasury Bills (A)
         3.400%, 12/22/05                                   755             753
                                                                  -------------
Total U.S. Treasury Obligation
   (Cost $753) ($ Thousands)                                                753
                                                                  -------------

REPURCHASE AGREEMENTS (C) -- 1.1%
   Barclays Capital
         4.000%, dated 11/30/05, to be
         repurchased on 12/01/05,
         repurchase price $924,242
         (collateralized by various
         U.S. Government Obligations,
         ranging in par value $22,167-
         $922,995, 0.000%, 12/20/05-
         07/05/06, total market
         value $942,623)                                    924             924

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   Lehman Brothers
         4.010%, dated 11/30/05, to be
         repurchased on 12/01/05,
         repurchase price $2,107,189
         (collateralized by various
         U.S. Government Obligations,
         ranging in par value $6,530-
         $186,045, 0.000%-7.125%,
         12/20/05-02/15/30, total market
         value $2,149,113)                         $      2,107   $       2,107
   UBS Paine Webber
         4.010%, dated 11/30/05, to be
         repurchased on 12/01/05,
         repurchase price $930,326
         (collateralized by various
         U.S. Government Obligations,
         ranging in par value $64,116-
         $232,556, 3.940%-6.060%,
         02/28/07-10/06/20, total market
         value $948,840)                                    930             930
                                                                  -------------

Total Repurchase Agreements
   (Cost $3,961) ($ Thousands)                                            3,961
                                                                  -------------

Total Investments -- 123.9%
   (Cost $382,304) ($ Thousands)                                        455,809
                                                                  -------------

OTHER ASSETS AND LIABILITIES -- (23.9)%
Payable upon Return on Securities Loaned                                (28,514)
Payable for Investment Securities Purchased                             (61,424)
Payable for Fund Shares Redeemed                                            (37)
Investment Advisory Fees Payable                                            (11)
Trustees' Fees Payable                                                       (1)
Other Assets and Liabilities, Net                                         2,121
                                                                  -------------
Total Other Assets and Liabilities                                      (87,866)
                                                                  -------------
Net Assets -- 100.0%                                              $     367,943
                                                                  =============
NET ASSETS:
Paid-in-Capital
   (unlimited authorization -- no par value)                      $     291,886
Undistributed net investment income                                       1,157
Accumulated net realized gain on investments
   and futures contracts                                                  1,252
Net unrealized appreciation on investments                               73,505
Net unrealized appreciation on futures contracts                            143
                                                                  -------------
Net Assets                                                        $     367,943
                                                                  =============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($367,942,794 / 3,284,315 shares)                                    $112.03
                                                                        =======


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005      35

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (Unaudited)

LARGE CAP INDEX FUND (Concluded)

November 30, 2005

A summary of the open futures contracts held by the fund at November 30, 2005, is as follows: (see note 2 in Notes to Financial Statements)

--------------------------------------------------------------------------------
                                                                    UNREALIZED
      TYPE OF                        NUMBER OF     EXPIRATION      APPRECIATION
      CONTRACT                       CONTRACTS        DATE         ($ THOUSANDS)
--------------------------------------------------------------------------------
S&P 500 Index E-Mini                    112       December 2005    $        143
                                                                   ------------

*     Non-income producing security.

**    Rate shown is the 7-day yield as of November 30, 2005.

+     Real Estate Investment Trust

++    See Note 3 in Notes to Financial Statements.

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.

(B) This security or a partial position of this security is on loan at November 30, 2005 (see Note 9). The total value of securities on loan at November 30, 2005 was $27,476 ($Thousands).

(C) This security was purchased with cash collateral held from securities lending (see Note 9). The total value of such securities as of November 30, 2005 was $28,514 ($Thousands).

(D)   The rate reported is the effective yield at time of purchase.

(E) Variable Rate Security -- The rate reported on the Statement of Net Assets is the rate in effect as of November 30, 2005.

(F) This security was sold within the terms of private placement memorandum, exempt from registration under Section 3A-4, 4(2) or 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."

(G) The Fund may purchase securities of certain companies with which it is affiliated to the extent these companies are represented in its Index.

CDO -- Collateralized Debt Obligation

Cl -- Class

LLC -- Limited Liability Company

MTN -- Medium Term Note

Ser -- Series

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
36      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005

--------------------------------------------------------------------------------

SMALL CAP FUND

November 30, 2005

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS ++:

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

25.6%  Financials
16.8%  Information Technology
12.3%  Consumer Discretionary
10.7%  Industrials
 9.2%  Health Care
 7.9%  Short-Term Investments
 4.6%  Energy
 2.8%  Asset-Backed Securities
 2.6%  Materials
 2.4%  Commercial Paper
 1.9%  Consumer Staples
 1.4%  Utilities
 1.1%  Foreign Stock
 0.5%  Telecommunication Services
 0.2%  Exchange Traded Fund
 0.0%  U.S. Treasury Obligations
 0.0%  Warrants
 0.0%  Rights

++ Percentages based on total investments. Includes investments held as collateral for securities on loan (see Note 9).

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

COMMON STOCK -- 94.7%

CONSUMER DISCRETIONARY -- 15.7%
   1-800 Contacts (B)*                                    51,000  $         555
   Advo                                                  133,875          3,653
   Aftermarket Technology*                                57,720          1,183
   Alderwoods Group*                                      35,200            529
   Alliance Gaming (B)*                                  175,970          2,099
   Ambassadors Group                                      12,100            304
   America's Car-Mart (B)*                                43,900            708
   American Axle & Manufacturing Holdings (B)            132,250          2,812
   American Greetings, Cl A (B)                          119,430          3,129
   AnnTaylor Stores (B)*                                  25,000            758
   Applebee's International                               32,910            754
   Arbitron                                                3,300            127
   Arctic Cat                                            120,300          2,524
   ArvinMeritor                                          189,700          2,523
   Bandag                                                 22,900            981
   Belo, Cl A                                             33,740            736
   BJ's Restaurants*                                     130,800          3,105
   Blount International*                                 107,690          1,675
   Blue Nile (B)*                                         18,500            768
   Bluegreen*                                             26,600            396
   Brinker International                                  16,620            659
   Brown Shoe                                             90,000          3,703
   Buckle (B)                                              3,000             98
   Buffalo Wild Wings (B)*                                27,400            773
   Building Material Holding (B)                          19,100          1,572
   Cadmus Communications                                  16,900            341
   Carter's (B)*                                          58,715          3,590
   Cato, Cl A                                            139,800          3,020
   Champion Enterprises (B)*                              86,700          1,255
   Charlotte Russe Holding*                               77,740          1,454
   Charming Shoppes*                                     120,900          1,421
   Cheesecake Factory (B)*                                55,500          2,033

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   Childrens Place Retail Stores (B)*                     28,900  $       1,433
   CKE Restaurants                                        70,600            890
   Claire's Stores                                        27,800            793
   Coach*                                                126,800          4,366
   Cooper Tire & Rubber                                   62,250            916
   Corinthian Colleges (B)*                              194,200          2,352
   Courier                                                18,455            649
   CSK Auto*                                              66,960          1,038
   Ctrip.com International ADR*                           33,340          1,943
   Dick's Sporting Goods*                                 26,700            937
   Dollar Thrifty Automotive Group (B)*                   80,500          3,019
   Domino's Pizza                                         84,965          2,124
   Dover Downs Gaming & Entertainment                      5,500             69
   Dress Barn (B)*                                        13,620            455
   Eddie Bauer Holdings*                                  96,580          2,028
   Ethan Allen Interiors (B)                              74,400          2,775
   Exide Technologies*                                   110,600            399
   Fairmont Hotels & Resorts                              75,000          2,900
   Finish Line, Cl A                                      58,600          1,011
   Foot Locker                                            65,820          1,436
   FTD Group*                                              7,200             79
   Furniture Brands International (B)                    186,700          3,725
   GameStop, Cl A (B)*                                    54,900          1,847
   Gaylord Entertainment (B)*                             45,000          1,947
   Genesco (B)*                                           36,900          1,463
   Gray Television                                       154,000          1,374
   Group 1 Automotive*                                    59,700          1,843
   GSI Commerce (B)*                                     180,951          3,011
   Guitar Center*                                         48,600          2,563
   Handleman (B)                                         180,447          2,478
   Hibbett Sporting Goods (B)*                           177,262          5,311
   HOT Topic*                                            155,650          2,413
   Housevalues (B)*                                       99,000          1,265
   Interface, Cl A*                                       81,920            682
   iRobot (B)*                                            21,600            629
   Jakks Pacific (B)*                                    106,640          2,173
   Jamdat Mobile (B)*                                     43,600            997
   Jarden (B)*                                           120,860          3,946
   Jo-Ann Stores*                                         69,400            883
   K2 (B)*                                                82,900            842
   Kellwood (B)                                          132,700          3,068
   Kerzner International*                                 19,500          1,268
   Kimball International, Cl B                            54,300            578
   La-Z-Boy (B)                                           93,900          1,255
   Landry's Restaurants                                   33,100            895
   Laureate Education*                                    28,900          1,461
   Leapfrog Enterprises (B)*                              68,400            892
   Libbey (B)                                              5,700             68
   Liberty                                                 7,270            339
   Life Time Fitness*                                     18,300            703
   Lin TV, Cl A*                                         128,600          1,682
   Linens 'n Things (B)*                                 127,600          3,268


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005      37

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (Unaudited)

SMALL CAP FUND (Continued)

November 30, 2005

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   Lithia Motors, Cl A                                     2,600  $          74
   LKQ*                                                   29,100            948
   Lone Star Steakhouse & Saloon                          85,100          1,972
   M/I Homes                                              27,500          1,203
   Maidenform Brands*                                    118,200          1,520
   Marvel Entertainment*                                 112,700          1,834
   McCormick & Schmick's Seafood
      Restaurants*                                         8,700            207
   MDC Holdings                                           28,080          1,913
   Men's Wearhouse (B)*                                   32,955            966
   Meritage Homes*                                        35,500          2,360
   Modine Manufacturing                                   38,900          1,295
   Monarch Casino & Resort*                               13,900            297
   Movie Gallery (B)                                     251,480          1,240
   MTR Gaming Group*                                      22,400            167
   National Presto Industries                              4,360            194
   New York*                                              24,386            416
   Nexstar Broadcasting Group, Cl A*                     140,400            611
   OfficeMax                                              37,600          1,097
   Outdoor Channel Holdings*                             103,100          1,649
   Pantry*                                                79,680          3,275
   Payless Shoesource*                                    38,800            887
   PEP Boys - Manny Moe & Jack (B)                        55,100            791
   Petco Animal Supplies*                                 42,700            907
   Phillips-Van Heusen                                    67,635          2,292
   Pier 1 Imports (B)                                    142,900          1,815
   Pinnacle Entertainment*                                43,800          1,046
   Polo Ralph Lauren (B)                                  19,300          1,034
   ProQuest*                                              61,100          1,708
   Quiksilver*                                           221,700          2,722
   RadioShack (B)                                         50,400          1,150
   RC2*                                                   29,000          1,025
   Reader's Digest Association                            31,500            489
   Red Robin Gourmet Burgers (B)*                         69,815          3,833
   Reebok International                                    5,890            339
   Regal Entertainment Group, Cl A (B)                    34,500            698
   Regis                                                  79,850          3,190
   Rent-A-Center (B)*                                    116,600          2,280
   Rent-Way (B)*                                          54,300            356
   Ruby Tuesday (B)                                       19,100            464
   Russell                                                38,590            611
   Ryan's Restaurant Group*                              132,000          1,569
   Ryland Group (B)                                       38,700          2,769
   Saga Communications, Cl A*                              6,800             84
   Saks*                                                  52,400            866
   Sauer-Danfoss                                           7,100            128
   Scholastic*                                            24,100            802
   Shoe Carnival*                                          7,800            160
   Sinclair Broadcast Group, Cl A                         65,700            632
   Sonic (B)*                                             68,150          2,017
   Sonic Automotive (B)                                  116,700          2,427
   Sotheby's Holdings, Cl A*                              54,100          1,030
   Source Interlink*                                      50,700            557
   Sports Authority (B)*                                  96,300          3,031

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   Stage Stores                                           33,350  $         997
   Standard-Pacific                                       30,400          1,146
   Starwood Hotels & Resorts Worldwide                    67,900          4,108
   Stewart Enterprises, Cl A                             268,900          1,371
   Strayer Education (B)                                  20,500          2,046
   Superior Industries International (B)                 107,000          2,441
   Tenneco (B)*                                           90,200          1,567
   Texas Roadhouse, Cl A*                                 45,800            692
   Theglobe.com* (G) (H)                                 379,400            151
   Thor Industries (B)                                     3,200            123
   Timberland, Cl A*                                      61,200          2,025
   Too*                                                  109,290          3,457
   Tractor Supply*                                        75,600          4,072
   Triarc, Cl A (B)                                       55,200            903
   Unifi*                                                 70,800            203
   Unifirst                                               48,700          1,505
   Urban Outfitters*                                     151,200          4,666
   Vail Resorts (B)*                                      30,400          1,133
   Valassis Communications (B)*                           59,170          1,800
   Value Line                                             14,300            576
   Visteon (B)                                           113,500            767
   Volcom*                                                14,100            479
   Warnaco Group*                                         99,400          2,442
   William Lyon Homes*                                    11,300          1,260
   Winnebago Industries (B)                               26,600            894
   World Wrestling Entertainment                          74,000          1,000
   Yankee Candle*                                        119,400          3,027
   Zale*                                                 116,500          3,250
                                                                  -------------
                                                                        250,767
                                                                  -------------
CONSUMER STAPLES -- 2.4%
   Allion Healthcare*                                     33,306            512
   BJ's Wholesale Club (B)*                              104,400          2,766
   Casey's General Stores                                 48,220          1,110
   Chattem*                                               47,000          1,493
   Chiquita Brands International                         111,200          2,313
   Constar International*                                 88,398            265
   Corn Products International                            53,970          1,201
   Delta & Pine Land                                      51,100          1,204
   Diamond Foods                                          38,100            623
   Gold Kist*                                            186,800          2,974
   Hain Celestial Group*                                  49,000          1,094
   Lancaster Colony                                       53,430          2,084
   Lance                                                  31,300            574
   Longs Drug Stores                                      57,200          2,438
   Molson Coors Brewing, Cl B                             32,600          2,171
   Nash Finch                                             23,013            618
   NBTY*                                                  90,500          1,776
   Nu Skin Enterprises, Cl A                               5,200             90
   Parlux Fragrances (B)*                                 11,500            331
   Pathmark Stores*                                       71,395            768
   Playtex Products*                                      52,700            738
   Premium Standard Farms (B)                            100,100          1,667


--------------------------------------------------------------------------------
38      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   Ralcorp Holdings                                       52,030  $       2,169
   Sanderson Farms                                        48,600          1,731
   Spartan Stores*                                        83,993            841
   United Natural Foods (B)*                              63,265          1,776
   Universal                                              48,000          1,938
   Weis Markets                                           43,100          1,815
                                                                  -------------
                                                                         39,080
                                                                  -------------
ENERGY -- 5.9%
   Alon USA Energy*                                       58,900          1,150
   Arch Coal                                              19,700          1,518
   Atlas America*                                         16,820            951
   Atwood Oceanics*                                       16,900          1,200
   Berry Petroleum, Cl A                                  54,430          3,105
   Bill Barrett*                                          22,707            891
   Bronco Drilling*                                       44,200          1,083
   Cabot Oil & Gas                                        64,800          2,735
   Cal Dive International (B)*                            27,800          2,019
   CARBO Ceramics (B)                                     18,242          1,076
   Carrizo Oil & Gas (B)*                                 10,600            269
   Cimarex Energy*                                        73,500          2,860
   Comstock Resources*                                    28,000            859
   Denbury Resources*                                     82,400          1,866
   Dresser-Rand Group*                                    41,200            913
   Dril-Quip*                                              7,300            372
   Encore Acquisition (B)*                                77,250          2,398
   Forest Oil*                                            17,100            766
   Foundation Coal Holdings                               49,500          1,761
   Global Industries*                                    104,100          1,234
   Hansen Natural (B)*                                    13,100          1,017
   Hercules Offshore*                                     55,700          1,497
   Holly                                                  66,200          4,026
   Hydril*                                                59,295          3,801
   Input/Output (B)*                                     305,800          2,275
   KCS Energy*                                            53,400          1,396
   KFX (B)*                                              101,500          1,284
   Lone Star Technologies*                                41,900          2,053
   Maverick Tube (B)*                                     45,255          1,722
   National Oilwell Varco*                                17,700          1,073
   NS Group*                                              30,100          1,236
   Parker Drilling*                                       19,600            186
   Penn Virginia                                          41,600          2,482
   Petroleum Development*                                 30,200          1,019
   Plains Exploration & Production*                       79,646          3,377
   Remington Oil & Gas*                                   24,000            803
   SEACOR Holdings*                                       21,400          1,441
   St. Mary Land & Exploration (B)                        85,000          3,028
   Stone Energy*                                         140,400          6,234
   Superior Energy Services (B)*                         106,700          2,323
   Swift Energy (B)*                                     125,270          5,786
   Syntroleum (B)*                                       133,100          1,074
   Tesoro                                                 45,200          2,489
   Tetra Technologies*                                    48,775          1,429

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   Transmontaigne*                                       151,500  $         945
   Union Drilling*                                        72,600          1,057
   Unit*                                                   7,200            390
   Veritas DGC*                                           23,400            765
   Vintage Petroleum                                       7,620            399
   W&T Offshore (B)                                       22,600            661
   W-H Energy Services*                                  164,730          5,491
   Whiting Petroleum*                                     41,323          1,713
   World Fuel Services                                    10,900            374
                                                                  -------------
                                                                         93,872
                                                                  -------------
FINANCIALS -- 18.4%
   Acadia Realty Trust+                                   84,200          1,724
   Advance America Cash Advance Centers                   64,200            799
   Affiliated Managers Group (B)*                         64,380          5,076
   American Equity Investment Life Holding (B)           137,000          1,611
   American Home Mortgage Investment+ (B)                 80,600          2,393
   AmericanWest Bancorp*                                   3,400             78
   Amerisafe*                                             91,000            895
   AmerUs Group                                           46,300          2,719
   Annaly Mortgage Management+ (B)                        74,500            875
   Anthracite Capital+                                   128,200          1,390
   Apartment Investment & Management, Cl A+               56,800          2,200
   Arbor Realty Trust+                                    45,130          1,218
   Arch Capital Group*                                     8,900            467
   Archstone-Smith Trust+                                 87,957          3,677
   Arden Realty+                                          59,900          2,724
   Ashford Hospitality Trust+                             41,500            443
   Aspen Insurance Holdings                               57,300          1,434
   Asset Acceptance Capital*                              32,400            661
   Assured Guaranty                                       20,700            545
   Asta Funding (B)                                        8,500            211
   AvalonBay Communities+ (B)                             52,300          4,783
   Bancfirst                                               4,100            327
   Bancorpsouth (B)                                      133,050          3,022
   Bank Mutual                                            97,620          1,033
   Bank of the Ozarks (B)                                  7,700            286
   BankAtlantic Bancorp, Cl A (B)                         65,970            920
   Boston Private Financial Holdings                      34,695          1,076
   Boykin Lodging+*                                       14,000            168
   Brandywine Realty Trust+ (B)                           92,200          2,672
   BRE Properties, Cl A+ (B)                              65,000          3,026
   Brookline Bancorp                                      80,600          1,133
   Calamos Asset Management, Cl A                         38,300          1,038
   Camden Property Trust+                                  7,800            460
   Capital of the West                                     2,400             83
   Capital Southwest                                      12,200          1,131
   Capitol Bancorp                                         4,900            183
   Cardinal Financial*                                    70,480            772


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005      39

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (Unaudited)

SMALL CAP FUND (Continued)

November 30, 2005

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   CarrAmerica Realty+                                    86,700  $       3,060
   Cascade Bancorp                                        20,362            479
   Cathay General Bancorp                                 27,300          1,037
   Center Financial                                       19,400            487
   Central Pacific Financial                              28,500          1,043
   Chemical Financial                                     44,500          1,438
   City Bank                                               2,100             72
   City Holding                                            9,300            339
   Clark                                                  15,200            215
   CNA Surety*                                            49,600            733
   Columbia Banking System                                 8,600            248
   Commerce Group                                         35,300          2,050
   Commercial Capital Bancorp                             52,366            873
   Commercial Federal                                     65,000          2,239
   Commercial Net Lease Realty+                           37,700            764
   Community Bancorp*                                      2,600             84
   Community Bank System                                  34,400            828
   Community Trust Bancorp                                 3,400            112
   CompuCredit (B)*                                       32,000          1,250
   Corporate Office Properties Trust+                    120,500          4,348
   Corus Bankshares (B)                                   42,800          2,516
   Crescent Real Estate Equities+                        111,700          2,320
   Delphi Financial Group, Cl A                           90,701          4,297
   DiamondRock Hospitality+                              132,000          1,584
   E*Trade Financial*                                    138,100          2,696
   Eagle Hospitality Properties Trust+                    54,100            419
   Education Realty Trust+                               234,290          2,926
   Encore Capital Group (B)*                              78,600          1,287
   Equity Inns+                                           78,400          1,076
   Equity One+ (B)                                        55,890          1,328
   Equity Residential+                                    56,500          2,303
   EuroBancshares*                                         6,100             77
   FBL Financial Group, Cl A                              28,100            881
   Federal Agricultural Mortgage, Cl C                    81,200          2,263
   Federal Realty Investment Trust+                       46,400          2,922
   FelCor Lodging Trust+*                                 48,300            820
   First American                                         55,800          2,625
   First Bancorp Puerto Rico                              55,100            667
   First Cash Financial Services*                         94,900          2,752
   First Community Bancorp                                 8,900            461
   First Financial Bancorp (B)                            99,810          1,921
   First Financial Bankshares (B)                          4,466            166
   First Indiana                                          10,228            357
   First Merchants                                        36,400            942
   First Niagara Financial Group                         102,400          1,484
   First Regional Bancorp*                                 2,700            192
   First Republic Bank                                    36,350          1,409
   FirstFed Financial (B)*                                41,300          2,162
   FirstMerit                                             37,710          1,005
   Flagstar Bancorp                                       86,200          1,299
   Flushing Financial                                     56,300            946
   Fpic Insurance Group*                                  43,400          1,644

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   Frontier Financial                                      4,950  $         160
   GAMCO Investors, Cl A                                  27,200          1,232
   Glacier Bancorp                                         9,288            306
   Gold Banc                                             107,800          1,951
   Gramercy Capital+                                      12,900            302
   Greater Bay Bancorp                                    81,400          2,168
   Greenhill                                              45,700          2,508
   Hancock Holding (B)                                    35,550          1,368
   Hanmi Financial                                        29,500            550
   Hanover Insurance Group*                               26,600          1,063
   HCC Insurance Holdings (B)                             62,050          1,896
   Heartland Payment Systems*                             17,000            363
   Hercules (B)*                                         146,100          1,718
   Hilb Rogal & Hobbs (B)                                113,100          4,409
   HomeBanc+                                              90,300            709
   Horace Mann Educators (B)                              42,080            797
   Host Marriott+ (B)                                     81,700          1,462
   HRPT Properties Trust+                                192,800          2,109
   Hub International                                      47,500          1,145
   Investment Technology Group*                          127,595          4,962
   IPC Holdings                                           28,000            818
   Irwin Financial                                        49,700          1,124
   ITLA Capital*                                           1,800             94
   Jones Lang LaSalle                                     13,700            685
   Kansas City Life Insurance                             24,500          1,237
   Keynote Systems*                                       86,400          1,145
   KNBT Bancorp                                           84,800          1,390
   LandAmerica Financial Group (B)                        24,400          1,580
   Lexington Corporate Properties Trust+ (B)              14,100            300
   LTC Properties+                                        27,100            555
   Macatawa Bank                                           3,720            142
   Macerich+                                              50,500          3,433
   Mack-Cali Realty+                                      81,600          3,604
   Marlin Business Services*                               4,200             95
   Max Re Capital                                         80,800          2,157
   Medical Properties Trust+                             128,000          1,170
   Medical Properties Trust+                              76,000            695
   MeriStar Hospitality+*                                327,400          3,205
   MFA Mortgage Investments+ (B)                         199,200          1,215
   Midwest Banc Holdings (B)                              63,200          1,428
   Morningstar (B)*                                       26,400            846
   MortgageIT Holdings+                                   42,200            558
   Nara Bancorp                                           25,700            481
   Nasdaq Stock Market (B)*                               50,000          1,956
   National Financial Partners                            32,900          1,674
   National Health Investors+                             13,800            382
   NBT Bancorp                                            79,900          1,827
   NorthStar Realty Finance+                              71,700            660
   Novastar Financial+ (B)                                32,500            910
   OceanFirst Financial                                    2,800             67
   Odyssey Re Holdings (B)                                50,200          1,287
   Old Second Bancorp                                      5,200            173


--------------------------------------------------------------------------------
40      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   Omega Healthcare Investors+                            59,100  $         710
   One Liberty Properties+                                 3,600             69
   optionsXpress Holdings (B)                             64,200          1,574
   Pacific Capital Bancorp                                 6,100            228
   Pennsylvania Real Estate Investment Trust+             27,800          1,027
   PFF Bancorp                                            56,690          1,732
   Placer Sierra Bancshares                               23,700            675
   Platinum Underwriters Holdings                        116,800          3,558
   PMI Group (B)                                          28,130          1,142
   Portfolio Recovery Associates (B)*                     81,500          3,123
   Post Properties+ (B)                                   73,500          2,974
   Preferred Bank                                          2,300            101
   Premierwest Bancorp*                                    4,900             68
   Presidential Life                                      59,000          1,138
   ProAssurance*                                          60,920          3,033
   Prologis+                                             127,800          5,797
   Prosperity Bancshares                                  11,800            361
   Provident Bankshares                                   27,766            990
   Public Storage+ (B)                                    27,400          1,934
   Quanta Capital Holdings (B)*                           76,330            320
   Rainier Pacific Financial Group                        30,810            484
   RAIT Investment Trust+                                110,800          2,912
   Reckson Associates Realty+ (B)                         97,900          3,596
   Regency Centers+ (B)                                   30,200          1,753
   RenaissanceRe Holdings                                 15,500            696
   Safety Insurance Group                                 44,200          1,773
   Santander BanCorp                                      45,765          1,233
   Security Bank                                           2,600             65
   Selective Insurance Group                              16,700            935
   Shurgard Storage Centers, Cl A+                        40,700          2,382
   Signature Bank*                                       122,850          3,537
   Simon Property Group+ (B)                              57,600          4,453
   Sizeler Property Investors+                            10,900            140
   SL Green Realty+ (B)                                   56,980          4,208
   Sterling Financial, Pennslyvania Shares                 4,550             96
   Sterling Financial, Washington Shares                  61,551          1,606
   Stewart Information Services (B)                       90,800          4,591
   Strategic Hotel Capital+                              101,400          1,873
   Suffolk Bancorp                                         2,400             80
   Sunstone Hotel Investors+                              72,500          1,834
   SVB Financial Group (B)*                               97,600          4,694
   TAC Acquisition*                                      300,000          1,848
   TAL International Group*                              112,000          2,093
   Taubman Centers+ (B)                                   41,800          1,464
   Taylor Capital Group                                   19,200            752
   TierOne                                                 8,900            267
   Tompkins Trustco                                        1,600             72
   TradeStation Group*                                   134,300          1,599
   Trico Bancshares                                        4,100             97
   Trustmark                                              53,600          1,533
   Trustreet Properties+                                  44,800            701
   U-Store-It Trust+                                      69,100          1,466

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   UMB Financial (B)                                      29,360  $       1,949
   Umpqua Holdings                                        38,100          1,007
   Union Bankshares                                        1,900             92
   United Bankshares                                      22,915            866
   United PanAm Financial*                                29,006            680
   Universal American Financial*                          59,600            880
   Vineyard National Bancorp                               5,100            149
   Washington Federal                                     42,790          1,038
   WesBanco                                               46,800          1,498
   Westcorp                                               16,600          1,116
   Wilshire Bancorp                                       21,000            357
   Winston Hotels+                                        78,680            791
   Wintrust Financial                                     28,300          1,590
   World Acceptance (B)*                                  14,800            408
   WR Berkley                                             33,700          1,571
   Zenith National Insurance                              69,900          3,313
                                                                  -------------
                                                                        295,462
                                                                  -------------
HEALTH CARE -- 11.7%
   Abgenix (B)*                                          145,400          1,993
   Accelrys*                                             132,900          1,076
   Advanced Medical Optics*                               23,200            984
   Albany Molecular Research                              29,100            356
   Align Technology (B)*                                 157,100          1,087
   Alkermes (B)*                                          98,400          1,789
   Alliance Imaging*                                     224,400          1,248
   Alpharma, Cl A                                        157,300          4,156
   Amedisys (B)*                                          17,000            754
   America Service Group*                                 29,400            507
   American Dental Partners*                               3,150             59
   American Healthways*                                   56,915          2,528
   American Medical Systems Holdings*                     53,800            990
   AMN Healthcare Services*                              124,600          2,374
   Amsurg*                                                48,500          1,169
   Amylin Pharmaceuticals (B)*                            44,800          1,676
   Analogic                                               18,200            873
   Andrx*                                                 45,600            811
   Animas (B)*                                           131,900          2,246
   Applera - Celera Genomics Group*                      278,100          3,454
   Ariad Pharmaceuticals (B)*                            320,300          1,976
   Array Biopharma*                                      208,700          1,402
   Arthrocare (B)*                                        49,700          1,901
   Aspect Medical Systems*                                27,662          1,042
   AtriCure*                                              26,700            339
   Barrier Therapeutics (B)*                              17,400            125
   Bio-Rad Laboratories, Cl A (B)*                        60,500          3,534
   BioMarin Pharmaceuticals*                              15,600            152
   BioScrip*                                             122,800          1,095
   Biosite (B)*                                           45,600          2,689
   Cambrex                                                57,100          1,031
   Cell Genesys (B)*                                     352,300          2,050
   Centene (B)*                                          148,600          3,568
   Cephalon (B)*                                         166,600          8,472


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005      41

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (Unaudited)

SMALL CAP FUND (Continued)

November 30, 2005

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   Chemed                                                 34,420  $       1,745
   China Medical Technologies ADR*                        18,027            563
   Coley Pharmaceutical Group (B)*                        29,900            477
   Combinatorx (B)*                                       49,000            375
   Community Health Systems*                              43,400          1,740
   Computer Programs & Systems                            13,560            546
   Conceptus (B)*                                        106,100          1,641
   Conmed (B)*                                            83,900          1,895
   Conor Medsystems (B)*                                  98,576          1,949
   Cross Country Healthcare*                              65,100          1,203
   Crucell ADR (B)*                                       13,195            348
   Cubist Pharmaceuticals (B)*                           266,555          6,027
   CV Therapeutics (B)*                                  185,841          4,596
   Cyberonics*                                            24,300            686
   Dendreon (B)*                                          24,600            145
   Depomed (B)*                                          144,755            870
   Digene*                                                61,100          1,675
   DJ Orthopedics*                                        54,136          1,687
   Durect (B)*                                            59,000            309
   Encysive Pharmaceuticals (B)*                         380,600          4,327
   Enzon Pharmaceuticals*                                 52,200            354
   Exelixis*                                             224,318          1,812
   Flamel Technologies ADR (B)*                           35,300            672
   Foxhollow Technologies (B)*                            24,905          1,084
   Genesis HealthCare*                                    29,400          1,236
   Health Net*                                             8,500            434
   HealthTronics*                                         44,400            326
   Human Genome Sciences (B)*                            135,300          1,252
   Immucor (B)*                                           60,675          1,503
   Incyte (B)*                                           276,300          1,536
   Inspire Pharmaceuticals*                               16,300            118
   Intermagnetics General*                                74,110          2,478
   Introgen Therapeutics (B)*                             21,500            133
   IRIS International (B)*                                84,555          2,086
   Isis Pharmaceuticals*                                 156,000            791
   Ista Pharmaceuticals (B)*                             102,400            708
   Keryx Biopharmaceuticals*                             104,400          1,450
   Kindred Healthcare (B)*                                13,600            377
   Kosan Biosciences*                                     62,400            452
   Langer*                                                74,500            384
   Lifecell (B)*                                          20,300            373
   LifePoint Hospitals*                                   26,100            993
   Magellan Health Services*                              30,900            903
   Medarex (B)*                                          309,900          3,242
   Medcath*                                               69,800          1,357
   Medical Staffing Network Holdings (B)*                117,000            646
   Medicis Pharmaceutical, Cl A                           17,170            548
   Mentor (B)                                             16,100            785
   Merge Technologies (B)*                                35,000            999
   Mettler Toledo International*                          28,420          1,622
   MGI Pharma*                                           112,800          2,227
   Micrus Endovascular*                                   79,600            545

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   Myriad Genetics (B)*                                   65,200  $       1,252
   Nastech Pharmaceutical (B)*                           121,600          1,739
   National Dentex*                                       60,765          1,227
   Nektar Therapeutics (B)*                              187,900          3,160
   Neopharm (B)*                                          18,700            177
   Neose Technologies*                                   154,100            270
   Neurometrix*                                           23,700            737
   NitroMed (B)*                                          46,900            762
   Option Care                                            18,980            238
   OraSure Technologies*                                  73,300            994
   Orchid Cellmark*                                      123,942            833
   Orthofix International*                                29,630          1,084
   Owens & Minor                                          33,010            936
   PainCare Holdings (B)*                                314,600          1,167
   Par Pharmaceutical (B)*                                99,800          2,656
   Parexel International*                                 81,240          1,671
   Per-Se Technologies (B)*                               32,000            732
   PerkinElmer                                            43,400            990
   Pharmacopeia Drug Discovery*                           73,129            231
   PolyMedica                                             72,700          2,760
   PRA International*                                     13,700            380
   Protein Design Labs (B)*                               78,400          2,183
   PSS World Medical (B)*                                237,600          3,913
   Psychiatric Solutions (B)*                             29,495          1,664
   Radiation Therapy Services (B)*                        34,043          1,292
   Regeneron Pharmaceuticals*                             17,000            190
   Renovis (B)*                                           11,800            187
   Res-Care*                                              91,630          1,586
   Rigel Pharmaceuticals*                                 62,800          1,377
   Rotech Healthcare*                                     42,900            682
   Salix Pharmaceuticals*                                 71,120          1,378
   Senomyx (B)*                                           72,000            917
   SeraCare Life Sciences*                                39,800            873
   Serologicals (B)*                                      11,900            239
   SurModics (B)*                                         41,795          1,639
   Sybron Dental Specialties*                            115,510          5,052
   Symmetry Medical*                                      64,334          1,182
   Taro Pharmaceuticals Industries*                       84,400          1,122
   Techne*                                                 8,400            464
   Telik*                                                169,400          2,843
   Third Wave Technologies*                              197,400            541
   Transgenomic (B)*                                     305,035            311
   Triad Hospitals*                                       14,930            637
   Trizetto Group (B)*                                    29,000            471
   United Therapeutics (B)*                               41,100          2,936
   Universal Health Services, Cl B                        17,950            860
   Ventiv Health*                                         80,680          1,990
   Viasys Healthcare*                                      8,800            240
   West Pharmaceutical Services                           24,600            614
   Zymogenetics*                                          23,300            374
                                                                  -------------
                                                                        187,489
                                                                  -------------


--------------------------------------------------------------------------------
42      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

INDUSTRIALS -- 13.6%
   Aaon*                                                   3,300  $          56
   ABX Air*                                               57,600            432
   Active Power (B)*                                     101,900            356
   Actuant, Cl A (B)                                      15,800            838
   Acuity Brands (B)                                     131,070          4,075
   Adesa                                                  50,100          1,194
   Administaff                                            25,500          1,149
   Advisory Board*                                        44,600          2,155
   AGCO*                                                 116,100          1,966
   Alaska Air Group (B)*                                  13,800            486
   Albany International, Cl A                             92,760          3,537
   Amerco*                                                 9,000            636
   American Commercial Lines (B)*                         43,400          1,269
   American Ecology                                       33,700            548
   American Reprographics*                               102,000          2,194
   AO Smith (B)                                           78,970          2,875
   Apogee Enterprises                                     55,788            863
   Applied Industrial Technologies                        33,700          1,077
   Applied Signal Technology                              26,700            480
   Aries Maritime Transport                              116,000          1,539
   Arkansas Best                                          25,400          1,048
   Arlington Tankers                                      75,000          1,658
   Armor Holdings*                                        32,400          1,422
   Aviall*                                                33,100          1,016
   Banta                                                 124,510          6,288
   BE Aerospace*                                          93,675          1,641
   Beacon Roofing Supply*                                 15,438            420
   Briggs & Stratton                                      36,150          1,308
   Brink's                                                79,900          3,688
   Bucyrus International, Cl A                            17,500            821
   Builders FirstSource*                                  34,900            695
   CDI                                                    45,800          1,293
   Ceradyne (B)*                                          10,000            471
   CIRCOR International                                   41,530          1,082
   Clarcor                                                16,100            478
   Clean Harbors*                                         27,100            782
   CNH Global                                             55,540            933
   Comfort Systems USA*                                   38,600            362
   Commercial Vehicle Group*                               8,600            170
   CoStar Group*                                          13,800            648
   CPI Aerostructures*                                    29,880            290
   CRA International*                                     20,785            925
   Crane                                                  24,600            781
   DiamondCluster International*                         126,700            803
   DRS Technologies (B)                                    5,900            291
   Dycom Industries*                                      91,600          1,871
   EDO                                                    44,950          1,197
   EMCOR Group*                                            5,200            368
   Energy Conversion Devices (B)*                         26,315            772
   ESCO Technologies*                                     42,900          1,845
   Evergreen Solar*                                       46,400            557
   Exponent*                                               2,000             55
   ExpressJet Holdings*                                   74,500            650

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   Federal Signal                                         56,740  $         927
   Flowserve (B)*                                         35,200          1,315
   Gardner Denver*                                        45,430          2,217
   GATX (B)                                              138,700          5,221
   General Cable (B)*                                     76,100          1,381
   Genlyte Group*                                         10,000            527
   Geo Group*                                              8,800            215
   Global Power Equipment Group*                          95,800            447
   GrafTech International*                               249,860          1,634
   Griffon (B)*                                           66,820          1,628
   Grupo Aeroportuario del Sureste ADR                    37,000          1,160
   Grupo TMM ADR, Cl A*                                  120,300            443
   Harsco                                                 39,800          2,645
   Heidrick & Struggles International*                    30,600          1,011
   HUB Group, Cl A (B)*                                   68,780          2,789
   Hughes Supply                                          25,040            970
   IHS, Cl A (B)*                                         40,600            782
   IKON Office Solutions                                 135,800          1,366
   Innovative Solutions & Support*                             1             --
   Insituform Technologies, Cl A*                         26,140            519
   Jacuzzi Brands*                                       156,200          1,261
   Joy Global (B)                                         31,787          1,681
   K&F Industries Holdings*                               46,500            717
   Kadant (B)*                                            71,620          1,304
   Kansas City Southern (B)*                             120,500          3,009
   Kaydon                                                123,410          3,994
   Kennametal                                             21,500          1,178
   Kirby*                                                  4,700            250
   Knight Transportation                                  61,450          1,977
   Knoll                                                 135,800          2,260
   Korn/Ferry International*                              49,300            849
   Labor Ready*                                           90,420          1,996
   Laidlaw International                                 110,800          2,396
   Lennox International                                  112,700          3,292
   Lincoln Electric Holdings                              50,400          2,057
   Manitowoc                                              17,500            877
   Maritrans                                              16,000            462
   Marten Transport*                                       7,900            211
   Mercury Computer Systems*                              61,500          1,229
   Milacron*                                             231,448            294
   Mine Safety Appliances                                 30,600          1,188
   Mobile Mini*                                            2,500            125
   Moog, Cl A*                                            23,950            702
   MTC Technologies*                                      27,400            898
   Mueller Industries                                     43,000          1,164
   Navigant Consulting*                                   92,800          1,894
   Navistar International (B)*                            99,400          2,820
   NCI Building Systems (B)*                              87,100          3,801
   NCO Group*                                             28,900            498
   Nordson                                                15,800            629
   Old Dominion Freight Line*                             42,300          1,608
   Orbital Sciences*                                      63,900            771
   Pall                                                  103,200          2,865
   PHH*                                                   45,600          1,316


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005      43

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (Unaudited)

SMALL CAP FUND (CONTINUED)

November 30, 2005

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   Pico Holdings*                                         49,758  $       1,680
   RailAmerica*                                           26,300            286
   Regal-Beloit                                           23,980            846
   Republic Airways Holdings*                             23,600            343
   Resources Connection (B)*                              89,400          2,596
   Robbins & Myers (B)                                    37,190            788
   Ryder System                                          113,300          4,807
   School Specialty (B)*                                  38,820          1,430
   SCS Transportation*                                    16,410            323
   Simpson Manufacturing (B)                              93,000          3,811
   Skywest (B)                                            88,300          2,623
   Sourcecorp*                                            63,900          1,665
   Spherion*                                             150,200          1,472
   SPX (B)                                                20,000            942
   SSA Global Technologies (B)*                            9,300            169
   Standard Register                                      16,400            243
   Sun Hydraulics                                         14,300            273
   Sypris Solutions                                       89,500            989
   Tecumseh Products, Cl A                                62,500          1,395
   Teledyne Technologies*                                 28,600            936
   TeleTech Holdings*                                     23,400            291
   Terex*                                                 25,000          1,541
   Tetra Tech*                                           148,680          2,319
   Thomas & Betts*                                        47,300          1,894
   Titan International (B)                               107,200          1,848
   Toro                                                    7,600            305
   Triumph Group (B)*                                     10,100            383
   United Rentals (B)*                                   211,000          4,465
   United Stationers*                                     27,000          1,323
   Universal Forest Products                              70,700          4,062
   Universal Truckload Services*                          85,800          2,004
   USA Truck*                                             18,200            493
   USG (B)*                                               13,700            838
   Valmont Industries                                     38,800          1,295
   Volt Information Sciences*                              8,200            161
   Wabtec                                                 57,315          1,480
   Walter Industries                                     102,500          5,161
   Washington Group International (B)*                    40,400          2,089
   Waste Connections*                                     34,100          1,188
   Water Pik Technologies*                                53,600          1,118
   Watson Wyatt Holdings                                 151,320          4,074
   Website Pros (B)*                                      93,400            898
   WESCO International (B)*                               52,860          2,207
   Woodward Governor                                      27,400          2,238
   Xerium Technologies                                    14,200            126
   Yellow Roadway*                                         7,516            354
   York International (B)                                 47,800          2,691
                                                                  -------------
                                                                        217,587
                                                                  -------------

INFORMATION TECHNOLOGY -- 21.3%
   Actel*                                                 46,100            671
   Adaptec*                                              448,100          2,227
   Adtran (B)                                             46,700          1,380

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   Advanced Digital Information*                         133,500  $       1,402
   Advanced Energy Industries*                            11,300            151
   Advent Software*                                       53,900          1,544
   Aeroflex*                                             276,910          3,038
   Agilysys                                               64,900          1,236
   Akamai Technologies (B)*                              159,326          3,180
   Alliance Semiconductor*                               117,200            342
   Altera (B)*                                           250,900          4,581
   Altiris (B)*                                           92,700          1,530
   AMIS Holdings*                                         32,400            323
   Ansys*                                                 38,740          1,628
   aQuantive (B)*                                        155,970          4,194
   Arris Group*                                          327,060          3,179
   Art Technology Group*                                 313,147            514
   Aspen Technology (B)*                                 151,963          1,125
   Asyst Technologies*                                   308,300          1,918
   Atari (B)*                                            327,100            412
   ATMI (B)*                                              56,559          1,618
   Audible (B)*                                           58,600            756
   Avid Technology (B)*                                   36,900          1,863
   Avnet (B)*                                             50,200          1,130
   Axcelis Technologies*                                 109,800            520
   BearingPoint (B)*                                     199,400          1,452
   Bel Fuse, Cl B                                          6,700            225
   Belden CDT (B)                                        152,090          3,553
   BISYS Group*                                          153,870          2,062
   Black Box                                              58,900          2,751
   Blackbaud                                             126,603          2,146
   Blue Coat Systems (B)*                                 31,500          1,427
   Borland Software*                                     254,200          1,543
   Brocade Communications Systems*                        68,700            300
   Brooks Automation (B)*                                223,500          2,874
   Checkpoint Systems (B)*                                36,100            865
   Ciber*                                                 99,500            612
   ClearOne Communications*                                5,140             12
   CNET Networks (B)*                                     49,100            736
   Cogent*                                                36,214            855
   Cognex                                                 44,364          1,373
   Coherent*                                              47,690          1,507
   Cohu                                                    4,700            125
   CommScope (B)*                                         84,100          1,725
   Comtech Telecommunications*                            37,200          1,622
   Credence Systems (B)*                                 527,420          4,277
   CSG Systems International*                            154,400          3,706
   Cymer (B)*                                             99,900          3,818
   Daktronics                                             25,887            702
   Digimarc*                                             281,200          1,715
   Digital Insight*                                       67,435          2,233
   Digital River (B)*                                      9,000            233
   Digitas (B)*                                           38,400            480
   Diodes (B)*                                            46,790          1,889
   Dot Hill Systems*                                     176,000          1,165
   Earthlink (B)*                                        564,300          6,456
   eCollege.com (B)*                                      27,898            463


--------------------------------------------------------------------------------
44      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   EFJ*                                                  108,525  $       1,059
   Electronics for Imaging*                               41,700          1,165
   Emulex*                                               162,900          3,247
   EPIQ Systems*                                          12,500            238
   Euronet Worldwide (B)*                                190,175          5,139
   F5 Networks (B)*                                       33,700          1,780
   Fairchild Semiconductor
      International (B)*                                 122,800          2,129
   Fairpoint Communications                              197,500          2,360
   Fargo Electronics*                                     52,596          1,005
   FEI*                                                   98,300          1,962
   Filenet*                                               27,600            744
   Flir Systems (B)*                                      75,500          1,866
   Formfactor (B)*                                        46,600          1,308
   Foundry Networks*                                      72,800          1,011
   Freightcar America                                     36,000          1,737
   Gartner*                                               92,300          1,244
   Genesis Microchip*                                     89,300          2,000
   Global Imaging Systems*                                 9,300            339
   Golf Galaxy*                                           23,300            366
   Harmonic*                                             221,400          1,215
   Homestore*                                            505,400          2,229
   Hutchinson Technology (B)*                             84,700          2,422
   Hypercom*                                              63,300            392
   Hyperion Solutions*                                    20,500          1,085
   Identix (B)*                                          323,300          1,587
   Imation                                                62,800          2,761
   Immersion (B)*                                        444,748          2,935
   InFocus*                                              132,700            496
   Informatica*                                          132,600          1,490
   IntercontinentalExchange (B)*                          40,800          1,318
   International Rectifier*                               18,200            645
   Internet Security Systems*                             43,400            992
   Intervideo*                                            28,000            287
   InterVoice*                                            39,500            342
   Intrado*                                               11,600            262
   Iomega                                                348,800            903
   iPayment*                                              10,800            432
   Itron (B)*                                             31,500          1,473
   Ixia (B)*                                              43,500            599
   IXYS*                                                  30,300            364
   j2 Global Communications (B)*                           2,900            138
   Jupitermedia*                                         112,600          1,843
   Keane*                                                 98,500          1,030
   Kenexa*                                                55,018            930
   Komag (B)*                                            169,150          5,910
   Kulicke & Soffa Industries*                            16,000            135
   Lattice Semiconductor*                                920,800          4,503
   Lawson Software (B)*                                  242,400          1,840
   Leadis Technology*                                    204,900          1,096
   LeCroy*                                                75,100          1,226
   Lionbridge Technologies*                              125,800            818
   Littelfuse*                                            36,280            941
   LoJack*                                                12,700            358

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   LTX (B)*                                              159,800  $         710
   Macrovision*                                           50,000            777
   Magma Design Automation (B)*                           39,500            334
   Manhattan Associates (B)*                              55,400          1,186
   Marchex, Cl B (B)*                                    211,445          4,948
   MAXIMUS                                                42,300          1,540
   Maxtor (B)*                                         1,278,900          5,192
   McData, Cl A (B)*                                     195,000            710
   Mentor Graphics*                                      155,300          1,391
   Methode Electronics                                   153,260          1,602
   Micrel (B)*                                            79,300            958
   Micromuse (B)*                                        246,732          1,828
   Micros Systems (B)*                                    80,885          3,908
   Microsemi*                                            178,125          4,943
   MicroStrategy, Cl A (B)*                               20,500          1,514
   MTS Systems                                            37,030          1,306
   Multi-Fineline Electronix*                             46,415          1,717
   Netgear*                                               76,805          1,482
   Netlogic Microsystems (B)*                             59,705          1,556
   Newport*                                               40,000            552
   NMS Communications*                                   168,800            662
   Nuance Communications (B)*                            325,900          2,027
   Omnivision Technologies (B)*                          121,100          2,143
   Online Resources*                                      56,900            667
   Open Solutions (B)*                                    37,300            827
   Openwave Systems (B)*                                  49,000            814
   OSI Systems (B)*                                       97,100          1,828
   Palm (B)*                                              25,600            727
   Panacos Pharmaceuticals*                               42,200            334
   PAR Technology*                                         7,100            228
   Parametric Technology*                                362,140          2,119
   Parkervision (B)*                                     157,600          1,302
   Paxar*                                                 42,580            815
   Pegasus Solutions*                                     21,200            151
   Perot Systems, Cl A*                                   62,000            862
   Phase Forward*                                         57,664            619
   Photronics (B)*                                       185,100          2,939
   Pixelworks*                                           438,600          2,347
   Plantronics                                           102,700          2,837
   Plexus*                                                17,800            383
   PLX Technology (B)*                                   276,108          2,725
   Polycom*                                              535,400          8,786
   Portalplayer*                                           3,800             91
   Powerwave Technologies (B)*                           150,340          1,888
   Presstek*                                              50,200            463
   QAD                                                     6,600             51
   Quality Systems (B)                                    19,625          1,592
   Quantum (B)*                                        1,040,200          3,110
   Radisys*                                               49,200            900
   RADWARE*                                               26,300            497
   RealNetworks*                                          26,300            228
   Red Hat (B)*                                          147,500          3,477
   Redback Networks (B)*                                 147,100          1,984
   Rentech*                                              562,000          1,742


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005      45

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (Unaudited)

SMALL CAP FUND (Continued)

November 30, 2005

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   Richardson Electronics                                 92,720    $       664
   RightNow Technologies (B)*                             52,200            945
   RSA Security*                                         161,100          2,094
   Rudolph Technologies*                                 120,900          1,554
   SafeNet*                                               40,500          1,440
   Seachange International*                              237,500          1,826
   Secure Computing (B)*                                 129,000          1,772
   Semtech (B)*                                           91,700          1,826
   Sigmatel*                                              43,700            636
   Sina (B)*                                              23,200            579
   Sirf Technology Holdings (B)*                         178,145          4,938
   Skyworks Solutions*                                   468,700          2,526
   Solectron*                                            703,900          2,527
   Sonic Solutions (B)*                                   59,100            910
   Spatialight (B)*                                      300,000          1,239
   STATS ChipPAC ADR (B)*                                154,723          1,026
   Stratasys (B)*                                         37,800            896
   Superior Essex*                                        50,000            943
   Sybase (B)*                                           166,240          3,732
   Symmetricom (B)*                                      156,500          1,371
   Synenco Energy*                                        24,000            347
   Synopsys*                                              43,000            839
   Taleo, Cl A*                                           88,631          1,167
   Tekelec*                                              235,500          3,062
   Tessera Technologies (B)*                              95,700          2,632
   THQ (B)*                                               89,885          2,042
   TIBCO Software (B)*                                   614,700          5,145
   TNS*                                                   18,700            338
   Trident Microsystems (B)*                             109,350          2,060
   Triquint Semiconductor*                               655,100          2,948
   TTM Technologies*                                      15,300            140
   Ultra Clean Holdings*                                 130,338            886
   Ultratech*                                             28,300            465
   Unisys*                                               306,400          1,884
   United Online*                                        207,600          2,929
   Universal Display (B)*                                 12,700            148
   Utstarcom (B)*                                        130,500          1,082
   Valueclick*                                            89,130          1,683
   Vasco Data Security International (B)*                 34,027            384
   Viasat*                                                 7,000            194
   WatchGuard Technologies*                               63,600            226
   Wavecom ADR*                                           30,137            411
   WebEx Communications (B)*                              86,700          2,064
   webMethods*                                           121,300            980
   Websense*                                              59,800          3,884
   WebSideStory*                                          64,715          1,165
   Western Digital*                                      177,100          2,642
   Wind River Systems*                                   154,900          2,135
   Wright Express (B)*                                    89,700          2,185
   Zoran*                                                 60,200          1,019
                                                                    -----------
                                                                        341,909
                                                                    -----------

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

MATERIALS -- 3.3%
   Airgas                                                 39,100    $     1,216
   AK Steel Holding (B)*                                 143,500          1,190
   Albemarle (B)                                          43,100          1,586
   Aptargroup                                             42,720          2,343
   Arch Chemicals                                         37,810          1,076
   Balchem                                                 2,700             74
   Bemis                                                  29,800            821
   Bowater (B)                                            30,300            941
   Buckeye Technologies*                                 187,200          1,426
   Carpenter Technology                                   31,000          2,032
   Cleveland-Cliffs (B)                                   18,400          1,753
   Crown Holdings*                                        57,700          1,070
   Cytec Industries                                       59,000          2,672
   Eagle Materials (B)                                     4,100            471
   FMC*                                                    9,400            500
   Georgia Gulf                                           27,040            753
   Greif, Cl A                                            15,800            949
   H.B. Fuller                                            35,900          1,112
   Metal Management                                       12,200            307
   Mosaic (B)*                                            59,600            807
   Neenah Paper                                           20,700            581
   NewMarket*                                            105,249          2,307
   Octel                                                  28,400            440
   Olin                                                   65,340          1,258
   OM Group*                                              57,700            911
   Packaging of America                                   42,000            974
   Quanex (B)                                             62,800          3,884
   Reliance Steel & Aluminum (B)                          39,465          2,546
   Rock-Tenn, Cl A                                        92,500          1,236
   Schnitzer Steel Industries, Cl A                       33,000          1,138
   Schweitzer-Mauduit International                       71,238          1,696
   Silgan Holdings                                        88,600          3,127
   Smurfit-Stone Container (B)*                           77,200            978
   Steel Dynamics (B)                                    106,500          3,687
   Symyx Technologies*                                   104,700          2,853
   Terra Industries (B)*                                  99,300            597
   Wellman                                               138,800          1,076
   Wheeling-Pittsburgh (B)*                              100,700            903
                                                                    -----------
                                                                         53,291
                                                                    -----------

TELECOMMUNICATION SERVICES -- 0.6%
   Commonwealth Telephone Enterprises (B)                 18,140            629
   Golden Telecom (B)                                     14,800            400
   IDT*                                                   35,200            424
   IDT, Cl B (B)*                                         37,900            462
   InPhonic (B)*                                          91,300          1,078
   New Skies Satellites Holdings                          65,000          1,554
   North Pittsburgh Systems                                4,700             92
   Premiere Global Services*                              71,200            538
   SBA Communications, Cl A*                             171,705          3,166
   Syniverse Holdings*                                    14,500            280


--------------------------------------------------------------------------------
46      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   Talk America Holdings*                                 30,900    $       297
   Ubiquitel*                                             54,800            536
   Valor Communications Group                             16,900            205
                                                                    -----------
                                                                          9,661
                                                                    -----------

UTILITIES -- 1.8%
   AGL Resources                                          42,290          1,496
   Allete                                                 20,800            962
   Avista                                                106,200          1,874
   Black Hills                                            18,900            691
   Cascade Natural Gas                                    32,930            668
   Centerpoint Energy                                     75,500            998
   Cleco                                                  52,700          1,164
   CMS Energy (B)*                                       106,000          1,482
   El Paso Electric*                                      98,500          2,130
   Idacorp                                                41,770          1,193
   ITC Holdings (B)                                       36,000            994
   Laclede Group                                          12,300            368
   Nicor (B)                                              56,100          2,250
   NorthWestern                                           48,800          1,512
   Oneok (B)                                              34,400            944
   Ormat Technologies                                     23,500            589
   PNM Resources                                         119,950          3,115
   SEMCO Energy*                                          90,600            540
   UIL Holdings                                           42,000          2,029
   Westar Energy                                          74,960          1,696
   WGL Holdings (B)                                       22,550            686
   Wisconsin Energy                                       33,560          1,274
                                                                    -----------
                                                                         28,655
                                                                    -----------

Total Common Stock
   (Cost $1,291,092) ($ Thousands)                                    1,517,773
                                                                    -----------

FOREIGN STOCK -- 1.4%
   Canaccord Capital                                     182,500          2,312
   Cardiome Pharma*                                      109,100            942
   Compton Petroleum*                                     90,000          1,186
   Dundee Wealth Management                              134,710          1,049
   Dundee+                                                45,500            974
   First Quantum Minerals                                 82,000          2,077
   Gildan Activewear*                                     38,800          1,476
   Grande Cache Coal*                                    326,100            731
   GSI Group*                                              5,500             51
   Net 1 UEPS Technologies*                               43,300          1,007
   O2Micro International ADR*                            140,300          1,604
   OPTI Canada*                                           77,500          2,321
   Railpower Technologies*                               141,700            746
   Railpower Technologies*                               210,200          1,106
   Ritchie Bros. Auctioneers                              37,500          1,464
   Synenco Ernergy, Cl A*                                 64,400            931
   Synenco Ernergy* (G) (H) (J)                           27,419            357
   Vasogen*                                              122,300            274

--------------------------------------------------------------------------------
                                              Shares/Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Western Oil Sands, Cl A*                               80,000    $     1,850
                                                                    -----------
Total Foreign Stock
   (Cost $18,487) ($ Thousands)                                          22,458
                                                                    -----------

EXCHANGE TRADED FUND -- 0.2%
   iShares Russell 2000 Index Fund (B)*                   50,080          3,378
                                                                    -----------
Total Exchange Traded Fund
   (Cost $2,845) ($ Thousands)                                            3,378
                                                                    -----------

                                                       Number of
                                                        Warrants
                                                     -----------

WARRANTS -- 0.0%
   Parkervision* (G) (H) (I) (J)                           7,500             29
   Washington Mutual,
      Expires 12/26/50*                                  238,461             26
                                                                    -----------
Total Warrants
   (Cost $51) ($ Thousands)                                                  55
                                                                    -----------

                                                       Number of
                                                          Rights
                                                     -----------

RIGHTS -- 0.0%
   Bank United* (G) (I) (J)                               27,200             --
                                                                    -----------

Total Rights
   (Cost $4) ($ Thousands)                                                   --
                                                                    -----------

CORPORATE OBLIGATIONS (C) -- 14.1%

FINANCIALS -- 14.1%
   Allstate Life Global Funding II MTN (E)
         4.140%, 12/15/05                            $     3,108          3,108
   American General Finance (E) (F)
         4.142%, 12/15/05                                  3,716          3,715
         4.120%, 12/15/05                                  6,080          6,080
   American General Finance MTN, Ser F
         4.001%, 07/14/06                                    675            683
   Bear Stearns, Ser EXL (E)
         4.130%, 12/15/05                                 12,025         12,025
   CCN Bluegrass (E)
         4.210%, 02/19/05                                  4,391          4,391
   CIT Group MTN (E)
         4.342%, 02/13/06                                 16,889         16,889
         4.181%, 01/19/06                                  1,689          1,690
   Caterpillar Financial Services MTN,
      Ser F (E)
         4.235%, 01/09/06                                  3,378          3,378
   Countrywide Financial MTN, Ser A (E)
         4.351%, 02/03/06                                  7,094          7,093
         3.920%, 12/13/05                                 12,498         12,498
   Countrywide Home Loans MTN,
      Ser M (E)
         4.323%, 01/29/06                                  1,486          1,486


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005      47

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (Unaudited)

SMALL CAP FUND (Continued)

November 30, 2005

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Dekabank (E)
         4.183%, 01/19/06                            $    12,498    $    12,497
   Irish Life & Permanent MTN, Ser X (E)
         4.196%, 12/21/05                                  2,702          2,702
         4.188%, 12/21/05                                  6,283          6,282
   Islandsbanki (E) (F)
         4.216%, 12/22/05                                  5,742          5,742
   Jackson National Life Funding (E) (F)
         4.089%, 12/01/05                                 14,863         14,863
   K2 LLC MTN (E)
         3.858%, 12/12/05                                    405            405
   Liberty Lighthouse US Capital MTN (E)
         4.127%, 12/12/05                                  6,756          6,754
   Morgan Stanley, Ser EXL (E)
         4.120%, 12/05/05                                  2,365          2,365
   Morgan Stanley, Ser EXLS (E)
         4.085%, 12/05/05                                  3,378          3,378
   Natexis Banques (E) (F)
         4.118%, 12/15/05                                  6,587          6,586
   Nationwide Building Society (E) (F)
         4.090%, 12/07/05                                  6,756          6,756
         4.026%, 12/28/05                                  3,378          3,378
   Nordbank (E) (F)
         4.186%, 12/23/05                                  5,742          5,741
         4.184%, 12/23/05                                  5,742          5,742
   Northern Rock (E) (F)
         4.100%, 12/05/05                                  6,958          6,958
   Pacific Life Global Funding (E) (F)
         4.135%, 12/13/05                                  5,067          5,067
   Premium Asset Trust,
      Ser 2004-01 (E) (F)
         4.145%, 12/06/05                                  2,027          2,027
         4.106%, 12/06/05                                  1,351          1,351
         4.101%, 12/06/05                                  3,648          3,649
   Premium Asset Trust,
      Ser 2004-06 (E) (F)
         4.253%, 12/30/05                                  6,418          6,420
   Premium Asset Trust,
      Ser 2004-10 (E) (F)
         4.130%, 12/15/05                                  9,458          9,458
   SLM MTN, Ser X (E)
         4.159%, 12/20/05                                 13,512         13,512
   SLM, Ser EXLS (E)
         4.120%, 12/15/05                                  7,431          7,431
   Sigma Finance
         4.745%, 11/09/06                                  3,648          3,648
   Skandinav Enskilda Bank (E)
         4.137%, 12/19/05                                  7,431          7,431
   Witherspoon CDO (E)
         4.146%, 12/15/05                                  2,026          2,026
                                                                    -----------
Total Corporate Obligations
   (Cost $225,205) ($ Thousands)                                        225,205
                                                                    -----------

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

ASSET-BACKED SECURITIES (C) (E) (F) -- 3.6%

AUTOMOTIVE -- 0.1%
   Capital Auto Receivables Asset Trust,
      Ser 2005-SN1A, Cl A1
      3.327%, 05/15/06                               $     1,932    $     1,932
   Drive Time Auto Owner Trust,
      Ser 2005-B, Cl A1
         4.140%, 12/15/05                                    309            309
                                                                    -----------
                                                                          2,241
                                                                    -----------

MORTGAGE RELATED SECURITIES -- 3.5%
   Blue Heron Funding, Ser 9A, Cl A1
         4.221%, 12/27/05                                  6,756          6,756
   CCN Independence IV
         4.190%, 12/15/05                                  2,364          2,364
   Cheyne High Grade, Ser 2004-1A,
      Cl AM1
         4.330%, 02/10/06                                  3,378          3,378
   Commodore, Ser 2003-2A, Cl A1MM
         3.914%, 12/12/05                                  3,108          3,108
   Duke Funding, Ser 2004-6B, Cl A1S1
         4.185%, 01/09/06                                  5,067          5,067
   Harwood Street Funding II,
      Ser 2005-1A, Cl NOTE
         4.241%, 12/27/05                                  6,756          6,756
   Orchid Structured Finance,
      Ser 2003-1A, Cl A1MM
         4.518%, 02/20/06                                  5,538          5,538
   Park Place Securities NIM Trust,
      Ser MM1, Cl AM4
         4.231%, 12/27/05                                  6,613          6,613
   RMAC, Ser 2004-NS3A, Cl A1
         4.115%, 12/12/05                                  2,211          2,211
   Saturn Ventures II
         4.150%, 12/07/05                                  6,756          6,756
   TIAA Real Estate, Ser 2003-1A, Cl A1
         4.230%, 12/28/05                                  4,362          4,362
   Whitehawk CDO Funding,
      Ser 2004-1A, Cl AMMD
         3.890%, 12/15/05                                  1,689          1,689
   Whitehawk CDO Funding,
      Ser 2004-1A, Cl AMME
         3.890%, 12/15/05                                  1,013          1,013
                                                                    -----------
                                                                         55,611
                                                                    -----------
Total Asset-Backed Securities
   (Cost $57,852) ($ Thousands)                                          57,852
                                                                    -----------


--------------------------------------------------------------------------------
48      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                 ($ Thousands)/Shares  ($ Thousands)
--------------------------------------------------------------------------------

COMMERCIAL PAPER (C) (D) -- 3.0%
   Altius I Funding
         4.123%, 12/08/05                            $     2,702    $     2,700
   Broadhollow Funding
         4.106%, 12/13/05                                  3,378          3,373
         4.104%, 12/09/05                                  3,378          3,375
         4.094%, 12/09/05                                  3,716          6,750
   CPI Funding
         4.102%, 12/05/05                                  3,124          3,123
   Cre-8 Funding
         4.124%, 12/09/05                                  8,343          8,336
   Lakeside Funding
         4.100%, 12/08/05                                  3,378          3,378
   Rhineland Funding
         4.311%, 01/30/06                                 11,823         11,738
         4.291%, 02/01/06                                  5,840          5,797
                                                                    -----------
   Total Commercial Paper
      (Cost $48,570) ($ Thousands)                                       48,570
                                                                    -----------

CASH EQUIVALENTS -- 4.9%
   First Union Cash Management
      Program, 3.81**                                   6,524,083         6,524
   SEI Daily Income Trust,
      Prime Obligation Fund,
      Cl A, 4.06%**++                                 72,368,974         72,369
                                                                    -----------

Total Cash Equivalents
   (Cost $78,893) ($ Thousands)                                          78,893
                                                                    -----------

MASTER NOTES (C) -- 1.6%
   Bank of America
         4.143%, 12/01/05                                 14,187         14,187
         4.142%, 12/01/05                                  2,702          2,702
   Bear Stearns
         4.238%, 12/01/05                                  8,107          8,107
                                                                    -----------
Total Master Notes
   (Cost $24,996) ($ Thousands)                                          24,996
                                                                    -----------

U.S. TREASURY OBLIGATION -- 0.1%
   U.S. Treasury Bills (A)
         4.208%, 05/25/06                            $     1,030          1,009
                                                                    -----------
Total U.S. Treasury Obligation
   (Cost $1,009) ($ Thousands)                                            1,009
                                                                    -----------

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS (C) -- 3.6%
   Barclays Capital
      4.000%, dated 11/30/05, to be
      repurchased on 12/01/05,
      repurchase price $13,424,636
      (collateralized by various
      U.S. Government Obligations,
      ranging in par value $321,979-
      $13,406,525, 0.000%,
      12/20/05-07/05/06, total
      market value $13,691,616)                      $    13,423    $    13,423
   Lehman Brothers
      4.010%, dated 11/30/05, to be
      repurchased on 12/01/05,
      repurchase price $30,606,979
      (collateralized by various
      U.S. Government Obligations,
      ranging in par value $94,851-
      $2,702,302, 0.000%-7.125%,
      12/20/05-02/15/30, total
      market value $31,215,918)                           30,604         30,604
   UBS Paine Webber
      4.010%, dated 11/30/05, to be
      repurchased on 12/01/05,
      repurchase price $13,513,015
      (collateralized by various
      U.S. Government Obligations,
      ranging in par value $931,281-
      $3,377,877, 3.940%-6.060%,
      02/28/07-10/06/20, total
      market value $13,781,919)                           13,512         13,512
                                                                    -----------
Total Repurchase Agreements
   (Cost $57,539) ($ Thousands)                                          57,539
                                                                    -----------
Total Investments -- 127.2%
   (Cost $1,806,543) ($ Thousands)                                    2,037,728
                                                                    -----------

OTHER ASSETS AND LIABILITIES -- (27.2)%
Payable upon Return on Securities Loaned                               (414,162)
Payable for Investment Securities Purchased                             (28,412)
Payable for Fund Shares Redeemed                                         (5,554)
Investment Advisory Fees Payable                                           (671)
Trustees' Fees Payable                                                       (5)
Other Assets and Liabilities, Net                                        13,289
                                                                    -----------
Total Other Assets and Liabilities                                     (435,515)
                                                                    -----------
Net Assets -- 100.0%                                                $ 1,602,213
                                                                    ===========


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005      49

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (Unaudited)

SMALL CAP FUND (Concluded)

November 30, 2005

--------------------------------------------------------------------------------
                                                                          Value
Description                                                       ($ Thousands)
--------------------------------------------------------------------------------

NET ASSETS:
Paid-in-Capital
   (unlimited authorization -- no par value)                        $ 1,248,465
Undistributed net investment income                                         901
Accumulated net realized gain on investments
   and futures contracts                                                120,847
Net unrealized appreciation on investments                              231,185
Net unrealized appreciation on futures contracts                            721
Net unrealized appreciation on forward foreign
   currency contracts, foreign currencies and
   translation of other assets and liabilities
   denominated in foreign currencies                                         94
                                                                    -----------
Net Assets                                                          $ 1,602,213
                                                                    ===========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($1,602,169,406 / 101,740,521 shares)                                 $15.75
                                                                         ======
Net Asset Value, Offering and Redemption
   Price Per Share -- Class T
   ($43,607 / 2,789 shares)                                              $15.63
                                                                         ======

A summary of the open futures contracts held by the fund at November 30, 2005, is as follows: (see note 2 in Notes to Financial Statements)

--------------------------------------------------------------------------------
                                                                   UNREALIZED
     TYPE OF                  NUMBER OF      EXPIRATION           APPRECIATION
    CONTRACT                  CONTRACTS         DATE              ($ THOUSANDS)
--------------------------------------------------------------------------------
Russell 2000 Index E-Mini       651         December 2005           $       721
                                                                    -----------

*     Non-income producing security.

**    Rate shown is the 7-day yield as of November 30, 2005.

+     Real Estate Investment Trust

++    See Note 3 in Notes to Financial Statements.

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.

(B) This security or a partial position of this security is on loan at November 30, 2005 (see Note 9). The total value of securities on loan at November 30, 2005 was $401,349 ($Thousands).

(C) This security was purchased with cash collateral held from securities lending (see Note 9). The total value of such securities as of November 30, 2005 was $414,162 ($Thousands).

(D)   The rate reported is the effective yield at time of purchase.

(E) Variable Rate Security -- The rate reported on the Statement of Net Assets is the rate in effect as of November 30, 2005.

(F) This security was sold within the terms of a private placement memorandum, exempt from registration under Section 3A-4, 4(2) or 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."

(G) Securities considered illiquid. The total value of such securities as of November 30, 2005 was $537 ($Thousands) and represents 0.03% of Net Assets.

(H) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such securities as of November 30, 2005 was $537 ($Thousands) and represented 0.03% of Net Assets.

(I) This security represents a potential distribution settlement in a legal claim and does not have a strike price or expiration date.

(J) This security considered restricted. The total value of such securities as of November 30, 2005 was $386 ($ Thousands) and represented 0.02% of Net Assets

ADR -- American Depositary Receipt

CDO -- Collateralized Debt Obligation

Cl -- Class

LLC -- Limited Liability Company

MTN -- Medium Term Note

Ser -- Series

Amounts designated as "--" are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
50      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005

--------------------------------------------------------------------------------

SMALL/MID CAP EQUITY FUND

November 30, 2005

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS++:

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

26.0%  Financials
14.8%  Information Technology
12.7%  Short-Term Investments
11.6%  Consumer Discretionary
 8.7%  Health Care
 7.9%  Industrials
 3.8%  Energy
 3.1%  Materials
 2.6%  Asset-Backed Securities
 2.3%  Utilities
 2.1%  Commercial Paper
 2.0%  Consumer Staples
 1.1%  Foreign Stock
 1.0%  Telecommunication Services
 0.2%  U.S. Treasury Obligations
 0.1%  Exchange Traded Fund
 0.0%  Warrants

++ Percentages based on total investments. Includes investments held as collateral for securities on loan (see Note 9).

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

COMMON STOCK -- 92.7%

CONSUMER DISCRETIONARY -- 15.1%
   1-800 Contacts (B)*                                     2,100  $          23
   Abercrombie & Fitch, Cl A                              16,300          1,000
   Aftermarket Technology*                                32,582            668
   Alderwoods Group*                                       7,800            117
   America's Car-Mart*                                         1             --
   American Axle & Manufacturing Holdings                 20,300            432
   American Greetings, Cl A                               28,200            739
   Ameristar Casinos                                      28,113            663
   AnnTaylor Stores (B)*                                  70,080          2,126
   Arctic Cat                                             22,900            480
   Autonation (B)*                                        39,700            823
   Barnes & Noble (B)                                     36,400          1,468
   Black & Decker (B)                                      8,600            755
   Blount International*                                  71,400          1,110
   Bluegreen*                                              2,800             42
   Borders Group                                          56,500          1,152
   BorgWarner (B)                                         23,400          1,404
   Bright Horizons Family Solutions*                      48,800          1,727
   Brown Shoe                                             30,732          1,265
   Buckle                                                  4,400            144
   Building Material Holding (B)                          14,500          1,194
   Carmike Cinemas (B)                                    22,249            586
   Carter's (B)*                                          20,900          1,278
   Cato, Cl A                                             65,550          1,416
   CEC Entertainment*                                      6,650            238
   Charming Shoppes*                                      91,100          1,070
   Cheesecake Factory (B)*                                53,700          1,968
   Chico's FAS*                                           24,354          1,074
   Circuit City Stores                                    35,100            735
   CKE Restaurants                                        19,000            240
   CKX*                                                   19,500            253
   Coach (B)*                                            156,200          5,378
   Coldwater Creek (B)*                                   47,200          1,482
   Columbia Sportswear (B)*                                4,500            209

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   Corinthian Colleges (B)*                              103,800  $       1,257
   Dick's Sporting Goods*                                 30,300          1,064
   Dover Downs Gaming & Entertainment                      3,300             41
   Drew Industries*                                        3,600            108
   DSW, Cl A (B)*                                         42,700          1,089
   Eddie Bauer Holdings*                                  51,800          1,088
   Education Management*                                  29,700          1,002
   Entercom Communications (B)*                           24,704            787
   Escala Group (B)*                                       2,600             43
   Fairmont Hotels & Resorts                              49,300          1,906
   Finish Line, Cl A                                      74,500          1,286
   Four Seasons Hotels                                     9,400            469
   FTD Group*                                              4,300             47
   Furniture Brands International (B)                     31,600            630
   GameStop, Cl A (B)*                                    44,500          1,497
   Gaylord Entertainment (B)*                             23,400          1,012
   Genesco*                                               24,000            952
   Genesee & Wyoming, Cl A*                               25,289            850
   Gentex (B)                                             37,500            706
   Getty Images (B)*                                      26,100          2,383
   Goodyear Tire & Rubber (B)*                           150,100          2,571
   Gray Television                                       152,857          1,363
   Group 1 Automotive*                                    48,500          1,497
   GSI Commerce (B)*                                     164,000          2,729
   GTECH Holdings                                         87,400          2,674
   Handleman (B)                                         130,400          1,790
   Hibbett Sporting Goods (B)*                            88,900          2,663
   HOT Topic*                                             62,117            963
   Hovnanian Enterprises, Cl A*                           38,400          1,914
   ITT Educational Services*                              22,900          1,405
   Jack in the Box*                                       36,000          1,210
   Jakks Pacific (B)*                                      6,100            124
   Jarden (B)*                                            90,950          2,970
   John Wiley & Sons, Cl A                                 1,900             79
   Jones Apparel Group                                    77,800          2,238
   K2 (B)*                                                85,300            867
   KB Home (B)                                            21,200          1,479
   Kerzner International (B)*                             41,410          2,692
   La Quinta (B)*                                        123,350          1,352
   Landry's Restaurants                                   23,000            622
   Laureate Education*                                    32,412          1,639
   Lear                                                    7,100            198
   Life Time Fitness*                                     20,800            799
   Lin TV, Cl A*                                         100,300          1,312
   Linens 'n Things (B)*                                  88,800          2,274
   LKQ*                                                   36,258          1,182
   Lone Star Steakhouse & Saloon                          40,200            931
   M/I Homes                                              19,900            871
   MarineMax*                                             23,053            605
   Marvel Entertainment*                                   4,900             80
   Maytag                                                 24,200            430
   MDC Holdings                                           24,900          1,696
   Media General, Cl A                                    14,305            725


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005      51

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (Unaudited)

SMALL/MID CAP EQUITY FUND (Continued)

November 30, 2005

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   Meritage Homes*                                        13,500  $         897
   Movie Gallery (B)                                      11,000             54
   MTR Gaming Group*                                       5,800             43
   Multimedia Games (B)*                                   3,200             33
   Nexstar Broadcasting Group, Cl A*                      53,300            232
   OfficeMax                                              59,900          1,748
   Orange 21*                                            120,800            498
   Palm Harbor Homes (B)*                                 45,200            851
   Panera Bread, Cl A*                                    12,400            843
   Pantry*                                                 8,600            353
   PF Chang's China Bistro (B)*                           15,000            772
   Pier 1 Imports (B)                                     23,400            297
   Pinnacle Entertainment*                                58,432          1,396
   Pixar (B)*                                             70,600          3,914
   Polaris Industries (B)                                 24,800          1,226
   Polo Ralph Lauren (B)                                  22,000          1,179
   ProQuest*                                               8,600            240
   Quiksilver*                                           141,300          1,735
   R.H. Donnelley*                                        18,234          1,148
   Radio One, Cl D*                                       15,900            176
   RC2*                                                   29,700          1,050
   Reader's Digest Association                             6,300             98
   Red Robin Gourmet Burgers (B)*                         30,100          1,653
   Reddy Ice Holdings                                      5,400            117
   Reebok International                                   22,000          1,267
   Regis                                                  32,000          1,278
   Rent-A-Center (B)*                                     43,900            858
   Rent-Way*                                              10,900             71
   Royal Caribbean Cruises                                46,300          2,123
   Ruby Tuesday (B)                                       38,510            937
   Ryland Group                                           20,400          1,459
   Saga Communications, Cl A*                              2,100             26
   Saks*                                                  69,000          1,141
   Sauer-Danfoss                                           1,700             31
   Scholastic*                                            13,098            436
   Scientific Games, Cl A*                                34,700            983
   ShopKo Stores*                                         24,900            714
   Sinclair Broadcast Group, Cl A                         21,200            204
   Sonic (B)*                                             71,600          2,119
   Sotheby's Holdings, Cl A*                              24,200            461
   Sports Authority (B)*                                  76,400          2,404
   Sportsman's Guide*                                     32,800            861
   Stage Stores (B)                                       28,650            857
   Standard Motor Products                                39,300            349
   Standard-Pacific                                       21,600            814
   Stanley Works                                          47,500          2,280
   Starwood Hotels & Resorts Worldwide                    44,700          2,704
   Stewart Enterprises, Cl A                              16,500             84
   Stride Rite                                            60,500            831
   Technical Olympic USA (B)                              47,600            987
   Tenneco (B)*                                          117,770          2,046
   Theglobe.com* (G) (H)                                  59,400             24
   Thor Industries (B)                                    25,400            973
   Timberland, Cl A*                                      42,600          1,410

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   Too*                                                    6,300  $         199
   Tractor Supply*                                        20,100          1,083
   Trans World Entertainment*                             53,000            346
   Triarc, Cl A (B)                                       69,400          1,135
   TRW Automotive Holdings*                                6,400            161
   Tupperware Brands                                      32,700            754
   United Auto Group                                       5,800            207
   Urban Outfitters*                                      90,200          2,784
   Value Line                                              7,400            298
   Warnaco Group*                                        131,634          3,234
   West Marine (B)*                                       38,086            506
   Whirlpool                                              21,400          1,752
   Williams-Sonoma (B)*                                   54,700          2,373
   Wilsons - The Leather Experts*                         10,300             46
   Wolverine World Wide                                   55,200          1,199
   Wynn Resorts (B)*                                      45,700          2,551
   Yankee Candle*                                         69,700          1,767
                                                                  -------------
                                                                        169,100
                                                                  -------------

CONSUMER STAPLES -- 2.6%
   Autoliv                                                68,200          2,984
   BJ's Wholesale Club*                                  114,700          3,038
   Casey's General Stores                                 34,891            803
   Chattem*                                               21,100            670
   Chiquita Brands International                          66,855          1,391
   Corn Products International                            23,856            531
   Delta & Pine Land                                       8,700            205
   Energizer Holdings (B)*                                36,100          1,903
   Gold Kist*                                             97,400          1,551
   J&J Snack Foods                                        14,875            903
   Loews - Carolina Group                                  9,700            390
   Longs Drug Stores                                      43,621          1,859
   Molson Coors Brewing, Cl B                             10,600            706
   Nash Finch                                             25,300            680
   NBTY*                                                  66,900          1,313
   Parlux Fragrances (B)*                                  4,800            138
   Pathmark Stores*                                       39,319            423
   Peet's Coffee & Tea*                                   23,117            718
   PepsiAmericas                                          81,400          1,861
   Pilgrim's Pride                                        79,300          2,538
   Premium Standard Farms                                105,024          1,749
   Ralcorp Holdings (B)                                   12,800            534
   Sanderson Farms                                        22,800            812
   Supervalu                                              29,100            952
   Tyson Foods, Cl A                                      44,100            742
                                                                  -------------
                                                                         29,394
                                                                  -------------

ENERGY -- 4.9%
   Alon USA Energy*                                       36,500            713
   Arch Coal                                              41,100          3,166
   Bronco Drilling*                                       33,000            808
   Cabot Oil & Gas                                        29,650          1,252
   Cal Dive International*                                69,700          5,061


--------------------------------------------------------------------------------
52      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   Callon Petroleum*                                       3,700  $          65
   Clayton Williams Energy (B)*                            1,600             61
   Comstock Resources*                                    35,300          1,083
   Cooper Cameron (B)*                                    44,800          3,567
   Denbury Resources*                                     73,500          1,664
   Encore Acquisition*                                    37,200          1,155
   Energy Partners*                                        1,300             30
   ENSCO International (B)                                46,700          2,212
   Forest Oil*                                             6,400            287
   Foundation Coal Holdings                               37,700          1,341
   Frontier Oil (B)                                       26,200            987
   Global Industries*                                     57,500            681
   Hansen Natural (B)*                                    14,900          1,157
   Harvest Natural Resources (B)*                         15,200            140
   Hercules Offshore*                                     31,500            847
   Houston Exploration (B)*                               16,200            885
   Hydril*                                                12,600            808
   KCS Energy (B)*                                        46,007          1,203
   KFX (B)*                                               73,200            926
   NS Group*                                              18,400            755
   Oil States International*                              31,735          1,081
   Overseas Shipholding Group                              7,000            357
   Parker Drilling*                                       41,950            398
   Patterson-UTI Energy                                   15,200            475
   Penn Virginia                                          23,700          1,414
   Petroleum Development*                                  1,900             64
   Pioneer Drilling*                                      12,110            212
   Range Resources                                        28,000          1,043
   Remington Oil & Gas*                                   14,200            475
   Smith International (B)                                30,000          1,134
   Stone Energy*                                          53,400          2,371
   Sunoco (B)                                             31,600          2,439
   Superior Energy Services*                              31,850            693
   Swift Energy*                                          57,500          2,656
   Syntroleum (B)*                                       100,100            808
   Tesoro                                                 36,800          2,027
   Ultra Petroleum*                                       13,600            731
   Union Drilling*                                        22,170            323
   Unit*                                                  16,999            921
   Veritas DGC*                                           28,799            942
   W&T Offshore                                           27,400            801
   W-H Energy Services*                                    9,100            303
   Whiting Petroleum (B)*                                 65,700          2,723
                                                                  -------------
                                                                         55,245
                                                                  -------------

FINANCIALS -- 20.9%
   A.G. Edwards (B)                                       55,200          2,433
   Acadia Realty Trust+                                   46,800            958
   Accredited Home Lenders Holding (B)*                   27,600          1,196
   Advance America Cash Advance Centers                    2,800             35
   Advanta, Cl B                                          75,461          2,443
   Affiliated Managers Group (B)*                         85,913          6,773

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   Alexandria Real Estate Equities+ (B)                   19,737  $       1,658
   Amcore Financial                                       38,430          1,202
   Amegy Bancorp                                          36,534            872
   American Financial Group                               20,100            747
   American Financial Realty Trust+                       18,900            236
   American Home Mortgage Investment+ (B)                 76,900          2,283
   AmeriCredit (B)*                                       53,500          1,327
   AmerUs Group                                           34,406          2,021
   Anchor Bancorp Wisconsin                                2,200             68
   Annaly Mortgage Management+ (B)                        39,450            464
   Apartment Investment & Management, Cl A+               37,400          1,449
   Apollo Investment                                       5,900            112
   Arbor Realty Trust+                                     5,700            154
   Arch Capital Group*                                     4,765            250
   Archstone-Smith Trust+                                 57,900          2,421
   Arden Realty+                                          39,400          1,792
   Argonaut Group*                                        33,684          1,071
   Ashford Hospitality Trust+                             40,754            435
   Aspen Insurance Holdings                               73,000          1,827
   Asset Acceptance Capital (B)*                          14,100            288
   Associated Banc-Corp                                   25,600            839
   Assured Guaranty                                       34,973            921
   Astoria Financial                                      33,900            959
   AvalonBay Communities+                                 34,400          3,146
   Bancfirst                                                 800             64
   Bank of Hawaii                                         31,900          1,646
   Bank of the Ozarks (B)                                  2,600             96
   BioMed Realty Trust+                                    9,600            246
   Brandywine Realty Trust+ (B)                           53,000          1,536
   BRE Properties, Cl A+                                  42,800          1,993
   Calamos Asset Management, Cl A                         42,600          1,154
   Camden Property Trust+                                  4,300            254
   Capital Crossing Bank*                                  1,400             46
   Capital of the West                                     7,391            255
   Capital Trust, Cl A+                                    3,500            107
   CapitalSource (B)*                                    108,250          2,587
   CarrAmerica Realty+                                    57,000          2,012
   Cascade Bancorp                                         1,300             31
   CBL & Associates Properties+                           18,200            733
   Cedar Shopping Centers+                                 3,500             48
   Center Financial                                        5,500            138
   Central Pacific Financial                              45,420          1,662
   Ceres Group*                                           95,906            480
   Chemical Financial                                     32,900          1,063
   CIT Group                                              32,100          1,589
   City National                                          57,400          4,192
   Colonial BancGroup                                     30,700            765
   Columbia Banking System                                 8,300            239
   Commerce Bancshares                                    25,620          1,326
   Commercial Federal                                     25,600            882
   Commercial Net Lease Realty+                            8,600            174
   Community Bank System                                  33,600            808


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005      53

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (Unaudited)

SMALL/MID CAP EQUITY FUND (Continued)

November 30, 2005

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   Community Trust Bancorp                                   700  $          23
   CompuCredit (B)*                                       17,000            664
   Corporate Office Properties Trust+                    126,251          4,555
   Corus Bankshares (B)                                   22,600          1,328
   Crescent Real Estate Equities+ (B)                     95,900          1,992
   Delphi Financial Group, Cl A                           21,929          1,039
   DiamondRock Hospitality+                               61,200            734
   Dime Community Bancshares                              79,447          1,177
   Downey Financial (B)                                   30,500          1,973
   E*Trade Financial (B)*                                202,800          3,959
   East West Bancorp                                      44,900          1,699
   ECC Capital+                                          140,025            420
   Education Realty Trust+                               110,400          1,379
   Entertainment Properties Trust+                         2,500            107
   Equity Inns+ (B)                                       95,940          1,316
   Equity Residential+                                    37,200          1,516
   Federal Realty Investment Trust+ (B)                   30,500          1,921
   Federated Investors, Cl B                               9,400            343
   FelCor Lodging Trust+*                                 30,200            513
   First American                                          8,800            414
   First Bancorp Puerto Rico                               2,000             24
   First Community Bancorp                                 2,100            109
   First Indiana                                           1,000             35
   First Industrial Realty Trust+ (B)                      6,600            268
   First Marblehead (B)                                    1,400             47
   First Midwest Bancorp (B)                              35,930          1,345
   First Niagara Financial Group                          72,900          1,056
   First Potomac Realty Trust+                            11,235            311
   First Regional Bancorp*                                 1,000             71
   First Republic Bank                                    30,900          1,198
   FirstFed Financial*                                    42,800          2,240
   Franklin Bank*                                         12,600            233
   Fremont General (B)                                    34,900            817
   Friedman Billings Ramsey Group, Cl A+ (B)             152,300          1,620
   Frontier Financial                                     26,400            855
   Gold Banc                                             100,300          1,815
   Gramercy Capital+                                       1,400             33
   Greater Bay Bancorp (B)                                41,178          1,097
   Hanmi Financial                                         8,200            153
   Hanover Insurance Group*                               42,700          1,706
   HCC Insurance Holdings                                 47,650          1,456
   Hercules*                                              29,900            352
   Heritage Property Investment Trust+                     3,000            101
   Highwoods Properties+                                  48,300          1,392
   Horace Mann Educators (B)                              78,400          1,485
   Host Marriott+ (B)                                    142,200          2,545
   HRPT Properties Trust+                                218,400          2,389
   Hudson City Bancorp (B)                                61,100            728
   Huntington Bancshares                                  47,500          1,138
   IMPAC Mortgage Holdings+ (B)                           17,400            200
   Independent Bank (B)                                   29,452            859
   IndyMac Bancorp                                        21,800            835

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   Innkeepers USA Trust+                                  11,500  $         201
   Investment Technology Group (B)*                       43,545          1,693
   Irwin Financial                                        67,114          1,518
   ITLA Capital*                                             600             31
   JER Investors Trust+                                   28,800            461
   Jones Lang LaSalle                                     10,000            500
   Kansas City Life Insurance                             16,700            843
   KNBT Bancorp                                           52,400            859
   LandAmerica Financial Group (B)                        27,700          1,794
   LaSalle Hotel Properties+                               5,900            199
   Lazard, Cl A (B)                                       81,500          2,551
   LTC Properties+                                         5,500            113
   Macatawa Bank                                             805             31
   Macerich+                                              33,200          2,257
   Mack-Cali Realty+                                      53,700          2,372
   MAF Bancorp                                            26,719          1,137
   Marlin Business Services*                              75,732          1,720
   Max Re Capital                                         91,200          2,435
   Medical Properties Trust+                              55,500            507
   Medical Properties Trust+                              42,001            384
   Mercantile Bankshares                                  19,000          1,129
   MeriStar Hospitality+*                                156,058          1,528
   MFA Mortgage Investments+                             144,000            878
   MGIC Investment (B)                                    21,500          1,400
   Nara Bancorp                                            7,400            139
   Nasdaq Stock Market (B)*                               42,800          1,675
   National Financial Partners (B)                        37,800          1,924
   National Interstate                                     1,200             22
   Navigators Group*                                      15,986            646
   Novastar Financial+ (B)                                 9,000            252
   Nuveen Investments, Cl A                               41,600          1,725
   Ohio Casualty                                          43,460          1,286
   Old Second Bancorp                                      1,400             46
   Omega Healthcare Investors+                            30,600            368
   optionsXpress Holdings (B)                             46,400          1,137
   PartnerRe                                              30,300          2,069
   Pennsylvania Real Estate Investment Trust+              8,200            303
   PFF Bancorp                                            67,224          2,054
   Philadelphia Consolidated Holding*                      2,300            223
   Placer Sierra Bancshares                                9,045            258
   Platinum Underwriters Holdings                         76,410          2,327
   Portfolio Recovery Associates (B)*                     16,100            617
   Post Properties+ (B)                                   48,400          1,958
   Preferred Bank                                          1,000             44
   Premierwest Bancorp*                                    2,400             33
   Presidential Life                                      23,200            448
   Prologis+                                              84,100          3,815
   Prosperity Bancshares                                   1,600             49
   Protective Life                                         9,300            411
   Public Storage+ (B)                                    18,000          1,271
   Radian Group                                           16,600            939
   RAIT Investment Trust+                                 49,400          1,298
   Ramco-Gershenson Properties+                            3,600             99


--------------------------------------------------------------------------------
54      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   Raymond James Financial                                25,453  $         922
   Rayonier+ (B)                                          38,650          1,536
   Reckson Associates Realty+ (B)                         64,400          2,365
   Regency Centers+ (B)                                   29,600          1,718
   Reinsurance Group of America                           17,400            823
   Republic Bancorp (B)                                   94,061          1,168
   RLI                                                     9,246            483
   Saxon Capital+                                         55,161            662
   Security Bank                                           1,100             27
   Selective Insurance Group                               2,100            118
   Shurgard Storage Centers, Cl A+                        26,800          1,568
   Sierra Bancorp                                            800             18
   Simon Property Group+ (B)                              37,900          2,930
   SL Green Realty+ (B)                                   36,100          2,666
   South Financial Group                                  18,775            557
   Sovereign Bancorp                                     131,300          2,870
   Stancorp Financial Group                               12,600          1,298
   Sterling Financial, Pennslyvania Shares                 1,125             24
   Sterling Financial, Washington Shares                  73,613          1,921
   Stewart Information Services                           15,200            769
   Suffolk Bancorp                                         1,200             40
   Sunstone Hotel Investors+                              47,500          1,202
   SVB Financial Group (B)*                               58,000          2,789
   TAC Acquisition*                                      177,700          1,095
   TAL International Group*                               81,300          1,520
   Taubman Centers+                                       24,400            854
   TierOne                                                 5,200            156
   Trustco Bank (B)                                       15,200            197
   Trustmark                                             140,909          4,030
   Trustreet Properties+                                  57,100            893
   U-Store-It Trust+                                      67,400          1,430
   UCBH Holdings                                           7,900            139
   Umpqua Holdings                                        38,500          1,017
   Union Bankshares                                          900             43
   United Bankshares                                      49,900          1,886
   United PanAm Financial*                                 2,800             66
   Unitrin                                                41,700          1,977
   Universal American Financial*                          78,900          1,165
   UnumProvident (B)                                     164,400          3,617
   Vineyard National Bancorp                               1,300             38
   Virginia Commerce Bancorp*                             41,199          1,210
   Westamerica Bancorporation                             19,400          1,060
   Whitney Holding                                        34,509          1,011
   Wilmington Trust                                        1,000             41
   Wilshire Bancorp                                        6,200            105
   Wintrust Financial                                     51,900          2,916
   World Acceptance (B)*                                  26,742            736
   Zenith National Insurance                              28,500          1,351
   Zions Bancorporation                                   13,400          1,013
                                                                  -------------
                                                                        234,108
                                                                  -------------

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

HEALTH CARE -- 11.3%
   Abgenix (B)*                                          251,600  $       3,449
   Albany Molecular Research                              14,500            178
   Alliance Imaging*                                      12,000             67
   Alpharma, Cl A                                         81,600          2,156
   American Medical Systems Holdings*                     14,800            272
   American Pharmaceutical Partners (B)*                  32,200          1,224
   AMERIGROUP (B)*                                        68,300          1,274
   Amsurg*                                                34,350            828
   Amylin Pharmaceuticals (B)*                            37,400          1,399
   Andrx*                                                 35,015            623
   Animas (B)*                                           101,700          1,732
   Applera - Applied Biosystems Group                     55,700          1,536
   Applera - Celera Genomics Group*                       64,900            806
   Apria Healthcare Group*                                15,900            389
   Ariad Pharmaceuticals*                                235,600          1,454
   Array Biopharma*                                      104,500            702
   Aspect Medical Systems*                                31,221          1,176
   Barr Pharmaceuticals*                                  37,000          2,122
   Barrier Therapeutics*                                   3,600             26
   Bausch & Lomb                                          30,800          2,503
   Beckman Coulter                                        18,600          1,036
   Bio-Rad Laboratories, Cl A (B)*                        21,700          1,268
   Biosite (B)*                                           31,000          1,828
   Celgene*                                                2,800            171
   Cephalon (B)*                                         112,700          5,731
   Cerner*                                                 8,500            819
   Charles River Laboratories International*              38,600          1,759
   Coley Pharmaceutical Group (B)*                        32,900            525
   Community Health Systems (B)*                          78,800          3,159
   Conmed*                                                 8,500            192
   Cooper                                                 12,100            663
   Cubist Pharmaceuticals (B)*                           144,500          3,267
   CV Therapeutics (B)*                                  166,131          4,108
   Cyberonics*                                            30,400            858
   Dade Behring Holdings                                  60,400          2,470
   Dendreon (B)*                                         146,400            865
   Dentsply International                                 31,700          1,763
   Depomed (B)*                                          123,000            739
   DJ Orthopedics*                                        24,200            754
   Edwards Lifesciences (B)*                              10,200            408
   Encysive Pharmaceuticals (B)*                         282,500          3,212
   Endo Pharmaceuticals Holdings*                         53,600          1,604
   Enzon Pharmaceuticals*                                 13,200             90
   eResearch Technology (B)*                              38,700            501
   Exelixis (B)*                                         143,800          1,162
   Express Scripts*                                       20,400          1,723
   First Horizon Pharmaceutical (B)*                     116,300          2,049
   Fisher Scientific International (B)*                   31,500          2,031
   Genesis HealthCare*                                     9,400            395
   HealthTronics*                                         11,400             84
   Hillenbrand Industries                                  1,800             87
   Human Genome Sciences (B)*                            132,400          1,225


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005      55

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (Unaudited)

SMALL/MID CAP EQUITY FUND (Continued)

November 30, 2005

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   Immucor (B)*                                           58,350  $       1,445
   Incyte*                                               125,000            695
   Integra LifeSciences Holdings*                            600             22
   Invitrogen (B)*                                        37,000          2,466
   Kindred Healthcare (B)*                                63,237          1,754
   Kinetic Concepts*                                      48,000          1,870
   King Pharmaceuticals (B)*                             122,700          1,930
   Kos Pharmaceuticals*                                   10,800            719
   Kyphon*                                                 8,700            370
   Lifecell*                                               9,500            175
   LifePoint Hospitals*                                   18,510            704
   Magellan Health Services*                               1,200             35
   Manor Care (B)                                         28,100          1,108
   Medarex (B)*                                           12,500            131
   Medcath*                                               57,400          1,116
   Medicis Pharmaceutical, Cl A (B)                       19,500            622
   Mentor (B)                                              5,200            253
   Merge Technologies*                                     1,900             54
   Mettler Toledo International*                          10,400            594
   MGI Pharma (B)*                                       107,300          2,118
   Millipore*                                             11,200            715
   Nastech Pharmaceutical (B)*                           101,600          1,453
   Nektar Therapeutics (B)*                               87,969          1,480
   Neopharm (B)*                                           5,800             55
   Neurometrix (B)*                                       36,237          1,127
   NitroMed (B)*                                          53,200            864
   NuVasive (B)*                                          81,038          1,394
   Nxstage Medical Inc (B)*                              102,528          1,369
   OraSure Technologies*                                  17,000            231
   Orchid Cellmark*                                      130,464            877
   Orthovita (B)*                                        278,459            966
   Par Pharmaceutical (B)*                                40,100          1,067
   Parexel International*                                 26,620            548
   PerkinElmer                                            42,800            976
   PolyMedica                                             29,800          1,131
   PRA International*                                      6,000            166
   Protein Design Labs (B)*                               96,500          2,688
   Radiation Therapy Services (B)*                        36,300          1,377
   Renovis (B)*                                            2,900             46
   Rigel Pharmaceuticals (B)*                             61,600          1,350
   Rita Medical Systems*                                 170,954            703
   Rotech Healthcare*                                     25,900            412
   Serologicals (B)*                                       7,800            157
   Somanetics*                                             3,538            109
   Spectranetics*                                        128,200          1,410
   Stratagene*                                             3,300             34
   SurModics (B)*                                          7,600            298
   Sybron Dental Specialties*                             82,040          3,588
   Symmetry Medical*                                      74,322          1,365
   Syneron Medical*                                        3,500            139
   Techne*                                                 6,400            354
   Telik*                                                 91,400          1,534
   Triad Hospitals*                                       44,900          1,915
   Trimeris (B)*                                          55,800            610

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   Trizetto Group (B)*                                    13,900  $         226
   United Therapeutics (B)*                                3,700            264
   Universal Health Services, Cl B                        64,800          3,105
   USANA Health Sciences (B)*                              6,200            245
   Varian Medical Systems (B)*                            25,100          1,276
   Viasys Healthcare*                                     12,250            334
                                                                  -------------
                                                                        126,601
                                                                  -------------

INDUSTRIALS -- 10.3%
   ABX Air*                                               25,300            190
   Actuant, Cl A (B)                                      15,900            844
   Acuity Brands                                          27,600            858
   AGCO*                                                  84,200          1,426
   Alaska Air Group (B)*                                  46,000          1,621
   Albany International, Cl A                             31,500          1,201
   Alliant Techsystems (B)*                                3,600            273
   Amerco*                                                 3,300            233
   American Commercial Lines (B)*                         24,300            711
   American Reprographics*                                65,400          1,407
   AO Smith                                               41,300          1,503
   Aries Maritime Transport                               90,200          1,197
   Arlington Tankers                                      51,300          1,134
   Armor Holdings (B)*                                    21,500            944
   Aviall (B)*                                            25,545            784
   Axsys Technologies*                                    30,501            570
   Banta                                                  73,730          3,723
   Brink's                                                88,000          4,062
   Bucyrus International, Cl A                            19,100            896
   Builders FirstSource*                                  19,300            384
   Clean Harbors*                                          6,800            196
   CNF                                                     4,400            251
   Comfort Systems USA*                                   96,810            909
   Commercial Vehicle Group*                               3,000             59
   Corporate Executive Board (B)                          14,600          1,263
   CoStar Group*                                          15,600            732
   Crane                                                  12,700            403
   Cummins                                                30,800          2,741
   Deluxe                                                 12,400            402
   Dycom Industries*                                      66,200          1,352
   EDO (B)                                                59,375          1,581
   ElkCorp                                                 1,100             38
   EnPro Industries (B)*                                  27,700            799
   Esterline Technologies*                                   500             21
   ExpressJet Holdings*                                   88,800            774
   Gardner Denver*                                        27,300          1,332
   GATX (B)                                               49,600          1,867
   Genlyte Group*                                          4,500            237
   Geo Group*                                              2,400             59
   Goodrich                                               19,900            767
   Graco                                                   2,200             80
   GrafTech International*                               112,900            738
   Granite Construction (B)                               25,800            958
   Griffon*                                               27,600            672


--------------------------------------------------------------------------------
56      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   Grupo Aeroportuario del Sureste ADR                    31,200  $         978
   Harsco                                                  8,600            572
   Herman Miller                                          93,300          2,854
   Hexcel*                                               132,494          2,203
   HUB Group, Cl A (B)*                                   13,452            546
   Huron Consulting Group                                 14,400            344
   Interline Brands*                                       5,900            126
   JB Hunt Transport Services                             72,000          1,612
   John H. Harland                                        35,900          1,357
   Joy Global (B)                                         38,400          2,031
   Kennametal                                             18,041            988
   Labor Ready*                                           31,104            687
   Laidlaw International                                 185,000          4,000
   Lennox International                                   81,500          2,381
   Manpower                                               22,200          1,031
   Maritrans                                               6,100            176
   Mcgrath Rentcorp                                        2,200             63
   Mercury Computer Systems*                              46,200            923
   Mobile Mini*                                           11,632            582
   Monster Worldwide (B)*                                 34,700          1,350
   MSC Industrial Direct, Cl A                            54,700          2,138
   Mueller Industries                                     44,700          1,210
   Navigant Consulting (B)*                               72,500          1,480
   NCI Building Systems (B)*                              36,616          1,598
   NCO Group*                                             12,700            219
   OMI (B)                                                48,314            937
   Oshkosh Truck                                          15,900            714
   Pacer International*                                   25,529            675
   Park-Ohio Holdings*                                    26,800            422
   PHH*                                                   18,000            520
   RailAmerica*                                           12,800            139
   RBC Bearings*                                          37,880            591
   Regal-Beloit                                           56,100          1,980
   Republic Airways Holdings*                              1,900             28
   Resources Connection (B)*                              72,700          2,111
   Robert Half International                              15,200            582
   Rockwood Holdings (B)*                                  5,800            106
   Ryder System                                           45,000          1,909
   Simpson Manufacturing (B)                              21,900            897
   Skywest                                                 5,400            160
   Sourcecorp*                                            34,100            889
   SPX (B)                                                18,400            866
   SSA Global Technologies (B)*                            6,500            118
   Steelcase, Cl A                                        44,298            655
   Stewart & Stevenson Services                            9,100            187
   Sun Hydraulics                                          6,500            124
   Sypris Solutions                                       52,500            580
   Tecumseh Products, Cl A                                14,475            323
   Teledyne Technologies*                                 11,550            378
   Teleflex                                               16,900          1,118
   Terex*                                                 24,900          1,534
   Thomas & Betts*                                        70,888          2,838
   Timken                                                 11,600            359
   United Industrial                                       5,800            252

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   United Rentals (B)*                                   202,286  $       4,280
   United Stationers*                                      7,340            360
   Universal Forest Products                              19,300          1,109
   USA Truck*                                             29,364            796
   USG (B)*                                               17,600          1,077
   UTI Worldwide                                          27,700          2,695
   Wabtec                                                 47,578          1,229
   Walter Industries                                      53,500          2,694
   Washington Group International (B)*                    40,800          2,110
   WCA Waste*                                             86,930            722
   Werner Enterprises                                     44,390            909
   WESCO International*                                   12,100            505
   West*                                                   2,700            107
   World Air Holdings*                                    11,700            123
   Xerium Technologies                                     7,300             65
   York International (B)                                 15,000            844
                                                                  -------------
                                                                        115,258
                                                                  -------------

INFORMATION TECHNOLOGY -- 19.3%
   3Com*                                                 124,758            452
   Adaptec*                                              402,041          1,998
   ADC Telecommunications (B)*                            34,800            711
   Advanced Digital Information*                          16,200            170
   Agere Systems*                                        120,270          1,585
   Agilysys                                               10,400            198
   Akamai Technologies (B)*                              165,900          3,311
   Alliance Data Systems*                                  6,400            247
   Altera (B)*                                           199,700          3,647
   AMIS Holdings*                                         83,300            830
   Amphenol, Cl A                                         27,200          1,136
   Andrew*                                                82,591            903
   Anteon International (B)*                              23,030            987
   aQuantive (B)*                                        118,000          3,173
   Arris Group*                                           41,150            400
   Arrow Electronics*                                     50,000          1,550
   Art Technology Group*                                 348,928            572
   Aspen Technology*                                     174,300          1,290
   Asyst Technologies*                                   136,900            852
   Atheros Communications*                                18,700            181
   ATI Technologies*                                      47,400            775
   ATMI (B)*                                              70,335          2,012
   Avaya*                                                413,500          4,929
   Avid Technology (B)*                                   62,300          3,145
   Avnet*                                                 68,000          1,530
   Avocent*                                               89,200          2,617
   Axcelis Technologies*                                 140,800            667
   Bel Fuse, Cl B                                          1,500             50
   Benchmark Electronics*                                 18,161            557
   BISYS Group*                                           30,400            407
   Black Box                                              41,900          1,957
   Blackbaud (B)                                          64,048          1,086
   BMC Software*                                         112,900          2,313
   Borland Software*                                      96,807            588


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005      57

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (Unaudited)

SMALL/MID CAP EQUITY FUND (Continued)

November 30, 2005

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   Bottomline Technologies*                               10,850  $         120
   Brightpoint*                                           31,632            890
   Brooks Automation (B)*                                189,188          2,433
   C-COR (B)*                                             64,600            366
   Cadence Design Systems (B)*                            10,000            171
   Ceridian*                                              49,600          1,190
   Checkfree (B)*                                         78,400          3,673
   Cirrus Logic*                                          27,500            208
   Citrix Systems (B)*                                    69,900          1,897
   CNET Networks (B)*                                    126,500          1,896
   Cogent*                                                40,700            961
   Cognex                                                 48,548          1,502
   CommScope (B)*                                         69,280          1,421
   Comtech Telecommunications*                             6,900            301
   Convergys*                                            117,300          1,947
   Covansys*                                              11,700            172
   Credence Systems (B)*                                 120,400            976
   Cree (B)*                                             113,000          3,032
   CSG Systems International*                             18,000            432
   Cymer (B)*                                             77,588          2,965
   Cypress Semiconductor (B)*                             38,973            585
   Digital River*                                          2,500             65
   Digitas (B)*                                           84,300          1,054
   Dot Hill Systems*                                     127,800            846
   Earthlink (B)*                                        163,300          1,868
   EFJ*                                                   28,300            276
   Electronics for Imaging*                               54,700          1,528
   Emulex*                                                43,000            857
   Entegris*                                              60,364            610
   EPIQ Systems*                                           3,200             61
   F5 Networks (B)*                                       44,350          2,343
   Fairchild Semiconductor International*                 20,430            354
   Fairpoint Communications                              143,000          1,709
   FARO Technologies*                                     83,300          1,584
   FEI*                                                   61,100          1,220
   Flextronics International*                            137,700          1,421
   Flir Systems (B)*                                     106,600          2,635
   Formfactor (B)*                                        48,100          1,350
   Freightcar America                                     27,200          1,313
   Genesis Microchip*                                     21,900            491
   Global Payments (B)                                    15,000            657
   Harris                                                  6,800            303
   Homestore*                                             42,600            188
   Hutchinson Technology (B)*                             80,687          2,307
   Hyperion Solutions*                                    26,600          1,408
   Imation                                                24,100          1,059
   Informatica*                                          133,400          1,499
   Infospace*                                             34,500            909
   Integrated Device Technology*                          62,555            749
   IntercontinentalExchange (B)*                          30,300            979
   Intergraph*                                             2,200            106
   International Rectifier*                               15,400            546
   Internet Security Systems*                              6,100            139
   Intersil, Cl A                                        123,900          3,178

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   Intervideo*                                             6,000  $          61
   InterVoice*                                            13,626            118
   Iomega                                                237,700            616
   Itron*                                                  1,700             79
   Ixia*                                                  38,350            528
   IXYS*                                                   4,400             53
   j2 Global Communications (B)*                           5,500            263
   Jack Henry & Associates (B)                            88,300          1,690
   Kenexa*                                                53,564            906
   Knot*                                                 114,000          1,391
   Komag*                                                 33,575          1,173
   Lam Research (B)*                                      32,900          1,235
   Lattice Semiconductor*                                288,300          1,410
   Lawson Software (B)*                                   83,359            633
   Leadis Technology*                                    153,800            823
   LSI Logic (B)*                                        203,000          1,667
   Magma Design Automation*                                2,400             20
   Manhattan Associates*                                  16,100            345
   Marchex, Cl B*                                         46,135          1,080
   Mattson Technology*                                    84,049            834
   MAXIMUS                                                28,600          1,041
   Maxtor (B)*                                           519,500          2,109
   MEMC Electronic Materials*                             26,200            586
   Mercury Interactive*                                   54,200          1,507
   Micrel*                                                21,100            255
   Micromuse (B)*                                        179,640          1,331
   Microsemi (B)*                                         94,400          2,620
   MicroStrategy, Cl A (B)*                                2,600            192
   MPS Group*                                             68,240            858
   MRO Software*                                          39,597            603
   NAVTEQ*                                                12,000            504
   NCR (B)*                                               32,900          1,117
   Novatel Wireless (B)*                                   4,600             63
   Novellus Systems*                                      61,300          1,512
   Nuance Communications (B)*                            206,100          1,282
   Omnivision Technologies (B)*                           25,700            455
   ON Semiconductor (B)*                                  29,100            169
   Online Resources*                                      81,137            951
   Openwave Systems (B)*                                  58,900            978
   OSI Systems (B)*                                       60,000          1,130
   PAR Technology (B)*                                     2,400             77
   Parametric Technology*                                179,476          1,050
   Parkervision (B)*                                      49,100            406
   Pegasus Solutions*                                      6,100             43
   Perot Systems, Cl A*                                  163,600          2,274
   Phase Forward*                                         68,300            733
   Photronics (B)*                                        54,769            870
   Pixelworks*                                           175,000            936
   Plantronics                                            68,900          1,903
   Polycom (B)*                                          411,800          6,758
   Progress Software*                                      4,600            142
   QAD                                                     2,800             22
   Quest Software*                                         4,300             68
   Red Hat (B)*                                           92,400          2,178


--------------------------------------------------------------------------------
58      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   Rentech*                                              282,000  $         874
   Reynolds & Reynolds, Cl A                              82,100          2,236
   RF Micro Devices (B)*                                 340,500          1,934
   RightNow Technologies (B)*                             59,283          1,074
   Sabre Holdings, Cl A                                  138,100          3,158
   SafeNet*                                               55,200          1,962
   Salesforce.com (B)*                                    59,300          1,889
   Satyam Computer Services ADR (B)                       43,400          1,529
   Seachange International*                               79,500            611
   Serena Software (B)*                                   24,100            565
   Sigmatel*                                              11,600            169
   Sina (B)*                                              38,795            968
   Sirf Technology Holdings (B)*                          53,500          1,483
   Solectron*                                            372,800          1,338
   Sonic Solutions (B)*                                  133,900          2,062
   Spatialight (B)*                                      141,300            584
   Stellent*                                              54,896            573
   Stratasys (B)*                                         41,628            987
   Sybase (B)*                                            63,400          1,423
   Synenco Energy*                                        16,100            233
   SYNNEX*                                                30,660            480
   Synopsys*                                             113,300          2,212
   Tekelec (B)*                                          245,900          3,197
   Tellabs (B)*                                          111,600          1,145
   Teradyne (B)*                                         229,500          3,358
   Tessera Technologies*                                  52,600          1,446
   THQ (B)*                                               42,100            957
   TIBCO Software (B)*                                   375,400          3,142
   TNS*                                                    3,700             67
   Transaction Systems Architects*                         1,400             41
   Trimble Navigation*                                    52,000          1,694
   Unica*                                                134,600          1,493
   Unisys*                                                27,900            172
   United Online*                                        206,900          2,919
   Veeco Instruments*                                      3,150             56
   WebEx Communications (B)*                              62,800          1,495
   Western Digital*                                      282,700          4,218
   Wright Express (B)*                                    66,500          1,620
                                                                  -------------
                                                                        216,588
                                                                  -------------

MATERIALS -- 4.0%
   Airgas                                                 70,655          2,197
   AK Steel Holding (B)*                                  48,600            403
   Aleris International*                                   8,000            266
   Allegheny Technologies (B)                             64,800          2,137
   AMCOL International                                    31,427            640
   Aptargroup                                             10,700            587
   Ashland (B)                                            23,500          1,310
   Bowater (B)                                            56,690          1,760
   Buckeye Technologies*                                  85,500            651
   Carpenter Technology                                   23,520          1,542
   Cleveland-Cliffs (B)                                   15,200          1,448
   Commercial Metals                                      23,842            837

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   Crown Holdings*                                        16,800  $         311
   Cytec Industries                                       22,748          1,030
   Eastman Chemical (B)                                   37,100          2,053
   FMC*                                                   33,775          1,796
   Georgia Gulf                                           20,349            567
   Greif, Cl A                                            21,800          1,309
   H.B. Fuller                                            18,900            585
   Lafarge North America                                  42,400          2,332
   Louisiana-Pacific (B)                                  32,000            863
   Lubrizol                                               50,100          2,115
   Martin Marietta Materials                               8,300            623
   MeadWestvaco                                           28,500            798
   Metal Management                                       21,700            546
   NN                                                      1,800             18
   Olin                                                   13,200            254
   OM Group*                                              15,200            240
   Owens-Illinois*                                        61,800          1,344
   Packaging of America                                   45,400          1,053
   PolyOne*                                               80,100            462
   Quanex (B)                                             34,150          2,112
   Reliance Steel & Aluminum                              24,400          1,574
   Rock-Tenn, Cl A                                        11,800            158
   RPM International                                      43,000            800
   RTI International Metals*                              14,990            559
   Schnitzer Steel Industries, Cl A                       24,411            842
   Schweitzer-Mauduit International                       16,400            390
   Silgan Holdings                                         6,800            240
   Smurfit-Stone Container (B)*                          110,600          1,401
   Sonoco Products                                        28,600            820
   Steel Dynamics (B)                                     30,000          1,039
   Terra Industries (B)*                                  73,500            442
   Texas Industries                                        1,800             90
   United States Steel                                    38,100          1,814
   USEC                                                    3,250             36
   Wellman                                                78,700            610
   Wheeling-Pittsburgh (B)*                               49,000            440
                                                                  -------------
                                                                         45,444
                                                                  -------------

TELECOMMUNICATION SERVICES -- 1.3%
   Amdocs*                                               122,500          3,238
   American Tower, Cl A*                                  41,385          1,129
   Centennial Communications*                              6,200             98
   CenturyTel                                             61,200          2,026
   Commonwealth Telephone Enterprises                     26,800            929
   Dobson Communications, Cl A (B)*                       21,600            159
   Golden Telecom (B)                                      4,100            111
   Iowa Telecommunications Services                       37,492            632
   New Skies Satellites Holdings                          44,500          1,064
   Nextel Partners, Cl A*                                 73,000          1,935
   Premiere Global Services*                              93,662            708
   SBA Communications, Cl A*                              82,400          1,519
   Syniverse Holdings*                                     7,500            145


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005      59

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (Unaudited)

SMALL/MID CAP EQUITY FUND (Continued)

November 30, 2005

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   Talk America Holdings*                                 11,500  $         110
   Ubiquitel*                                             71,800            702
   US Cellular*                                            7,200            366
                                                                  -------------
                                                                         14,871
                                                                  -------------

UTILITIES -- 3.0%
   AGL Resources                                          27,400            969
   Allete (B)                                             15,256            706
   Avista                                                 32,400            572
   Black Hills                                            68,300          2,496
   Centerpoint Energy (B)                                115,800          1,531
   Cleco                                                   5,400            119
   CMS Energy (B)*                                        92,800          1,297
   DPL (B)                                                25,400            649
   Duquesne Light Holdings (B)                            45,900            778
   El Paso Electric*                                      14,300            309
   Energen                                                70,500          2,587
   Equitable Resources                                    27,000          1,010
   Idacorp                                                21,523            615
   ITC Holdings (B)                                       43,600          1,204
   Laclede Group                                           7,700            231
   National Fuel Gas (B)                                   5,000            161
   New Jersey Resources (B)                               20,773            883
   Nicor (B)                                              58,000          2,326
   Northeast Utilities                                    44,100            819
   Northwest Natural Gas                                  18,633            640
   NorthWestern                                           50,800          1,574
   NSTAR                                                   3,200             90
   OGE Energy                                             30,700            822
   Otter Tail                                             20,360            612
   Pepco Holdings                                         11,300            245
   Pinnacle West Capital (B)                              36,600          1,519
   PNM Resources                                          60,700          1,576
   Puget Energy                                           65,600          1,363
   Sempra Energy                                          15,000            659
   Sierra Pacific Resources*                              34,856            470
   Southern Union*                                        22,050            520
   UGI                                                    17,400            383
   UIL Holdings                                            2,700            130
   Vectren                                                35,941            976
   Westar Energy                                          46,500          1,052
   WGL Holdings (B)                                       62,600          1,904
                                                                  -------------
                                                                         33,797
                                                                  -------------

Total Common Stock
   (Cost $932,388) ($ Thousands)                                      1,040,406
                                                                  -------------

FOREIGN STOCK -- 1.4%
   Canaccord Capital                                     144,000          1,824
   Compton Petroleum*                                     79,600          1,049
   Dundee Wealth Management                                4,500             35

--------------------------------------------------------------------------------
                                              Shares/Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Dundee Wealth Management                               75,600  $         589
   Dundee+                                                30,900            661
   First Quantum Minerals                                 68,600          1,738
   Gildan Activewear*                                     32,500          1,237
   Grande Cache Coal*                                    224,900            504
   Net 1 UEPS Technologies*                               47,700          1,109
   O2Micro International ADR*                            133,200          1,522
   OPTI Canada*                                           51,300          1,536
   Railpower Technologies*                                44,700            235
   Railpower Technologies*                               177,400            934
   Ritchie Bros. Auctioneers                              27,700          1,082
   Synenco Ernergy, Cl A*                                 40,400            584
   Synenco Ernergy* (G) (H) (J)                           12,051            157
   Western Oil Sands, Cl A*                               51,800          1,198
                                                                  -------------
Total Foreign Stock
   (Cost $14,358) ($ Thousands)                                          15,994
                                                                  -------------

EXCHANGE TRADED FUNDS -- 0.2%
   Midcap SPDR Trust Series 1 (B)*                         7,600          1,020
   Nasdaq-100 Index Tracking Stock (B)*                   28,200          1,163
                                                                  -------------

Total Exchange Traded Funds
   (Cost $2,064) ($ Thousands)                                            2,183
                                                                  -------------

                                                     Number of
                                                      Warrants
                                                   -------------
WARRANTS -- 0.0%
   Parkervision* (G) (H) (I) (J)                           6,250             24
                                                                  -------------
Total Warrants
   (Cost $13) ($ Thousands)                                                  24
                                                                  -------------

CORPORATE OBLIGATIONS (C) -- 13.0%

FINANCIALS -- 13.0%
   Allstate Life Global Funding II MTN (E)
         4.140%, 12/15/05                          $       2,009          2,009
   American General Finance (E) (F)
         4.142%, 12/15/05                                  2,402          2,402
         4.120%, 12/15/05                                  3,931          3,931
   American General Finance MTN, Ser F
         4.001%, 07/14/06                                    437            442
   Bear Stearns, Ser EXL (E)
         4.130%, 12/15/05                                  7,775          7,775
   CCN Bluegrass (E)
         4.210%, 02/19/05                                  2,839          2,839
   CIT Group MTN (E)
         4.342%, 02/13/06                                 10,920         10,920
         4.181%, 01/19/06                                  1,092          1,092
   Caterpillar Financial Services MTN, Ser F (E)
         4.235%, 01/09/06                                  2,184          2,184


--------------------------------------------------------------------------------
60      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Countrywide Financial MTN, Ser A (E)
         4.351%, 02/03/06                          $       4,586  $       4,586
         3.920%, 12/13/05                                  8,081          8,081
   Countrywide Home Loans MTN, Ser M (E)
         4.323%, 01/29/06                                    961            961
   Dekabank (E)
         4.183%, 01/19/06                                  8,081          8,080
   Irish Life & Permanent MTN, Ser X (E)
         4.196%, 12/21/05                                  1,747          1,747
         4.188%, 12/21/05                                  4,062          4,062
   Islandsbanki (E) (F)
         4.216%, 12/22/05                                  3,713          3,713
   Jackson National Life Funding (E) (F)
         4.089%, 12/01/05                                  9,609          9,609
   K2 LLC MTN (E)
         3.858%, 12/12/05                                    262            262
   Liberty Lighthouse US Capital MTN (E)
         4.127%, 12/12/05                                  4,368          4,367
   Morgan Stanley, Ser EXL (E)
         4.120%, 12/05/05                                  1,529          1,529
   Morgan Stanley, Ser EXLS (E)
         4.085%, 12/05/05                                  2,184          2,184
   Natexis Banques (E) (F)
         4.118%, 12/15/05                                  4,259          4,258
   Nationwide Building Society (E) (F)
         4.090%, 12/07/05                                  4,368          4,368
         4.026%, 12/28/05                                  2,184          2,184
   Nordbank (E) (F)
         4.186%, 12/23/05                                  3,713          3,712
         4.184%, 12/23/05                                  3,713          3,712
   Northern Rock (E) (F)
         4.100%, 12/05/05                                  4,499          4,499
   Pacific Life Global Funding (E) (F)
         4.135%, 12/13/05                                  3,276          3,276
   Premium Asset Trust, Ser 2004-01 (E) (F)
         4.145%, 12/06/05                                  1,310          1,310
         4.106%, 12/06/05                                    874            874
         4.101%, 12/06/05                                  2,359          2,359
   Premium Asset Trust, Ser 2004-06 (E) (F)
         4.253%, 12/30/05                                  4,150          4,151
   Premium Asset Trust, Ser 2004-10 (E) (F)
         4.130%, 12/15/05                                  6,115          6,115
   SLM MTN, Ser X (E)
         4.159%, 12/20/05                                  8,736          8,736
   SLM, Ser EXLS (E)
         4.120%, 12/15/05                                  4,805          4,805

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Sigma Finance
         4.745%, 11/09/06                          $       2,359  $       2,359
   Skandinav Enskilda Bank (E)
         4.137%, 12/19/05                                  4,805          4,804
   Witherspoon CDO (E)
         4.146%, 12/15/05                                  1,310          1,310
                                                                  -------------
Total Corporate Obligations
   (Cost $145,607) ($ Thousands)                                        145,607
                                                                  -------------

ASSET-BACKED SECURITIES (C) (E) (F) -- 3.3%

AUTOMOTIVE -- 0.1%
   Capital Auto Receivables Asset Trust,
      Ser 2005-SN1A, Cl A1
         3.327%, 05/15/06                                  1,249          1,249
   Drive Time Auto Owner Trust, Ser 2005-B, Cl A1
         4.140%, 12/15/05                                    200            200
                                                                  -------------
                                                                          1,449
                                                                  -------------

MORTGAGE RELATED SECURITIES -- 3.2%
   Blue Heron Funding, Ser 9A, Cl A1
         4.221%, 12/27/05                                  4,368          4,368
   CCN Independence IV
         4.190%, 12/15/05                                  1,529          1,529
   Cheyne High Grade, Ser 2004-1A, Cl AM1
         4.330%, 02/10/06                                  2,184          2,184
   Commodore, Ser 2003-2A, Cl A1MM
         3.914%, 12/12/05                                  2,009          2,009
   Duke Funding, Ser 2004-6B, Cl A1S1
         4.185%, 01/09/06                                  3,276          3,276
   Harwood Street Funding II,
     Ser 2005-1A, Cl NOTE
         4.241%, 12/27/05                                  4,368          4,368
   Orchid Structured Finance,
      Ser 2003-1A, Cl A1MM
         4.518%, 02/20/06                                  3,581          3,581
   Park Place Securities NIM Trust,
      Ser MM1, Cl AM4
         4.231%, 12/27/05                                  4,276          4,276
   RMAC, Ser 2004-NS3A, Cl A1
         4.115%, 12/12/05                                  1,430          1,430
   Saturn Ventures II
         4.150%, 12/07/05                                  4,368          4,368
   TIAA Real Estate, Ser 2003-1A, Cl A1
         4.230%, 12/28/05                                  2,820          2,820
   Whitehawk CDO Funding, Ser 2004-1A, Cl AMMD
         3.890%, 12/15/05                                  1,092          1,092


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005      61

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (Unaudited)

SMALL/MID CAP EQUITY FUND (Concluded)

November 30, 2005

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                 ($ Thousands)/Shares  ($ Thousands)
--------------------------------------------------------------------------------

   Whitehawk CDO Funding,
      Ser 2004-1A, Cl AMME
         3.890%, 12/15/05                          $         655  $         655
                                                                  -------------
                                                                         35,956
                                                                  -------------
Total Asset-Backed Securities
   (Cost $37,405) ($ Thousands)                                          37,405
                                                                  -------------

COMMERCIAL PAPER (C) (D) -- 2.8%
   Altius I Funding
         4.123%, 12/08/05                                  1,747          1,746
   Broadhollow Funding
         4.106%, 12/13/05                                  2,184          2,181
         4.104%, 12/09/05                                  2,184          2,182
         4.094%, 12/09/05                                  2,402          4,364
   CPI Funding
         4.102%, 12/05/05                                  2,020          2,019
   Cre-8 Funding
         4.124%, 12/09/05                                  5,394          5,390
   Lakeside Funding
         4.100%, 12/08/05                                  2,184          2,184
   Rhineland Funding
         4.311%, 01/30/06                                  7,644          7,589
         4.291%, 02/01/06                                  3,776          3,748
                                                                  -------------

Total Commercial Paper
   (Cost $31,403) ($ Thousands)                                          31,403
                                                                  -------------

CASH EQUIVALENT -- 11.7%
   SEI Daily Income Trust,
      Prime Obligation Fund,
      Cl A, 4.06%**++                                131,781,712        131,782
                                                                  -------------

Total Cash Equivalent
   (Cost $131,782) ($ Thousands)                                        131,782
                                                                  -------------

MASTER NOTES (C) -- 1.5%
   Bank of America
         4.143%, 12/01/05                          $       9,173          9,173
         4.142%, 12/01/05                                  1,747          1,747
   Bear Stearns
         4.238%, 12/01/05                                  5,241          5,241
                                                                  -------------

Total Master Notes
   (Cost $16,161) ($ Thousands)                                          16,161
                                                                  -------------

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

U.S. TREASURY OBLIGATION -- 0.3%
   U.S. Treasury Bills (A)
         4.208%, 05/25/06                          $       3,120  $       3,058
                                                                  -------------
Total U.S. Treasury Obligation
   (Cost $3,057) ($ Thousands)                                            3,058
                                                                  -------------

REPURCHASE AGREEMENTS (C) -- 3.3%
   Barclays Capital
         4.000%, dated 11/30/05, to be
         repurchased on 12/01/05,
         repurchase price $8,679,729
         (collateralized by various
         U.S. Government Obligations,
         ranging in par value $208,176-
         $8,668,020, 0.000%,
         12/20/05-07/05/06, total
         market value $8,852,346)                          8,679          8,679
   Lehman Brothers
         4.010%, dated 11/30/05, to be
         repurchased on 12/01/05,
         repurchase price $19,789,012
         (collateralized by various
         U.S. Government Obligations,
         ranging in par value $61,326-
         $1,747,180, 0.000%-7.125%,
         12/20/05-02/15/30, total
         market value $20,182,723)                        19,787         19,787
   UBS Paine Webber
         4.010%, dated 11/30/05, to be
         repurchased on 12/01/05,
         repurchase price $8,736,871
         (collateralized by various
         U.S. Government Obligations,
         ranging in par value $602,122-
         $2,183,974, 3.940%-6.060%,
         02/28/07-10/06/20, total
         market value $8,910,731)                          8,736          8,736
                                                                  -------------
Total Repurchase Agreements
   (Cost $37,202) ($ Thousands)                                          37,202
                                                                  -------------

Total Investments -- 130.2%
   (Cost $1,351,440) ($ Thousands)                                    1,461,225
                                                                  -------------


--------------------------------------------------------------------------------
62      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005

--------------------------------------------------------------------------------
                                                                          Value
Description                                                       ($ Thousands)
--------------------------------------------------------------------------------

OTHER ASSETS AND LIABILITIES -- (30.2)%
Payable upon Return on Securities Loaned                          $    (267,778)
Payable for Investment Securities Purchased                             (67,737)
Payable for Fund Shares Redeemed                                        (14,007)
Investment Advisory Fees Payable                                           (424)
Trustees' Fees Payable                                                       (3)
Other Assets and Liabilities, Net                                        11,273
                                                                  -------------
Total Other Assets and Liabilities                                     (338,676)
                                                                  -------------
Net Assets -- 100.0%                                              $   1,122,549
                                                                  =============

NET ASSETS:
Paid-in-Capital -- Class A
   (unlimited authorization -- no par value)                      $     958,228
Undistributed net investment income                                       1,234
Accumulated net realized gain on investments
   and futures contracts                                                 51,028
Net unrealized appreciation on investments                              109,785
Net unrealized appreciation on futures contracts                          2,274
                                                                  -------------
Net Assets                                                        $   1,122,549
                                                                  =============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($1,122,548,897 / 8,502,190 shares)                                  $132.03
                                                                        =======

A summary of the open futures contracts held by the fund at November 30, 2005, is as follows: (see note 2 in Notes to Financial Statements)

--------------------------------------------------------------------------------
                                                                   UNREALIZED
         TYPE OF               NUMBER OF       EXPIRATION         APPRECIATION
        CONTRACT               CONTRACTS          DATE           ($ THOUSANDS)
--------------------------------------------------------------------------------
S&P 400 Index E-Mini              400          December 2005     $        1,086
Russell 2000 Index E-Mini         477          December 2005              1,188
                                                                 --------------
                                                                 $        2,274
                                                                 --------------

*     Non-income producing security.

**    Rate shown is the 7-day yield as of November 30, 2005.

+     Real Estate Investment Trust

++    See Note 3 in Notes to Financial Statements.

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.

(B) This security or a partial position of this security is on loan at November 30, 2005 (see Note 9). The total value of securities on loan at November 30, 2005 was $259,999 ($Thousands).

(C) This security was purchased with cash collateral held from securities lending (see Note 9). The total value of such securities as of November 30, 2005 was $267,778 ($Thousands).

(D)   The rate reported is the effective yield at time of purchase.

(E) Variable Rate Security -- The rate reported on the Statement of Net Assets is the rate in effect as of November 30, 2005.

(F) This security was sold within the terms of a private placement memorandum, exempt from registration under Section 3A-4, 4(2) or 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."

(G) Securities considered illiquid. The total value of such securities as of November 30, 2005 was $205 ($Thousands) and represents 0.02% of Net Assets.

(H) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such securities as of November 30, 2005 was $205 ($Thousands) and represents 0.02% of Net Assets.

(I) This security represents a potential distribution settlement in a legal claim and does not have a strike price or expiration date.

(J) This security considered restricted. The total value of such securities as of November 30, 2005 was $181 ($ Thousands) and represented 0.02% of Net Assets

ADR -- American Depositary Receipt

CDO -- Collateralized Debt Obligation

Cl -- Class

LLC -- Limited Liability Company

MTN -- Medium Term Note

Ser -- Series

SPDR -- Standard & Poor's Depositary Receipt

Amounts designated as "--" are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005      63

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

CORE FIXED INCOME FUND

November 30, 2005

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS++:

[THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

20.8%  U.S. Government Mortgage Backed
17.6%  U.S. Treasury Obligations
17.3%  Asset-Backed Securities
16.9%  Financials
 8.7%  U.S. Government Agency Obligations
 6.8%  Short-Term Investments
 4.4%  Commercial Paper
 1.7%  Industrials
 1.3%  Sovereign Bonds
 1.2%  Energy
 1.0%  Consumer Discretionary
 0.9%  Utilities
 0.7%  Telecommunication Services
 0.3%  Consumer Staples
 0.2%  Health Care
 0.1%  Materials
 0.1%  Preferred Stock
 0.0%  Purchased Options

++ Percentages based on total investments. Includes investments held as collateral for securities on loan (see Note 9).

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

CORPORATE OBLIGATIONS -- 34.7%

CONSUMER DISCRETIONARY -- 1.3%
   COX Communications
         7.875%, 08/15/09                          $         440  $         474
   COX Communications MTN
         6.850%, 01/15/18                                    790            826
   Clear Channel Communications (K)
         4.250%, 05/15/09                                  1,040            995
   Comcast
         6.500%, 01/15/15                                  2,130          2,231
         5.650%, 06/15/35                                  2,382          2,154
         5.500%, 03/15/11                                  1,165          1,170
   Comcast Cable Communications
         8.375%, 03/15/13                                  2,070          2,389
         6.750%, 01/30/11 (K)                              5,950          6,289
   Continental Cablevision
         9.000%, 09/01/08                                    710            778
         8.300%, 05/15/06                                    875            889
   DaimlerChrysler
         8.500%, 01/18/31 (K)                              1,555          1,839
         7.300%, 01/15/12                                  1,995          2,147
         6.500%, 11/15/13                                  1,670          1,736
   Ford Motor
         9.980%, 02/15/47                                  3,000          2,385
         7.450%, 07/16/31 (K)                              7,025          4,953
         7.125%, 11/15/25                                  1,600          1,064
         6.375%, 02/01/29                                  5,500          3,520

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   General Motors
         8.375%, 07/15/33 (K)                      $       3,730  $       2,518
         8.250%, 07/15/23                                  6,030          4,025
   Liberty Media (F)
         5.370%, 09/17/06                                  2,281          2,295
   May Department Stores
         3.950%, 07/15/07                                  1,131          1,111
   News America
         6.200%, 12/15/34                                  1,445          1,422
   Target
         4.000%, 06/15/13                                    355            333
   Time Warner
         7.700%, 05/01/32                                  5,605          6,423
         7.700%, 05/01/32                                    570            653
         6.875%, 05/01/12                                    350            376
   Time Warner Entertainment
         8.375%, 07/15/33                                  2,730          3,293
   Viacom
         5.625%, 08/15/12                                    550            543
                                                                  -------------
                                                                         58,831
                                                                  -------------

CONSUMER STAPLES -- 0.5%
   Altria Group
         7.750%, 01/15/27                                  1,765          2,039
         7.000%, 11/04/13                                  1,770          1,917
   Coca-Cola HBC Finance
         5.125%, 09/17/13                                    357            356
   Kraft Foods
         6.500%, 11/01/31 (K)                                835            900
         5.625%, 11/01/11                                  1,430          1,461
   Kroger
         7.500%, 04/01/31                                    865            903
   Molson Coors Capital Finance (C)
         4.850%, 09/22/10                                  1,680          1,654
   Paribas, Ser 1986 (F)
         4.045%, 03/13/06                                    684            580
   Philip Morris Capital
         7.500%, 07/16/09                                  1,155          1,224
   RJ Reynolds Tobacco Holdings, Ser B
         7.875%, 05/15/09                                  1,630          1,699
         7.750%, 05/15/06                                  3,760          3,788
   Tyson Foods
         7.250%, 10/01/06                                  1,631          1,660
   Wal-Mart Stores
         5.250%, 09/01/35                                  1,105          1,049
                                                                  -------------
                                                                         19,230
                                                                  -------------


--------------------------------------------------------------------------------
64      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

ENERGY -- 1.7%
   Amerada Hess
         7.300%, 08/15/31 (K)                      $       5,725  $       6,528
         7.125%, 03/15/33                                  1,720          1,930
         6.650%, 08/15/11                                    695            746
   Anadarko Finance, Ser B (K)
         7.500%, 05/01/31                                  1,743          2,100
   Apache
         6.250%, 04/15/12                                    945          1,015
   BP Canada Finance
         3.625%, 01/15/09                                  2,740          2,661
   Canadian National Resources
         5.850%, 02/01/35                                  2,355          2,299
   Conoco Funding
         7.250%, 10/15/31                                    885          1,094
         6.950%, 04/15/29                                  5,695          6,827
         6.350%, 10/15/11                                    430            461
   ConocoPhillips
         5.900%, 10/15/32                                     10             11
         4.750%, 10/15/12                                  1,880          1,873
   Devon Energy
         7.950%, 04/15/32                                  3,725          4,680
   EMP Nacional del Petrole (C)
         6.750%, 11/15/12                                    166            178
         4.875%, 03/15/14                                    837            795
   El Paso
         6.950%, 06/01/28                                  2,250          2,014
   El Paso MTN
         7.800%, 08/01/31                                  2,100          2,063
         7.750%, 01/15/32 (K)                              3,375          3,324
   Encana
         6.500%, 08/15/34                                    851            936
   Energy Transfer Partners
         5.950%, 02/01/15                                  1,605          1,572
         5.650%, 08/01/12 (C)                              1,735          1,695
   Enterprise Capital Trust, Ser B (F)
         5.240%, 06/30/28                                    938            927
   International Lease Finance
         5.000%, 04/15/10                                    423            419
   Kansas Gas & Electric
         5.647%, 03/29/21                                  1,980          1,945
   Magellan Midstream Partners
         5.650%, 10/15/16                                  1,255          1,246
   Mantis Reef II (C)
         4.799%, 11/03/09                                  1,095          1,070
   Nexen
         5.200%, 03/10/15                                    568            559
   Pemex Project Funding Master Trust
         7.375%, 12/15/14                                    535            590

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Petroleum Export (C)
         5.265%, 06/15/11                          $         604  $         597
   Power Contract Financing (C)
         6.256%, 02/01/10                                    726            737
   Ras Laffan LNG II (C)
         5.298%, 09/30/20                                    707            695
   Ras Laffan LNG III (C)
         5.838%, 09/30/27                                  3,078          3,030
   Valero Energy
         7.500%, 04/15/32                                    925          1,098
         6.875%, 04/15/12                                  1,735          1,884
         6.125%, 04/15/07                                    447            453
   Valero Logistics
         6.050%, 03/15/13                                    505            522
   Williams (K)
         8.750%, 03/15/32                                  2,840          3,223
         7.750%, 06/15/31                                    740            764
   Williams, Ser A (K)
         7.500%, 01/15/31                                    310            313
   XTO Energy
         7.500%, 04/15/12 (K)                                630            704
         6.250%, 04/15/13                                  3,195          3,369
         4.900%, 02/01/14 (K)                              2,010          1,949
   YPF Sociedad Anonima MTN, Ser A
         7.750%, 08/27/07                                  3,000          3,120
                                                                  -------------
                                                                         74,016
                                                                  -------------

FINANCIALS -- 24.1%
   ASIF Global Financing XIX (C)
         4.900%, 01/17/13                                  1,150          1,136
   Ace INA Holdings
         5.875%, 06/15/14                                  1,063          1,088
   Aiful (C)
         5.000%, 08/10/10                                  1,770          1,742
   Allstate Life Global
      Funding II MTN (F) (L) (M)
         4.140%, 12/15/05                                  8,963          8,963
   American General Finance
         4.142%, 12/15/05 (F) (J) (L) (M)                 10,717         10,714
         4.120%, 12/15/05 (F) (J) (L) (M)                 17,536         17,536
         3.875%, 10/01/09                                  2,830          2,706
   American General Finance MTN,
      Ser F (L) (M)
         4.001%, 07/14/06                                  1,948          1,970
   American International Group
         5.050%, 10/01/15 (C)                              1,205          1,172
         4.700%, 10/01/10 (C)                              4,870          4,783
         4.250%, 05/15/13 (K)                              1,135          1,071


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005      65

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

CORE FIXED INCOME FUND (Continued)

November 30, 2005

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Apache Finance Canada
         4.375%, 05/15/15                          $       2,980  $       2,856
   Arcel Finance (C)
         7.048%, 09/01/11                                    938            966
         5.984%, 02/01/09                                    234            237
   Arch Capital Group
         7.350%, 05/01/34                                  4,525          4,987
   Australia & New Zealand Banking
      Group (F)
         4.588%, 04/28/06                                  1,250          1,058
   BAC Capital Trust VI
         5.625%, 03/08/35                                  1,830          1,743
   Banco Santander Chile
         7.375%, 07/18/12                                    588            651
   Bank One
         7.875%, 08/01/10                                  4,440          4,928
   Bank of America
         7.400%, 01/15/11                                  3,300          3,630
   Bank of Ireland (F)
         4.170%, 12/29/49                                    820            709
   Bank of Nova Scotia (F)
         4.250%, 02/28/06                                    670            553
   Bank of Scotland (F)
         4.813%, 05/31/06                                    310            266
   Bankamerica Capital II
         8.000%, 12/15/26                                    375            399
   Banponce Trust I, Ser A
         8.327%, 02/01/27                                  2,410          2,561
   Barclays Bank PLC (F)
         6.278%, 12/15/34                                    611            600
   Bear Stearns, Ser EXL (F) (L) (M)
         4.130%, 12/15/05                                 34,683         34,683
   Boeing Capital
         6.500%, 02/15/12                                    340            366
         5.800%, 01/15/13 (K)                                315            328
   CCN Bluegrass (F) (L) (M)
         4.210%, 02/19/05                                 12,665         12,665
   CIT Group MTN
         4.750%, 08/15/08                                  2,060          2,050
         4.342%, 02/13/06 (F) (L) (M)                     48,712         48,712
         4.181%, 01/19/06 (F) (L) (M)                      4,871          4,873
   Capital One Bank
         6.700%, 05/15/08                                  1,000          1,034
         4.875%, 05/15/08                                  6,820          6,786
   Capital One Financial
         8.750%, 02/01/07                                  3,201          3,336
   Caterpillar Financial Services MTN,
      Ser F (F) (L) (M)
         4.235%, 01/09/06                                  9,742          9,742
   China Development Bank
         5.000%, 10/15/15                                    610            595

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Chuo Mitsui Trust & Banking (C) (F)
         5.506%, 12/15/49                          $         885  $         851
   Citigroup
         6.500%, 01/18/11                                  2,890          3,078
         5.500%, 08/09/06 (K)                                865            870
         5.000%, 09/15/14                                  4,585          4,503
   Citigroup Capital II
         7.750%, 12/01/36                                    873            920
   Consumers Energy
         4.250%, 04/15/08                                  1,335          1,305
   Corp Andina de Fomento
         5.125%, 05/05/15                                    560            547
   Countrywide Financial MTN,
      Ser A (F) (L) (M)
         4.351%, 02/03/06                                 20,459         20,458
         3.920%, 12/13/05                                 36,047         36,047
   Countrywide Home Loans MTN, Ser L
         2.875%, 02/15/07                                  2,440          2,381
   Countrywide Home Loans MTN,
      Ser M (F) (L) (M)
         4.323%, 01/29/06                                  4,287          4,287
   Credit Suisse First Boston (F)
         4.188%, 03/31/06                                    485            406
   Credit Suisse First Boston London
      (C) (F) (N)
         0.000%, 03/24/10                                  3,201          2,861
         0.000%, 03/24/10                                  8,339          7,453
   Credit Suisse First Boston USA
         5.125%, 08/15/15 (K)                              4,957          4,859
         4.875%, 08/15/10                                  2,285          2,260
   Danske Bank (C) (F)
         5.914%, 12/29/49                                  4,476          4,652
   Dekabank (F) (L) (M)
         4.183%, 01/19/06                                 36,047         36,043
   Den Norske Bank (F)
         4.186%, 09/29/49                                    540            436
   Developers Divers Realty
         5.375%, 10/15/12                                  2,285          2,236
   Developers Divers Realty MTN
         7.000%, 03/19/07                                  1,100          1,118
   Dresdner Funding Trust I (C)
         8.151%, 06/30/31                                    922          1,101
   Dryden Investor Trust (C) (H)
         7.157%, 07/23/08                                  2,570          2,632
   Duke Capital
         7.500%, 10/01/09                                  2,375          2,552
   EOP Operating
         7.750%, 11/15/07                                  1,162          1,219
   Equity One
         3.875%, 04/15/09                                  7,100          6,753


--------------------------------------------------------------------------------
66      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Farmers Exchange Capital
         7.200%, 07/15/48 (C)                      $       2,675  $       2,712
         7.050%, 07/15/28 (C) (K)                          1,815          1,847
   Farmers Insurance Exchange Capital (C)
         8.625%, 05/01/24                                  4,518          5,365
   First Chicago NBD Institutional
      Capital (C)
         7.950%, 12/01/26                                    187            198
   First Industrial
         7.600%, 07/15/28                                  3,400          3,821
   First Industrial MTN
         7.500%, 12/01/17                                  2,765          3,106
   Ford Motor Credit
         7.875%, 06/15/10 (K)                              7,200          6,748
         7.375%, 10/28/09                                 15,740         14,461
         7.250%, 10/25/11                                    329            296
         7.000%, 10/01/13 (K)                                557            493
         6.625%, 06/16/08                                 10,480          9,772
         5.700%, 01/15/10 (K)                              4,501          3,948
   Ford Motor Credit MTN
         7.750%, 02/15/07                                  4,435          4,291
   Fund American
         5.875%, 05/15/13                                    796            798
   GE Capital Franchise MTN
         6.860%, 06/15/07                                  1,100          1,134
   GE Global Insurance
         7.750%, 06/15/30                                  5,600          6,658
   General Electric Capital
         4.875%, 03/04/15                                  2,345          2,295
   General Electric Capital MTN, Ser A
         6.000%, 06/15/12 (K)                              3,015          3,158
         5.450%, 01/15/13                                    400            407
         3.750%, 12/15/09 (K)                              1,094          1,048
   General Motors Acceptance
         8.000%, 11/01/31                                  2,567          2,517
         7.750%, 01/19/10                                  2,370          2,248
         7.250%, 03/02/11                                  2,755          2,545
         6.875%, 09/15/11                                  1,283          1,159
         6.150%, 04/05/07                                  1,510          1,431
         6.125%, 02/01/07 (K)                              2,180          2,092
         6.125%, 08/28/07                                  9,860          9,248
         6.125%, 01/22/08                                    415            384
         6.070%, 12/01/14 (F)                              3,582          3,210
         5.850%, 01/14/09 (K)                              1,815          1,643
         5.625%, 05/15/09                                  7,680          6,876
         5.100%, 07/16/07 (F)                              3,340          3,115
   Goldman Sachs Group
         6.600%, 01/15/12                                  2,630          2,812
         6.125%, 02/15/33                                  1,460          1,496
         5.125%, 01/15/15 (K)                              1,600          1,572
         4.070%, 03/02/10 (F)                                848            848

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Great Western Finance Trust II, Ser A
         8.206%, 02/01/27                          $         494  $         528
   HBOS (C) (F)
         5.375%, 11/29/49                                  1,825          1,810
   HSBC Bank (F)
         3.788%, 06/29/49                                  2,160          1,795
   HSBC Finance
         8.000%, 07/15/10                                  2,330          2,597
         7.000%, 05/15/12                                  1,975          2,152
         6.375%, 11/27/12                                    365            385
         5.000%, 06/30/15                                    795            767
         4.750%, 04/15/10                                  6,910          6,823
   Health Care REIT
         6.200%, 06/01/16                                  1,585          1,575
   Highwoods Realty
         7.500%, 04/15/18                                  3,888          4,227
         7.125%, 02/01/08                                  3,803          3,933
   Huntington Capital Trust I (F)
         4.943%, 02/01/27                                    817            774
   Irish Life & Permanent MTN,
      Ser X (F) (L) (M)
         4.196%, 12/21/05                                  7,794          7,793
         4.188%, 12/21/05                                 18,121         18,119
   Islandsbanki (F) (J) (L) (M)
         4.216%, 12/22/05                                 16,562         16,562
   JP Morgan Capital Trust I
         7.540%, 01/15/27                                    697            737
   JP Morgan Capital Trust II
         7.950%, 02/01/27                                    180            192
   JP Morgan Chase
         6.750%, 02/01/11                                  2,650          2,836
         5.750%, 01/02/13                                  3,670          3,762
         5.150%, 10/01/15                                  2,500          2,449
         5.125%, 09/15/14                                    685            674
   JP Morgan Chase Capital XV
         5.875%, 03/15/35                                  1,195          1,144
   Jackson National Life
      Funding (F) (J) (L) (M)
         4.089%, 12/01/05                                 42,866         42,866
   K2 LLC MTN (F) (L) (M)
         3.858%, 12/12/05                                  1,169          1,169
   Korea Development Bank
         4.250%, 11/13/07                                    560            552
   Lazard Group
         7.125%, 05/15/15                                  2,525          2,589
   Lehman Brothers Holdings
         12.500%, 11/30/10 (F)                             3,736          3,597
         7.000%, 02/01/08                                  2,765          2,882


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005      67

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

CORE FIXED INCOME FUND (Continued)

November 30, 2005

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Liberty Lighthouse US Capital MTN (F) (L) (M)
         4.127%, 12/12/05                            $    19,485    $    19,479
   Liberty Property
         7.750%, 04/15/09                                    908            980
         6.375%, 08/15/12                                    279            292
   Manufacturers & Traders Trust (C) (F)
         3.850%, 04/01/13                                    752            733
   Marsh & Mclennan
         5.150%, 09/15/10                                  3,030          3,003
   Mellon Capital I, Ser A
         7.720%, 12/01/26                                    643            682
   Merrill Lynch
         7.430%, 09/01/22                                     21             21
   Merrill Lynch MTN, Ser B
         3.375%, 09/14/07                                  1,650          1,607
   Merrill Lynch MTN, Ser C
         4.440%, 03/12/07 (F)                              2,420          2,409
         4.250%, 02/08/10                                  4,170          4,043
   Met Life (K)
         5.700%, 06/15/35                                  1,315          1,283
   Mizuho Finnace
         8.375%, 12/29/49                                    530            573
   Morgan Stanley
         5.375%, 10/15/15                                  4,585          4,552
         5.300%, 03/01/13                                  2,500          2,491
         4.000%, 01/15/10                                  1,135          1,088
   Morgan Stanley, Ser EXL (F) (L) (M)
         4.120%, 12/05/05                                  6,820          6,820
   Morgan Stanley, Ser EXLS (F) (L) (M)
         4.085%, 12/05/05                                  9,742          9,742
   NB Capital Trust IV
         8.250%, 04/15/27                                  4,655          4,995
   Natexis Banques (F) (J) (L) (M)
         4.118%, 12/15/05                                 18,998         18,994
   National Australia Bank (F)
         4.500%, 10/29/49                                    780            660
   National Capital Trust II (C) (F)
         5.486%, 12/29/49                                  3,207          3,181
   Nationwide Building Society (F) (J) (L) (M)
         4.090%, 12/07/05                                 19,485         19,485
         4.026%, 12/28/05                                  9,742          9,743
   Nationwide Mutual Insurance (C)
         8.250%, 12/01/31                                  2,000          2,466
         6.600%, 04/15/34                                  5,263          5,196
   Nordbank (F) (J) (L) (M)
         4.186%, 12/23/05                                 16,562         16,559
         4.184%, 12/23/05                                 16,562         16,560
   North Front Pass-Through Trust (C) (F)
         5.810%, 12/15/24                                  4,585          4,557
   Northern Rock (F) (J) (L) (M)
         4.100%, 12/05/05                                 20,069         20,069

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Nuveen Investments
         5.500%, 09/15/15                            $       570    $       556
         5.000%, 09/15/10                                    605            593
   Odyssey Re Holdings
         6.875%, 05/01/15                                  2,900          2,836
   PF Export Receivables Master Trust (C)
         6.436%, 06/01/15                                  1,544          1,538
   PNC Funding
         5.250%, 11/15/15                                  1,885          1,861
         4.500%, 03/10/10                                    873            854
   PPL Montana
         8.903%, 07/02/20                                    130            150
   Pacific Life Global Funding (F) (J) (L) (M)
         4.135%, 12/13/05                                 14,614         14,614
   Pemex Finance
         9.690%, 08/15/09                                  1,875          2,026
   Pemex Project Funding Master Trust (C) (F)
         5.170%, 06/15/10                                  1,411          1,460
   Phoenix
         6.675%, 02/16/08                                    534            539
   Power Receivables Financial
         6.290%, 01/01/12 (C)                              1,450          1,473
         6.290%, 01/01/12 (K)                              4,450          4,557
   Premium Asset Trust, Ser 2004-01 (F) (J) (L) (M)
         4.145%, 12/06/05                                  5,845          5,846
         4.106%, 12/06/05                                  3,897          3,898
         4.101%, 12/06/05                                 10,522         10,524
   Premium Asset Trust, Ser 2004-06 (F) (J) (L) (M)
         4.253%, 12/30/05                                 18,510         18,517
   Premium Asset Trust, Ser 2004-10 (F) (J) (L) (M)
         4.130%, 12/15/05                                 27,279         27,279
   Prime Property Funding (C)
         5.600%, 06/15/11                                  3,380          3,415
   Prologis (C)
         5.250%, 11/15/10                                  3,775          3,761
   Prudential Financial (G)
         4.104%, 11/15/06                                    682            677
   Prudential Financial MTN, Ser C
         4.750%, 06/13/15                                    721            693
   Rabobank Capital Fund II (C) (F)
         5.260%, 12/29/49                                    210            209
   Rabobank Capital Fund Trust III (C) (F)
         5.254%, 10/21/16                                    844            819
   Residential Capital
         6.875%, 06/30/15                                    757            792
         6.375%, 06/30/10                                  5,660          5,705
         6.125%, 11/21/08                                  3,735          3,728


--------------------------------------------------------------------------------
68      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Resona Bank (C) (F)
         5.850%, 09/29/49                            $       744    $       735
   Resona Preferred Global Securites (C) (F)
         7.191%, 07/30/49                                  2,960          3,083
   Royal Bank of Scotland Group (F)
         3.813%, 12/29/49                                  1,790          1,513
   SLM, Ser CPI (F)
         4.290%, 04/01/09                                  4,050          3,914
   SLM, Ser EXLS (F) (L) (M)
         4.120%, 12/15/05                                 21,433         21,433
   SLM MTN, Ser X (F) (L) (M)
         4.159%, 12/20/05                                 38,969         38,969
   Sigma Finance (L) (M)
         4.745%, 11/09/06                                 10,522         10,522
   Simon Property Group
         6.375%, 11/15/07                                  1,591          1,628
         5.375%, 06/01/11 (C)                              3,205          3,198
         5.100%, 06/15/15                                    620            594
         4.875%, 03/18/10                                    864            849
         4.600%, 06/15/10                                  1,135          1,101
   Skandinav Enskilda Bank (F) (L) (M)
         4.137%, 12/19/05                                 21,433         21,431
   Societe Generale (F)
         4.656%, 11/29/49                                    730            623
   Spieker Properties
         7.650%, 12/15/10                                  1,910          2,148
   Standard Chartered I (F)
         4.750%, 07/29/49                                    700            559
   Standard Chartered II (F)
         4.875%, 12/29/49                                  1,900          1,520
   Sumitomo Mitsui Banking
         8.150%, 08/29/49                                    469            497
   Toll Road Investment Partners II (A) (C)
         5.455%, 02/15/45                                  5,900            708
   Toyota Motor Credit
         2.875%, 08/01/08                                  1,970          1,877
   Travelers Property & Casualty
         6.375%, 03/15/33                                  1,255          1,293
   Twin Reefs Pass-Through (C) (F)
         5.100%, 12/10/09                                    600            599
   UFJ Finance Aruba
         8.750%, 11/29/49                                  1,062          1,148
   US Bancorp MTN, Ser N
         3.125%, 03/15/08                                  1,520          1,465
   Unumprovident Finance (C)
         6.850%, 11/15/15                                  1,630          1,671
   Wachovia
         5.500%, 08/01/35                                  2,039          1,933
   Washington Mutual Bank
         5.125%, 01/15/15                                  1,710          1,649

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

         4.000%, 01/15/09                            $     1,133    $     1,096
   Washington REIT
         5.350%, 05/01/15                                    695            682
   Wells Fargo
         5.000%, 11/15/14                                  2,675          2,632
   Westfield Capital (C)
         4.375%, 11/15/10                                  3,900          3,762
   Westpac Banking (F)
         4.369%, 09/29/49                                    670            567
   Westpac Capital Trust IV (C) (F)
         5.256%, 12/29/49                                    584            567
   Willis Group North America
         5.625%, 07/15/15                                  1,490          1,473
   Witherspoon CDO (F) (L) (M)
         4.146%, 12/15/05                                  5,844          5,844
   Woodbourne Pass-Through Trust (C) (F)
         5.190%, 04/08/49                                  2,500          2,494
   Zions Bancorporation
         6.000%, 09/15/15                                  2,255          2,340
   Zurich Capital Trust I (C)
         8.376%, 06/01/37                                  7,584          8,191
                                                                    -----------
                                                                      1,064,555
                                                                    -----------

HEALTH CARE -- 0.3%
   HCA
         5.750%, 03/15/14                                  6,320          6,162
   Health Care Property Investment
         4.875%, 09/15/10                                  2,835          2,767
   Tenet Healthcare
         7.375%, 02/01/13                                    221            201
   Wyeth (C)
         5.500%, 02/15/16                                  3,745          3,762
                                                                    -----------
                                                                         12,892
                                                                    -----------

INDUSTRIALS -- 2.4%
   Air 2 US (C)
         8.027%, 10/01/19                                  3,787          3,616
   Albemarle
         5.100%, 02/01/15                                  1,060          1,019
   America West Airlines, Ser 99-1
         7.930%, 01/02/19                                  5,549          5,901
   American Airlines, Ser 01-2 (K)
         7.858%, 10/01/11                                  3,090          3,218
   American Airlines, Ser 99-1 (K)
         7.024%, 10/15/09                                  2,320          2,371
   Cedar Brakes I LLC (C)
         8.500%, 02/15/14                                  5,200          5,714
   Cedar Brakes II LLC (C)
         9.875%, 09/01/13                                  1,921          2,188
   Celulosa Arauco y Constitucion
         5.625%, 04/20/15                                  1,170          1,150
   Continental Airlines, Ser 00-1 (K)
         8.048%, 11/01/20                                    904            918


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005      69

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

CORE FIXED INCOME FUND (Continued)

November 30, 2005

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Continental Airlines, Ser 00-2
         7.707%, 04/02/21                            $     1,392    $     1,382
   Continental Airlines, Ser 00-2 (K)
         7.487%, 10/02/10                                  1,270          1,263
   Continental Airlines, Ser 02-1
         6.563%, 02/15/12                                  1,400          1,442
   Continental Airlines, Ser 971A
         7.461%, 04/01/15                                    299            277
   Continental Airlines, Ser 974A
         6.900%, 01/02/18                                  5,460          5,414
   Continental Airlines, Ser 99-2
         7.256%, 03/15/20                                    883            892
   Continental Airlines, Ser AMBC
         6.236%, 03/15/20                                  2,581          2,657
   Delta Air Lines (I)
         4.950%, 01/25/08                                  3,737          3,742
   Delta Air Lines, Ser 00-1, Cl A2 (I)
         7.570%, 11/18/10                                  1,273          1,246
   Delta Air Lines, Ser 01-1, Cl A-2 (I) (K)
         7.111%, 09/18/11                                    147            145
   Delta Air Lines, Ser 02-1, Cl G-1
         6.718%, 01/02/23                                  4,170          4,264
   Delta Air Lines, Ser 02-1, Cl G-2
         6.417%, 07/02/12                                  3,740          3,804
   Eastman Kodak (K)
         7.250%, 11/15/13                                  2,445          2,321
   Electronic Data Systems (K)
         7.125%, 10/15/09                                  2,990          3,158
   General Electric
         5.000%, 02/01/13                                  1,390          1,379
   General Motors
         7.700%, 04/15/16                                  8,500          5,759
   Halliburton
         8.750%, 02/15/21                                  1,985          2,570
         5.500%, 10/15/10                                  1,135          1,156
   Lockheed Martin
         8.500%, 12/01/29                                    675            906
   MISC Capital (C)
         5.000%, 07/01/09                                    762            758
   Norfolk Southern
         7.050%, 05/01/37                                  1,435          1,678
   Northwest Airlines, Cl 1A-1 (I) (K)
         7.041%, 04/01/22                                  1,764          1,690
   Pulte Homes (K)
         6.000%, 02/15/35                                    370            322
   Raytheon
         6.000%, 12/15/10                                     18             19
         5.500%, 11/15/12                                     40             41
         5.375%, 04/01/13 (K)                                405            409
   Soc Quimica y Minera (C)
         7.700%, 09/15/06                                    222            223

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Stauffer Chemical (E)
         5.704%, 04/15/17                            $       350    $       185
         5.202%, 04/15/10                                    400            319
   Tyco International Group
         7.000%, 06/15/28                                  2,045          2,203
         6.875%, 01/15/29                                  6,320          6,759
         6.375%, 10/15/11                                  8,575          8,890
         6.000%, 11/15/13                                  1,945          1,981
   United Technologies
         6.500%, 06/01/09                                  1,670          1,762
         5.400%, 05/01/35                                    670            652
   Waste Management
         7.375%, 05/15/29                                    895          1,033
         7.125%, 12/15/17                                  4,840          5,324
         7.100%, 08/01/26                                  1,375          1,538
                                                                    -----------
                                                                        105,658
                                                                    -----------

MATERIALS -- 0.2%
   Codelco (C)
         5.625%, 09/21/35                                  1,890          1,822
         4.750%, 10/15/14                                    900            863
   International Paper
         5.500%, 01/15/14                                    905            880
   Lubrizol
         5.500%, 10/01/14                                  1,060          1,051
   Vale Overseas
         8.250%, 01/17/34                                    842            928
   Weyerhaeuser
         6.750%, 03/15/12                                  1,830          1,931
                                                                    -----------
                                                                          7,475
                                                                    -----------

SOVEREIGN -- 1.9%
   Canadian Government Real Return
         4.000%, 12/01/31                                  4,124          5,264
   Government of France OATi
         3.000%, 07/25/09                                 27,515         34,724
   Queensland Treasury, Ser 11G
         6.000%, 06/14/11                                 11,500          8,697
   Russian Federation (C) (G)
         5.000%, 03/31/30                                 13,220         14,805
   United Mexican States
         8.375%, 01/14/11                                    710            810
   United Mexican States MTN
         8.300%, 08/15/31                                  2,340          2,978
   United Mexican States MTN, Ser A
         7.500%, 04/08/33                                 14,059         16,470
         6.750%, 09/27/34                                    830            890
         5.875%, 01/15/14                                    530            545
                                                                    -----------
                                                                         85,183
                                                                    -----------


--------------------------------------------------------------------------------
70      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 1.0%
   AT&T
         9.750%, 11/15/31                            $       910    $     1,119
         5.100%, 09/15/14                                  1,850          1,797
   America Movil
         6.375%, 03/01/35                                  2,120          2,050
   BellSouth
         4.750%, 11/15/12 (K)                                730            708
         4.200%, 09/15/09                                    907            880
   British Telecommunications PLC
         8.875%, 12/15/30                                  1,195          1,578
         8.375%, 12/15/10                                  1,310          1,493
   Deutsche Telekom International Finance
         8.500%, 06/15/10                                    527            587
         5.250%, 07/22/13                                  2,135          2,115
   France Telecom
         7.450%, 03/01/06                                  3,285          3,307
   New Cingular Wireless Services
         8.125%, 05/01/12                                  1,564          1,800
         7.350%, 03/01/06                                  2,000          2,013
   Sprint Capital
         8.750%, 03/15/32                                  1,315          1,723
         8.375%, 03/15/12                                  1,900          2,199
         7.625%, 01/30/11                                  1,135          1,251
         6.125%, 11/15/08                                  2,315          2,382
         6.000%, 01/15/07                                  4,030          4,072
         4.780%, 08/17/06 (G)                              3,525          3,522
   Telecom Italia Capital
         5.250%, 11/15/13                                  3,775          3,699
         5.250%, 10/01/15 (K)                                370            358
         4.950%, 09/30/14                                  1,320          1,258
         4.875%, 10/01/10                                  1,735          1,697
   Telefonos de Mexico
         5.500%, 01/27/15                                  1,510          1,473
         4.750%, 01/27/10                                    703            689
   Verizon Global Funding
         6.875%, 06/15/12                                    465            503
         5.850%, 09/15/35                                  1,778          1,684
                                                                    -----------
                                                                         45,957
                                                                    -----------

UTILITIES -- 1.3%
   American Electric Power, Ser C
         5.375%, 03/15/10                                  3,402          3,425
   Arizona Public Services
         8.000%, 12/30/15                                    890            973
   Cleveland Electric Illumination
         5.650%, 12/15/13                                    330            334

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Cogentrix Energy (C)
         8.750%, 10/15/08                            $     6,200    $     6,871
   Dominion Resources
         5.700%, 09/17/12                                  2,290          2,325
         4.750%, 12/15/10 (K)                                740            721
         4.125%, 02/15/08 (K)                                250            245
   Dominion Resources, Ser B
         5.950%, 06/15/35                                    925            888
   Dominion Resources, Ser D
         5.125%, 12/15/09                                    850            845
   Duke Energy
         6.250%, 01/15/12                                    460            483
         5.625%, 11/30/12                                    995          1,015
   Empresa Nacional Electric
         8.625%, 08/01/15                                  1,905          2,211
   Exelon (K)
         5.625%, 06/15/35                                  2,110          1,941
   FPL Energy American Wind (C)
         6.639%, 06/20/23                                  5,159          5,356
   FirstEnergy, Ser A
         5.500%, 11/15/06                                  2,050          2,059
   FirstEnergy, Ser B
         6.450%, 11/15/11                                    380            400
   FirstEnergy, Ser C
         7.375%, 11/15/31                                  6,190          7,120
   Hydro-Quebec, Ser JL
         6.300%, 05/11/11                                  1,050          1,120
   Oncor Electric Delivery
         6.375%, 01/15/15                                    460            486
   PSE&G Power
         8.625%, 04/15/31                                    895          1,143
   Pacific Gas & Electric
         6.050%, 03/01/34                                  5,305          5,361
   Pepco Holdings
         6.450%, 08/15/12                                  1,195          1,252
   Power Contract Financing (C)
         5.200%, 02/01/06                                  1,303          1,303
   Public Service
         7.875%, 10/01/12                                  2,070          2,400
   Sonat
         7.625%, 07/15/11                                  2,880          2,873
   TXU Energy
         7.000%, 03/15/13                                    460            487
   TXU, Ser R (K)
         6.550%, 11/15/34                                  4,705          4,361
   Tenaska Viginia Partners (C)
         6.119%, 03/30/24                                    311            321
                                                                    -----------
                                                                         58,319
                                                                    -----------

Total Corporate Obligations
   (Cost $1,529,310) ($ Thousands)                                    1,532,116
                                                                    -----------


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005      71

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

CORE FIXED INCOME FUND (Continued)

November 30, 2005

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

U.S. GOVERNMENT MORTGAGE-BACKED
OBLIGATIONS -- 29.8%
   FHLMC
         9.750%, 10/01/14                            $        16    $        17
         9.000%, 12/01/05                                     --             --
         8.500%, 09/01/08 to 04/01/09                        124            128
         7.500%, 11/01/17 to 06/01/32                      1,587          1,670
         7.000%, 11/01/15 to 06/01/32                      1,868          1,946
         6.500%, 10/01/16 to 10/01/31                      7,948          8,177
         6.000%, 01/01/13 to 12/01/33                     11,663         11,879
         5.500%, 09/01/13 to 02/01/35                     39,355         39,335
         5.000%, 09/01/19 to 09/01/35                     77,481         75,788
         4.500%, 11/01/14 to 08/01/35                     26,532         24,923
         4.000%, 05/01/19 to 10/01/33                      2,505          2,268
   FHLMC TBA
         6.000%, 01/01/34                                 31,972         32,152
         5.000%, 12/01/35                                  7,900          7,596
   FNMA
         8.000%, 04/01/08 to 07/01/31                      1,052          1,125
         7.500%, 06/01/30
         7.000%, 03/01/09 to 04/01/32                      5,192          5,406
         6.500%, 05/01/17 to 12/01/34                     12,392         12,716
         6.000%, 06/01/14 to 09/01/34                     13,689         13,785
         5.500%, 04/01/14 to 06/01/35                     56,192         56,243
         5.000%, 01/01/18 to 11/01/20                     45,960         45,320
         4.950%, 07/01/15                                    105            104
         4.516%, 04/01/09                                  1,792          1,768
         4.500%, 06/01/18 to 12/25/35                     47,391         44,643
         4.000%, 10/01/18 to 11/01/20                      5,705          5,409
   FNMA ARM
         2.728%, 11/01/35                                  3,600          3,707
         1.146%, 11/01/35                                  3,494          3,481
         0.802%, 11/01/35                                  3,494          3,467
         0.424%, 11/01/35                                  3,595          3,548
         0.410%, 11/01/35                                  3,594          3,547
   FNMA TBA
         6.500%, 01/01/32 to 12/13/34                     58,416         59,793
         6.000%, 01/01/34 to 12/01/34                    113,698        114,277
         5.500%, 12/01/20 to 12/01/35                    232,841        229,310
         5.000%, 12/25/20 to 12/25/35                    278,164        267,877
   GNMA
         9.500%, 12/15/20                                     28             32
         7.000%, 04/15/26 to 09/15/34                     11,561         12,141
         6.500%, 06/15/11 to 07/15/35                     28,869         30,004
         6.000%, 03/15/14 to 02/15/35                     94,432         95,960
         5.500%, 04/15/14 to 12/15/32                        601            605
         5.000%, 05/15/33 to 11/15/35                     57,905         56,714
         3.750%, 05/20/34                                  7,313          7,183
   GNMA TBA
         6.000%, 12/01/33                                 30,000         30,450
                                                                    -----------

Total U.S. Government Mortgage-Backed Obligations
   (Cost $1,320,622) ($ Thousands)                                    1,314,494
                                                                    -----------

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS -- 25.2%
   U.S. Treasury Bonds
         9.250%, 02/15/16                            $     3,025    $     4,156
         8.875%, 08/15/17 (K)                              3,800          5,221
         8.125%, 08/15/19                                    677            905
         7.250%, 05/15/16                                  3,397          4,127
         7.125%, 02/15/23                                  4,442          5,638
         6.750%, 08/15/26 (K)                              5,763          7,216
         6.250%, 08/15/23 to 05/15/30 (K)                 74,967         89,683
         6.125%, 11/15/27 to 08/15/29 (K)                 14,737         17,412
         6.000%, 02/15/26 (K)                             24,563         28,314
         5.375%, 02/15/31 (K)                             25,648         28,181
         3.875%, 04/15/29 (D)                              4,246          5,585
         3.625%, 04/15/28 (D) (K)                         30,777         38,736
         2.375%, 01/15/25 (D) (K)                         22,505         23,168
   U.S. Treasury Notes
         6.500%, 10/15/06                                    330            336
         5.000%, 08/15/11 (K)                            103,308        106,234
         4.500%, 11/15/10 to 11/15/15 (K)                 80,082         80,259
         4.375%, 11/15/08 (K)                              5,778          5,772
         4.250%, 11/30/07                                 39,469         39,343
         4.250%, 01/15/10 (D) (K)                          1,521          1,652
         4.250%, 10/31/07 to 08/15/15 (K)                110,795        109,150
         4.125%, 08/15/08 to 05/15/15 (K)                 50,991         50,266
         4.000%, 08/31/07 to 02/15/15 (K)                 54,902         54,150
         3.875%, 09/15/10 (K)                             17,000         16,588
         3.750%, 05/15/08 (K)                             23,148         22,794
         3.500%, 08/15/09 to 02/15/10 (K)                110,710        106,980
         3.375%, 01/15/07 to 01/15/12 (D)                  2,022          2,057
         3.375%, 02/15/08 to 10/15/09 (K)                126,711        122,769
         3.125%, 09/15/08                                    110            106
         3.125%, 10/15/08 (K)                              2,230          2,153
         2.000%, 07/15/14 (D) (K)                          9,153          9,059
         1.875%, 07/15/13 to 07/15/15 (D) (K)             43,526         42,604
         1.625%, 01/15/15 (D) (K)                         13,160         12,611
         0.875%, 04/15/10 (D) (K)                          6,072          5,766
   U.S. Treasury STRIPS (A) (K)
         5.865%, 11/15/21                                 23,570         10,887
         4.243%, 08/15/09                                 63,673         54,170
                                                                    -----------

Total U.S. Treasury Obligations
   (Cost $1,116,822) ($ Thousands)                                    1,114,048
                                                                    -----------

ASSET-BACKED SECURITIES -- 24.8%

AUTOMOTIVE -- 1.5%
   AESOP Funding, Ser 2003-4A, Cl A1 (C) (F)
         4.389%, 08/20/07                                 12,000         12,014
   AmeriCredit Automobile Receivables
      Trust, Ser 2003-DM, Cl A4
         2.840%, 08/06/10                                  4,457          4,375


--------------------------------------------------------------------------------
72      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   AmeriCredit Automobile Receivables
      Trust, Ser 2005-CF, Cl A3
         4.470%, 05/06/10                            $     1,563    $     1,554
   AmeriCredit Automobile Receivables
      Trust, Ser 2005-DA, Cl A2
         4.750%, 11/06/08                                  1,814          1,814
   Capital Auto Receivables Asset Trust,
      Ser 2002-3, Cl A3
         3.580%, 10/16/06                                  1,373          1,371
   Capital Auto Receivables Asset Trust,
      Ser 2004-1, Cl A3
         2.000%, 11/15/07                                  1,469          1,449
   Capital Auto Receivables Asset Trust,
      Ser 2004-2, Cl A2
         3.350%, 02/15/08                                    781            769
   Capital Auto Receivables Asset Trust,
      Ser 2005-SN1A, Cl A1 (F) (J) (L) (M)
         3.327%, 05/15/06                                  5,572          5,572
   Chase Manhattan Auto Owner Trust,
      Ser 2003-A, Cl A4
         2.060%, 12/15/09                                  1,262          1,227
   Chase Manhattan Auto Owner Trust,
      Ser 2004-A, Cl A3
         2.080%, 05/15/08                                  2,853          2,819
   Chesapeake Funding, Ser 2003-1,
      Cl A1 (F)
         4.340%, 08/07/08                                  2,849          2,849
   DaimlerChrysler Auto Trust,
      Ser 2004-B, Cl A3
         3.180%, 09/08/08                                  2,041          2,019
   Drive Time Auto Owner Trust,
      Ser 2005-B, Cl A1 (F) (J) (L) (M)
         4.140%, 12/15/05                                    892            892
   Ford Credit Auto Owner Trust,
      Ser 2005-A, Cl A2
         3.080%, 07/15/07                                     82             81
   Ford Credit Auto Owner Trust,
      Ser 2005-A, Cl A3
         3.480%, 11/15/08                                 10,666         10,523
   Ford Credit Auto Owner Trust,
      Ser 2005-B, Cl A3
         4.170%, 01/15/09                                  1,657          1,643
   Goldman Sachs Auto Loan Trust,
      Ser 2005-1, Cl A3
         4.450%, 05/17/10                                  1,424          1,414
   Honda Auto Receivables Trust,
      Ser 2003-5, Cl A3
         2.300%, 10/18/07                                  1,040          1,030
   Household Automotive Trust,
      Ser 2005-3, Cl A2
         4.700%, 01/20/09                                  1,500          1,499

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Hyundai Auto Receivables Trust,
      Ser 2005-A, Cl A4
         4.180%, 02/15/12                            $     1,435    $     1,407
   Nissan Auto Lease Trust,
      Ser 2005-A, Cl A2
         4.610%, 01/15/08                                  1,588          1,585
   Nissan Auto Receivables Owner
      Trust, Ser 2005-B, Cl A2
         3.750%, 09/17/07                                    852            849
   Triad Auto Receivables Owner Trust,
      Ser 2005-B, Cl A3
         4.280%, 06/14/10                                    909            900
   USAA Auto Owner Trust,
      Ser 2005-3, Cl A2
         4.520%, 06/16/08                                  1,557          1,553
   WFS Financial Owner Trust,
      Ser 2005-3, Cl A4
         4.390%, 05/17/13                                  2,216          2,185
   Wachovia Auto Owner Trust,
      Ser 2005-B, Cl A2
         4.820%, 02/20/09                                  2,669          2,669
                                                                    -----------
                                                                         66,062
                                                                    -----------

CREDIT CARDS -- 1.4%
   Advanta Business Card Master Trust,
      Ser 2005-A4, Cl A4
         4.750%, 01/20/11                                  1,051          1,050
   Cabela's Master Credit Card Trust,
      Ser 2005-1A, Cl A1
         4.970%, 10/15/13                                  3,240          3,241
   Capital One Master Trust,
      Ser 2001-3A, Cl A
         5.450%, 03/16/09                                  4,416          4,434
   Capital One Multi-Asset Execution
      Trust, Ser 2005, Cl A2
         4.050%, 02/15/11                                  1,904          1,873
   Captial One Multi-Asset Execution
      Trust, Ser 2005-A8, Cl A
         4.400%, 08/15/11                                  5,284          5,229
   Chase Issuance Trust,
      Ser 2004-A9, Cl A9
         3.220%, 06/15/10                                  7,925          7,704
   Citibank Credit Card Issuance Trust,
      Ser 2000-A3, Cl A3
         6.875%, 11/16/09                                    585            608
   Citibank Credit Card Issuance Trust,
      Ser 2003-A2, Cl A2
         2.700%, 01/15/08                                    542            541
   Citibank Credit Card Issuance Trust,
      Ser 2003-A3, Cl A3
         3.100%, 03/10/10                                    700            674


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005      73

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

CORE FIXED INCOME FUND (Continued)

November 30, 2005

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Citibank Credit Card Issuance Trust,
      Ser 2004-A1, Cl A1
         2.550%, 01/20/09                          $       9,724  $       9,482
   Citibank Credit Card Issuance Trust,
      Ser 2004-A4, Cl A4
         3.200%, 08/24/09                                  9,950          9,681
   Citibank Credit Card Issuance Trust,
      Ser 2005-B1, Cl B1
         4.400%, 09/15/10                                  1,204          1,185
   MBNA Credit Card Master Note Trust,
      Ser 2003-A6, Cl A6
         2.750%, 10/15/10                                  5,750          5,480
   MBNA Credit Card Master Note Trust,
      Ser 2004-A4, Cl A4
         2.700%, 09/15/09                                  7,075          6,878
   MBNA Credit Card Master Note Trust,
      Ser 2005-A1, Cl A1
         4.200%, 09/15/10                                  4,133          4,080
                                                                  -------------
                                                                         62,140
                                                                  -------------

MORTGAGE RELATED SECURITIES -- 21.1%
   ABS Home Equity Loan Trust,
      Ser 2001-HE3, Cl A1 (F)
         4.390%, 11/15/31                                    825            825
   AFC Home Equity Loan Trust,
      Ser 2000-1, Cl 2A (F)
         4.434%, 03/25/30                                  6,202          6,209
   Ameriquest Mortgage Securities,
      Ser 2004-R12, Cl A3 (F)
         4.471%, 01/25/35                                  1,055          1,058
   Amortizing Residential Collateral Trust
      CMO, Ser 2002-BC1, Cl A (F)
         4.531%, 01/25/32                                  1,419          1,421
   Asset Securitization,
      Ser 1996-D2, Cl A1
         6.920%, 02/14/29                                  2,722          2,740
   Atlantic City Electric Transition
      Funding, Ser 2003-1 Cl A1
         2.890%, 07/20/11                                    318            307
   Banc of America Commercial
      Mortgage, Ser 2003-1, Cl A1
         3.878%, 09/11/36                                  8,291          7,965
   Banc of America Commercial
      Mortgage, Ser 2004-6, Cl A3
         4.512%, 12/10/42                                  5,620          5,423
   Banc of America Commercial
      Mortgage, Ser 2005-3, Cl A4
         4.668%, 07/10/43                                 12,400         11,837
   Banc of America Commercial
      Mortgage, Ser 2005-5, Cl A4
         5.115%, 09/10/15                                  1,190          1,173

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Banc of America Funding,
      Ser 2005-B, Cl 2A1
         5.137%, 04/20/35                          $       8,155  $       8,099
   Bank of America Alternative Loan
      Trust, Ser 2004-5, Cl 4A1
         5.000%, 06/25/19                                  2,451          2,429
   Bank of America Alternative Loan
      Trust, Ser 2004-6, Cl 4A1
         5.000%, 07/25/19                                  2,702          2,637
   Bank of America Mortgage Securities,
      Ser 2003-1, Cl 2A4
         5.000%, 02/25/18                                  5,499          5,384
   Bear Stearns Commercial Mortgage
      Securities, Ser 2004-WPR6, Cl A6
         4.825%, 11/11/41                                  5,995          5,799
   Bear Stearns Commercial Mortgage
      Securities, Ser 2005-PWR8, Cl AAB
         4.581%, 06/11/41                                  2,777          2,669
   Bear Stearns Commercial Mortgage
      Securities, Ser 2005-PWR9, Cl A4A
         4.871%, 09/11/42                                  2,640          2,559
   Blue Heron Funding,
      Ser 9A, Cl A1 (F) (J) (L) (M)
         4.221%, 12/27/05                                 19,485         19,485
   CCN Independence IV (F) (J) (L) (M)
         4.190%, 12/15/05                                  6,820          6,820
   CDC Mortgage Capital Trust,
      Ser 2003-HE2, Cl A (F)
         4.541%, 10/25/33                                    442            442
   CIGNA CBO, Ser 1996-1, Cl A2 (C)
         6.460%, 11/15/08                                  5,771          5,869
   CSFB, Ser 1997-C2, Cl AX
         1.341%, 01/17/35                                     41              1
   CSFB, Ser 1998-C2, Cl A2
         6.300%, 11/11/30                                  3,720          3,840
   CSFB, Ser 2001-MH29, Cl A
         5.600%, 09/25/31                                  1,396          1,344
   CSFB, Ser 2002-CKS4, Cl A2
         5.183%, 11/15/36                                  2,114          2,112
   CSFB, Ser 2003-CPN1, Cl A2
         4.597%, 03/15/35                                    513            497
   CSFB, Ser 2004-C2, Cl A1
         3.819%, 05/15/36                                 12,260         11,607
   Carrington Mortgage Loan Trust,
      Ser 2005-OPT2, Cl A1B (F)
         4.341%, 05/25/35                                  1,216          1,216
   Chase Funding Mortgage Loan,
      Ser 2002-1, Cl 2A2 (F)
         4.441%, 03/25/32                                  2,522          2,528


--------------------------------------------------------------------------------
74      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Cheyne High Grade, Ser 2004-1A,
      Cl AM1 (F) (J) (L) (M)
         4.330%, 02/10/06                          $       9,742  $       9,742
   Citigroup/Deutsche Bank Commercial
      Mortgage, Ser 2005-CD1, Cl A3
         5.225%, 09/15/20                                  1,860          1,861
   Commercial Mortgage Pass-Through
      Certificate, Ser 1999-1, Cl E
         7.226%, 05/15/32                                    784            829
   Commercial Mortgage Pass-Through
      Certificate, Ser 2000-C1, Cl C
         7.706%, 08/15/33                                    637            697
   Commercial Mortgage Pass-Through
      Certificate, Ser 2005-C6, Cl A5A
         5.116%, 06/10/44                                  2,890          2,849
   Commodore, Ser 2003-2A, Cl A1MM
      (F) (J) (L) (M)
         3.914%, 12/12/05                                  8,963          8,963
   Conseco Finance Home Loan Trust,
      Ser 2000-E, Cl M1
         8.130%, 08/15/31                                  5,366          5,608
   Conseco Finance Securitization,
      Ser 2000-4, Cl A5
         7.970%, 05/01/32                                  2,800          2,202
   Conseco Finance Securitization,
      Ser 2000-4, Cl A6
         8.310%, 05/01/32                                    950            765
   Conseco Finance, Ser 2001-A,
      Cl IIB1
         10.300%, 03/15/32                                 2,800          2,881
   Contimortgage Home Equity Loan
      Trust, Ser 1997-2, Cl A9
         7.090%, 04/15/28                                    140            140
   Contimortgage Home Equity Loan
      Trust, Ser 1997-5, Cl A6
         6.870%, 03/15/24                                    430            428
   Countrywide Alternative Loan Trust,
      Ser 2004-27CB, Cl A1
         6.000%, 12/25/34                                  5,341          5,348
   Countrywide Alternative Loan Trust,
      Ser 2004-J1, Cl 1A1
         6.000%, 02/25/34                                  1,436          1,435
   Countrywide Alternative Loan Trust,
      Ser 2004-J6, Cl 2A1
         6.500%, 11/25/31                                  5,074          5,131
   Countrywide Alternative Loan Trust,
      Ser 2005-27, Cl 2A1 (F)
         4.369%, 08/25/35                                  8,451          8,451
   Countrywide Alternative Loan Trust,
      Ser 2005-27, Cl 3A2 (F)
         4.119%, 08/25/35                                  7,085          7,114

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Countrywide Alternative Loan Trust,
      Ser 2005-56, Cl 4A1
         4.501%, 11/25/35                          $      17,396  $      17,392
   Countrywide Alternative Loan Trust,
      Ser 2005-59, Cl 1A1
         4.489%, 11/20/35                                 19,257         19,288
   Countrywide Alternative Loan Trust,
      Ser 2005-59, Cl 2X
         1.524%, 11/20/35                                 38,868          1,555
   Countrywide Alternative Loan Trust,
      Ser 2005-72, Cl A1 (F)
         4.410%, 11/25/35                                  8,820          8,820
   Countrywide Alternative Loan Trust,
      Ser 2005-J4, Cl 2A1B (F)
         4.311%, 07/25/35                                  1,349          1,348
   Countrywide Asset-Backed
      Certificates, Ser 2001-BC3, Cl A (F)
         4.431%, 12/25/31                                    178            178
   Countrywide Asset-Backed
      Certificates, Ser 2003-C2, Cl 2A1 (F)
         4.491%, 06/25/33                                  2,516          2,520
   Countrywide Asset-Backed
      Certificates, Ser 2004-3N, Cl NOTE (C) (F)
         4.391%, 05/25/09                                  1,519          1,519
   Countrywide Asset-Backed
      Certificates, Ser 2005-11, Cl AF1
         4.371%, 02/25/36                                 11,109         11,111
   Countrywide Home Equity Loan Trust,
      Ser 2001-A, Cl A (F)
         4.360%, 04/15/27                                  2,432          2,432
   Countrywide Home Equity Loan Trust,
      Ser 2004-K, Cl A2 (F)
         4.420%, 02/15/34                                  4,834          4,844
   Countrywide Home Equity Loan Trust,
      Ser 2005-F, Cl 2A
         4.360%, 12/15/35                                 16,977         16,982
   Countrywide Home Equity Loan Trust,
      Ser 2005-H, Cl 2A
         4.360%, 12/15/35                                 16,544         16,544
   Countrywide Home Loans,
      Ser 2005-R3, Cl AF
         4.591%, 09/25/35                                 16,604         16,604
   Credit Suisse First Boston,
      Ser 2004-C1, Cl A4
         4.750%, 01/15/37                                  2,891          2,790
   Criimi Mae Commercial Mortgage,
      Ser 1998-C1, Cl A2 (C)
         7.000%, 06/02/33                                  4,200          4,268


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005      75

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

CORE FIXED INCOME FUND (Continued)

November 30, 2005

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   DLJ Commercial Mortgage,
      Ser 1999-CG2, Cl A1B
         7.300%, 06/10/32                          $       3,600  $       3,850
   DSLA Mortgage Loan Trust,
      Ser 2004-AR2, Cl A2B (F)
         4.559%, 11/19/44                                 11,265         11,259
   Delta Funding Home Equity Loan,
      Ser 1999-3, Cl A1A (F)
         4.530%, 09/15/29                                    788            788
   Detroit Edison Securitization Funding,
      Ser 2001-1, Cl A3
         5.875%, 03/01/10                                  1,368          1,384
   Deutsche Mortgage And Asset
      Receiving, 1998-C1, CL A2
         6.538%, 06/15/31                                  7,208          7,392
   Duke Funding, Ser 2004-6B,
      Cl A1S1 (F) (J) (L) (M)
         4.185%, 01/09/06                                 14,614         14,614
   EMC Mortgage Loan Trust,
      Ser 2002-AA, Cl A1 (C) (F)
         4.661%, 05/25/39                                  2,205          2,216
   EQCC Trust, Ser 2002-1, Cl 2A (F)
         4.494%, 11/25/31                                    751            751
   Equivantage Home Equity Loan Trust,
      Ser 1997-2, Cl A3
         7.775%, 07/25/28                                    683            681
   First Horizon, Ser 2004-HE2, Cl A (F)
         4.411%, 02/25/34                                  4,443          4,446
   First Union National Bank,
      Ser 2001-C3, Cl A3
         6.423%, 08/15/33                                    896            947
   First Union National Bank,
      Ser 2001-C4, Cl B
         6.417%, 12/12/33                                    909            966
   First Union-Lehman Brothers,
      Ser 1997-C2, Cl X, IO
         1.239%, 11/18/29                                      2             --
   Fleet Home Equity Trust,
      Ser 2001-1, Cl A (F)
         4.369%, 05/20/31                                    366            365
   GE Capital Commercial Mortgage,
      Ser 2002-2A, Cl A3
         5.349%, 08/11/36                                  1,983          2,001
   GE Capital Mortgage Services,
      Ser 1997-HE3, Cl A6
         6.720%, 10/25/27                                    587            585
   GMAC Commercial Mortgage
      Securities, Ser 1999-C3, Cl A2
         7.179%, 08/15/36                                      9             10
   GMAC Commercial Mortgage
      Securities, Ser 2000-C2, Cl A2
         7.455%, 08/16/33                                  5,180          5,616

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   GMAC Commercial Mortgage
      Securities, Ser 2002-C2, Cl A3
         5.713%, 10/15/38                          $         656  $         675
   GMAC Commercial Mortgage
      Securities, Ser 2004-C1, Cl A1
         3.118%, 03/10/38                                    880            853
   GMAC Commercial Mortgage
      Securities, Ser 2004-C2, Cl A1
         3.896%, 08/10/38                                    376            368
   GMAC Commercial Mortgage
      Securities, Ser 2003-C3, Cl A4
         5.023%, 04/10/40                                  1,846          1,817
   GS Mortgage Securities,
      Ser 1998-GLII, Cl A2
         6.562%, 04/13/31                                  5,064          5,224
   GS Mortgage Securities,
      Ser 2005-GG4, Cl AABA
         4.680%, 07/10/39                                  5,800          5,621
   GSAMP Trust, Ser 2003-SEA,
      Cl A1 (F)
         4.591%, 02/25/33                                  4,504          4,524
   Green Tree Financial, Ser 1996-5,
      Cl A6
         7.750%, 07/15/27                                  1,316          1,384
   Green Tree Financial, Ser 1998-6,
      Cl A6
         6.270%, 06/01/30                                    584            587
   Greenwich Capital Commercial
      Funding, Ser 2005-GG5, Cl AAB
         5.190%, 04/10/37                                  2,651          2,640
   Harborview Mortgage Loan Trust,
      Ser 2005-01, Cl X, IO
         0.629%, 03/19/35                                 38,088          1,012
   Harborview Mortgage Loan Trust,
      Ser 2005-10, Cl X, IO (H)
         0.683%, 11/19/35                                 48,188          1,521
   Harborview Mortgage Loan Trust,
      Ser 2005-12, Cl X2B, IO (H)
         0.444%, 10/19/35                                 44,000          1,292
   Harwood Street Funding II,
      Ser 2005-1A, Cl NOTE (F) (J) (L) (M)
         4.241%, 12/27/05                                 19,485         19,485
   Heller Financial Commercial
      Mortgage, Ser 1999-PH1, Cl C
         7.048%, 05/15/31                                    239            252
   Home Equity Mortgage Trust,
      Ser 2005-4, Cl A2A
         4.301%, 01/25/36                                 14,047         14,046
   IMPAC CMB Trust, Ser 2003-12,
      Cl A1 (F)
         4.571%, 12/25/33                                  4,376          4,380


--------------------------------------------------------------------------------
76      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Illinois Power Special Purpose Trust,
      Ser 1198-1, Cl A6
         5.540%, 06/25/09                          $       1,783  $       1,793
   Indymac Indx Mortgage Loan Trust,
      Ser 2004-AR12, Cl AX2, IO (H)
         0.931%, 12/25/34                                 32,774            932
   JP Morgan Chase Commercial
      Mortgage, Ser 1997-C5, Cl X, IO
         1.425%, 09/15/29                                    126              4
   JP Morgan Chase Commercial
      Mortgage, Ser 2004-C3, Cl A2
         4.223%, 01/15/42                                 12,948         12,559
   JP Morgan Chase Commercial
      Mortgage, Ser 2005-CB12, Cl A4
         4.895%, 09/12/37                                    530            514
   JP Morgan Chase Commercial
      Mortgage, Ser 2005-LDP4, Cl A4
         4.918%, 10/15/42                                  6,200          6,021
   JP Morgan Mortgage Trust,
      Ser 2004-A5, Cl 4A2
         4.850%, 12/25/34                                  9,709          9,605
   JP Morgan Mortgage Trust,
      Ser 2004-A5, Cl 4A4
         4.870%, 12/25/34                                 11,500         11,148
   JP Morgan Mortgage Trust,
      Ser 2005-A3, Cl 11A2
         4.514%, 06/25/35                                 13,016         12,301
   LB Commercial Conduit Mortgage,
      Ser 1999-C2, Cl A1
         7.105%, 10/15/32                                    480            486
   LB-UBS Commercial Mortgage Trust,
      Ser 1999-C2, Cl B
         7.425%, 10/15/32                                    361            390
   LB-UBS Commercial Mortgage Trust,
      Ser 2003-C7, Cl A4
         4.931%, 09/15/35                                    790            776
   LB-UBS Commercial Mortgage Trust,
      Ser 2005-C2, Cl A1
         4.590%, 04/15/30                                    502            499
   LB-UBS Commercial Mortgage Trust,
      Ser 2005-C7, Cl A2
         5.103%, 11/15/30                                  2,500          2,495
   Lehman XS Trust, Ser 2005-5N,
      Cl 1A1 (F)
         4.491%, 11/25/35                                 17,078         17,078
   Lehman XS Trust, Ser 2005-7N,
      Cl 1A1B (F)
         4.520%, 12/25/35                                  8,820          8,820
   MLCC Mortgage Investors,
      Ser 2004-B, Cl A3 (F)
         5.520%, 05/25/29                                  3,189          3,236

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Master Adjustable Rate Mortgages
      Trust, Ser 2004-13, Cl 3A7A (F)
         3.790%, 11/21/34                          $      11,650  $      11,238
   Master Alternative Loans Trust,
      Ser 2004-4, Cl 1A1
         5.500%, 05/25/34                                  3,862          3,735
   Master Asset Backed Securities Trust,
      Ser 2004-FRE1, Cl A2
         4.531%, 07/25/34                                  1,644          1,647
   Master Asset Backed Securities Trust,
      Ser 2004-OPT2, Cl A2
         4.541%, 09/25/34                                    444            445
   Master Asset Backed Securities Trust,
      Ser 2005-AB1, Cl A1B
         5.143%, 11/25/35                                  2,497          2,493
   Master Reperforming Loan Trust,
      Ser 2005-1, Cl 1A1 (C)
         6.000%, 08/25/34                                  6,880          6,887
   Merrill Lynch Mortgage Investors,
      Ser 1996-C2, Cl A3
         6.960%, 11/21/28                                  1,240          1,249
   Merrill Lynch Mortgage Investors,
      Ser 1998-C1, Cl A1
         6.310%, 11/15/26                                    262            263
   Merrill Lynch Mortgage Investors,
      Ser 2004-A1, Cl 4A (F)
         5.348%, 02/25/34                                  9,994          9,822
   Merrill Lynch Mortgage Trust,
      Ser 2003-KEY1, Cl A3
         4.893%, 11/12/35                                    480            473
   Merrill Lynch Mortgage Trust,
      Ser 2005-CIP1, Cl A4
         5.047%, 07/12/38                                  4,026          3,952
   Merrill Lynch Mortgage Trust,
      Ser 2005-KEY1, Cl A4
         5.236%, 11/12/35                                  6,610          6,585
   Merrill Lynch Mortgage Trust,
      Ser 2005-MCP1, Cl A4
         4.747%, 06/12/43                                  6,750          6,481
   Metropolitan Asset Funding,
      Ser 1997-B, Cl A1D (C)
         7.130%, 03/20/12                                    551            550
   Mid-State Trust, Ser 11, Cl A1
         4.864%, 07/15/38                                  4,015          3,780
   Money Store SBA Loan Trust,
      Ser 1999-1, Cl A (F)
         4.800%, 07/15/25                                    304            302
   Morgan Stanley Capital I,
      Ser 2004-HQ4, Cl A2
         3.920%, 04/14/40                                  1,380          1,348
   Morgan Stanley Capital I,
      Ser 2004-WMC2, Cl A2
         4.551%, 07/25/34                                  2,112          2,112


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005      77

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

CORE FIXED INCOME FUND (Continued)

November 30, 2005

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Morgan Stanley Capital I,
      Ser 2005-HQ6, Cl A4A (K)
         4.989%, 08/13/42                          $       4,630  $       4,524
   Morgan Stanley Dean Witter Capital I,
      Ser 2005-IQ10, Cl AAB
         5.178%, 09/15/42                                  3,190          3,179
   Morgan Stanley Dean Witter Capital,
      Ser 2000-LIF2, Cl A2
         7.200%, 10/15/33                                  5,075          5,476
   Morgan Stanley Dean Witter Capital,
      Ser 2000-LIFE, Cl A2
         7.570%, 11/15/36                                  3,500          3,790
   Morgan Stanley, Ser 2003-NC8,
      Cl A2 (F)
         4.551%, 09/25/33                                  1,005          1,006
   Nationslink Funding,
      Ser 1999-1, Cl 2
         6.316%, 01/20/31                                  6,458          6,655
   New Century Home Equity Loan
      Trust, Ser 2005-B, Cl A2A
         4.311%, 10/25/35                                 17,300         17,300
   Nomura Asset Securities,
      Ser 1996-MD5, Cl A1B
         7.120%, 04/13/39                                  3,000          3,020
   Northstar Education Finance,
      Ser 2005-1, Cl A5
         4.740%, 01/01/43                                  1,788          1,778
   Novastar Home Equity Loan,
      Ser 1998-2, Cl A2 (F)
         4.273%, 08/25/28                                    405            405
   Novastar Home Equity Loan,
      Ser 2005-2, Cl A2B
         4.341%, 10/25/35                                  1,218          1,218
   Oakwood Mortgage Investors,
      Ser 2002-C, Cl A, IO
         6.000%, 08/15/10                                  9,031          1,569
   Oncor Electric Delivery Transition
      Bond, Ser 2003-1, Cl A2
         4.030%, 02/15/12                                  3,130          3,062
   Option One Mortgage Loan Trust,
      Ser 2001-4, Cl A (F)
         4.791%, 01/25/32                                  1,194          1,194
   Orchid Structured Finance,
      Ser 2003-1A, Cl A1MM (F) (J) (L) (M)
         4.518%, 02/20/06                                 15,973         15,973
   Origen Manufactured Housing,
      Ser 2002-A, Cl A1 (F)
         4.360%, 05/15/32                                    104            104
   PG&E Energy Recovery Funding,
      Ser 2005-2, Cl A1
         4.850%, 06/25/11                                  4,056          4,059

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Park Place Securities NIM Trust,
      Ser MM1, Cl AM4 (F) (J) (L) (M)
         4.231%, 12/27/05                          $      19,074  $      19,074
   Peco, Ser 2001-A, Cl A1
         6.520%, 12/31/10                                  4,191          4,455
   QFA Royalties, Ser 2005-1, Cl NT
         7.300%, 02/20/25                                    705            698
   RMAC, Ser 2004-NS3A,
      Cl A1 (F) (J) (L) (M)
         4.115%, 12/12/05                                  6,376          6,376
   Renaissance Home Equity Loan
      Trust, Ser 2004-3, Cl AF-2
         3.574%, 11/25/34                                  5,958          5,910
   Residential Asset Mortgage Products,
      Ser 2003-RS3, Cl AII
         4.551%, 04/25/33                                    495            497
   Residential Asset Mortgage Products,
      Ser 2004-SL1, Cl A8
         6.500%, 11/25/31                                  3,541          3,596
   Residential Asset Mortgage Products,
      Ser 2004-SL3, Cl A2
         6.500%, 12/25/31                                  5,704          5,783
   Residential Asset Securities,
      Ser 2002-KS7, Cl A2 (F)
         4.561%, 11/25/32                                  3,220          3,227
   Residential Asset Securitization Trust,
      Ser 2004-IP2, Cl 2A1
         5.242%, 12/25/34                                  6,807          6,798
   Residential Funding Mortgage
      Securities, Ser 2000-HI1, Cl AI7
         8.290%, 02/25/25                                  4,664          4,649
   Residential Funding Mortgage
      Securities, Ser 2005-HS1, Cl AI1
         4.314%, 09/25/35                                 16,198         16,143
   Saturn Ventures II (F) (J) (L) (M)
         4.150%, 12/07/05                                 19,485         19,485
   Securitized Asset Backed
      Receivables LLC, Ser 2005-FR4, Cl A3
         4.391%, 01/25/36                                  7,527          7,527
   Specialty Underwriting & Residential
      Finance, Ser 2005-BC4, Cl A2A
         4.587%, 01/25/20                                  2,865          2,865
   Start, Ser 2003-1, Cl X
         1.620%, 01/21/10                                  5,537          5,526
   Start, Ser 2003-2, Cl X (F)
         4.600%, 01/21/09                                  2,605          2,605
   Structured Adjustable Rate Mortgage
      Loan, Ser 2005-19XS, Cl 1A1 (F)
         4.511%, 10/25/35                                 22,574         22,590
   TIAA Real Estate, Ser 2003-1A,
      Cl A1 (F) (J) (L) (M)
         4.230%, 12/28/05                                 12,581         12,581


--------------------------------------------------------------------------------
78      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Terwin Mortgage Trust,
      Ser 2005-9HGS, Cl A1 (C)
         4.000%, 08/25/35                          $      11,224  $      11,213
   Thornburg Mortgage Securities Trust,
      Ser 2005-3, Cl 2A1
         4.431%, 10/25/35                                 17,388         17,383
   Wachovia Bank Commercial
      Mortgage Trust, Ser 2003-C6,
      Cl A3
         4.957%, 08/15/35                                    840            830
   Wachovia Bank Commercial
      Mortgage Trust, Ser 2003-C8,
      Cl A3
         4.445%, 11/15/35                                    931            903
   Wachovia Bank Commercial
      Mortgage Trust, Ser 2004-C12,
      Cl A4
         5.411%, 07/15/41                                  1,066          1,069
   Wachovia Bank Commercial
      Mortgage Trust, Ser 2004-C15,
      Cl A4
         4.803%, 10/15/41                                  2,121          2,040
   Wachovia Bank Commercial
      Mortgage Trust, Ser 2005-C17,
      Cl A4
         5.083%, 03/15/42                                  2,988          2,939
   Wachovia Bank Commercial
      Mortgage Trust, Ser 2005-C18,
      Cl APB
         4.807%, 04/15/42                                  1,226          1,196
   Wachovia Bank Commercial
      Mortgage Trust, Ser 2005-C19,
      Cl APB
         4.621%, 05/15/44                                  1,559          1,498
   Wachovia Bank Commercial
      Mortgage Trust, Ser 2005-C21,
      Cl A4
         5.274%, 10/15/44                                  2,668          2,664
   Washington Mutual Mortgage,
      Ser 2003-MS1, Cl 1A
         5.000%, 02/25/18                                  1,962          1,917
   Washington Mutual Mortgage,
      Ser 2003-MS2, Cl 3A1
         5.000%, 03/25/18                                  6,671          6,531
   Washington Mutual, Ser 2002-AR18,
      Cl A (F)
         4.120%, 01/25/33                                  3,462          3,450
   Washington Mutual, Ser 2005-AR13,
      Cl A1A1
         4.481%, 10/25/45                                 14,047         14,019
   Washington Mutual, Ser 2005-AR15,
      Cl A1A2
         4.446%, 11/25/45                                 17,500         17,503

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Washington Mutual, Ser 2005-AR16,
      Cl 1A4A
         5.132%, 12/25/35                          $      13,585  $      13,444
   Wells Fargo, Ser 2004-H, Cl A-1 (F)
         4.528%, 06/25/34                                  7,364          7,178
   Whitehawk CDO Funding,
      Ser 2004-1A, Cl AMMD (F) (J) (L) (M)
         3.890%, 12/15/05                                  4,871          4,871
   Whitehawk CDO Funding,
      Ser 2004-1A, Cl AMME (F) (J) (L) (M)
         3.890%, 12/15/05                                  2,923          2,923
                                                                  -------------
                                                                        930,773
                                                                  -------------

OTHER ASSET-BACKED SECURITIES -- 0.8%
   Comed Transitional Funding Trust,
      Ser 1998-1, Cl A7
         5.740%, 12/25/10                                    532            543
   Comed Transitional Funding Trust,
      Ser 2005-1, Cl A6
         5.630%, 06/25/09                                  3,099          3,119
   Embarcadero Aircraft, Ser 2000-A,
      Cl A1 (C) (F)
         4.595%, 08/15/25                                  4,800          3,220
   Encore Credit Receivables Trust,
      Ser 2005-3, Cl 2A1 (F)
         4.311%, 10/25/35                                  1,331          1,331
   MSDWCC Heloc Trust, Ser 2005-1,
      Cl A (F)
         4.381%, 07/25/17                                  1,768          1,768
   Massachusetts RRB Special Purpose
      Trust, Ser 2005-1, Cl A2
         3.780%, 09/15/10                                  1,340          1,316
   PG&E Energy Recovery Funding,
      Ser 2005-1, Cl A2
         3.870%, 06/25/11                                  1,424          1,400
   Peco Energy Transition Trust,
      Ser 1999-A, Cl A6
         6.050%, 03/01/09                                  3,527          3,561
   SLM Student Loan Trust,
      Ser 2003-11, Cl A5
         2.990%, 12/15/22                                  4,618          4,529
   SLM Student Loan Trust,
      Ser 2003-4, Cl A2 (F)
         3.910%, 12/17/12                                  2,826          2,825
   SLM Student Loan Trust, Ser 2004-1,
      Cl A2
         4.340%, 07/25/18                                  1,529          1,535
   SLM Student Loan Trust, Ser 2005-7,
      Cl A3
         4.410%, 07/25/25                                  1,886          1,869
   SLM Student Loan Trust, Ser 2005-8,
      Cl A4
         4.250%, 01/25/28                                  5,023          4,944


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005      79

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

CORE FIXED INCOME FUND (Continued)

November 30, 2005

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Stingray Pass-Through Trust (C)
         5.902%, 01/12/15                          $       4,300  $       4,215
   Structured Asset Investment Loan
      Trust, Ser 2005-5, Cl A2
         4.281%, 06/25/35                                    762            762
                                                                  -------------
                                                                         36,937
                                                                  -------------
Total Asset-Backed Securities
   (Cost $1,108,315) ($ Thousands)                                    1,095,912
                                                                  -------------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 12.5%
   FHLB
         4.375%, 09/17/10 (K)                              7,000          6,882
         4.125%, 10/19/07                                  2,090          2,068
         3.625%, 11/14/08                                    100             97
         3.250%, 12/17/07                                  4,215          4,096
   FHLB CMO, Ser 2985, Cl JR
         4.500%, 06/15/25                                  7,242          6,720
   FHLMC
         6.625%, 09/15/09 (K)                             36,557         38,887
         5.875%, 03/21/11                                  1,591          1,654
         5.625%, 03/15/11 (K)                              5,881          6,102
         5.625%, 11/23/35                                  7,370          7,327
         4.625%, 12/19/08                                  4,129          4,117
         4.000%, 08/17/07                                  2,091          2,067
         4.250%, 04/05/07 (K)                             24,078         23,941
         4.125%, 04/02/07 to 07/12/10 (K)                 22,383         21,988
         3.875%, 06/15/08                                  2,112          2,070
   FHLMC CMO, Ser 1, Cl Z
         9.300%, 04/15/19                                     57             57
   FHLMC CMO, Ser 1081, Cl K
         7.000%, 05/15/21                                    964            963
   FHLMC CMO, Ser 1101, Cl M
         6.950%, 07/15/21                                    548            548
   FHLMC CMO, Ser 1611, Cl Z
         6.500%, 11/15/23                                  8,993          9,297
   FHLMC CMO, Ser 1983, Cl Z
         6.500%, 12/15/23                                  1,419          1,459
   FHLMC CMO, Ser 2043, Cl CJ
         6.500%, 04/15/28                                  4,116          4,279
   FHLMC CMO, Ser 2389, Cl CD
         6.000%, 03/15/16                                  5,006          5,076
   FHLMC CMO, Ser 2542, Cl ES
         5.000%, 12/15/17                                  3,680          3,612
   FHLMC CMO, Ser 2544, Cl IW, IO
         5.500%, 03/15/26                                  3,922            270
   FHLMC CMO, Ser 2579, Cl PI, IO
         5.500%, 03/15/27                                  1,878            103
   FHLMC CMO, Ser 2588, Cl DG
         5.000%, 03/15/32                                  3,561          3,357
   FHLMC CMO, Ser 2588, Cl IG, IO
         5.500%, 03/15/32                                     --             --

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   FHLMC CMO, Ser 2621, Cl IJ, IO
         5.500%, 12/15/26                          $       2,659  $         272
   FHLMC CMO, Ser 2625, IO
         5.000%, 12/15/31                                  2,806            356
   FHLMC CMO, Ser 2631, Cl MT
         3.500%, 01/15/22                                  2,392          2,341
   FHLMC CMO, Ser 2645, Cl MK
         3.500%, 07/15/22                                  1,946          1,898
   FHLMC CMO, Ser 2692, Cl YB
         3.500%, 05/15/16                                  3,233          3,165
   FHLMC CMO, Ser 2731, Cl PK
         3.500%, 05/15/26                                 19,361         18,880
   FHLMC CMO, Ser 2733, Cl ME
         5.000%, 01/15/34                                  6,302          5,916
   FHLMC CMO, Ser 2736, Cl DB
         3.300%, 11/15/26                                  3,618          3,482
   FHLMC CMO, Ser 2786, Cl PC
         4.500%, 10/15/16                                  1,066          1,039
   FHLMC CMO, Ser 2809, Cl HX, IO
         6.000%, 10/15/24                                  4,655            365
   FHLMC CMO, Ser 2825, Cl PM
         5.500%, 03/15/30                                 10,089         10,009
   FHLMC CMO, Ser 2833, Cl JD
         5.500%, 09/15/29                                    113            112
   FHLMC CMO, Ser 2845, Cl PI, IO
         5.500%, 02/15/32                                  5,182            528
   FHLMC CMO, Ser 2890, Cl AP
         3.750%, 12/15/11                                  5,471          5,336
   FHLMC CMO, Ser 2893, Cl PA
         4.000%, 04/15/25                                  6,052          5,937
   FHLMC CMO, Ser 2931, Cl AM
         4.500%, 07/15/19                                 10,096          9,846
   FHLMC CMO, Ser 2945, Cl SA (F)
         4.887%, 03/15/20                                  8,491          7,979
   FHLMC CMO, Ser 2957, Cl KJ
         4.500%, 10/15/24                                 16,593         16,413
   FHLMC CMO, Ser 2960, Cl EH
         4.500%, 05/15/24                                  1,865          1,846
   FHLMC CMO, Ser 2963, Cl Wl
         4.500%, 07/15/25                                  3,560          3,519
   FHLMC CMO, Ser 2965, Cl GB
         4.500%, 11/15/14                                    655            650
   FHLMC CMO, Ser 2966, Cl NW
         5.000%, 08/15/25                                  5,708          5,695
   FHLMC CMO, Ser 2966, Cl XC
         5.500%, 01/15/31                                  1,523          1,509
   FHLMC CMO, Ser 2971, Cl PE
         4.500%, 03/15/26                                  2,119          2,091
   FHLMC CMO, Ser 2975, Cl Ol
         4.500%, 06/15/26                                 13,020         12,858
   FHLMC CMO, Ser 2982, Cl LC
         4.500%, 01/15/25                                  5,214          5,154


--------------------------------------------------------------------------------
80      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   FHLMC CMO, Ser 2983, Cl RB
         5.500%, 07/15/29                          $       1,093  $       1,088
   FHLMC CMO, Ser 2992, Cl OG
         5.500%, 06/15/33                                    804            787
   FHLMC CMO, Ser 3000, Cl PA
         3.900%, 01/15/23                                  5,365          5,207
   FHLMC CMO, Ser 3019, Cl VM
         5.000%, 08/15/16                                  2,362          2,334
   FHLMC CMO, Ser 3035, Cl DM
         5.500%, 11/15/25                                  3,241          3,267
   FHLMC CMO, Ser 3044, Cl LJ
         5.500%, 03/15/35                                  1,468          1,455
   FHLMC CMO, Ser 3045, Cl JC
         5.500%, 09/15/34                                  1,832          1,797
   FHLMC CMO, Ser 3056, Cl DP
         5.500%, 01/15/35                                  9,763          9,578
   FHLMC CMO, Ser 3059, Cl CA
         5.000%, 03/15/25                                  8,832          8,807
   FHLMC CMO, Ser 3078, Cl PD
         5.500%, 07/15/34                                  4,740          4,661
   FNMA
         6.625%, 11/15/10                                  1,899          2,049
         6.000%, 05/15/11 (K)                             20,677         21,821
         5.250%, 08/01/12                                  4,106          4,138
         4.625%, 10/15/13                                  4,197          4,121
         4.250%, 09/15/07                                  1,250          1,240
         3.875%, 02/01/08 to 07/15/08                     10,557         10,365
         3.246%, 12/05/05 (B) (E)                          2,183          2,182
   FNMA CMO, Ser 1999-11, Cl Z
         5.500%, 03/25/29                                  5,612          5,540
   FNMA CMO, Ser 2001-60, Cl JZ
         6.000%, 03/25/31                                    587            590
   FNMA CMO, Ser 2002-94, Cl BJ, IO
         5.500%, 04/25/16                                    889             78
   FNMA CMO, Ser 2003-113, Cl PN
         3.500%, 02/25/13                                  2,286          2,234
   FNMA CMO, Ser 2003-36, Cl OG
         5.500%, 12/25/31                                  4,242          4,156
   FNMA CMO, Ser 2003-76, Cl DE
         4.000%, 09/25/31                                 12,178         11,498
   FNMA CMO, Ser 2003-92, Cl KQ
         3.500%, 06/25/23                                  5,782          5,642
   FNMA CMO, Ser 2004-88, Cl HA
         6.500%, 07/25/34                                  3,121          3,213
   FNMA CMO, Ser 2005-40, Cl YG
         5.000%, 05/25/25                                  4,436          4,182
   FNMA CMO, Ser 2005-50, Cl AH
         5.000%, 06/25/25                                  2,161          2,036
   FNMA CMO, Ser 2005-57, Cl EG (F)
         4.493%, 03/25/35                                  4,665          4,667
   FNMA CMO, Ser 2005-57, Cl PA
         5.500%, 05/25/27                                    380            383

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   FNMA CMO, Ser 2005-65, Cl WG
         4.500%, 08/25/26                          $       5,550  $       5,491
   FNMA CMO, Ser 2005-69, Cl JM
         4.500%, 08/25/25                                  4,618          4,280
   FNMA CMO, Ser 2005-69, Cl KB
         5.500%, 12/25/31                                  8,239          8,286
   FNMA CMO, Ser 2005-77, Cl BX
         4.500%, 07/25/28                                 32,899         32,504
   FNMA CMO, Ser 2005-92, Cl NM
         3.500%, 04/25/13                                  1,993          1,946
   FNMA CMO, Ser 3019, Cl VQ
         5.000%, 05/15/22                                  3,317          3,123
   FNMA CMO, Ser 3063, Cl YD
         5.500%, 05/15/32                                 16,190         16,049
   FNMA CMO, Ser 3063, Cl YE
         5.500%, 10/15/34                                  1,926          1,885
   FNMA CMO, Ser 3081, Cl CM
         5.500%, 01/01/20                                  8,908          8,961
   FNMA CMO, Ser 3089, Cl LP
         5.500%, 01/01/20                                 15,128         15,223
   FNMA CMO, Ser 45, Cl BA
         4.500%, 11/25/14                                    350            347
   FNMA CMO, Ser 51, Cl KC
         4.500%, 01/25/25                                 12,020         11,866
   FNMA CMO, Ser 63, Cl QP
         3.500%, 10/25/31                                  9,061          8,452
   FNMA CMO, Ser 3075, Cl PD
         5.500%, 01/15/35                                 16,432         16,117
   GNMA CMO, Ser 2001-18, Cl WH (F)
         13.256%, 04/20/31                                   425            462
   GNMA CMO, Ser 2002-51, Cl SG (F)
         14.476%, 04/20/31                                   374            420
   GNMA CMO, Ser 2003-58, Cl LG, IO
         5.500%, 05/17/29                                  3,000            492
   GNMA CMO, Ser 2003-82, Cl IO, IO
         5.500%, 03/20/29                                  7,263            656
   GNMA CMO, Ser 2004-80, Cl IP, IO
         5.500%, 07/20/34                                  9,737          1,086
   GNMA CMO, Ser 2004-87, Cl LI, IO
         5.000%, 12/20/28                                  9,604            933
                                                                  -------------
Total U.S. Government Agency Obligations
   (Cost $555,776) ($ Thousands)                                        551,928
                                                                  -------------

COMMERCIAL PAPER (A) -- 6.3%
   Alcoa
         4.120%, 12/19/05                                  9,185          9,166
   Altius I Funding (L)
         4.123%, 12/08/05                                  7,794          7,788
   BKIR
         3.985%, 12/12/05                                 17,000         16,979
   British Petroleum
         4.020%, 12/01/05                                 20,838         20,838


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005      81

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

CORE FIXED INCOME FUND (Continued)

November 30, 2005

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                 ($ Thousands)/Shares  ($ Thousands)
--------------------------------------------------------------------------------

   Broadhollow Funding (L)
         4.106%, 12/13/05                   $              9,742  $       9,729
         4.104%, 12/09/05                                  9,742          9,733
         4.094%, 12/09/05                                 10,717         19,467
   CPI Funding (L)
         4.102%, 12/05/05                                  9,011          9,007
   Cre-8 Funding (L)
         4.124%, 12/09/05                                 24,064         24,042
   Dex Group
         4.000%, 12/07/05                                 17,000         16,988
   GECC
         4.040%, 12/29/05                                  7,070          7,048
   General Electric Capital
         3.690%, 12/15/05                                  7,790          7,778
   Lakeside Funding (L)
         4.100%, 12/08/05                                  9,742          9,742
   NBHSS
         3.980%, 12/07/05                                 17,000         16,989
   Rabobank US Finance
         4.020%, 12/01/05                                 20,838         20,838
   Rhineland Funding (L)
         4.311%, 01/30/06                                 34,098         33,855
         4.291%, 02/01/06                                 16,844         16,720
   UBS Finance LLC
         4.020%, 12/01/05                                 20,838         20,838
                                                                  -------------

Total Commercial Paper
   (Cost $277,545) ($ Thousands)                                        277,545
                                                                  -------------

MASTER NOTES (L) -- 1.6%
   Bank of America
         4.143%, 12/01/05                                 40,918         40,918
         4.142%, 12/01/05                                  7,794          7,794
   Bear Stearns
         4.238%, 12/01/05                                 23,381         23,381
                                                                  -------------

Total Master Notes
   (Cost $72,093) ($ Thousands)                                          72,093
                                                                  -------------

CASH EQUIVALENTS -- 2.2%
   Evergreen Select Money
      Market Fund, 4.94**                             15,119,546         15,120
   SEI Daily Income Trust,
      Prime Obligation Fund,
      Cl A, 4.06%**+                                  84,142,111         84,142
                                                                  -------------

Total Cash Equivalents
   (Cost $99,262) ($ Thousands)                                          99,262
                                                                  -------------

--------------------------------------------------------------------------------
                                               Shares/Contracts/   Market Value
Description                            Face Amount ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

PREFERRED STOCK -- 0.1%
   Aegon*                                                 22,000  $         552
   Merrill Lynch                                          56,000          1,403
   Metlife*                                               72,975          1,838
   National Rural Utilities
      Cooperative Finance*                                13,000            291
                                                                  -------------

Total Preferred Stock
   (Cost $4,125) ($ Thousands)                                            4,084
                                                                  -------------

PURCHASED OPTIONS -- 0.0%
   90 Day Euro Futures Call,
      Expires 09/18/06, Strike
      Price $95*                                             143            114
                                                                  -------------

Total Purchased Options
   (Cost $111) ($ Thousands)                                                114
                                                                  -------------

REPURCHASE AGREEMENTS -- 5.9%
   Barclays Capital
      4.000%, dated 11/30/05, to be
      repurchased on 12/01/05,
      repurchase price $38,718,880
      (collateralized by various
      U.S. Government Obligations,
      ranging in par value $928,642-
      $38,666,645, 0.000%,
      12/20/05-07/05/06, total
      market value $39,488,895) (L)         $             38,715         38,715
   Lehman Brothers
      4.010%, dated 11/30/05, to be
      repurchased on 12/01/05,
      repurchase price $88,275,609
      (collateralized by various
      U.S. Government Obligations,
      ranging in par value $273,565-
      $7,793,888, 0.000%-7.125%,
      12/20/05-02/15/30, total
      market value $90,031,890) (L)                       88,266         88,266
   Nomura
      4.010%, dated 11/30/05, to be
      repurchased on 12/01/05,
      repurchase price $91,610,203
      (collateralized by various
      U.S. Government Obligations,
      ranging in par value $2,700,000-
      $25,000,000, 0.000%-6.000%,
      08/24/10-08/24/12, total
      market value $93,472,625)                           91,600         91,600


--------------------------------------------------------------------------------
82      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                              ($ Thousands)/Contracts  ($ Thousands)
--------------------------------------------------------------------------------

   UBS Paine Webber
      4.010%, dated 11/30/05, to be
      repurchased on 12/01/05,
      repurchase price $38,973,779
      (collateralized by various
      U.S. Government Obligations,
      ranging in par value $2,685,959-
      $9,742,360, 3.940%-6.060%,
      02/28/07-10/06/20, total
      market value $39,749,342)(L)       $                38,969  $      38,969
                                                                  -------------

Total Repurchase Agreements
   (Cost $257,550) ($ Thousands)                                        257,550
                                                                  -------------

Total Investments -- 143.1%
   (Cost $6,341,531) ($ Thousands)                                    6,319,146
                                                                  -------------

WRITTEN OPTIONS -- 0.0%
   90 Day Euro Futures Call,
      Expires 09/18/06, Strike Price
      $95.25*                                               (143)          (113)
   U.S. 10 Year Note Futures Call,
      Expires 02/24/06, Strike Price
      $110*                                                  (43)           (19)
                                                                  -------------

Total Written Options
   (Premiums Received $(93))
   ($ Thousands)                                                           (132)
                                                                  -------------

A summary of the open futures contracts held by the fund at November 30, 2005, is as follows: (see Note 2 in Notes to Financial Statements)

--------------------------------------------------------------------------------
                                                                   UNREALIZED
                                                                  APPRECIATION
        TYPE OF                     NUMBER OF     EXPIRATION     (DEPRECIATION)
        CONTRACT                    CONTRACTS        DATE         ($ THOUSANDS)
--------------------------------------------------------------------------------
90 Day Euro$                            826     September 2006   $         (188)
90 Day Euro$                            292     December 2006              (323)
90 Day Euro$                          1,173       March 2006             (1,572)
90 Day Euro$                             38       March 2007                 11
U.S. 5 Year Note                       (186)    December 2005               (85)
U.S. 10 Year Agency Note                194     December 2005              (419)
U.S. Long Treasury Bond                (619)    December 2005             2,451
U.S. 5 Year Note                        (13)      March 2006                 (1)
U.S. 10 Year Agency Note                107       March 2006                 15
U.S. Long Treasury Bond                 (20)      March 2006                  8
                                                                 --------------
..                                                                $         (103)
                                                                 --------------

Forward Foreign Currency Contracts -- The following forward foreign currency contracts were outstanding at November 30, 2005 (See Note 2 in Notes to Financial Statements):

--------------------------------------------------------------------------------
                           CURRENCY TO          CURRENCY TO         UNREALIZED
 MATURITY                    DELIVER              RECEIVE          DEPRECIATION
   DATE                    (THOUSANDS)         ($ THOUSANDS)      ($ THOUSANDS)
--------------------------------------------------------------------------------
2/8/06                 AUD      11,979,570   USD     8,766,649    $         (76)
2/8/06                 EUR      29,796,557   USD    35,236,217              (21)
2/8/06                 CAD       6,242,101   USD     5,272,045              (82)
                                                                  -------------
                                                                  $        (179)
                                                                  -------------

--------------------------------------------------------------------------------

Description
--------------------------------------------------------------------------------

At November 30, 2005, the following Credit Default Swap agreements were outstanding (See Note 2 in Notes to Financial Statements).

---------------------------------------------------------------------------------------------------
                                                                        NOTIONAL     NET UNREALIZED
                                                        EXPIRATION       AMOUNT       DEPRECIATION
DESCRIPTION                                                DATE      ($ THOUSANDS)    ($ THOUSANDS)
---------------------------------------------------------------------------------------------------
   Fund receives semi-annual payment of 0.950%
     (1.900% per annum) times notional amount of
     GSAMP Trust, Ser 2005-HE1, Cl B2, 5.014%,
     02/02/13. Upon a defined credit event Fund
     pays notional amount and takes receipt a
     defined deliverable obligation.
     (Counter Party: Citibank)                           02/02/13      $  600          $     (3)
   Fund receives semi-annual payment of 0.950%
     (1.900% per annum) times notional amount of
     ACE - Securities, Ser 2004-RM2, Cl B1,
     5.014%, 01/25/35. Upon a defined credit
     event Fund pays notional amount and takes
     receipt of a defined deliverable obligation.
     (Counter Party: Citibank)                           01/25/35         600                (2)
   Fund receives semi-annual payment of 1.675%
     (3.350% per annum) times notional amount of
     Aegis Asset-Backed Securities Trust, Ser
     2004-5, Cl B3, 6.814%, 12/25/34. Upon a
     defined credit event Fund pays notional
     amount and takes receipt of a defined
     deliverable obligation.
     (Counter Party: Citibank)                           12/25/34         600                (5)
   Fund receives semi-annual payment
     of 1.025% (2.050% per annum) times notional
     amount of Ameriquest Mortgage Securities,
     Ser 2004-R6, Cl M3, 5.464%, 07/25/34. Upon
     a defined credit event Fund pays notional
     amount and takes receipt of a defined
     deliverable obligation.
     (Counter Party: Citibank)                           07/25/34         600                (4)
   Fund receives semi-annual payment of 0.975%
     (1.950% per annum) times notional amount of
     CDC Mortgage Capital Trust, Ser 2004-HE3,
     Cl B2, 5.264%, 11/25/34. Upon a defined
     credit event Fund pays notional amount and
     takes receipt of a defined deliverable
     obligation.
     (Counter Party: Citibank)                           11/25/34         600                (2)
   Fund receives semi-annual payment of 0.975%
     (1.950% per annum) times notional amount of
     Countrywide Asset-Backed Certificates,
     Ser 2004-12, Cl MV8, 5.114%, 11/25/34. Upon
     a defined credit event Fund pays notional
     amount and takes receipt of a defined
     deliverable obligation.
     (Counter Party: Citibank)                           11/25/34         600                (2)
   Fund receives semi-annual payment of 1.025%
     (2.050% per annum) times notional amount of
     Countrywide Asset-Backed Certificates,
     Ser 2004-6, Cl M8, 5.514%, 05/25/34. Upon
     a defined credit event Fund pays notional
     amount and takes receipt of a defined
     deliverable obligation.
     (Counter Party: Citibank)                           05/25/34         600                (4)
   Fund receives semi-annual payment of 1.000%
     (2.000% per annum) times notional amount of
     Countrywide Asset-Backed Certificates,
     Ser 2004--ECC2, Cl M8, 5.464%, 06/25/34.
     Upon a defined credit event Fund pays
     notional amount and takes receipt of a
     defined deliverable obligation.
     (Counter Party: Citibank)                           06/25/34       1,000                (6)
   Fund receives semi-annual payment of 1.5000%
     (3.000% per annum) times notional amount of
     Countrywide Asset-Backed Certificates,
     Ser 2004--ECC1, Cl B, 4.814%, 01/25/34.
     Upon a defined credit event Fund pays
     notional amount and takes receipt of a
     defined deliverable obligation.
     (Counter Party: Citibank)                           01/25/34       1,000                --


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005      83

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

CORE FIXED INCOME FUND (Concluded)

November 30, 2005

---------------------------------------------------------------------------------------------------
                                                                        NOTIONAL     NET UNREALIZED
                                                        EXPIRATION       AMOUNT       DEPRECIATION
DESCRIPTION                                                DATE      ($ THOUSANDS)    ($ THOUSANDS)
---------------------------------------------------------------------------------------------------
   Fund receives semi-annual payment of 0.975%
     (1.950% per annum) times notional amount of
     Home Equity Asset Trust, Ser 2004-8, Cl B3,
     6.414%, 03/25/35. Upon a defined credit
     event Fund pays notional amount and takes
     receipt of a defined deliverable obligation.
     (Counter Party: Citibank)                            03/25/35      $  600          $     (1)
   Fund receives semi-annual payment of 1.015%
     (2.030% per annum) times notional amount of
     Long Beach Mortgage Loan Trust, Ser 20004-2,
     Cl M6, 5.564%, 06/25/34. Upon a defined
     credit event Fund pays notional amount and
     takes receipt of a defined deliverable
     obligation.
     (Counter Party: Citibank)                            06/25/34         600                (3)
   Fund receives semi-annual payment of 1.050%
     (2.100% per annum) times notional amount of
     Master Asset Backed Securities Trust, Ser
     2004-WMC2, Cl M5, 5.714%, 04/25/34. Upon a
     defined credit event Fund pays notional
     amount and takes eceipt of a defined
     deliverable obligation.
     (Counter Party: Citibank)                            04/25/34         600                (5)
   Fund receives semi-annual payment of 1.025%
     (2.050% per annum) times notional amount of
     Morgan Stanley ABS Equity I, Ser 2004-HE6,
     Cl B2, 5.264%, 08/25/34. Upon a defined
     credit event Fund pays notional amount and
     takes receipt of a defined deliverable
     obligation.
     (Counter Party: Citibank)                            08/25/34         600                (4)
   Fund receives semi-annual payment of 1.035%
     (2.070% per annum) times notional amount of
     Morgan Stanley ABS Equity I, Ser 2004-NC5,
     Cl B2, 5.564%, 05/25/34. Upon a defined
     credit event Fund pays notional amount and
     takes receipt of a defined deliverable
     obligation.
     (Counter Party: Citibank)                            05/25/34         600                (4)
   Fund receives semi-annual payment of 1.450%
     (2.900% per annum) times notional amount of
     New Century Home Equity Loan Trust, Ser
     2004-4, Cl M9, 6.014%, 02/25/35. Upon a
     defined credit event Fund pays notional
     amount and takes receipt of a defined
     deliverable obligation.
     (Counter Party: Citibank)                            02/25/35       1,000                (3)
   Fund receives semi-annual payment of 0.950%
     (1.900% per annum) times notional amount of
     Residential Asset Securities, Ser 2004-KS10,
     Cl M5, 5.164%, 11/25/34. Upon a defined
     credit event Fund pays notional amount and
     takes receipt of a defined deliverable
     obligation.
     (Counter Party: Citibank)                            11/25/34         600                (2)
                                                                                        --------
                                                                                        $    (50)
                                                                                        --------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Percentages are based on Net Assets of $4,415,503,090.

*     Non-income producing security.

**    Rate shown is the 7-day yield as of November 30, 2005.

+     See Note 3 in Notes to Financial Statements.

(A)   The rate reflected is the effective yield at time of purchase.

(B) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.

(C) This security was sold within the terms of a private placement memorandum, exempt from registration under Section 3A-4, 4(2) or 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."

(D)   Treasury Inflation Index Notes

(E) Zero Coupon Bond -- The rate reported on the Statement of Net Assets is the effective yield at time of purchase.

(F) Variable Rate Security -- The rate reported on the Statement of Net Assets is the rate in effect as of November 30, 2005.

(G) Step Bonds -- The rate reflected on the Statement of Net Assets is the effective yield on November 30, 2005. The coupon on a step bond changes on a specified date.

(H) Securities considered illiquid. The total value of such securities as of November 30, 2005 was $6,377 ($Thousands) and represents 0.14% of Net Assets.

(I)   Security in default on interest payments.

(J) This security, which was purchased with cash collateral, was sold within the terms of private placement memorandum, exempt from registration under
      Section 3A-4, 4(2) or 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."

(K) This security or a partial position of this security is on loan at November 30, 2005 (see Note 9). The total value of securities on loan at November 30, 2005 was $1,143,162 ($Thousands).

(L) This security was purchased with cash collateral held from securities lending (see Note 9). The total value of such securities as of November 30, 2005 was $1,194,512 ($Thousands).

(M) The date reported on the Schedule of Investments is the next reset date in effect as of November 30, 2005.

(N) The note accrues its 9.65% annual coupon for any day that the 3-year swap rate exceeds the 1-year swap rate by 22 or more basis points.

AUD -- Australian Dollar

ARM -- Adjustable Rate Mortgage

CAD -- Canadian Dollar

CDO -- Collateralized Debt Obligation

Cl -- Class

CMO -- Collateralized Mortgage Obligation

EUR -- Euro

EXL -- Extendable Maturity

FHLB -- Federal Home Loan Bank

FHLMC -- Federal Home Loan Mortgage Corporation

FNMA -- Federal National Mortgage Association

GNMA -- Government National Mortgage Association

GO -- General Obligation

IO -- Interest Only

LLC -- Limited Liability Company

MBIA -- Municipal Bond Insurance Association

MTN -- Medium Term Note

PLC -- Public Limited Company

RB -- Revenue Bond

REIT -- Real Estate Investment Trust

REMIC -- Real Estate Mortgage Investment Conduit

SBA -- Small Business Administration

Ser -- Series

STRIPS -- Separately Traded Registered Interest and Principal Securities

TBA -- To Be Announced

TVA -- Tennessee Valley Authority

USD -- U.S. Dollar

Amounts designated as "--" are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
84      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005

--------------------------------------------------------------------------------

LONG DURATION FUND

November 30, 2005

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS++:

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

56.7%  Asset-Backed Securities
10.6%  Financials
10.4%  Commercial Paper
 8.7%  U.S. Government Mortgage-Backed Obligations
 3.7%  U.S. Treasury Obligations
 2.3%  U.S Government Agency Obligations
 1.7%  Consumer Discretionary
 1.7%  Industrials
 1.6%  Telecommunication Services
 1.4%  Utilities
 1.2%  Short-Term Investments

++    Percentages based on total investments.

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

ASSET-BACKED SECURITIES -- 59.1%

MORTGAGE RELATED SECURITIES -- 59.1%
   Ace Securities, Ser 2004-FM2, Cl A2A
         4.351%, 06/25/34                          $         197  $         197
   Ameriquest Mortgage Securities,
      Ser 2003-1, Cl M2 (B)
         6.041%, 02/25/33                                  1,000          1,010
   Amortizing Residential Collateral Trust,
      Ser 2002-BC4, Cl M2 (B)
         5.341%, 07/25/32                                  1,000          1,009
   Asset Backed Funding Certificates,
      Ser 2002-NC1, Cl M2 (B)
         5.441%, 02/25/32                                    850            856
   Asset Backed Funding Certificates,
      Ser 2005-MWC1, Cl A2A (B)
         4.301%, 06/25/35                                  1,073          1,073
   Aviation Capital Group Trust,
      Ser 2003-2A, Cl G2 (B)
         4.959%, 09/20/33                                    677            680
   Bayview Financial Acquisition Trust,
      Ser 2005-A, Cl A1 (B)
         4.700%, 02/28/40                                    700            700
   Bayview Financial Acquisition Trust,
      Ser 2005-B, Cl 1A1 (B)
         4.443%, 04/28/39                                    557            553
   Bear Stearns Asset Backed Securities,
      Ser 2004-FR3, Cl 1A1 (B)
         4.444%, 02/25/30                                    389            389
   Centex Home Equity, Ser 2002-C,
      Cl M2 (B)
         5.344%, 09/25/32                                  1,000          1,003
   Centex Home Equity, Ser 2002-D,
      Cl M2 (B)
         6.244%, 12/25/32                                    635            641
   Centex Home Equity, Ser 2005-A,
      Cl AV1 (B)
         4.311%, 08/25/27                                    464            464
   Chase Funding Mortgage Loan
      Asset-Backed, Ser 2000-3, Cl IA5 (B)
         7.898%, 09/25/30                                  1,762          1,793

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Chase Funding Mortgage Loan,
      Ser 2001-4, Cl 2M2 (B)
         5.591%, 11/25/31                          $         132  $         132
   Citigroup Mortgage Loan Trust,
      Ser 2003-1, Cl WA2
         6.500%, 10/25/33                                    160            162
   Citigroup Mortgage Loan Trust,
      Ser 2004-2, Cl 2A1
         6.500%, 08/25/33                                    660            664
   Citigroup Mortgage Loan Trust,
      Ser 2005-HE3, Cl A2A (B)
         4.301%, 09/25/35                                    988            988
   Countrywide Alternative Loan Trust,
      Ser 2005-16, Cl A5 (B)
         4.471%, 06/25/35                                  1,545          1,549
   Countrywide Alternative Loan Trust,
      Ser 2005-27, Cl 2A1 (B)
         4.369%, 08/25/35                                  1,126          1,126
   Countrywide Alternative Loan Trust,
      Ser 2005-27, Cl 3A2 (B)
         4.119%, 08/25/35                                    413            415
   Countrywide Alternative Loan Trust,
      Ser 2005-51, Cl 2A2A (B)
         4.449%, 11/20/35                                  1,393          1,394
   Countrywide Alternative Loan Trust,
      Ser 2005-59, Cl 1A1 (B)
         4.489%, 11/20/35                                  1,796          1,799
   Countrywide Alternative Loan Trust,
      Ser 2005-59, Cl 2X (B)
         1.524%, 11/20/35                                  6,111            244
   Countrywide Alternative Loan Trust,
      Ser 2005-61, Cl 2A1 (B)
         4.340%, 12/25/35                                  1,191          1,191
   Countrywide Alternative Loan Trust,
      Ser 2005-72, Cl A1 (B)
         4.410%, 11/25/35                                  1,850          1,850
   Countrywide Asset-Backed Certificates,
      Ser 2003-BC1, Cl M1 (B)
         5.111%, 12/25/32                                  1,150          1,156
   Countrywide Asset-Backed Certificates,
      Ser 2005-1, Cl 3AV1 (B)
         4.281%, 07/25/35                                    909            909
   Countrywide Asset-Backed Certificates,
      Ser 2005-13, Cl AF1 (B)
         4.289%, 04/25/36                                  2,000          2,000
   Countrywide Asset-Backed Certificates,
      Ser 2005-16, Cl 1A1 (B)
         4.664%, 06/25/35                                    899            913
   Countrywide Home Loans, Ser 5,
      Cl 1A1 (B)
         4.511%, 03/25/35                                    713            713
   Credit-Based Asset Servicing and
      Securities, Ser 2005-CB5, Cl AF1 (B)
         4.331%, 08/25/35                                  1,720          1,720


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005      85

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

LONG DURATION FUND (Continued)

November 30, 2005

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   DSLA Mortgage Loan Trust,
      Ser 2004-AR1, Cl A2A (B)
         4.569%, 09/19/44                          $         371  $         371
   DSLA Mortgage Loan Trust,
      Ser 2005-AR2, Cl 2A1A (B)
         4.369%, 03/19/45                                  1,123          1,124
   DSLA Mortgage Loan Trust,
      Ser AR4, Cl 2A1A (B)
         4.419%, 08/19/45                                  1,122          1,122
   Fremont Home Loan Trust,
      Ser 2004-4, Cl 2A2 (B)
         4.471%, 03/25/35                                    898            899
   GMAC Mortgage, Ser 2003-HE2, Cl A2
         3.140%, 06/25/25                                    282            280
   Greenpoint Mortgage Funding Trust,
      Ser 2005-HE2, Cl A1 (B)
         4.320%, 04/15/30                                    752            752
   Harborview Mortgage Loan Trust,
      Ser 2004-8, Cl 2A4A (B)
         4.559%, 11/19/34                                  1,985          1,985
   Harborview Mortgage Loan Trust,
      Ser 2005-01, Cl X, IO (B)
         0.629%, 03/19/35                                  3,298             88
   Harborview Mortgage Loan Trust,
      Ser 2005-10, Cl X, IO (B)
         0.683%, 11/19/35                                  5,923            187
   Harborview Mortgage Loan Trust,
      Ser 2005-11, Cl 2A1A (B)
         4.469%, 08/19/45                                  1,993          1,989
   Harborview Mortgage Loan Trust,
      Ser 2005-12, Cl X2B, IO (B)
         0.444%, 10/19/35                                  6,000            176
   Home Equity Asset Trust, Ser 2002-1,
      Cl M2 (B)
         5.591%, 11/25/32                                    680            682
   Home Equity Asset Trust, Ser 2005-5,
      Cl 2A1 (B)
         4.301%, 11/25/35                                  1,250          1,250
   Home Equity Mortagage Trust,
      Ser 1, Cl A1 (B)
         4.391%, 06/25/35                                  1,545          1,545
   Household Mortgage Loan Trust,
      Ser 2002-HC1, Cl M (B)
         4.809%, 05/20/32                                    277            277
   Indymac Home Equity Loan Asset-Backed
      Trust, Ser 2002-A, Cl M1 (B)
         4.941%, 05/25/33                                  1,575          1,579
   Indymac Home Equity Loan Asset-Backed
      Trust, Ser 2002-A, Cl M2 (B)
         5.441%, 05/25/33                                    493            494
   Indymac Index Mortgage Loan Trust,
      Ser 2004-AR12, Cl A1 (B)
         4.581%, 12/25/34                                  1,446          1,448

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Indymac Indx Mortgage Loan Trust,
      Ser 2004-AR12, Cl AX2, IO (B)
         0.931%, 12/25/34                          $       2,778  $          79
   Indymac Indx Mortgage Loan Trust,
      Ser 2004-AR5, Cl 2A1B (B)
         4.591%, 08/25/34                                  1,662          1,661
   Indymac Indx Mortgage Loan Trust,
      Ser 2004-AR6, Cl 6A1 (B)
         5.493%, 10/25/34                                    395            394
   Indymac Indx Mortgage Loan Trust,
      Ser 2004-AR7, Cl A2 (B)
         4.621%, 09/25/34                                    458            458
   Indymac Indx Mortgage Loan Trust,
      Ser 2004-AR8, Cl 2A2A (B)
         4.591%, 11/25/34                                    354            354
   Irwin Home Equity, Ser 2003-A,
      Cl M2 (B)
         6.341%, 10/25/27                                    475            484
   Irwin Home Equity, Ser 2005-A,
      Cl A1 (B)
         4.361%, 09/25/17                                    297            297
   Master Alternative Loans Trust,
      Ser 2003-3, Class 2A1
         8.500%, 05/25/33                                    499            510
   Master Seasoned Securities Trust,
      Ser 2005-1, Cl 4A1 (B)
         5.942%, 10/25/32                                    793            793
   Mid-State Trust, Ser 2004-1, Cl B
         8.900%, 08/15/37                                    572            602
   Morgan Stanley ABS Capital I,
      Ser 2002-HE3, Cl M1 (B)
         5.291%, 12/27/32                                  2,000          2,026
   Morgan Stanley Capital I,
      Ser 2004-HE4, Cl A3 (B)
         4.391%, 05/25/34                                    197            197
   Morgan Stanley Capital I,
      Ser 2004-NC2, Cl M2 (B)
         5.391%, 12/25/33                                  1,500          1,519
   Morgan Stanley Dean Witter Capital,
      Ser 2002-HE1, Cl M2 (B)
         5.491%, 07/25/32                                  1,000          1,006
   Morgan Stanley Dean Witter Capital,
      Ser 2002-HE2, Cl M2 (B)
         5.441%, 08/25/32                                  1,000          1,004
   Ownit Mortgage Loan, Ser 2005-1,
      Cl A1 (B)
         4.321%, 09/25/35                                    662            662
   Renaissance NIM Trust,
      Ser 2005-2, Cl N
         5.193%, 07/25/35                                    590            590
   Residential Asset Mortgage Products,
      Ser 2004-RS11, Cl A2 (B)
         4.461%, 12/25/33                                    925            926


--------------------------------------------------------------------------------
86      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Residential Asset Securities,
      Ser 1999-KS3, Cl AII1 (B)
         4.971%, 10/25/30                          $         528  $         529
   Residential Funding Mortgage Securities,
      Ser 1999-HI8, Cl AI7 (B)
         7.970%, 11/25/29                                    604            602
   Saxon Asset Securities Trust,
      Ser 1, Cl M1 (B)
         4.721%, 03/25/35                                  1,795          1,797
   Saxon Asset Securities Trust, Ser 2004-3,
      Cl A3 (B)
         4.531%, 12/26/34                                    500            502
   Specialty Underwriting & Residential
      Finance, Ser AB1, Cl A1A (B)
         4.281%, 03/25/36                                  1,763          1,763
   Terwin Mortgage Trust, Ser 2005-11,
      Cl 1A1A (B)
         4.500%, 11/25/36                                    969            960
   Washington Mutual, Ser 2000-1,
      Cl M2 (B)
         4.991%, 01/25/40                                    846            849
   Washington Mutual, Ser 2002-AR17,
      Cl 2A (B)
         4.118%, 11/25/42                                    515            505
   Washington Mutual, Ser 2004-AR10,
      Cl A2A (B)
         4.313%, 07/25/44                                    271            271
   Washington Mutual, Ser 2004-AR12,
      Cl A4A (B)
         4.313%, 10/25/44                                    646            646
   Washington Mutual, Ser 2005-AR1,
      Cl A2A2 (B)
         4.444%, 01/25/45                                  1,805          1,805
   Washington Mutual, Ser 2005-AR2,
      Cl 2A21 (B)
         4.524%, 01/25/45                                  1,417          1,418
   Washington Mutual, Ser 2005-AR2,
      Cl 2A22 (B)
         4.414%, 01/25/45                                    780            779
   Washington Mutual, Ser 2005-AR6,
      Cl 2AB1 (B)
         4.381%, 04/25/45                                    893            888
                                                                  -------------
Total Asset-Backed Securities
   (Cost $72,587) ($ Thousands)                                          72,417
                                                                  -------------

CORPORATE OBLIGATIONS -- 17.1%

CONSUMER DISCRETIONARY -- 1.8%
   DaimlerChrysler (B)
         4.026%, 03/07/07                                  1,375          1,374
   Ford Motor
         8.900%, 01/15/32                                    590            441
         7.450%, 07/16/31                                    360            254

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   General Motors
         8.375%, 07/15/33                          $         153  $         103
                                                                  -------------
                                                                          2,172
                                                                  -------------

FINANCIALS -- 10.4%
   Bank of America, Ser A (A)
         8.070%, 12/31/26                                  1,267          1,351
   BankBoston Capital Trust I, Ser B
         8.250%, 12/15/26                                    145            155
   Barrick Gold Finance
         5.800%, 11/15/34                                    167            159
   Countrywide Financial (B)
         4.541%, 05/05/08                                    200            200
   Countrywide Home Loans MTN, Ser E
         6.935%, 07/16/07                                    690            710
   Credit Suisse First Boston London (A) (B) (E)
         0.000%, 03/24/10                                  1,271          1,136
   Credit Suisse First Boston USA
         5.125%, 08/15/15                                    460            451
   Deutsche Bank Luxembourg (A)
         6.825%, 12/28/07                                    281            289
   EOP Operating (B)
         4.654%, 10/01/10                                    510            515
   Farmers Insurance Exchange Capital (A)
         8.625%, 05/01/24                                    160            190
   First Chicago NBD Institutional Capital (A)
         7.950%, 12/01/26                                    500            530
   Ford Motor Credit
         7.260%, 11/02/07                                    475            465
         6.625%, 06/16/08                                    240            224
   GE Global Insurance
         7.000%, 02/15/26                                  1,100          1,207
   HSBC Capital Trust II (A)
         8.380%, 05/15/27                                      9             10
   Lehman Brothers Holdings (B)
         12.500%, 11/30/10                                   528            508
   Meridian Funding (A) (B)
         4.290%, 10/06/08                                    341            341
   Nationwide Mutual Insurance (A)
         6.600%, 04/15/34                                    305            301
   Pemex Finance
         8.020%, 05/15/07                                    450            463
   Power Receivables Financial (A)
         6.290%, 01/01/12                                    434            441
   Residential Capital (A)
         5.385%, 06/29/07                                    380            381
   Rosyln Bancorp
         5.750%, 11/15/07                                    900            906
   Simon Property Group
         7.375%, 01/20/06                                    710            712


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005      87

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

LONG DURATION FUND (Concluded)

November 30, 2005

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Spieker Properties
         7.650%, 12/15/10                          $         360  $         405
   Zurich Capital Trust I (A)
         8.376%, 06/01/37                                    600            648
                                                                  -------------
                                                                         12,698
                                                                  -------------
INDUSTRIALS -- 1.7%
   America West Airlines, Ser 01-1
         7.100%, 04/02/21                                    181            192
   American Airlines, Ser AMBC
         3.857%, 07/09/10                                    244            234
   Continental Airlines, Ser 00-2
         7.707%, 04/02/21                                    172            171
   Continental Airlines, Ser 2202-1,
      Cl G1 (B)
         4.790%, 08/15/11                                    129            129
   Continental Airlines, Ser AMBC
         6.236%, 03/15/20                                    106            109
   Delta Air Lines (F)
         4.950%, 01/25/08                                    498            499
   Delta Air Lines, Ser 02-1, Cl G-1
         6.718%, 01/02/23                                     41             42
   General Motors
         7.700%, 04/15/16                                  1,070            725
   Northwest Airlines, Ser 00-1
         8.072%, 10/01/19                                     38             38
                                                                  -------------
                                                                          2,139
                                                                  -------------

TELECOMMUNICATION SERVICES -- 1.7%
   New England Telephone & Telegraph
         7.650%, 06/15/07                                    900            931
   Nextel Communications
         9.500%, 02/01/11                                  1,100          1,159
                                                                  -------------
                                                                          2,090
                                                                  -------------
UTILITIES -- 1.5%
   Entergy Gulf States (B)
         4.270%, 12/01/09                                    525            516
   Entergy Louisiana
         5.560%, 09/01/15                                    285            277
   Power Contract Financing (A)
         5.200%, 02/01/06                                    275            275
   Sempra Energy
         4.840%, 05/21/08 (B)                                190            190
         4.621%, 05/17/07                                    525            522
                                                                  -------------
                                                                          1,780
                                                                  -------------
Total Corporate Obligations
   (Cost $21,458) ($ Thousands)                                          20,879
                                                                  -------------

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

COMMERCIAL PAPER (C) -- 10.8%
   Cafco LLC
         3.940%, 12/02/05                          $       1,665  $       1,665
   Chariot Funding
         4.020%, 12/01/05                                  2,425          2,425
   Ciesco
         4.020%, 12/12/05                                  2,400          2,397
   CIT Group
         3.990%, 12/15/05                                  2,970          2,965
   CRC LLC Funding
         4.060%, 12/22/05                                  2,400          2,394
   General Electric Capital
         3.690%, 12/15/05                                  1,410          1,408
                                                                  -------------
Total Commercial Paper
   (Cost $13,254) ($ Thousands)                                          13,254
                                                                  -------------

U.S. GOVERNMENT MORTGAGE-BACKED
OBLIGATIONS -- 9.0%
   FHLMC
         7.000%, 01/01/33                                    615            642
         6.500%, 08/01/29                                    803            813
         5.632%, 05/01/35                                  1,105          1,145
         5.437%, 01/01/32                                  1,298          1,306
         4.881%, 01/01/33                                  1,887          1,944
   FNMA
         7.000%, 04/01/34                                    717            748
         5.500%, 10/01/17 to 02/01/18                        494            499
         4.601%, 01/01/33                                  1,292          1,294
         4.282%, 07/01/33                                  1,406          1,411
   GNMA
         4.375%, 06/20/32                                  1,244          1,251
                                                                  -------------
Total U.S. Government Mortgage-Backed Obligations
   (Cost $11,043) ($ Thousands)                                          11,053
                                                                  -------------

U.S. TREASURY OBLIGATIONS -- 3.9%
   U.S. Treasury Bills (D)
         6.572%, 12/22/05                                    915            913
   U.S. Treasury Bond Forward Commitments
         6.250%, 08/15/23
      (Forward Settlement Date 12/16/05)                   3,253          3,809
                                                                  -------------
Total U.S. Treasury Obligations
   (Cost $4,796) ($ Thousands)                                            4,722
                                                                  -------------


--------------------------------------------------------------------------------
88      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                 ($ Thousands)/Shares  ($ Thousands)
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 2.4%
   FHLMC CMO, Ser 2391, Cl XE
         6.000%, 05/15/27                          $         165  $         165
   FHLMC CMO, Ser 2469, Cl AK
         6.000%, 04/15/30                                    549            550
   FHLMC CMO, Ser 2748, Cl ZT
         5.500%, 02/15/24                                     79             78
   FNMA CMO, Ser 2001-13, Cl SA
         8.775%, 11/25/17                                    370            374
   FNMA CMO, Ser 2001-48, Cl PD
         6.500%, 06/25/20                                    608            613
   FNMA CMO, Ser 2003-122, Cl ZQ
         6.000%, 12/25/33                                    105            109
   FNMA CMO, Ser 2003-33, Cl PC
         4.500%, 03/25/27                                    525            523
   FNMA CMO, Ser 2004-12, Cl ZX
         6.000%, 03/25/34                                    114            117
   FNMA CMO, Ser 2004-31, Cl MZ
         4.250%, 05/25/34                                    107             74
   FNMA CMO, Ser 2004-80, Cl XZ
         5.000%, 11/25/34                                    210            188
   GNMA CMO, Ser 2003-112, Cl SG
         2.968%, 12/16/33                                    257            189
                                                                  -------------
Total U.S. Government Agency Obligations
   (Cost $2,973) ($ Thousands)                                            2,980
                                                                  -------------
PREFERRED STOCK -- 0.7%
   HRPT Properties Trust                                  33,200            841
                                                                  -------------
Total Preferred Stock
   (Cost $852) ($ Thousands)                                                841
                                                                  -------------

CASH EQUIVALENT -- 1.2%
   SEI Daily Income Trust,
      Prime Obligation Fund,
      Cl A, 4.06%*+                                    1,505,649          1,506
                                                                  -------------
Total Cash Equivalent
   (Cost $1,506) ($ Thousands)                                            1,506
                                                                  -------------
Total Investments -- 104.2%
   (Cost $128,469) ($ Thousands)                                        127,652
                                                                  -------------

At November 30, 2005, the following Interest Rate Swap agreements were outstanding (See Note 2 in Notes to Financial Statements):

--------------------------------------------------------------------------------
                                                                 NET UNREALIZED
                                                      NOTIONAL    APPRECIATION/
                                       EXPIRATION      AMOUNT    (DEPRECIATION)
DESCRIPTION                               DATE     ($ THOUSANDS)  ($ THOUSANDS)
--------------------------------------------------------------------------------
   Fund receives semi-annual
      payment of 2.425% (4.850%
      per annum) times notional
      amount of 3 month LIBOR.
      Upon a defined credit event
      Fund pays notional amount
      and takes receipt of a
      defined deliverable obligation.
      (Counter Party: Citigroup)         08/02/20  $      17,590  $        (536)

   Fund receives semi-annual
      payment of 2.592% (5.183%
      per annum) times notional
      amount of 3 month LIBOR.
      Upon a defined credit event
      Fund pays notional amount
      and takes receipt of a
      defined deliverable obligation.
      (Counter Party: Credit
      Suisse First Boston)               11/02/20         28,025             96

   Fund receives semi-annual
      payment of 2.498% (4.995%
      per annum) times notional
      amount of 3 month LIBOR.
      Upon a defined credit event
      Fund pays notional amount
      and takes receipt of a
      defined deliverable obligation.
      (Counter Party: Deutsche
      Bank)                              01/10/20         19,675           (279)

   Fund receives semi-annual
      payment of 2.498% (4.995%
      per annum) times notional
      amount of 3 month LIBOR.
      Upon a defined credit event
      Fund pays notional amount
      and takes receipt of a
      defined deliverable obligation.
      (Counter Party: Deutsche
      Bank)                              09/02/20         15,710           (919)

   Fund receives semi-annual
      payment of 2.458% (4.916%
      per annum) times notional
      amount of 3 month LIBOR.
      Upon a defined credit event
      Fund pays notional amount
      and takes receipt of a
      defined deliverable obligation.
      (Counter Party: Deutsche
      Bank)                              04/04/20         27,035           (651)
                                                                  -------------

                                                                  $      (2,289)
                                                                  -------------

Percentages are based on Net Assets of $122,465,559.

*     Rate shown is the 7-day yield as of November 30, 2005.

+     See Note 3 in Notes to Financial Statements.

(A) This security was sold within the terms of a private placement memorandum, exempt from registration under Section 3A-4, 4(2) or 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."

(B) Variable Rate Security -- The rate reported on the Statement of Net Assets is the rate in effect as of November 30, 2005.

(C)   The rate reported is the effective yield at time of purchase.

(D) Security, or portion of this security, has been pledged as collateral on open swap contracts.

(E) The note accrues its 9.65% annual coupon for any day that the 3-year swap rate exceeds the 1-year swap rate by 22 or more basis points.

(F)   Security in default on interest payments.

Cl -- Class

CMO -- Collateralized Mortgage Obligation

FHLMC -- Federal Home Loan Mortgage Corporation

FNMA -- Federal National Mortgage Association

GNMA -- Government National Mortgage Association

IO -- Interest Only

LIBOR -- London InterBank Offering Rate

LLC -- Limited Liability Company

MTN -- Medium Term Note

Ser -- Series

The accompanying notes are an integral part of the financial statements


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005      89

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

EXTENDED DURATION FUND

November 30, 2005

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS++:

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

57.9%  Asset-Backed Securities
10.4%  Financials
 7.3%  Commercial Paper
 6.2%  U.S. Treasury Obligations
 5.1%  U.S. Government Agency Obligations
 5.0%  U.S. Government Mortgage Backed Obligations
 2.1%  Short-Term Investments
 1.8%  Telecommunication Services
 1.6%  Industrials
 1.3%  Consumer Discretionary
 1.3%  Utilities

++    Percentages based on total investments.

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

ASSET-BACKED SECURITIES -- 60.9%

MORTGAGE RELATED SECURITIES -- 60.9%
   Ace Securities, Ser 2004-FM2,
      Cl A2A (D)
         4.351%, 06/25/34                          $         170  $         170
   Ameriquest Mortgage Securities,
      Ser 2003-1, Cl M2 (D)
         6.041%, 02/25/33                                    850            858
   Amortizing Residential Collateral Trust,
      Ser 2002-BC4, Cl M2 (D)
         5.341%, 07/25/32                                    850            857
   Asset Backed Funding Certificates,
      Ser 2002-NC1, Cl M2 (D)
         5.441%, 02/25/32                                  2,365          2,382
   Asset Backed Funding Certificates,
      Ser 2005-MWC1, Cl A2A (D)
         4.301%, 06/25/35                                  1,760          1,760
   Aviation Capital Group Trust,
      Ser 2003-2A, Cl G2 (D)
         4.959%, 09/20/33                                  1,415          1,420
   Bayview Financial Acquisition Trust,
      Ser 2005-A, Cl A1 (D)
         4.700%, 02/28/40                                    600            600
   Bayview Financial Acquisition Trust,
      Ser 2005-B, Cl 1A1 (D)
         4.443%, 04/28/39                                  1,114          1,107
   Bear Stearns Asset Backed Securities,
      Ser 2004-FR3, Cl 1A1 (D)
         4.444%, 02/25/30                                    340            340
   CDC Mortgage Capital Trust,
      Ser 2002-HE2, Cl M2 (D)
         5.691%, 01/25/33                                    981            986
   Centex Home Equity, Ser 2002-C,
      Cl M2 (D)
         5.344%, 09/25/32                                    875            877
   Centex Home Equity, Ser 2005-A,
      Cl AV1 (D)
         4.311%, 08/25/27                                    397            397

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Chase Funding Mortgage Loan
      Asset-Backed, Ser 2000-3,
      Cl IA5 (D)
         7.898%, 09/25/30                          $       1,850  $       1,882
   Chase Funding Mortgage Loan,
      Ser 2001-4, Cl 2M2 (D)
         5.591%, 11/25/31                                    148            149
   Citigroup Mortgage Loan Trust,
      Ser 2003-1, Cl WA2
         6.500%, 10/25/33                                    285            289
   Citigroup Mortgage Loan Trust,
      Ser 2004-2, Cl 2A1
         6.500%, 08/25/33                                    600            604
   Citigroup Mortgage Loan Trust,
      Ser 2005-HE3, Cl A2A (D)
         4.301%, 09/25/35                                  1,616          1,616
   Countrywide Alternative Loan Trust,
      Ser 2005-27, Cl 2A1 (D)
         4.369%, 08/25/35                                  2,337          2,337
   Countrywide Alternative Loan Trust,
      Ser 2005-27, Cl 3A2 (D)
         4.119%, 08/25/35                                    764            767
   Countrywide Alternative Loan Trust,
      Ser 2005-59, Cl 1A1 (D)
         4.489%, 11/20/35                                  2,894          2,898
   Countrywide Alternative Loan Trust,
      Ser 2005-59, Cl 2X (D)
         1.524%, 11/20/35                                  8,055            322
   Countrywide Alternative Loan Trust,
      Ser 2005-61, Cl 2A1 (D)
         4.340%, 12/25/35                                  1,550          1,550
   Countrywide Alternative Loan Trust,
      Ser 2005-72, Cl A1 (D)
         4.410%, 11/25/35                                  3,040          3,040
   Countrywide Asset-Backed Certificates,
      Ser 2003-BC1, Cl M1 (D)
         5.111%, 12/25/32                                  2,200          2,212
   Countrywide Asset-Backed Certificates,
      Ser 2005-1, Cl 3AV1 (D)
         4.281%, 07/25/35                                    775            775
   Countrywide Asset-Backed Certificates,
      Ser 2005-13, Cl AF1 (D)
         4.289%, 04/25/36                                  3,000          3,000
   Countrywide Asset-Backed Certificates,
      Ser 2005-16, Cl 1A1 (D)
         4.664%, 06/25/35                                  1,192          1,211
   Credit-Based Asset Servicing and
      Securities, Ser 2005-CB5, Cl AF1 (D)
         4.331%, 08/25/35                                  2,806          2,806
   DSLA Mortgage Loan Trust,
      Ser 2004-AR1, Cl A2A (D)
         4.569%, 09/19/44                                    414            414


--------------------------------------------------------------------------------
90      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   DSLA Mortgage Loan Trust, Ser AR4,
      Cl 2A1A (C)
         4.419%, 08/19/45                          $       1,806  $       1,805
   EQCC Home Equity Loan Trust,
      Ser 1999-2, Cl A4F
         6.753%, 08/25/27                                    187            187
   Equifirst Mortgage Loan Trust,
      Ser 2004-3, Cl A1 (D)
         4.521%, 12/25/34                                  2,300          2,304
   Fremont Home Loan Trust, Ser 2004-4,
      Cl 2A2 (D)
         4.471%, 03/25/35                                  2,612          2,616
   GMAC Mortgage, Ser 2003-HE2, Cl A2
         3.140%, 06/25/25                                    230            229
   Greenpoint Mortgage Funding Trust,
      Ser 2005-HE2, Cl A1 (D)
         4.320%, 04/15/30                                  1,834          1,834
   Harborview Mortgage Loan Trust,
      Ser 10, Cl 2A1A (D)
         4.469%, 11/19/35                                  2,012          2,015
   Harborview Mortgage Loan Trust,
      Ser 2004-8, Cl 2A4A (D)
         4.559%, 11/19/34                                  2,702          2,702
   Harborview Mortgage Loan Trust,
      Ser 2005-01, Cl X, IO (D)
         0.629%, 03/19/35                                  3,334             89
   Harborview Mortgage Loan Trust,
      Ser 2005-10, Cl X, IO (D)
         0.683%, 11/19/35                                  9,054            286
   Harborview Mortgage Loan Trust,
      Ser 2005-12, Cl X2B, IO (D)
         0.444%, 10/19/35                                 10,000            294
   Home Equity Asset Trust, Ser 2002-1,
      Cl M2 (D)
         5.591%, 11/25/32                                    575            577
   Home Equity Asset Trust, Ser 2005-5,
      Cl 2A1 (D)
         4.301%, 11/25/35                                  2,031          2,031
   Home Equity Mortagage Trust, Ser 1,
      Cl A1 (D)
         4.391%, 06/25/35                                  2,575          2,575
   Household Mortgage Loan Trust,
      Ser 2002-HC1, Cl M (D)
         4.809%, 05/20/32                                    302            302
   Indymac Home Equity Loan Asset-Backed
      Trust, Ser 2002-A, Cl M1 (D)
         4.941%, 05/25/33                                  2,050          2,056
   Indymac Home Equity Loan Asset-Backed
      Trust, Ser 2002-A, Cl M2 (D)
         5.441%, 05/25/33                                    538            539
   Indymac Index Mortgage Loan Trust,
      Ser 2004-AR12, Cl A1 (D)
         4.581%, 12/25/34                                  1,488          1,489

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Indymac Indx Mortgage Loan Trust,
      Ser 2004-AR12, Cl AX2, IO (D)
         0.931%, 12/25/34                          $       5,222  $         149
   Indymac Indx Mortgage Loan Trust,
      Ser 2004-AR5, Cl 2A1B (D)
         4.591%, 08/25/34                                  2,130          2,129
   Indymac Indx Mortgage Loan Trust,
      Ser 2004-AR6, Cl 6A1 (D)
         5.493%, 10/25/34                                    340            339
   Indymac Indx Mortgage Loan Trust,
      Ser 2004-AR7, Cl A2 (D)
         4.621%, 09/25/34                                    624            624
   Indymac Indx Mortgage Loan Trust,
      Ser 2004-AR8, Cl 2A2A (D)
         4.591%, 11/25/34                                    495            495
   Irwin Home Equity, Ser 2001-2,
      Cl M2 (D)
         5.441%, 07/25/26                                    390            390
   Irwin Home Equity, Ser 2003-A,
      Cl M2 (D)
         6.341%, 10/25/27                                    525            535
   Irwin Home Equity, Ser 2005-A,
      Cl A1 (D)
         4.361%, 09/25/17                                    250            250
   Master Alternative Loans Trust,
      Ser 2003-3, Class 2A1
         8.500%, 05/25/33                                    416            425
   Master Seasoned Securities Trust,
      Ser 2005-1, Cl 4A1 (D)
         5.942%, 10/25/32                                  1,723          1,723
   Mid-State Trust, Ser 2004-1, Cl B
         8.900%, 08/15/37                                    473            498
   Morgan Stanley ABS Capital I,
      Ser 2002-HE3, Cl M1 (D)
         5.291%, 12/27/32                                  3,000          3,039
   Morgan Stanley Capital I,
      Ser 2002-HE3, Cl M2 (D)
         6.391%, 12/27/32                                  2,125          2,153
   Morgan Stanley Capital I,
      Ser 2004-HE4, Cl A3 (D)
         4.391%, 05/25/34                                    167            167
   Morgan Stanley Dean Witter Capital,
      Ser 2002-HE1, Cl M2 (D)
         5.491%, 07/25/32                                    850            855
   Morgan Stanley Dean Witter Capital,
      Ser 2002-HE2, Cl M2 (D)
         5.441%, 08/25/32                                    850            854
   Morgan Stanley Dean Witter Capital,
      Ser 2003-NC1, Cl M3 (D)
         6.291%, 11/25/32                                  2,250          2,263
   Morgan Stanley Dean Witter Capital,
      Ser 2003-NC3, Cl M2 (D)
         6.171%, 03/25/33                                  2,400          2,426


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005      91

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

EXTENDED DURATION FUND (Continued)

November 30, 2005

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Novastar Home Equity Loan,
      Ser 2004-4, Cl A2A (D)
         4.381%, 03/25/35                          $         593  $         593
   Novastar Home Equity Loan,
      Ser 2004-4, Cl A2B (D)
         4.531%, 03/25/35                                  2,600          2,605
   Ownit Mortgage Loan, Ser 2005-1,
      Cl A1 (D)
         4.321%, 09/25/35                                    567            567
   People's Choice Home Loan Securities
      Trust, Ser 2005-1, Cl 1A2 (D)
         4.461%, 10/25/31                                  2,500          2,504
   Renaissance NIM Trust, Ser 2005-2,
      Cl N
         5.193%, 07/25/35                                  1,180          1,179
   Residential Asset Mortgage Products,
      Ser 2004-RS11, Cl A2 (D)
         4.461%, 12/25/33                                  2,750          2,753
   Residential Asset Securities,
      Ser 1999-KS3, Cl AII1 (D)
         4.971%, 10/25/30                                  1,096          1,097
   Residential Asset Securities,
      Ser 2004-KS11, Cl AI2 (D)
         4.461%, 01/25/34                                  2,750          2,757
   Residential Funding Mortgage Securities,
      Ser 1999-HI8, Cl AI7 (D)
         7.970%, 11/25/29                                    493            491
   Saxon Asset Securities Trust, Ser 1,
      Cl M1 (D)
         4.721%, 03/25/35                                  2,925          2,929
   Saxon Asset Securities Trust,
      Ser 2004-3, Cl A3 (D)
         4.531%, 12/26/34                                  2,500          2,509
   Specialty Underwriting & Residential
      Finance, Ser AB1, Cl A1A (D)
         4.281%, 03/25/36                                  2,821          2,821
   Specialty Underwriting and Residential
      Finance, Ser 2004-BC3, Cl A2B (D)
         4.501%, 07/25/35                                  2,500          2,506
   Terwin Mortgage Trust, Ser 2003-5SL,
      Cl M2
         6.241%, 10/25/34                                  1,427          1,431
   Terwin Mortgage Trust, Ser 2005-11,
      Cl 1A1A (D)
         4.500%, 11/25/36                                  1,616          1,600
   UCFC Home Equity Loan, Ser 1998-D,
      Cl MF1
         6.905%, 04/15/30                                    518            520
   Washington Mutual, Ser 2000-1,
      Cl M2 (D)
         4.991%, 01/25/40                                    743            746
   Washington Mutual, Ser 2002-AR17,
      Cl 2A (D)
         4.118%, 11/25/42                                    859            842

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Washington Mutual, Ser 2003-AR6,
      Cl A1 (D)
         4.348%, 06/25/33                          $       1,929  $       1,906
   Washington Mutual, Ser 2004-AR12,
      Cl A4A (D)
         4.313%, 10/25/44                                  2,027          2,027
   Washington Mutual, Ser 2004-AR3,
      Cl A2 (D)
         4.243%, 06/25/34                                  1,294          1,271
   Washington Mutual, Ser 2005-AR1,
      Cl A2A2 (D)
         4.444%, 01/25/45                                  2,653          2,653
   Washington Mutual, Ser 2005-AR2,
      Cl 2A21 (D)
         4.524%, 01/25/45                                  2,219          2,222
   Washington Mutual, Ser 2005-AR2,
      Cl 2A22 (D)
         4.414%, 01/25/45                                    674            674
   Washington Mutual, Ser 2005-AR6,
      Cl 2AB1 (D)
         4.381%, 04/25/45                                    759            755
                                                                  -------------
Total Asset-Backed Securities
   (Cost $123,178) ($ Thousands)                                        122,828
                                                                  -------------

CORPORATE OBLIGATIONS -- 16.7%

CONSUMER DISCRETIONARY -- 1.4%
   DaimlerChrysler (D)
         4.026%, 03/07/07                                    855            854
   Ford Motor
         8.900%, 01/15/32                                    549            410
         7.450%, 07/16/31                                  1,302            918
   General Motors
         8.375%, 07/15/33                                    911            615
                                                                  -------------
                                                                          2,797
                                                                  -------------

FINANCIALS -- 10.3%
   Bank of America, Ser A (A)
         8.070%, 12/31/26                                  1,728          1,843
   BankBoston Capital Trust I, Ser B
         8.250%, 12/15/26                                    655            699
   Barrick Gold Finance
         5.800%, 11/15/34                                    283            269
   Countrywide Financial (D)
         4.541%, 05/05/08                                  1,200          1,201
   Countrywide Home Loans MTN, Ser E
         6.935%, 07/16/07                                    597            614
   Credit Suisse First Boston London
      (A) (D) (E)
         0.000%, 03/24/10                                  1,988          1,777


--------------------------------------------------------------------------------
92      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Credit Suisse First Boston USA
         5.125%, 08/15/15                          $         690  $         676
   Deutsche Bank Luxembourg (A)
         6.825%, 12/28/07                                    304            313
   EOP Operating (D)
         4.654%, 10/01/10                                    430            434
   Farmers Insurance Exchange
      Capital (A)
         8.625%, 05/01/24                                    175            208
   First Chicago NBD Institutional
      Capital (A)
         7.950%, 12/01/26                                    750            795
   Ford Motor Credit
         7.260%, 11/02/07                                    750            735
         6.625%, 06/16/08                                    500            466
   GE Global Insurance
         7.000%, 02/15/26                                  1,800          1,976
   HSBC Capital Trust II (A)
         8.380%, 05/15/27                                     41             44
   Lehman Brothers Holdings (D)
         12.500%, 11/30/10                                   861            829
   Meridian Funding (A) (D)
         4.290%, 10/06/08                                    380            380
   Nationwide Mutual Insurance (A)
         6.600%, 04/15/34                                    522            515
   Pemex Finance
         8.020%, 05/15/07                                    865            890
   Power Receivables Financial (A)
         6.290%, 01/01/12                                    347            353
   Residential Capital (A)
         5.385%, 06/29/07                                  1,100          1,104
   Rosyln Bancorp
         5.750%, 11/15/07                                    600            604
   Simon Property Group
         7.375%, 01/20/06                                  1,310          1,314
   Spieker Properties
         7.650%, 12/15/10                                    660            742
   Woodbourne Pass-Through Trust
      (A) (D)
         5.190%, 04/08/49                                    700            698
   Zurich Capital Trust I (A)
         8.376%, 06/01/37                                  1,150          1,242
                                                                  -------------
                                                                         20,721
                                                                  -------------

INDUSTRIALS -- 1.7%
   America West Airlines, Ser 01-1
         7.100%, 04/02/21                                    186            197
   American Airlines, Ser AMBC
         3.857%, 07/09/10                                  1,037            995
   Continental Airlines, Ser 00-2
         7.707%, 04/02/21                                    172            171

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Continental Airlines, Ser 2202-1,
      Cl G1 (D)
         4.790%, 08/15/11                          $         451  $         450
   Continental Airlines, Ser AMBC
         6.236%, 03/15/20                                    135            139
   Delta Air Lines (F)
         4.950%, 01/25/08                                    332            333
   Delta Air Lines, Ser 02-1, Cl G-1
         6.718%, 01/02/23                                    184            188
   General Motors
         7.700%, 04/15/16                                  1,130            765
   Northwest Airlines, Ser 00-1
         8.072%, 10/01/19                                    169            171
                                                                  -------------
                                                                          3,409
                                                                  -------------

TELECOMMUNICATION SERVICES -- 1.9%
   New England Telephone & Telegraph
         7.650%, 06/15/07                                  1,786          1,847
   Nextel Communications
         9.500%, 02/01/11                                  1,800          1,897
                                                                  -------------
                                                                          3,744
                                                                  -------------

UTILITIES -- 1.4%
   Entergy Gulf States (D)
         4.270%, 12/01/09                                    450            442
   Entergy Louisiana
         5.560%, 09/01/15                                    875            852
   Power Contract Financing (A)
         5.200%, 02/01/06                                    229            229
   Sempra Energy
         4.840%, 05/21/08 (D)                                870            872
         4.621%, 05/17/07                                    450            447
                                                                  -------------
                                                                          2,842
                                                                  -------------
Total Corporate Obligations
   (Cost $34,367) ($ Thousands)                                          33,513
                                                                  -------------

COMMERCIAL PAPER (B) -- 7.6%
   Cafco LLC
         4.040%, 12/19/05                                  3,150          3,143
   Citigroup Funding
         4.020%, 12/15/05                                  4,700          4,693
   Preferred Receivable Funding
         4.020%, 12/06/05                                  3,780          3,778
   Ranger Funding
         4.010%, 12/06/05                                  3,780          3,778
                                                                  -------------
Total Commercial Paper
   (Cost $15,392) ($ Thousands)                                          15,392
                                                                  -------------


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005      93

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

EXTENDED DURATION FUND (Concluded)

November 30, 2005

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS -- 6.5%
   U.S. Treasury Bills (C)
         3.625%, 12/22/05                          $       7,430  $       7,413
   U.S. Treasury Bond Forward Commitments
         6.250%, 08/15/23
      (Forward Settlement Date 12/16/05)                   4,919          5,761
                                                                  -------------
Total U.S. Treasury Obligations
   (Cost $13,291) ($ Thousands)                                          13,174
                                                                  -------------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 5.4%
   FHLMC
         3.340%, 12/19/05                                  7,365          7,347
   FHLMC CMO, Ser 2391, Cl XE
         6.000%, 05/15/27                                    154            154
   FHLMC CMO, Ser 2469, Cl AK
         6.000%, 04/15/30                                    470            471
   FHLMC CMO, Ser 2748, Cl ZT
         5.500%, 02/15/24                                    336            331
   FNMA CMO, Ser 2001-13, Cl SA
         8.775%, 11/25/17                                    320            324
   FNMA CMO, Ser 2001-48, Cl PD
         6.500%, 06/25/20                                    526            530
   FNMA CMO, Ser 2003-122, Cl ZQ
         6.000%, 12/25/33                                    460            476
   FNMA CMO, Ser 2003-33, Cl PC
         4.500%, 03/25/27                                    447            446
   FNMA CMO, Ser 2004-12, Cl ZX
         6.000%, 03/25/34                                    419            431
   FNMA CMO, Ser 2004-80, Cl XZ
         5.000%, 11/25/34                                    116            103
   GNMA CMO, Ser 2003-112, Cl SG
         2.968%, 12/16/33                                    219            161
                                                                  -------------
Total U.S. Government Agency Obligations
   (Cost $10,663) ($ Thousands)                                          10,774
                                                                  -------------

U.S. GOVERNMENT MORTGAGE-BACKED
OBLIGATIONS -- 5.3%
   FHLMC
         6.500%, 08/01/29                                    695            704
         5.437%, 01/01/32                                  2,176          2,189
         4.881%, 01/01/33                                  3,101          3,194
   FNMA
         7.000%, 04/01/34                                    606            632
         5.500%, 10/01/17 to 02/01/18                        417            422
         4.601%, 01/01/33                                  2,099          2,102
         4.282%, 07/01/33                                  1,406          1,411
                                                                  -------------

Total U.S. Government Mortgage-Backed Obligations
   (Cost $10,634) ($ Thousands)                                          10,654
                                                                  -------------

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

PREFERRED STOCK -- 0.6%
   HRPT Properties Trust                                  52,000  $       1,317
                                                                  -------------
Total Preferred Stock
   (Cost $1,320) ($ Thousands)                                            1,317
                                                                  -------------

CASH EQUIVALENT-- 2.2%
   SEI Daily Income Trust, Prime
      Obligation Fund, Cl A, 4.06%*+                   4,418,071          4,418
                                                                  -------------
Total Cash Equivalent
   (Cost $4,418) ($ Thousands)                                            4,418
                                                                  -------------

Total Investments -- 105.2%
   (Cost $213,263) ($ Thousands)                                        212,070
                                                                  -------------

At November 30, 2005, the following Interest Rate Swap agreements were outstanding (See Note 2 in Notes to Financial Statements):

----------------------------------------------------------------------------------------------
                                                                                NET UNREALIZED
                                                                   NOTIONAL      APPRECIATION/
                                                   EXPIRATION       AMOUNT      (DEPRECIATION)
DESCRIPTION                                           DATE      ($ THOUSANDS)    ($ THOUSANDS)
----------------------------------------------------------------------------------------------
   Fund receives semi-annual
      payment of 2.608% (5.216%
      per annum) times notional
      amount of 3 month LIBOR.
      Upon a defined credit event
      Fund pays notional amount
      and takes receipt of a
      defined deliverable obligation.
      (Counter Party: Barclays
      Capital)                                      04/04/25    $      49,000   $          100

   Fund receives semi-annual
      payment of 2.442% (4.883%
      per annum) times notional
      amount of 3 month LIBOR.
      Upon a defined credit event
      Fund pays notional amount
      and takes receipt of a
      defined deliverable obligation.
      (Counter Party: Barclays
      Capital)                                      09/19/25           20,000             (793)

   Fund receives semi-annual
      payment of 2.622% (5.244%
      per annum) times notional
      amount of 3 month LIBOR.
      Upon a defined credit event
      Fund pays notional amount
      and takes receipt of a
      defined deliverable obligation.
      (Counter Party: Barclays
      Capital)                                      11/03/25           51,820              255

   Fund receives semi-annual
      payment of 2.622% (5.243%
      per annum) times notional
      amount of 3 month LIBOR.
      Upon a defined credit event
      Fund pays notional amount
      and takes receipt of a
      defined deliverable obligation.
      (Counter Party: Citibank)                     11/03/25           51,820              248

   Fund receives semi-annual
      payment of 2.469% (4.938%
      per annum) times notional
      amount of 3 month LIBOR.
      Upon a defined credit event
      Fund pays notional amount
      and takes receipt of a
      defined deliverable obligation.
      (Counter Party: Citibank)                     05/04/25           17,660             (566)


--------------------------------------------------------------------------------
94      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
                                                                                NET UNREALIZED
                                                                   NOTIONAL      APPRECIATION/
                                                   EXPIRATION       AMOUNT      (DEPRECIATION)
DESCRIPTION                                           DATE      ($ THOUSANDS)    ($ THOUSANDS)
----------------------------------------------------------------------------------------------
   Fund receives semi-annual
      payment of 2.608% (5.216%
      per annum) times notional
      amount of 3 month LIBOR.
      Upon a defined credit event
      Fund pays notional amount
      and takes receipt of a
      defined deliverable obligation.
      (Counter Party: Credit
      Suisse First Boston)                          04/04/25           50,000   $          102

   Fund receives semi-annual
      payment of 2.483% (4.965%
      per annum) times notional
      amount of 3 month LIBOR.
      Upon a defined credit event
      Fund pays notional amount
      and takes receipt of a
      defined deliverable obligation.
      (Counter Party: Credit
      Suisse First Boston)                          01/21/25    $      27,755             (784)

   Fund receives semi-annual
      payment of 2.325% (4.650%
      per annum) times notional
      amount of 3 month LIBOR.
      Upon a defined credit event
      Fund pays notional amount
      and takes receipt of a
      defined deliverable obligation.
      (Counter Party: Credit
      Suisse First Boston)                          09/02/25           27,310           (1,869)

   Fund receives semi-annual
      Fund receives semi-annual
      payment of 2.608% (5.216%
      per annum) times notional
      amount of 3 month LIBOR.
      Upon a defined credit event
      Fund pays notional amount
      and takes receipt of a
      defined deliverable obligation.
      (Counter Party: Deutsche
      Bank)                                         04/04/25           43,000               87

   Fund receives semi-annual
      payment of 2.572% (5.143%
      per annum) times notional
      amount of 3 month LIBOR.
      Upon a defined credit event
      Fund pays notional amount
      and takes receipt of a
      defined deliverable obligation.
      (Counter Party: Deutsche
      Bank)                                         01/07/25           21,660             (145)

   Fund receives semi-annual
      payment of 2.493% (4.986%
      per annum) times notional
      amount of 3 month LIBOR.
      Upon a defined credit event
      Fund pays notional amount
      and takes receipt of a
      defined deliverable obligation.
      (Counter Party: Deutsche
      Bank)                                         10/04/25           17,630             (474)

   Fund receives semi-annual
      payment of 2.606% (5.212%
      per annum) times notional
      amount of 3 month LIBOR.
      Upon a defined credit event
      Fund pays notional amount
      and takes receipt of a
      defined deliverable obligation.
      (Counter Party:)                              06/02/25           11,830               --
                                                                                --------------
                                                                                $       (3,839)
                                                                                --------------

Percentages are based on Net Assets of $201,588,175.

*     Rate shown is the 7-day yield as of November 30, 2005.

+     See Note 3 in Notes to Financial Statements.

(A) This security was sold within the terms of a private placement memorandum, exempt from registration under Section 3A-4, 4(2) or 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."

(B)   The rate reported is the effective yield at time of purchase.

(C) Security, or portion of this security, has been pledged as collateral on open swap contracts.

(D) Variable Rate Security -- The rate reported on the Statement of Net Assets is the rate in effect as of November 30, 2005.

(E) The note accrues its 9.65% annual coupon for any day that the 3-year swap rate exceeds the 1-year swap rate by 22 or more basis points.

(F)   Security in default on interest payments.

Cl -- Class

CMO -- Collateralized Mortgage Obligation

FHLMC -- Federal Home Loan Mortgage Corporation

FNMA -- Federal National Mortgage Association

GNMA -- Government National Mortgage Association

IO -- Interest Only

LIBOR -- London InterBank Offering Rate

LLC -- Limited Liability Company

MTN -- Medium Term Note

Ser -- Series

The accompanying notes are an integral part of the financial statements


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005      95

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (Unaudited)

INTERNATIONAL EQUITY FUND

November 30, 2005

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS++:

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

28.1%  Financials
11.8%  Industrials
10.7%  Consumer Discretionary
 9.4%  Energy
 7.6%  Consumer Staples
 7.3%  Telecommunication Services
 7.2%  Health Care
 7.1%  Material
 4.2%  Utilities
 3.1%  Information Technology
 1.5%  Short-Term Investments
 0.7%  Asset-Backed Securities
 0.6%  Commercial Paper
 0.5%  Preferred Stock
 0.2%  U.S. Treasury Obligations
 0.0%  Rights

++ Percentages based on total investments. Includes investments held as collateral for securities on loan (see Note 9).

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------

COMMON STOCK -- 97.5%

AUSTRALIA -- 2.7%
   Amcor                                                  98,981  $         511
   Aristocrat Leisure                                     16,774            152
   Australia & New Zealand Banking Group                 119,911          2,112
   BHP Billiton                                          269,077          4,328
   BlueScope Steel                                       305,808          1,596
   Boral                                                 145,925            882
   Brambles Industries                                   531,109          3,798
   Caltex Australia                                       39,140            614
   Centro Properties Group                                57,122            266
   Coles Myer                                             58,933            434
   Commonwealth Bank of Australia                         86,973          2,684
   Computershare                                         120,306            620
   CSL                                                     9,685            283
   CSR                                                    32,413             75
   DCA Group                                              62,072            181
   Downer EDI                                             17,748             91
   GPT Group                                             177,616            514
   Iluka Resources                                        98,496            573
   Insurance Australia Group                             123,445            478
   Macquarie Airports                                    481,181          1,107
   Macquarie Bank                                         11,837            591
   Macquarie Goodman Group                                30,328             97
   Macquarie Infrastructure Group                        311,191            807
   Mayne Pharma*                                          12,928             26
   Mirvac Group                                           53,048            159
   National Australia Bank                               202,048          4,822
   Orica                                                  43,147            633
   Origin Energy                                         117,700            612
   PaperlinX                                              20,957             53
   Promina Group                                          95,417            339
   Qantas Airways                                        175,601            488
   QBE Insurance Group                                   406,347          5,708

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------

   Rinker Group                                          108,141  $       1,241
   Rio Tinto                                              10,110            458
   Santos                                                 69,797            588
   Stockland                                             143,374            657
   Suncorp-Metway                                          4,667             68
   Symbion Health Ltd*                                    12,928             35
   Wesfarmers                                             23,234            608
   Westpac Banking                                       113,178          1,864
   Woodside Petroleum                                     83,891          2,155
   Woolworths                                            113,858          1,430
                                                                  -------------
                                                                         44,738
                                                                  -------------

AUSTRIA -- 0.9%
   Andritz*                                                  887             88
   Boehler-Uddeholm*                                         906            148
   Erste Bank der Oesterreichischen Sparkassen*            9,178            488
   OMV*                                                   57,887          3,181
   Raiffeisen International Bank Holding*                  3,884            240
   Telekom Austria*                                      317,495          7,167
   Verbund - Oesterreichische
     Elektrizitaetswirtschafts*                            5,500          1,725
   Voestalpine                                            17,300          1,641
   Wienerberger*                                           2,474             95
                                                                  -------------
                                                                         14,773
                                                                  -------------

BELGIUM -- 0.7%
   Belgacom                                                2,268             76
   Colruyt                                                 1,290            173
   Delhaize Group*                                        49,200          3,107
   Dexia*                                                  7,198            157
   Electrabel                                              1,164            575
   Fortis (NL)* (B)                                      119,598          3,543
   Groupe Bruxelles Lambert*                               6,278            575
   KBC Groep*                                             30,374          2,634
   UCB                                                    15,317            753
                                                                  -------------
                                                                         11,593
                                                                  -------------

BRAZIL -- 0.1%
   Cia de Saneamento Basico do
   Estado de Sao Paulo*                                6,170,000            390
   Gerdau ADR*                                            46,950            694
   Uniao de Bancos Brasileiros GDR*                       11,700            724
                                                                  -------------
                                                                          1,808
                                                                  -------------

CANADA -- 1.6%
   Abitibi-Consolidated (B)                               63,200            209
   Alcan                                                  67,400          2,581
   Cameco                                                 23,600          1,342
   Canadian Natural Resources                             95,000          4,298
   Canadian Tire, Cl A*                                    1,100             63


--------------------------------------------------------------------------------
96      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------

   Falconbridge                                           22,573  $         675
   Inco                                                   32,100          1,412
   Manulife Financial                                     21,700          1,247
   Methanex                                               28,700            501
   Potash Saskatchewan                                    20,300          1,476
   Rogers Communications, Cl B                           121,100          4,631
   Suncor Energy                                           9,100            517
   Teck Cominco, Cl B                                    116,600          5,339
   TELUS                                                  45,700          1,746
   Toronto-Dominion Bank                                  12,600            651
                                                                  -------------
                                                                         26,688
                                                                  -------------

CHINA -- 0.0%
   China Petroleum & Chemical                          1,106,000            499
                                                                  -------------

DENMARK -- 0.5%
   AP Moller - Maersk                                        120          1,126
   Carlsberg*                                              3,050            159
   D/S Torm*                                                 950             44
   Danisco*                                                1,400             99
   Danske Bank*                                           14,800            476
   DSV*                                                    1,200            124
   H Lundbeck                                              7,000            144
   NKT Holding*                                           12,000            500
   Novo-Nordisk, Cl B*                                    66,700          3,582
   TDC*                                                   37,667          2,256
   William Demant Holding*                                 2,700            142
                                                                  -------------
                                                                          8,652
                                                                  -------------

FINLAND -- 1.0%
   Amer Sports*                                           26,815            483
   Fortum*                                               337,604          5,924
   Kesko, Cl B                                             7,900            205
   Metso*                                                 40,534          1,061
   Neste Oil*                                              6,400            186
   Nokia                                                 141,884          2,418
   Nokian Renkaat                                          4,400             57
   Pohjola Group, Cl D*                                   68,188          1,070
   Rautaruukki                                            72,871          1,483
   Sampo, Cl A*                                           80,855          1,317
   Stora Enso, Cl R*                                      27,000            346
   Wartsila, Cl B                                         27,227            729
   YIT-Yhtyma*                                            10,900            441
                                                                  -------------
                                                                         15,720
                                                                  -------------

FRANCE -- 9.3%
   Accor*                                                 11,786            625
   Air France-KLM                                         15,386            286
   Air Liquide*                                            2,968            535
   Alcatel*                                               13,472            166
   Assurances Generales de France                         93,650          9,119
   AXA                                                   335,202         10,066

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------

   BNP Paribas*                                          154,504  $      12,175
   Bouygues                                              214,410         10,225
   Business Objects*                                       5,538            220
   Carrefour*                                             75,660          3,274
   Casino Guichard Perrachon*                              5,431            356
   Cie de Saint-Gobain*                                   27,178          1,567
   Cie Generale d'Optique Essilor International*           5,222            433
   CNP Assurances                                          3,604            272
   Compagnie Generale des Etablissements
      Michelin, Cl B*                                     19,732          1,071
   Credit Agricole                                       117,664          3,545
   Dassault Systemes*                                     58,455          3,225
   France Telecom*                                       522,904         13,040
   Groupe Danone*                                         41,253          4,252
   L'Oreal                                                19,629          1,415
   Lafarge*                                               15,978          1,365
   Neopost                                                 1,630            154
   PagesJaunes Groupe                                      3,872             94
   Pernod-Ricard                                             432             71
   Peugeot*                                                6,806            407
   Publicis Groupe*                                       61,560          2,082
   Renault*                                               67,153          5,219
   Sanofi-Aventis*                                       211,639         17,020
   Schneider Electric                                     34,889          2,997
   SCOR*                                                 291,946            592
   Societe Generale*                                      80,899          9,593
   Suez*                                                  65,496          1,863
   Total* (B)                                            105,702         26,371
   Veolia Environnement                                   33,500          1,431
   Vinci                                                  77,323          6,151
   Vivendi Universal*                                    111,739          3,224
   Zodiac                                                  2,463            148
                                                                  -------------
                                                                        154,649
                                                                  -------------

GERMANY -- 6.7%
   Allianz*                                               42,846          6,224
   Altana*                                                 8,800            465
   BASF*                                                  66,040          4,867
   Bayer*                                                227,218          9,060
   Bayerische Hypo-und Vereinsbank*                      109,800          3,207
   Bayerische Motoren Werke*                              62,371          2,739
   Celesio                                                 1,414            112
   Commerzbank*                                          157,800          4,665
   Continental*                                           55,877          4,732
   DaimlerChrysler*                                       98,891          4,990
   Deutsche Bank*                                         46,358          4,527
   Deutsche Boerse*                                       18,549          1,824
   Deutsche Post*                                         86,308          1,873
   Deutsche Telekom*                                     312,639          5,188
   E.ON*                                                  97,893          9,309
   Fresenius Medical Care* (B)                            39,520          3,749


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005      97

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (Unaudited)

INTERNATIONAL EQUITY FUND (Continued)

November 30, 2005

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------

   Henkel*                                                 6,700  $         591
   Hochtief*                                              15,937            645
   Hypo Real Estate Holding*                              74,900          3,898
   Infineon Technologies*                                180,600          1,616
   Linde*                                                 26,187          1,875
   MAN*                                                   75,630          3,765
   Merck KGaA*                                            46,999          3,840
   Muenchener Rueckversicherungs*                         38,022          4,960
   RWE*                                                   58,011          4,006
   SAP*                                                   33,212          5,994
   SAP ADR                                                 4,600            208
   Siemens* (B)                                          131,574          9,960
   Suedzucker*                                            36,255            806
   Volkswagen*                                            37,627          1,974
   Wincor Nixdorf*                                         1,340            131
                                                                  -------------
                                                                        111,800
                                                                  -------------

GREECE -- 0.1%
   Coca Cola Hellenic Bottling                             2,400             63
   Intracom                                               21,590            125
   National Bank of Greece                                17,350            677
   OPAP                                                   20,310            625
   Piraeus Bank                                            9,450            188
   Titan Cement                                            2,940            104
                                                                  -------------
                                                                          1,782
                                                                  -------------

HONG KONG -- 1.8%
   ASM Pacific Technology                                 15,000             82
   Cheung Kong Holdings                                  121,400          1,259
   China Mobile Hong Kong                              1,785,800          8,731
   CLP Holdings                                           52,000            306
   CNOOC                                               6,819,600          4,541
   Hang Lung Group                                       198,300            385
   Hang Lung Properties                                  300,000            449
   Henderson Land Development                             67,000            295
   HongKong Electric Holdings                            121,000            589
   Hopewell Holdings                                      46,000            113
   Hutchison Whampoa                                     509,800          4,826
   Hysan Development                                     470,000          1,113
   Kingboard Chemical Holdings                            31,000             74
   Li & Fung                                             750,000          1,511
   MTR                                                   468,000            936
   New World Development                                 460,000            605
   PCCW                                                  661,000            421
   Prosperity REIT*                                        2,950             31
   Shangri-La Asia                                       378,000            546
   Sun Hung Kai Properties                               159,000          1,510
   Swire Pacific, Cl A                                    81,000            734
   Wharf Holdings                                         50,000            177
                                                                  -------------
                                                                         29,234
                                                                  -------------

HUNGARY -- 0.0%
   Mol Magyar Olaj-es Gazipari*                            7,600            721
                                                                  -------------

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------

INDIA -- 0.1%
   Canara Bank                                           100,000  $         457
   Punjab National Bank                                   46,000            436
                                                                  -------------
                                                                            893
                                                                  -------------

IRELAND -- 0.5%
   Allied Irish Banks                                     37,618            812
   Anglo Irish Bank                                      238,430          3,270
   Bank of Ireland                                        11,476            177
   CRH                                                    46,399          1,227
   DCC                                                     4,198             76
   Depfa Bank*                                           149,203          2,237
   Fyffes                                                 50,477            122
                                                                  -------------
                                                                          7,921
                                                                  -------------

ISRAEL -- 0.1%
   Bank Hapoalim*                                        280,300          1,214
   Teva Pharmaceutical Industries ADR                     13,100            535
                                                                  -------------
                                                                          1,749
                                                                  -------------

ITALY -- 2.8%
   Assicurazioni Generali*                                19,200            594
   Banca Intesa*                                         361,180          1,740
   Banca Intesa RNC*                                      20,726             95
   Banca Monte dei Paschi di Siena* (B)                  373,432          1,786
   Banca Popolare di Milano                              468,902          4,571
   Banche Popolari Unite                                  18,820            413
   Banco Popolare di Verona e Novara*                      7,833            152
   Benetton Group*                                         7,675             86
   Capitalia*                                            239,904          1,341
   Enel* (B)                                             118,636            934
   ENI - Ente Nazionale Idrocarburi*                     615,497         16,677
   Fiat*                                                  84,747            688
   Fiat RNC*                                             273,010          2,050
   Finmeccanica                                           68,200          1,255
   Italcementi*                                           13,316            224
   Luxottica Group*                                        5,065            125
   Mediobanca* (B)                                        70,660          1,242
   Recordati                                             114,500            803
   Sanpaolo IMI*                                         268,730          4,067
   Snam Rete Gas (B)                                     104,524            441
   Telecom Italia*                                       506,914          1,414
   Telecom Italia RNC*                                 2,010,570          4,772
   UniCredito Italiano*                                  104,621            646
                                                                  -------------
                                                                         46,116
                                                                  -------------

JAPAN -- 26.5%
   77 Bank                                                73,000            537
   Acom                                                   13,900            827
   Aderans                                                 1,900             48
   Advantest                                              14,700          1,330
   Aeon                                                   80,700          1,799


--------------------------------------------------------------------------------
98      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------

   Aiful                                                   2,450  $         186
   Ajinomoto                                              59,000            585
   Amada*                                                238,000          1,972
   Amano                                                  50,700            815
   Aoyama Trading*                                        22,500            701
   Asahi Breweries                                        47,500            567
   Asahi Kasei                                           185,000          1,034
   Asatsu-DK                                              16,700            537
   Astellas Pharma                                       107,200          4,137
   Autobacs Seven                                         40,500          1,816
   Bank of Fukuoka                                        73,000            547
   Bridgestone                                            47,000          1,010
   Canon                                                 268,579         15,088
   Canon Sales                                            48,000          1,003
   Central Glass                                          27,000            151
   Central Japan Railway                                     370          3,178
   Chiba Bank                                             50,000            409
   Chiyoda*                                               27,000            526
   Chubu Electric Power                                   95,100          2,270
   Citizen Watch                                           6,500             54
   COMSYS Holdings                                        58,000            682
   CSK Holdings*                                           1,500             66
   Dai Nippon Printing                                   291,152          4,967
   Daicel Chemical Industries                             21,000            135
   Daido Steel                                           107,000            781
   Daiichi Sankyo*                                        98,888          1,806
   Daimaru                                                34,000            458
   Dainippon Ink and Chemicals*                          211,000            766
   Dainippon Screen Manufacturing*                       212,000          1,639
   Daito Trust Construction                               12,700            620
   Daiwa House Industry*                                  74,000          1,028
   Daiwa Securities Group                                365,000          3,549
   Denki Kagaku Kogyo                                    349,000          1,365
   Denso                                                   2,000             62
   East Japan Railway                                        584          3,669
   Eisai                                                  25,300            973
   Electric Power Development*                             6,800            220
   Fanuc                                                  77,500          6,335
   Fast Retailing                                         31,600          2,238
   Fuji Photo Film                                        93,800          2,997
   Fujikura                                               35,000            268
   Fujitsu                                                44,000            321
   Gunma Bank                                             81,000            550
   Gunze*                                                240,000          1,362
   Hino Motors                                            23,000            142
   Hirose Electric                                         6,500            873
   Hitachi                                             1,082,002          7,298
   Hitachi Cable                                         150,800            627
   Hitachi Capital                                        57,900          1,157
   Hitachi Chemical                                        6,300            145
   Hokkaido Electric Power                                52,900          1,051
   Honda Motor                                           126,100          7,025
   House Foods*                                           35,500            496

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------

   Hoya                                                   37,800  $       1,364
   Ibiden (B)                                             87,000          4,682
   Isetan                                                140,100          2,763
   Itochu*                                               417,100          3,135
   Japan Tobacco                                             366          4,903
   JFE Holdings*                                         118,900          3,744
   JS Group                                               42,200            780
   JSR                                                     6,600            160
   Kamigumi*                                              10,000             82
   Kaneka                                                 14,000            167
   Kansai Electric Power                                 297,039          6,318
   Kansai Paint                                           97,000            678
   Kao                                                   212,800          5,002
   Katokichi                                             102,900            666
   KDDI                                                       34            179
   Keisei Electric Railway                                80,000            535
   Keyence*                                                1,100            280
   Kikkoman*                                              61,000            582
   Kinden*                                                65,000            570
   Kirin Brewery                                         115,000          1,234
   Kobe Steel                                            889,300          2,582
   Komatsu                                               616,000          8,540
   Komori                                                  6,000            115
   Kubota                                                289,000          2,257
   Kuraray                                                58,000            573
   Kurita Water Industries                                 5,800            100
   Kyocera                                                77,700          5,301
   Kyushu Electric Power                                 108,000          2,304
   Lawson                                                 39,400          1,574
   Makita                                                 42,000          1,032
   Marubeni                                              298,000          1,471
   Marui                                                 159,600          2,999
   Matsushita Electric Industrial                        404,348          8,138
   Matsushita Electric Works                              70,000            667
   Mediceo Paltac Holdings                                 3,400             47
   Meiji Seika Kaisha                                    112,000            577
   Millea Holdings*                                          309          5,092
   Mitsubishi                                            437,200          8,897
   Mitsubishi Electric*                                  536,000          3,585
   Mitsubishi Estate                                     293,000          4,266
   Mitsubishi Gas Chemical                               124,000          1,014
   Mitsubishi Heavy Industries*                           14,000             59
   Mitsubishi Materials*                                 165,000            666
   Mitsubishi Rayon                                      202,000          1,199
   Mitsubishi UFJ Financial Group*                         1,462         18,394
   Mitsui                                                211,000          2,592
   Mitsui Chemicals                                      204,000          1,128
   Mitsui Mining & Smelting                              111,000            628
   Mitsui OSK Lines                                      810,500          5,952
   Mitsui Sumitomo Insurance                              95,800          1,093
   Mitsui Trust Holdings*                                509,400          6,262
   Mizuho Financial Group*                                 1,085          7,626
   Murata Manufacturing                                    8,380            476


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005      99

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (Unaudited)

INTERNATIONAL EQUITY FUND (Continued)

November 30, 2005

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------

   Namco Bandai Holdings*                                  4,650  $          71
   NEC                                                   896,100          5,396
   NGK Spark Plug                                         37,000            779
   NHK Spring                                             25,000            240
   Nichirei                                              156,000            632
   Nidec                                                  13,680            983
   Nikon                                                  53,000            801
   Nintendo                                               10,560          1,161
   Nippon Electric Glass                                  56,200          1,145
   Nippon Kayaku                                          71,000            558
   Nippon Mining Holdings*                               366,400          2,409
   Nippon Oil                                            176,000          1,281
   Nippon Sheet Glass (B)                                291,000          1,218
   Nippon Shokubai                                        64,000            676
   Nippon Steel*                                         288,000            973
   Nippon Telegraph & Telephone                              965          4,339
   Nippon Yusen Kabushiki Kaisha                         202,000          1,225
   Nishimatsu Construction (B)                           244,000          1,025
   Nissan Motor                                          683,561          7,024
   Nisshin Seifun Group                                   81,000            789
   Nisshinbo Industries                                   86,000            814
   Nitori                                                  3,400            253
   Nitto Denko                                            25,900          1,771
   Nomura Holdings                                       233,400          3,883
   NSK                                                   130,000            844
   NTN                                                    30,000            205
   NTT Data                                                  189            665
   NTT DoCoMo                                              1,885          2,934
   Obayashi                                               62,000            437
   Oki Electric Industry*                                267,000            889
   Okumura                                               282,000          1,588
   Onward Kashiyama*                                      35,000            581
   Oriental Land                                          62,200          3,312
   ORIX*                                                  71,700         15,398
   Osaka Gas                                             783,000          2,566
   Pioneer                                                45,500            628
   Promise                                                22,400          1,352
   Ricoh                                                  47,000            820
   Rohm                                                   30,900          2,789
   Santen Pharmaceutical                                  28,900            688
   Sanwa Shutter                                         113,000            629
   Sanyo Shinpan Finance                                  21,600          1,520
   Secom*                                                 20,500          1,055
   Sega Sammy Holdings*                                   46,400          1,491
   Seiko Epson                                             2,000             51
   Sekisui Chemical                                       26,000            178
   Sekisui House                                          91,000          1,080
   Seven & I Holdings*                                     1,600             56
   Sharp                                                  41,000            635
   Shimachu                                               20,000            561
   Shimamura                                               8,600          1,037
   Shin-Etsu Chemical                                     21,700          1,127
   Shinsei Bank                                          612,000          3,432
   Shiseido                                                9,000            145

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------

   Shizuoka Bank                                          55,000  $         535
   Showa Denko                                            64,000            238
   Showa Shell Sekiyu                                     59,500            670
   SMC                                                    15,900          2,126
   Softbank (B)                                           62,500          5,009
   Sompo Japan Insurance                                  75,000            987
   Sony                                                  131,500          4,870
   Sumitomo                                              285,000          3,373
   Sumitomo Chemical                                      74,000            460
   Sumitomo Electric Industries                           94,300          1,303
   Sumitomo Forestry                                      47,000            421
   Sumitomo Heavy Industries                             283,000          2,056
   Sumitomo Metal Industries*                            468,000          1,610
   Sumitomo Mitsui Financial Group*                        1,643         15,442
   Sumitomo Osaka Cement*                                585,000          1,582
   Sumitomo Rubber Industries                             18,000            244
   Sumitomo Trust & Banking*                              94,000            789
   Suzuken                                                51,300          1,565
   Suzuki Motor                                          106,400          1,983
   T&D Holdings*                                           8,500            536
   Taiheiyo Cement*                                      202,000            811
   Taisei                                                 27,000            115
   Taisho Pharmaceutical*                                 55,000            990
   Taiyo Yuden                                            58,000            642
   Takeda Pharmaceutical                                 127,000          6,966
   Takefuji                                               21,070          1,423
   Tanabe Seiyaku                                         12,000            116
   TDK                                                    14,500          1,207
   Teijin                                                 25,000            136
   Toda*                                                  98,000            566
   Tohoku Electric Power                                 112,600          2,172
   Tokuyama                                               99,000          1,144
   Tokyo Electric Power                                  200,700          4,828
   Tokyo Electron                                         40,800          2,470
   Tokyo Gas                                           1,371,000          5,527
   Tokyo Style*                                           53,000            653
   Tokyu                                                  96,000            571
   Tokyu Land*                                            73,000            533
   Toppan Printing                                       132,000          1,448
   Toshiba                                                82,000            430
   Toyo Seikan Kaisha                                     42,800            642
   Toyo Suisan Kaisha*                                    90,000          1,443
   Toyobo*                                               242,000            627
   Toyota Industries                                      55,400          1,918
   Toyota Motor                                          208,300         10,072
   Trend Micro                                            31,200          1,042
   Ube Industries*                                       279,000            715
   Uni-Charm                                              10,000            459
   UNY                                                    72,000            980
   Ushio*                                                 25,500            569
   Yahoo! Japan                                            1,259          1,522
   Yamada Denki                                           64,600          6,628
   Yamaha                                                 48,800            761
   Yamaha Motor*                                          24,100            549


--------------------------------------------------------------------------------
100     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------

   Yamato Transport                                      100,100  $       1,643
   Yaskawa Electric* (B)                                  71,000            676
                                                                  -------------
                                                                        438,760
                                                                  -------------

LUXEMBOURG -- 0.5%
   Arcelor*                                              248,739          5,926
   SES Global FDR (Paris Exchange)*                       37,586            591
   SES Global FDR*                                        81,800          1,275
                                                                  -------------
                                                                          7,792
                                                                  -------------

MEXICO -- 0.6%
   America Movil ADR, Ser L                              195,855          5,625
   Fomento Economico Mexicano ADR                         51,850          3,525
                                                                  -------------
                                                                          9,150
                                                                  -------------

NETHERLANDS -- 5.0%
   ABN AMRO Holding*                                     424,811         10,443
   Aegon*                                                294,745          4,661
   Akzo Nobel*                                            42,639          1,910
   Buhrmann*                                             134,247          1,773
   CSM*                                                   51,161          1,417
   DSM*                                                   34,015          1,258
   European Aeronautic Defense and Space*                 34,510          1,272
   Heineken*                                              42,189          1,291
   Heineken Holding*                                      28,236            827
   ING Groep                                             566,273         18,293
   James Hardie Industries                                72,546            449
   Koninklijke Philips Electronics* (B)                   65,288          1,820
   Randstad Holdings*                                      4,188            173
   Reed Elsevier                                          36,688            488
   Royal Dutch Shell, Cl A*                              636,275         19,594
   Royal KPN*                                            367,713          3,630
   Royal Numico*                                          12,049            496
   TNT*                                                   72,708          1,956
   Unilever*                                             157,549         10,554
   VNU*                                                   13,127            409
   Wereldhave                                                476             45
   Wolters Kluwer*                                         7,183            143
                                                                  -------------
                                                                         82,902
                                                                  -------------

NEW ZEALAND -- 0.1%
   Fletcher Building                                      22,422            114
   Telecom of New Zealand (B)                            536,719          2,182
                                                                  -------------
                                                                          2,296
                                                                  -------------

NORWAY -- 0.9%
   DNB                                                    98,148          1,027
   Norsk Hydro (B)                                        84,170          8,413
   Norske Skogindustrier*                                 30,428            443
   Orkla*                                                 10,100            376

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------

   ProSafe*                                                2,850  $         102
   Statoil*                                              192,950          4,202
   Storebrand*                                            11,600            106
   Yara International*                                    23,600            360
                                                                  -------------
                                                                         15,029
                                                                  -------------

PHILIPPINES -- 0.0%
   Philippine Long Distance Telephone                     19,800            635
                                                                  -------------

PORTUGAL -- 0.4%
   Banco BPI*                                             35,629            155
   Banco Comercial Portugues*                            396,118            984
   Banco Espirito Santo*                                  36,100            568
   Cimpor Cimentos de Portugal*                           32,535            175
   Energias de Portugal*                                 252,555            744
   Portugal Telecom*                                     193,226          1,774
   Sonae*                                              1,072,078          1,830
                                                                  -------------
                                                                          6,230
                                                                  -------------
SINGAPORE -- 0.7%
   City Developments*                                     11,000             54
   DBS Group Holdings*                                    55,000            532
   Flextronics International*                            107,100          1,105
   Fraser and Neave*                                      59,000            604
   Jardine Cycle & Carriage*                               9,000             55
   Keppel*                                                42,000            290
   Keppel Land*                                          305,000            686
   Neptune Orient Lines*                                 121,000            204
   SembCorp Industries*                                  357,000            562
   SembCorp Marine*                                      785,000          1,235
   Singapore Airlines*                                    16,000            111
   Singapore Telecommunications*                       2,767,202          4,099
   United Overseas Bank*                                 217,800          1,864
   United Overseas Land*                                   5,000              7
                                                                  -------------
                                                                         11,408
                                                                  -------------

SOUTH AFRICA -- 0.5%
   ABSA Group                                             33,744            478
   Sanlam                                                379,530            772
   Sasol                                                 175,276          5,840
   Telkom*                                                24,180            487
                                                                  -------------
                                                                          7,577
                                                                  -------------

SOUTH KOREA -- 1.4%
   Honam Petrochemical                                    12,900            623
   Hyundai Motor                                          51,300          4,226
   Industrial Bank of Korea                               47,100            715
   INI Steel                                              29,790            630
   Kookmin Bank                                            9,600            634
   POSCO                                                   4,200            841
   Samsung Electronics                                     8,750          5,052


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005     101

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (Unaudited)

INTERNATIONAL EQUITY FUND (Continued)

November 30, 2005

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   Samsung Electronics GDR*                               19,258  $       5,555
   Shinhan Financial Group                               139,400          5,376
                                                                  -------------
                                                                         23,652
                                                                  -------------

SPAIN -- 4.3%
   Abertis Infraestructuras (B)                           21,100            558
   Acciona                                                18,230          2,016
   ACS Actividades Cons y Serv*                          199,508          5,738
   Altadis                                                26,240          1,106
   Antena 3 de Television (B)                              7,643            168
   Banco Bilbao Vizcaya Argentaria*                      379,209          6,678
   Banco Santander Central Hispano*                      825,150         10,455
   Corp Mapfre (B)                                        85,067          1,429
   Ebro Puleva*                                           92,032          1,628
   Endesa*                                               297,241          7,711
   Fomento de Construcciones y Contratas                  20,903          1,156
   Gas Natural* (B)                                       24,294            661
   Grupo Ferrovial                                        28,875          2,012
   Iberdrola*                                            141,744          3,719
   Inditex                                                17,556            516
   Repsol* (B)                                           495,676         14,554
   Sacyr Vallehermoso*                                    57,852          1,468
   Sociedad General de Aguas de Barcelona                 24,900            569
   Telefonica                                            578,918          8,536
   Union Fenosa*                                          17,300            637
                                                                  -------------
                                                                         71,315
                                                                  -------------

SWEDEN -- 1.7%
   Atlas Copco, Cl A                                     217,580          4,343
   Axfood                                                  2,750             72
   Castellum                                              16,800            611
   Eniro (B)                                              11,900            129
   Fabege                                                 39,447            665
   Getinge                                                 5,600             72
   Hennes & Mauritz, Cl B                                  3,450            108
   Nordea Bank*                                          143,752          1,397
   Sandvik                                                24,700          1,164
   Scania, Cl B                                            2,900            100
   Securitas, Cl B                                         5,200             80
   Skandinaviska Enskilda Banken                          48,400            908
   SKF, Cl B                                             210,208          2,732
   Ssab Svenskt Stal, Cl A*                               63,104          2,031
   Svenska Cellulosa, Cl B*                               34,700          1,202
   Svenska Handelsbanken, Cl A*                           23,600            523
   Swedish Match                                          15,000            171
   Tele2                                                  61,100            617
   Telefonaktiebolaget LM Ericsson ADR                    13,100            427
   Telefonaktiebolaget LM Ericsson, Cl B                 996,400          3,235
   TeliaSonera                                           110,000            559

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   Trelleborg, Cl B                                       48,500  $         803
   Volvo, Cl A (B)                                         1,600             66
   Volvo, Cl B (B)                                       153,000          6,529
                                                                  -------------
                                                                         28,544
                                                                  -------------

SWITZERLAND -- 7.1%
   ABB*                                                   23,308            204
   Adecco*                                                13,100            595
   Ciba Specialty Chemicals*                               1,161             68
   Clariant*                                              16,122            219
   Compagnie Financiere Richemont*                        61,131          2,411
   Credit Suisse Group* (B)                              245,431         11,910
   Geberit*                                                  731            539
   Holcim* (B)                                           107,399          6,962
   Logitech International*                                 2,685            123
   Micronas Semiconductor Holdings*                       21,100            689
   Nestle                                                 87,218         25,763
   Novartis*                                             479,916         25,092
   Phonak Holding                                          1,847             79
   PSP Swiss Property*                                     2,084             89
   Rieter Holding*                                           239             69
   Roche Holding*                                         88,945         13,317
   Sulzer*                                                   309            149
   Swatch Group*                                           5,432            160
   Swatch Group, Cl B*                                     1,490            215
   Swiss Reinsurance*                                     56,683          4,174
   Swisscom*                                               3,057            955
   Syngenta*                                               4,260            467
   Synthes*                                                6,759            726
   UBS*                                                  170,297         15,675
   Xstrata                                               136,640          3,101
   Zurich Financial Services*                             17,848          3,628
                                                                  -------------
                                                                        117,379
                                                                  -------------

TAIWAN -- 0.4%
   China Steel                                           602,700            450
   Chunghwa Telecom ADR*                                  98,628          1,718
   Compal Electronics                                  1,364,152          1,195
   Far EasTone Telecommunications GDR*                    19,700            336
   HON HAI Precision Industry GDR*                        89,111            895
   Taiwan Semiconductor Manufacturing (B)                510,298            907
   Taiwan Semiconductor Manufacturing ADR*               103,475            991
                                                                  -------------
                                                                          6,492
                                                                  -------------

THAILAND -- 0.2%
   High Tech Computer*                                   156,500          2,334
   PTT*                                                  101,300            530
                                                                  -------------
                                                                          2,864
                                                                  -------------


--------------------------------------------------------------------------------
102     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

TURKEY -- 0.0%
   Ford Otomotiv Sanayi                                   81,300  $         708
                                                                  -------------

UNITED KINGDOM -- 18.3%
   3i Group                                                8,763            128
   Alliance Unichem                                       19,609            252
   Anglo American                                         86,939          2,723
   ARM Holdings                                           87,787            184
   AstraZeneca                                           163,491          7,512
   AstraZeneca (SEK)*                                     57,654          2,658
   Aviva                                                 387,082          4,581
   BAA                                                   142,370          1,563
   BAE Systems                                           454,700          2,653
   Balfour Beatty                                         22,277            129
   Barclays                                              876,670          8,909
   Barratt Developments                                   97,940          1,530
   Bellway                                                71,584          1,278
   Berkeley Group Holdings*                                7,019            123
   BG Group                                               61,600            574
   BHP Billiton                                          773,564         11,580
   BOC Group                                             197,477          3,789
   Bovis Homes Group                                       9,289            117
   BP                                                  2,668,598         29,317
   BPB                                                    21,909            291
   Bradford & Bingley                                     78,044            502
   Brambles Industries                                    68,217            461
   British Airways*                                      159,980            862
   British American Tobacco                              384,092          8,342
   British Land                                           48,588            822
   British Sky Broadcasting                              153,401          1,306
   BT Group                                              558,343          2,054
   Bunzl                                                 102,047          1,042
   Cable & Wireless                                      283,600            583
   Cadbury Schweppes                                   1,357,548         12,976
   Capita Group                                           17,576            119
   Carnival                                               14,111            790
   Close Brothers Group                                    5,025             74
   Compass Group                                         165,200            602
   Cookson Group*                                         11,624             77
   Daily Mail & General Trust*                             7,709            100
   Diageo                                                 99,358          1,431
   Emap                                                   19,094            283
   Enterprise Inns                                        34,779            524
   First Choice Holidays                                  20,195             75
   Firstgroup                                             13,896             82
   Friends Provident                                     725,300          2,385
   Gallaher Group                                          7,922            120
   GKN                                                    34,796            171
   GlaxoSmithKline                                       933,813         23,092
   GUS                                                   113,629          1,757
   Hammerson                                               7,176            118
   Hanson                                                122,841          1,261
   Hays                                                1,612,297          3,345

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   HBOS                                                  545,286  $       8,206
   Hilton Group                                          219,706          1,265
   HSBC Holdings                                         712,535         11,379
   Imperial Chemical Industries                          116,016            648
   Imperial Tobacco Group                                281,060          8,343
   Inchcape                                               10,123            412
   Intercontinental Hotels Group                         339,712          4,588
   J Sainsbury                                           525,750          2,579
   Kelda Group                                            12,270            155
   Kingfisher                                             31,465            122
   Land Securities Group                                  27,670            740
   Legal & General Group                                 145,224            293
   Liberty International                                   7,810            132
   Lloyds TSB Group                                      362,650          2,939
   Man Group                                              40,219          1,231
   Mitchells & Butlers                                   288,722          1,852
   National Grid (B)                                     614,851          5,682
   Next*                                                   5,098            121
   O2                                                    473,300          1,598
   Pearson                                                67,989            788
   Persimmon                                             177,091          3,367
   Pilkington                                             42,915            110
   Prudential                                              7,367             67
   Punch Taverns                                         138,402          1,979
   Reckitt Benckiser                                     152,013          4,689
   Reed Elsevier                                         754,494          6,701
   Rexam                                                   8,105             71
   Rio Tinto                                              89,279          3,615
   Rolls-Royce Group*                                    295,923          1,991
   Royal & Sun Alliance Insurance Group                  878,089          1,720
   Royal Bank of Scotland Group                          514,201         14,633
   Royal Dutch Shell, Cl A* (B)                           46,426          1,432
   Royal Dutch Shell, Cl B* (B)                          216,077          6,973
   SABMiller                                              70,345          1,244
   Scottish & Newcastle                                  120,957            991
   Scottish & Southern Energy                             44,460            753
   Scottish Power                                        854,084          7,831
   Severn Trent                                           14,377            249
   Smith & Nephew                                        402,400          3,564
   Smiths Group                                           18,030            303
   Sportingbet                                           483,000          2,986
   Stagecoach Group                                       34,029             69
   Standard Chartered                                     79,932          1,706
   Tate & Lyle                                           237,745          2,250
   Taylor Woodrow                                        454,460          2,668
   Tesco                                                 105,513            552
   Tomkins                                                28,504            141
   Travis Perkins                                          4,035             89
   Trinity Mirror                                         84,932            891
   Unilever                                              295,725          2,888
   United Business Media                                  25,232            263
   United Utilities                                       87,242            973
   Vodafone Group                                     10,366,736         22,318


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005     103

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (Unaudited)

INTERNATIONAL EQUITY FUND (Continued)

November 30, 2005

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   Whitbread                                             109,527  $       1,786
   Wimpey George                                         199,823          1,510
   Wolseley                                               64,081          1,360
   WPP Group                                              23,983            236
   Yell Group                                             50,700            431
                                                                  -------------
                                                                        303,720
                                                                  -------------

Total Common Stock
   (Cost $1,386,621) ($ Thousands)                                    1,615,789
                                                                  -------------

PREFERRED STOCK -- 0.5%

BRAZIL -- 0.2%
   Braskem, Cl A*                                         62,280            563
   Petroleo Brasileiro*                                  120,000          1,868
   Suzano Bahia Sul Papel e Celulose*                     64,000            369
   Usinas Siderurgicas de Minas Gerais, Cl A*             29,000            681
                                                                  -------------
                                                                          3,481
                                                                  -------------

GERMANY -- 0.3%
   Fresenius Medical Care*                                 8,291            680
   Porsche*                                                4,687          3,492
   Volkswagen*                                             4,135            158
                                                                  -------------
                                                                          4,330
                                                                  -------------

ITALY -- 0.0%
   Fiat*                                                 149,400            999
                                                                  -------------

Total Preferred Stock
   (Cost $7,052) ($ Thousands)                                            8,810
                                                                  -------------

EXCHANGE TRADED FUND -- 0.1%

UNITED STATES -- 0.1%
   iShares MSCI EAFE Index Fund                           13,100            754
                                                                  -------------

Total Exchange Traded Fund
   (Cost $747) ($ Thousands)                                                754
                                                                  -------------

                                                     Number of
                                                      Rights
                                                   -------------

RIGHTS -- 0.0%

AUSTRALIA -- 0.0%
   Orica, Expires 12/14/05*                                5,326             19
                                                                  -------------

ITALY -- 0.0%
   Fiat, Expires 12/14/05*                               507,157              2
                                                                  -------------

Total Rights
   (Cost $0) ($ Thousands)                                                   21
                                                                  -------------

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

CORPORATE OBLIGATIONS (C) -- 2.9%

FINANCIALS -- 2.9%
   Allstate Life Global Funding II, MTN (D)
         4.140%, 12/15/05                          $         663  $         663
   American General Finance (D) (E)
         4.142%, 12/15/05                                    793            793
         4.120%, 12/15/05                                  1,297          1,297
   American General Finance MTN, Ser F
         4.001%, 07/14/06                                    144            146
   Bear Stearns EXL (D)
         4.130%, 12/15/05                                  2,566          2,566
   CCN Bluegrass (D)
         4.210%, 02/19/05                                    937            937
   CIT Group MTN (D)
         4.342%, 02/13/06                                  3,604          3,604
         4.181%, 01/19/06                                    360            361
   Caterpillar Financial Services MTN, Ser F (D)
         4.235%, 01/09/06                                    721            721
   Countrywide Financial Services MTN, (D)
         4.351%, 02/03/06                                  1,514          1,514
   Countrywide Financial Services MTN, Ser A (D)
         3.920%, 12/13/05                                  2,667          2,667
   Countrywide Home Loans MTN, Ser M (D)
         4.323%, 01/29/06                                    317            317
   Dekabank (D)
         4.183%, 01/19/06                                  2,667          2,667
   Irish Life & Permanent MTN, Ser X (D)
         4.196%, 12/21/05                                    577            577
         4.188%, 12/21/05                                  1,341          1,341
   Islandsbanki (D) (E)
         4.216%, 12/22/05                                  1,225          1,225
   Jackson National Life Funding (D) (E)
         4.089%, 12/01/05                                  3,172          3,172
   K2 LLC MTN (D)
         3.858%, 12/12/05                                     86             86
   Liberty Lighthouse US Capital MTN (D)
         4.127%, 12/12/05                                  1,442          1,441
   Morgan Stanley EXL (D)
         4.085%, 12/05/05                                    721            721
   Morgan Stanley EXL, Ser S (D)
         4.120%, 12/05/05                                    505            505
   Natexis Banques (D) (E)
         4.118%, 12/15/05                                  1,406          1,405
   Nationwide Building Society (D) (E)
         4.090%, 12/07/05                                  1,442          1,442
         4.026%, 12/28/05                                    721            721
   Nordbank (D) (E)
         4.186%, 12/23/05                                  1,225          1,225
         4.184%, 12/23/05                                  1,225          1,225


--------------------------------------------------------------------------------
104     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Northern Rock (D) (E)
         4.100%, 12/05/05                          $       1,485  $       1,485
   Pacific Life Global Funding (D) (E)
         4.135%, 12/13/05                                  1,081          1,081
   Premium Asset Trust, Ser 2004-01 (D) (E)
         4.145%, 12/06/05                                    432            433
         4.106%, 12/06/05                                    288            288
         4.101%, 12/06/05                                    778            779
   Premium Asset Trust, Ser 2004-06 (D) (E)
         4.253%, 12/30/05                                  1,370          1,370
   Premium Asset Trust, Ser 2004-10 (D) (E)
         4.130%, 12/15/05                                  2,018          2,018
   SLM EXL, Ser S (D)
         4.120%, 12/15/05                                  1,586          1,586
   SLM MTN, Ser X (D)
         4.159%, 12/20/05                                  2,883          2,883
   Sigma Finance
         4.745%, 11/09/06                                    778            778
   Skandinav Enskilda Bank (D)
         4.137%, 12/19/05                                  1,586          1,586
   Witherspoon CDO (D)
         4.146%, 12/15/05                                    432            432
                                                                  -------------
Total Corporate Obligations
   (Cost $48,058) ($ Thousands)                                          48,058
                                                                  -------------

ASSET-BACKED SECURITIES (C) (D) (E) -- 0.7%

AUTOMOTIVE -- 0.0%
   Capital Auto Receivables Asset
      Trust, Ser 2005-SN1A, Cl A1
         3.327%, 05/15/06                                    412            412
   Drivetime Auto Owner Trust, Ser 2005-B, Cl A1
         4.140%, 12/15/05                                     66             66
                                                                  -------------
                                                                            478
                                                                  -------------

MORTGAGE RELATED SECURITIES -- 0.7%
   Blue Heron Funding, Ser 9A, Cl A1
         4.221%, 12/27/05                                  1,442          1,442
   CCN Independence
         4.190%, 12/15/05                                    505            505
   Cheyne High Grade, Ser 2004-1A, Cl AM1
         4.330%, 02/10/06                                    721            721
   Commodore, Ser 2003-2A, Cl A1MM
         3.914%, 12/12/05                                    663            663
   Duke Funding, Ser 2004-6B, Cl A1S1
         4.185%, 01/09/06                                  1,081          1,081

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                 ($ Thousands)/Shares  ($ Thousands)
--------------------------------------------------------------------------------

   Harwood Street Funding II,
      Ser 2005-A1, Cl NOTE
         4.241%, 12/27/05                          $       1,442  $       1,442
   Orchard Structured Finance CDO,
      Ser 2003-1A, Cl A1MM
         4.518%, 02/20/06                                  1,182          1,182
   Park Place Securities NIM Trust,
      Ser 2004-MM1, Cl AM4
         4.231%, 12/27/05                                  1,411          1,411
   RMAC, Ser 2004-NS3A, Cl A1
         4.115%, 12/12/05                                    472            472
   Saturn Ventures II
         4.150%, 12/07/05                                  1,442          1,442
   TIAA Real Estate, Ser 2003-1A, Cl A1
         4.230%, 12/28/05                                    931            931
   Whitehawk CDO Funding, Ser 2004-1A,
      Cl AMMD 3.890%, 12/15/05                               360            360
   Whitehawk CDO Funding, Ser 2004-1A,
      Cl AMME 3.890%, 12/15/05                               216            216
                                                                  -------------
                                                                         11,868
                                                                  -------------

Total Asset-Backed Securities
   (Cost $12,346) ($ Thousands)                                          12,346
                                                                  -------------

COMMERCIAL PAPER (A) (C) -- 0.6%

   Altius I Funding
         4.123%, 12/08/05                                    577            576
   Broadhollow Funding
         4.106%, 12/13/05                                    721            720
         4.104%, 12/09/05                                    721            720
         4.094%, 12/09/05                                    793          1,440
   CPI Funding
         4.102%, 12/05/05                                    667            667
   Cre-8 Funding
         4.124%, 12/09/05                                  1,780          1,779
   Lakeside Funding
         4.100%, 12/08/05                                    721            721
   Rhineland Funding
         4.311%, 01/30/06                                  2,523          2,505
         4.291%, 02/01/06                                  1,246          1,237
                                                                  -------------

Total Commercial Paper
   (Cost $10,365) ($ Thousands)                                          10,365
                                                                  -------------

CASH EQUIVALENT -- 0.4%
   SEI Daily Income Trust, Prime
      Obligations Fund, Cl A, 4.06%**+                 6,707,979          6,708
                                                                  -------------

Total Cash Equivalent
   (Cost $6,708) ($ Thousands)                                            6,708
                                                                  -------------


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005     105

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (Unaudited)

INTERNATIONAL EQUITY FUND (Concluded)

November 30, 2005

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

MASTER NOTES (C)-- 0.3%
   Bank of America
         4.143%, 12/01/05                          $       3,027  $       3,027
         4.142%, 12/01/05                                    577            577
   Bear Stearns
         4.238%, 12/01/05                                  1,730          1,730
                                                                  -------------

Total Master Notes
   (Cost $5,334) ($ Thousands)                                            5,334
                                                                  -------------

U.S. TREASURY OBLIGATIONS (A) -- 0.2%
   U.S. Treasury Bills
         4.207%, 05/25/06                                    535            525
         4.068%, 12/08/05                                  1,000            999
         2.826%, 12/01/05                                  1,950          1,950
                                                                  -------------

Total U.S. Treasury Obligations
   (Cost $3,473) ($ Thousands)                                            3,474
                                                                  -------------

REPURCHASE AGREEMENTS (C) -- 0.8%
   Barclays Capital
      4.000%, dated 11/30/05, to be
      repurchased on 12/01/05,
      repurchase price $2,864,794
      (collateralized by various
      U.S. Government Obligations,
      ranging in par value $68,710-
      $2,860,929, 0.000%,
      12/20/05-07/05/06, total market
      value $2,921,767)                                    2,864          2,864
   Lehman Brothers
      4.010%, dated 11/30/05, to be
      repurchased on 12/01/05,
      repurchase price $6,531,475
      (collateralized by various
      U.S. Government Obligations,
      ranging in par value $20,241-
      $576,666, 0.000%-7.125%,
      12/20/05-02/15/30, total market
      value $6,661,422)                                    6,531          6,531
   UBS Paine Webber
      4.010%, dated 11/30/05, to be
      repurchased on 12/01/05,
      repurchase price $2,883,654
      (collateralized by various
      U.S. Government Obligations,
      ranging in par value $198,734-
      $720,833, 3.940%-6.060%,
      02/28/07-10/06/20, total market
      value $2,941,037)                                    2,883          2,883
                                                                  -------------

Total Repurchase Agreements
   (Cost $12,278) ($ Thousands)                                          12,278
                                                                  -------------

Total Investments -- 104.0%
   (Cost $1,492,982) ($ Thousands)                                    1,723,937
                                                                  -------------

--------------------------------------------------------------------------------
                                                                          Value
Description                                                       ($ Thousands)
--------------------------------------------------------------------------------

OTHER ASSETS AND LIABILITIES -- (4.0)%
Payable upon Return on Securities Loaned                          $     (88,381)
Payable for Investment Securities Purchased                              (9,577)
Payable for Fund Shares Redeemed                                        (19,199)
Investment Advisory Fees Payable                                           (393)
Trustees' Fees Payable                                                       (7)
Other Assets and Liabilities, Net                                        51,461
                                                                  -------------
Total Other Assets and Liabilities                                      (66,096)
                                                                  -------------

Net Assets -- 100.0%                                              $   1,657,841
                                                                  =============
NET ASSETS:
Paid-in-Capital
   (unlimited authorization -- no par value)                      $   1,362,994
Undistributed net investment income                                      28,178
Accumulated net realized gain on investments                             35,865
Net unrealized appreciation on investments                              230,955
Net unrealized depreciation on forward foreign
   currency contracts,foreign currencies and
   translation of other assets and liabilities
   denominated in foreign currencies                                       (151)
                                                                  -------------

Net Assets                                                        $   1,657,841
                                                                  =============

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($1,657,840,773 / 132,430,149 shares)                                 $12.52
                                                                         ======

*     Non-Income Producing Security

**    Rate shown is the 7-day yield as of November 30, 2005.

+     See Note 3 in Notes to Financial Statements.

(A)   The rate reported is the effective yield at time of purchase.

(B) This security or a partial position of this security is on loan at November 30, 2005 (see Note 9).

      The total value of securities on loan at November 30, 2005 was $82,938 ($Thousands).

(C) This security was purchased with cash collateral held from securities lending (see Note 9).

      The total value of such securities as of November 30, 2005 was $88,381 ($Thousands).

(D) Variable Rate Security -- The rate reported on the Statement of Net Assets is the rate in effect as of November 30, 2005.

(E) This security was sold within the terms of private placement memorandum, exempt from registration under Section 3A-4, 4(2), or 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."

ADR -- American Depositary Receipt

CDO -- Collateralized Debt Obligation

Cl -- Class

EXL -- Extendable Maturity

FDR -- Finnish Depositary Receipt

GDR -- Global Depositary Receipt

LLC -- Limited Liability Company

Ltd. -- Limited

MTN -- Medium Term Note

NL -- Netherlands Exchange

REIT -- Real Estate Investment Trust

SEK -- Swedish Krona

Ser -- Series

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
106     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

WORLD EQUITY EX-US FUND

November 30, 2005

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS ++:

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

26.6%  Financials
11.1%  Consumer Discretionary
11.0%  Industrials
 8.6%  Energy
 7.1%  Materials
 6.7%  Health Care
 6.6%  Telecommunication Services
 5.3%  Short-Term Investments
 4.8%  Consumer Staples
 3.8%  Utilities
 3.7%  Information Technology
 3.1%  U.S. Treasury Obligations
 1.1%  Preferred Stock
 0.3%  Asset-Backed Securities
 0.2%  Commercial Paper
 0.0%  Rights

++ Percentages based on total investments. Includes investments held as collateral for securities on loan (see Note 9).

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

COMMON STOCK -- 91.5%

AUSTRALIA -- 2.4%
   Amcor                                                  33,354  $         172
   Aristocrat Leisure                                      6,026             55
   Australia & New Zealand Banking Group                  42,520            749
   BHP Billiton                                           87,529          1,408
   BlueScope Steel                                        67,296            351
   Boral                                                  50,534            305
   Brambles Industries (B)                               164,014          1,173
   Caltex Australia                                       13,300            209
   Centro Properties Group                                20,522             96
   Coles Myer                                             21,173            156
   Commonwealth Bank of Australia                         30,309            935
   Computershare                                          43,222            223
   CSL                                                     3,479            102
   CSR                                                    11,645             27
   DCA Group                                              22,300             65
   Downer EDI                                              6,345             32
   GPT Group                                              63,812            185
   Iluka Resources                                        33,500            195
   Insurance Australia Group                              35,155            136
   Macquarie Airports                                    199,177            458
   Macquarie Bank                                          4,000            200
   Macquarie Goodman Group                                10,960             35
   Macquarie Infrastructure Group                        106,000            275
   Mayne Pharma*                                           3,058              6
   Mirvac Group                                           19,058             57
   National Australia Bank                                65,248          1,557
   Origin Energy                                          40,100            209
   PaperlinX                                               5,634             14
   Promina Group                                          28,206            100
   Qantas Airways                                         63,847            178
   QBE Insurance Group                                   175,871          2,470
   Rinker Group                                           37,849            434
   Rio Tinto                                               3,632            164

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   Santos                                                 23,800  $         201
   Stockland                                              51,510            236
   Suncorp-Metway                                          1,378             20
   Symbion Health Ltd.*                                    3,058              8
   Wesfarmers                                              6,456            169
   Westpac Banking                                        39,945            658
   Woodside Petroleum                                     26,011            668
   Woolworths                                             44,617            560
                                                                  -------------
                                                                         15,251
                                                                  -------------

AUSTRIA -- 0.7%
   Andritz*                                                  318             32
   Boehler-Uddeholm*                                         325             53
   Erste Bank der Oesterreichischen Sparkassen*            3,490            186
   OMV*                                                   24,859          1,366
   Raiffeisen International Bank Holding*                  2,769            171
   Telekom Austria*                                       39,880            900
   Verbund - Oesterreichische
      Elektrizitaetswirtschafts*                           1,900            596
   Voestalpine                                            13,600          1,290
   Wienerberger*                                             888             34
                                                                  -------------
                                                                          4,628
                                                                  -------------

BELGIUM -- 0.5%
   Belgacom                                                  814             27
   Colruyt                                                   463             62
   Delhaize Group*                                        12,800            808
   Dexia*                                                  2,586             56
   Electrabel                                                400            198
   Fortis*                                                22,609            670
   Groupe Bruxelles Lambert*                               2,100            192
   KBC Groep*                                              8,897            772
   UCB                                                     5,343            263
                                                                  -------------
                                                                          3,048
                                                                  -------------

BRAZIL -- 1.2%
   Banco Nossa Caixa*                                     37,237            597
   Cia Brasileira de Distribuicao Grupo
      Pao de Acucar ADR                                   40,150          1,284
   Cia de Saneamento Basico do
      Estado de Sao Paulo*                             1,320,000             83
   Cia Vale do Rio Doce ADR                               33,940          1,472
   Gerdau ADR                                             12,250            181
   Petroleo Brasileiro ADR                                17,200          1,163
   Tele Norte Leste Participacoes ADR                     64,550          1,201
   Uniao de Bancos Brasileiros GDR*                       10,400            643
   Uniao de Bancos Brasileiros GDR                        21,960          1,358
                                                                  -------------
                                                                          7,982
                                                                  -------------


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005     107

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

WORLD EQUITY EX-US FUND (Continued)

November 30, 2005

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

CANADA -- 1.7%
   Abitibi-Consolidated (B)                               20,800  $          69
   Alcan                                                  24,100            923
   Cameco                                                  9,400            534
   Canadian Natural Resources                             31,300          1,416
   EnCana*                                                 3,300            146
   Falconbridge                                            6,377            191
   Finning International*                                  4,100            128
   Inco                                                    8,300            365
   Loblaw*                                                 3,200            168
   Manulife Financial                                      5,600            322
   Methanex                                                8,900            155
   Potash Saskatchewan                                     6,400            466
   Rogers Communications, Cl B                            52,275          1,999
   Royal Bank of Canada                                    5,000            381
   Suncor Energy                                           3,800            216
   Teck Cominco, Cl B                                     48,850          2,239
   TELUS                                                  30,600          1,169
   Toronto-Dominion Bank                                   5,500            284
                                                                  -------------
                                                                         11,171
                                                                  -------------

CHILE -- 0.2%
   Empresa Nacional de Electricidad ADR                   50,300          1,507
                                                                  -------------

CHINA -- 0.6%
   China Petroleum & Chemical                          3,240,000          1,460
   China Shipping Development                          1,540,000          1,078
   China Telecom                                       3,455,000          1,190
   PetroChina                                            102,000             80
                                                                  -------------
                                                                          3,808
                                                                  -------------

COLOMBIA -- 0.1%
   BanColombia ADR                                        23,850            613
                                                                  -------------

CZECH REPUBLIC -- 0.2%
   Cesky Telecom GDR*                                     52,150          1,017
                                                                  -------------

DENMARK -- 0.4%
   AP Moller - Maersk                                         43            404
   Carlsberg*                                              1,050             55
   D/S Torm*                                                 300             14
   Danisco*                                                  500             35
   Danske Bank*                                            5,300            170
   DSV*                                                      400             41
   H Lundbeck                                              2,400             49
   NKT Holding*                                            4,100            171
   Novo-Nordisk, Cl B*                                    18,800          1,010
   TDC*                                                   11,800            707
   William Demant Holding*                                   900             47
                                                                  -------------
                                                                          2,703
                                                                  -------------

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

FINLAND -- 1.0%
   Amer Sports*                                            9,100  $         164
   Fortum*                                               139,650          2,450
   Kesko, Cl B                                             2,800             73
   Metso*                                                 13,800            361
   Neste Oil*                                              2,250             65
   Nokia                                                  46,900            799
   Nokian Renkaat                                          1,600             21
   Pohjola Group, Cl D*                                   23,200            364
   Rautaruukki                                            25,100            511
   Sampo, Cl A*                                           76,100          1,240
   Stora Enso, Cl R*                                      13,600            174
   Wartsila, Cl B                                          9,300            249
   YIT-Yhtyma*                                             3,900            158
                                                                  -------------
                                                                          6,629
                                                                  -------------

FRANCE -- 7.6%
   Accor*                                                  4,375            232
   Air France-KLM                                          5,527            103
   Air Liquide*                                            1,030            186
   Alcatel*                                                4,840             59
   Assurances Generales de France                         41,250          4,017
   AXA                                                   102,292          3,072
   BNP Paribas*                                           41,835          3,296
   Bouygues                                               87,311          4,164
   Business Objects*                                       1,989             79
   Carrefour*                                              6,520            282
   Casino Guichard Perrachon*                              1,951            128
   Cie de Saint-Gobain*                                    9,532            550
   Cie Generale d'Optique Essilor International*           1,940            161
   CNP Assurances                                          1,294             98
   Compagnie Generale des
      Etablissements Michelin, Cl B*                       8,576            466
   Credit Agricole                                        48,516          1,462
   Dassault Systemes*                                     18,248          1,007
   France Telecom*                                        44,059          1,099
   Groupe Danone*                                         14,658          1,511
   L'Oreal                                                 6,805            490
   Lafarge*                                                5,213            445
   Neopost                                                   585             55
   PagesJaunes Groupe                                      1,391             34
   Pernod-Ricard                                             155             25
   Peugeot*                                                6,645            398
   Publicis Groupe*                                       20,199            683
   Renault*                                               31,691          2,463
   Sanofi-Aventis*                                        70,982          5,708
   Schneider Electric                                     12,828          1,102
   SCOR*                                                  99,400            201
   Societe Generale*                                      25,633          3,039
   Suez*                                                  22,360            636
   Thomson*                                               10,800            220
   Total* (B)                                             29,262          7,300


--------------------------------------------------------------------------------
108     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   Veolia Environnement                                   11,727  $         501
   Vinci                                                  33,136          2,636
   Vivendi Universal*                                     37,354          1,078
   Zodiac                                                    884             53
                                                                  -------------
                                                                         49,039
                                                                  -------------

GERMANY -- 5.4%
   Allianz*                                               15,315          2,225
   Altana*                                                 3,300            174
   BASF*                                                  19,825          1,461
   Bayer*                                                 77,692          3,098
   Bayerische Hypo-und Vereinsbank*                       36,350          1,062
   Celesio                                                   508             40
   Commerzbank*                                           70,100          2,072
   Continental*                                           18,561          1,572
   DaimlerChrysler*                                       35,043          1,768
   Deutsche Bank*                                         16,416          1,603
   Deutsche Boerse*                                        5,100            502
   Deutsche Post*                                         31,073            674
   Deutsche Telekom*                                      64,981          1,078
   E.ON*                                                  33,506          3,186
   Epcos*                                                  7,500             93
   Fresenius Medical Care* (B)                            17,452          1,656
   Henkel*                                                 2,300            203
   Hochtief*                                               5,400            219
   Hypo Real Estate Holding*                              33,000          1,717
   Infineon Technologies*                                 59,515            532
   Linde*                                                    357             26
   MAN*                                                   22,624          1,126
   Merck KGaA*                                            20,851          1,704
   Muenchener Rueckversicherungs*                          9,552          1,246
   RWE*                                                    8,434            582
   SAP*                                                   11,538          2,082
   SAP ADR                                                 1,200             54
   Siemens*                                               30,060          2,276
   Suedzucker*                                            12,487            278
   Volkswagen*                                            12,705            667
   Wincor Nixdorf*                                           481             47
                                                                  -------------
                                                                         35,023
                                                                  -------------

GREECE -- 0.1%
   Coca Cola Hellenic Bottling                               860             23
   Intracom                                                7,750             45
   National Bank of Greece                                 6,230            243
   OPAP                                                    6,910            213
   Piraeus Bank                                            3,375             67
   Titan Cement                                            1,050             37
                                                                  -------------
                                                                            628
                                                                  -------------

HONG KONG -- 1.8%
   ASM Pacific Technology                                  5,500             30
   Cheung Kong Holdings                                   42,600            442

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   China Mobile Hong Kong                                666,700  $       3,260
   CLP Holdings                                           19,000            112
   CNOOC                                               3,029,900          2,017
   Hang Lung Group                                        33,000             64
   Hang Lung Properties                                  116,000            174
   Henderson Land Development                             24,000            106
   HongKong Electric Holdings                             41,200            201
   Hopewell Holdings                                      17,000             42
   Hutchison Whampoa                                     224,200          2,122
   Hysan Development                                     160,000            379
   Kingboard Chemical Holdings                            11,500             28
   Li & Fung                                             286,000            576
   MTR                                                   159,200            318
   New World Development                                 156,000            205
   PCCW                                                  266,000            169
   Prosperity REIT*                                          769              8
   Shangri-La Asia                                       128,000            185
   Sun Hung Kai Properties                                51,000            484
   Swire Pacific, Cl A                                    27,500            249
   Wharf Holdings                                         18,000             64
   Wing Hang Bank                                         16,500            114
   Wing Lung Bank                                         13,700            102
                                                                  -------------
                                                                         11,451
                                                                  -------------

HUNGARY -- 0.3%
   Gedeon Richter*                                         8,822          1,577
   Mol Magyar Olaj-es Gazipari*                            2,300            218
                                                                  -------------
                                                                          1,795
                                                                  -------------

INDIA -- 1.1%
   Bharti Televentures*                                  188,429          1,467
   Hindalco Industries GDR*                              185,700            501
   Indian Overseas Bank                                   45,900             92
   Infosys Technologies ADR                                1,200             87
   ITC                                                   477,152          1,396
   Maruti Udyog                                           80,185          1,071
   Oil & Natural Gas                                      49,973          1,121
   Satyam Computer Services                               92,050          1,310
                                                                  -------------
                                                                          7,045
                                                                  -------------

INDONESIA -- 0.6%
   Astra International                                 1,440,500          1,304
   Bank Central Asia                                   1,489,000            489
   Bank Rakyat Indonesia                               1,881,000            557
   Telekomunikasi Indonesia                            2,516,300          1,382
                                                                  -------------
                                                                          3,732
                                                                  -------------

IRELAND -- 0.4%
   Allied Irish Banks                                     12,800            276
   Anglo Irish Bank                                      106,800          1,465
   Bank of Ireland                                         4,123             64
   CRH                                                    15,308            405


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005     109

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

WORLD EQUITY EX-US FUND (Continued)

November 30, 2005

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   DCC                                                     1,508  $          27
   Depfa Bank*                                            41,697            625
   Fyffes                                                 18,135             44
                                                                  -------------
                                                                          2,906
                                                                  -------------

ISRAEL -- 0.4%
   Bank Hapoalim*                                        289,869          1,255
   Bank Leumi Le-Israel*                                  22,900             83
   Bezeq Israeli Telecommunication*                      494,105            645
   Mizrahi Tefahot Bank*                                  25,300            138
   Teva Pharmaceutical Industries ADR                      5,300            217
                                                                  -------------
                                                                          2,338
                                                                  -------------

ITALY -- 2.2%
   Assicurazioni Generali*                                 6,500            201
   Banca Intesa*                                         127,204            613
   Banca Intesa RNC*                                       7,446             34
   Banca Monte dei Paschi di Siena*                      127,200            608
   Banca Popolare di Milano                              192,604          1,878
   Banche Popolari Unite                                   6,761            148
   Banco Popolare di Verona e Novara*                      2,814             55
   Benetton Group*                                         2,757             31
   Buzzi Unicem                                            1,400             21
   Capitalia*                                             86,191            482
   Enel*                                                  40,799            321
   ENI - Ente Nazionale Idrocarburi*                     183,247          4,965
   Fiat*                                                  29,106            236
   Fiat RNC*                                              90,070            676
   Finmeccanica                                           23,200            427
   Italcementi*                                            4,784             81
   Luxottica Group*                                        1,819             45
   Mediobanca*                                            24,100            424
   Recordati                                              29,300            206
   Riunione Adriatica di Sicurta*                          1,967             45
   Sanpaolo IMI*                                          85,500          1,294
   Snam Rete Gas                                          35,600            150
   Telecom Italia*                                       141,000            393
   Telecom Italia RNC*                                    53,813            128
   UniCredito Italiano*                                  114,587            707
                                                                  -------------
                                                                         14,169
                                                                  -------------

JAPAN -- 22.3%
   77 Bank                                                24,000            177
   Acom                                                    4,990            297
   Aderans                                                   600             15
   Advantest                                               4,400            398
   Aeon                                                   25,500            568
   Aiful                                                     900             68
   Ajinomoto                                              20,000            198
   Amada*                                                 81,000            671
   Amano                                                  17,300            278
   Aoyama Trading*                                         7,700            240

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   Asahi Breweries                                        16,200  $         193
   Asahi Kasei                                            64,000            358
   Astellas Pharma                                        14,900            575
   Autobacs Seven                                         13,800            619
   Bank of Fukuoka                                        24,000            180
   Bridgestone                                            17,000            365
   Canon                                                  76,200          4,281
   Canon Sales                                            17,000            355
   Central Glass                                          10,000             56
   Chiba Bank                                             18,000            147
   Chiyoda*                                               10,000            195
   Chubu Electric Power                                   33,500            800
   Circle K Sunkus*                                        3,400             77
   Citizen Watch                                           1,800             15
   COMSYS Holdings                                        20,000            235
   CSK Holdings*                                             500             22
   Dai Nippon Printing                                    12,000            205
   Daicel Chemical Industries                              8,000             51
   Daido Steel                                            36,000            263
   Daiichi Sankyo*                                        32,200            588
   Daimaru                                                14,000            189
   Dainippon Ink and Chemicals*                           71,000            258
   Dainippon Screen Manufacturing*                        73,000            564
   Daito Trust Construction                                4,500            220
   Daiwa House Industry*                                  25,000            347
   Daiwa Securities Group                                158,500          1,541
   Denki Kagaku Kogyo                                    119,000            466
   Denso                                                     600             18
   East Japan Railway                                        274          1,721
   Eisai                                                   8,800            339
   Electric Power Development*                             2,400             78
   Fanuc                                                  25,800          2,109
   Fast Retailing                                          9,500            673
   Fuji Photo Film                                         6,200            198
   Fujikura                                               13,000            100
   Fujitsu                                                16,000            117
   Gunma Bank                                             27,000            183
   Gunze*                                                 81,000            460
   Hino Motors                                             9,000             55
   Hirose Electric                                         2,900            389
   Hitachi                                               327,900          2,212
   Hitachi Cable                                          51,200            213
   Hitachi Capital                                        19,700            394
   Hitachi Chemical                                        2,200             50
   Hokkaido Electric Power                                18,000            358
   Honda Motor                                            49,600          2,763
   House Foods*                                           12,100            169
   Hoya                                                   15,800            570
   Ibiden (B)                                             36,950          1,989
   Isetan                                                 42,500            838
   Itochu*                                               166,900          1,254
   Japan Tobacco                                             155          2,076
   JFE Holdings*                                          63,100          1,987


--------------------------------------------------------------------------------
110     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   JS Group                                               14,400  $         266
   JSR                                                     2,300             56
   Kamigumi*                                               4,000             33
   Kaneka                                                  5,000             60
   Kansai Electric Power                                  50,500          1,074
   Kansai Paint                                           33,000            231
   Kao                                                    15,000            353
   Katokichi                                              35,000            226
   KDDI                                                       12             63
   Keisei Electric Railway                                27,000            181
   Keyence*                                                  300             76
   Kikkoman*                                              20,000            191
   Kinden*                                                22,000            193
   Kirin Brewery                                          40,000            429
   Kobe Steel                                            382,700          1,111
   Komatsu                                               190,000          2,634
   Komori                                                  2,000             38
   Kubota                                                 95,000            742
   Kuraray                                                19,500            193
   Kurita Water Industries                                 2,000             34
   Kyocera                                                24,100          1,644
   Kyushu Electric Power                                  37,500            800
   Leopalace21*                                           18,800            602
   Makita                                                 15,200            373
   Marubeni                                              103,000            508
   Marui                                                  67,600          1,270
   Matsushita Electric Industrial                        127,000          2,556
   Matsushita Electric Works                              24,000            229
   Mediceo Paltac Holdings                                 1,200             17
   Meiji Seika Kaisha                                     38,000            196
   Millea Holdings*                                          111          1,829
   Mitsubishi                                            179,400          3,651
   Mitsubishi Estate                                      87,000          1,267
   Mitsubishi Gas Chemical                                43,000            352
   Mitsubishi Heavy Industries*                            4,000             17
   Mitsubishi Materials*                                  56,000            226
   Mitsubishi Rayon                                       70,000            416
   Mitsubishi UFJ Financial Group*                           574          7,216
   Mitsui                                                127,000          1,560
   Mitsui Chemicals                                      204,000          1,128
   Mitsui Mining & Smelting                               37,000            209
   Mitsui OSK Lines                                      360,500          2,648
   Mitsui Sumitomo Insurance                              30,000            342
   Mitsui Trust Holdings*                                217,200          2,670
   Mizuho Financial Group*                                   325          2,284
   Murata Manufacturing                                    1,900            108
   Namco Bandai Holdings*                                  1,650             25
   NEC                                                   134,000            807
   NGK Spark Plug                                         15,000            316
   NHK Spring                                              9,000             86
   Nichirei                                               54,000            219
   Nidec                                                   4,900            352
   Nikon                                                  17,000            257
   Nintendo                                                3,800            418

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   Nippon Electric Glass                                  22,000  $         448
   Nippon Kayaku                                          24,000            189
   Nippon Mining Holdings*                                93,100            612
   Nippon Oil                                             60,000            437
   Nippon Sheet Glass                                     98,000            410
   Nippon Shokubai                                        22,000            232
   Nippon Steel*                                         104,000            351
   Nippon Telegraph & Telephone                              331          1,488
   Nippon Yusen Kabushiki Kaisha                          71,000            431
   Nishimatsu Construction                                83,000            349
   Nissan Motor                                          224,200          2,304
   Nisshin Seifun Group                                   27,800            271
   Nisshinbo Industries                                   29,000            274
   Nitori                                                  1,200             89
   Nitto Denko                                             9,400            643
   Nomura Holdings                                        75,000          1,248
   NSK                                                    45,000            292
   NTN                                                    11,000             75
   NTT Data                                                   67            236
   NTT DoCoMo                                                252            392
   Obayashi                                               23,000            162
   Oki Electric Industry*                                202,000            673
   Okumura                                                96,000            541
   Onward Kashiyama*                                      11,000            183
   Oriental Land                                           9,400            500
   ORIX*                                                  22,800          4,897
   Osaka Gas                                              89,000            292
   Pioneer                                                15,500            214
   Promise                                                 7,850            474
   Rengo                                                  48,000            247
   Ricoh                                                  16,000            279
   Rohm                                                    3,100            280
   Sankyo Gunma                                            2,700            136
   Santen Pharmaceutical                                   9,900            236
   Sanwa Shutter                                          39,000            217
   Sanyo Shinpan Finance                                  10,500            739
   Secom*                                                  6,500            335
   Sega Sammy Holdings*                                   12,300            395
   Seiko Epson                                               700             18
   Sekisui Chemical                                       10,000             68
   Sekisui House                                          31,000            368
   Seven & I Holdings*                                       500             18
   Sharp                                                  14,000            217
   Shimachu                                                6,800            191
   Shimamura                                               3,200            386
   Shin-Etsu Chemical                                      8,800            457
   Shinsei Bank                                           19,000            107
   Shiseido                                                3,000             48
   Shizuoka Bank                                          18,000            175
   Showa Denko                                            23,000             86
   Showa Shell Sekiyu                                     20,400            230
   SMC                                                     6,000            802
   Softbank                                               21,200          1,699
   Sompo Japan Insurance                                  28,000            369


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005     111

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

WORLD EQUITY EX-US FUND (Continued)

November 30, 2005

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   Sony                                                   40,100    $     1,485
   Sumitomo                                              102,000          1,207
   Sumitomo Chemical                                      27,000            168
   Sumitomo Electric Industries                           33,000            456
   Sumitomo Forestry                                       6,000             54
   Sumitomo Heavy Industries                              88,000            639
   Sumitomo Metal Industries*                            354,000          1,218
   Sumitomo Mitsui Financial Group*                          608          5,714
   Sumitomo Osaka Cement*                                199,000            538
   Sumitomo Realty & Development*                         13,000            215
   Sumitomo Rubber Industries                              7,000             95
   Sumitomo Trust & Banking*                              34,000            285
   Suzuken                                                17,400            531
   Suzuki Motor                                           39,600            738
   T&D Holdings*                                           3,550            224
   Taiheiyo Cement*                                       68,000            273
   Taisei                                                 10,000             43
   Taisho Pharmaceutical*                                 19,000            342
   Taiyo Yuden                                            19,000            210
   Takeda Pharmaceutical                                  52,500          2,879
   Takefuji                                                7,280            492
   Tanabe Seiyaku                                          5,000             48
   TDK                                                     5,300            441
   Teijin                                                  9,000             49
   Toda*                                                  33,000            191
   Tohoku Electric Power                                  38,800            748
   Tokuyama                                               33,000            381
   Tokyo Electric Power                                   61,700          1,484
   Tokyo Electron                                         12,600            763
   Tokyo Gas                                             173,000            697
   Tokyo Style*                                           18,000            222
   Tokyu                                                  41,000            244
   Tokyu Land*                                            24,000            175
   Toppan Printing                                        45,000            494
   Toshiba                                                30,000            157
   Toyo Seikan Kaisha                                     14,600            219
   Toyo Suisan Kaisha*                                    31,000            497
   Toyobo*                                                80,000            207
   Toyota Industries                                      19,200            665
   Toyota Motor                                           82,200          3,975
   Trend Micro                                            10,000            334
   Ube Industries*                                        95,000            243
   Uni-Charm                                               3,800            174
   UNY                                                    24,000            326
   Ushio*                                                  7,600            170
   Yahoo! Japan                                              468            566
   Yamada Denki                                           26,050          2,673
   Yamaha                                                 16,800            262
   Yamaha Motor*                                           8,600            196
   Yamato Transport                                       35,000            574
   Yaskawa Electric*                                      24,000            228
                                                                    -----------
                                                                        144,189
                                                                    -----------

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

LUXEMBOURG -- 0.4%
   Arcelor*                                               85,600    $     2,039
   SES Global FDR*                                        28,963            453
                                                                    -----------
                                                                          2,492
                                                                    -----------

MALAYSIA -- 1.0%
   IOI*                                                  365,100          1,189
   Malaysia International Shipping*                      565,200          1,458
   Public Bank (Foreign Market)                          279,700            463
   Resorts World*                                        434,900          1,301
   Sime Darby*                                           675,200          1,126
   Tenaga Nasional*                                      384,000            996
                                                                    -----------
                                                                          6,533
                                                                    -----------

MEXICO -- 1.2%
   Alfa*                                                 245,180          1,380
   America Movil ADR, Ser L*                              73,020          2,097
   Consorcio ARA*                                        276,800          1,151
   Fomento Economico Mexicano ADR (B)                     22,810          1,551
   Grupo Financiero Banorte*                             634,400          1,360
                                                                    -----------
                                                                          7,539
                                                                    -----------

NETHERLANDS -- 3.9%
   ABN AMRO Holding*                                      94,226          2,317
   Aegon*                                                101,605          1,607
   Buhrmann*                                              46,077            609
   DSM*                                                    3,500            130
   DSM*                                                    8,485            314
   Euronext*                                               3,029            136
   European Aeronautic Defense and Space*                 28,680          1,057
   Heineken*                                              19,474            596
   Heineken Holding*                                       8,098            237
   ING Groep                                             174,911          5,650
   James Hardie Industries                                26,063            161
   Koninklijke Philips Electronics*                       20,700            577
   Randstad Holdings*                                      1,504             62
   Reed Elsevier                                          25,952            345
   Royal Dutch Shell, Cl A* (B)                          146,635          4,517
   Royal Dutch Shell, Cl B* (B)                           99,222          3,202
   Royal KPN*                                            128,082          1,264
   Royal Numico*                                           6,568            270
   TNT*                                                   29,689            799
   Unilever*                                              15,874          1,063
   VNU*                                                    3,150             98
   Wereldhave                                                171             16
   Wolters Kluwer*                                         2,580             52
                                                                    -----------
                                                                         25,079
                                                                    -----------


--------------------------------------------------------------------------------
112     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

NEW ZEALAND -- 0.0%
   Fletcher Building                                       8,055    $        41
   Telecom of New Zealand                                  6,359             26
                                                                    -----------
                                                                             67
                                                                    -----------

NORWAY -- 0.9%
   DNB                                                    45,300            474
   Norsk Hydro                                            30,800          3,078
   Norske Skogindustrier*                                  2,900             42
   Orkla*                                                  3,600            134
   ProSafe*                                                1,000             36
   Statoil*                                               83,350          1,815
   Storebrand*                                             4,200             39
   Yara International*                                     8,400            128
                                                                    -----------
                                                                          5,746
                                                                    -----------

PHILIPPINES -- 0.1%
   Philippine Long Distance Telephone                      3,900            125
   SM Investments*                                        89,500            401
                                                                    -----------
                                                                            526
                                                                    -----------

PORTUGAL -- 0.3%
   Banco BPI*                                             12,800             56
   Banco Comercial Portugues*                            138,190            343
   Banco Espirito Santo*                                  12,300            193
   Cimpor Cimentos de Portugal*                           11,688             63
   Energias de Portugal*                                  90,736            267
   Portugal Telecom*                                      51,577            474
   Sonae*                                                365,100            623
                                                                    -----------
                                                                          2,019
                                                                    -----------

RUSSIA -- 1.0%
   Gazprom                                                 2,287            161
   LUKOIL ADR                                             32,240          1,838
   MMC Norilsk Nickel ADR                                 15,450          1,315
   Mobile Telesystems ADR                                 28,000            993
   Sberbank GDR*                                           8,920            981
   Surgutneftegaz ADR (B)                                 22,030          1,140
                                                                    -----------
                                                                          6,428
                                                                    -----------

SINGAPORE -- 0.6%
   City Developments*                                      3,000             15
   DBS Group Holdings*                                    18,000            174
   Flextronics International*                             38,300            395
   Fraser and Neave*                                      20,000            205
   Jardine Cycle & Carriage*                               4,000             25
   Keppel*                                                15,000            104
   Keppel Land*                                          103,000            232
   Neptune Orient Lines*                                  44,000             74
   SembCorp Industries*                                  121,000            190
   SembCorp Marine*                                      267,000            420

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   Singapore Airlines*                                     6,000    $        41
   Singapore Telecommunications*                       1,310,000          1,941
   United Overseas Bank*                                  20,000            171
                                                                    -----------
                                                                          3,987
                                                                    -----------

SOUTH AFRICA -- 1.3%
   ABSA Group                                            101,966          1,446
   Barloworld                                             77,329          1,222
   Sanlam                                                881,124          1,792
   Sappi                                                 125,814          1,347
   Sasol                                                  66,907          2,229
   Standard Bank Group                                    16,100            170
   Telkom*                                                 5,930            119
   Tiger Brands                                            6,816            146
                                                                    -----------
                                                                          8,471
                                                                    -----------

SOUTH KOREA -- 3.1%
   Daelim Industrial                                      16,760          1,096
   Daewoo Shipbuilding & Marine Engineering               59,850          1,384
   Hankook Tire                                           58,660            706
   Honam Petrochemical                                     3,500            169
   Hynix Semiconductor*                                   27,700            583
   Hyundai Development                                     7,380            311
   Hyundai Mobis                                           2,150            180
   Hyundai Motor                                          41,060          3,382
   Industrial Bank of Korea                               10,680            162
   Kookmin Bank                                            3,300            218
   Kookmin Bank ADR                                       26,430          1,744
   POSCO                                                   1,900            380
   Samsung Electronics                                     5,180          2,991
   Samsung Electronics GDR*                                4,554          1,315
   Samsung Fire & Marine Insurance                         9,092            953
   Shinhan Financial Group                                95,240          3,673
   Shinsegae                                               2,670          1,097
                                                                    -----------
                                                                         20,344
                                                                    -----------

SPAIN -- 3.8%
   Abertis Infraestructuras                                7,200            191
   Acciona                                                 6,240            690
   ACS Actividades Cons y Serv*                           85,222          2,451
   Altadis                                                15,100            637
   Antena 3 de Television                                  2,745             60
   Banco Bilbao Vizcaya Argentaria*                      128,336          2,260
   Banco Santander Central Hispano*                      281,799          3,571
   Corp Mapfre                                            29,177            490
   Ebro Puleva*                                           31,506            557
   Endesa*                                                98,678          2,560
   Fomento de Construcciones y Contratas                   7,176            397
   Gas Natural SDG*                                        8,300            226
   Grupo Ferrovial                                         9,938            692


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005     113

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

WORLD EQUITY EX-US FUND (Continued)

November 30, 2005

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   Iberdrola*                                             48,996    $     1,286
   Inditex                                                 6,832            201
   Repsol* (B)                                           172,617          5,068
   Sacyr Vallehermoso*                                    19,919            505
   Sociedad General de Aguas de Barcelona                  8,500            194
   Telefonica                                            113,551          1,674
   Union Fenosa*                                          15,600            574
                                                                    -----------
                                                                         24,284
                                                                    -----------

SWEDEN -- 1.4%
   Atlas Copco, Cl A                                      89,400          1,785
   Axfood                                                    950             25
   Castellum                                               5,700            207
   Eniro                                                   4,300             47
   Fabege                                                 13,400            226
   Getinge                                                 2,000             26
   Hennes & Mauritz, Cl B                                  1,250             39
   Sandvik                                                 7,500            353
   Scania, Cl B                                            1,000             35
   Securitas, Cl B                                         1,800             27
   Skandinaviska Enskilda Banken                          17,400            326
   SKF, Cl B                                              21,500            279
   Ssab Svenskt Stal, Cl A*                               21,500            692
   Svenska Cellulosa, Cl B*                               14,000            485
   Svenska Handelsbanken, Cl A*                            8,400            186
   Swedish Match                                           5,500             63
   Tele2                                                  20,800            210
   Telefonaktiebolaget LM Ericsson ADR                     1,700             55
   Telefonaktiebolaget LM Ericsson, Cl B                 408,900          1,327
   TeliaSonera                                            39,500            201
   Trelleborg, Cl B                                       16,800            278
   Volvo, Cl A                                               500             21
   Volvo, Cl B (B)                                        48,800          2,083
                                                                    -----------
                                                                          8,976
                                                                    -----------

SWITZERLAND -- 5.2%
   ABB*                                                    8,373             73
   Adecco*                                                 3,700            168
   Ciba Specialty Chemicals*                                 417             24
   Clariant*                                               5,792             79
   Compagnie Financiere Richemont*                        16,805            663
   Compagnie Financiere Richemont, Cl A*                   7,303            289
   Credit Suisse Group*                                   76,401          3,708
   Geberit*                                                  239            176
   Holcim*                                                16,364          1,061
   Logitech International*                                   964             44
   Micronas Semiconductor Holdings*                        9,300            304
   Nestle                                                 19,362          5,719
   Novartis*                                             148,052          7,741
   Phonak Holding                                            663             28
   PSP Swiss Property*                                       748             32

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   Rieter Holding*                                            85    $        24
   Roche Holding*                                         34,956          5,234
   Sulzer*                                                   111             53
   Swatch Group*                                           1,951             57
   Swatch Group, Cl B*                                       535             77
   Swiss Reinsurance*                                     20,699          1,524
   Swisscom*                                               1,102            344
   Syngenta*                                               1,530            168
   Synthes*                                                2,267            244
   UBS*                                                   37,947          3,493
   Xstrata                                                52,832          1,199
   Zurich Financial Services*                              6,280          1,277
                                                                    -----------
                                                                         33,803
                                                                    -----------

TAIWAN -- 1.7%
   Acer                                                  575,000          1,273
   Advanced Semiconductor Engineering                  1,837,873          1,324
   Compal Electronics                                  1,305,310          1,143
   Eva Airways                                         2,200,104            975
   Fubon Financial Holding                             1,329,000          1,060
   HON HAI Precision Industry                            317,513          1,610
   HON HAI Precision Industry GDR                         15,917            161
   Quanta Computer                                       219,000            336
   Taiwan Semiconductor Manufacturing (B)                 80,000            142
   Taiwan Semiconductor Manufacturing ADR* (B)            33,930            325
   Taiwan Semiconductor Manufacturing ADR (B)            178,403          1,709
   United Microelectronics                             1,927,019          1,071
                                                                    -----------
                                                                         11,129
                                                                    -----------

THAILAND -- 0.7%
   Advanced Info Service*                                416,900          1,000
   High Tech Computer*                                    69,500          1,037
   Land and Houses NVDR*                               4,248,200            798
   PTT*                                                   34,400            180
   PTT (Foreign Shares)*                                 143,500            751
   Siam Cement*                                          154,100            927
                                                                    -----------
                                                                          4,693
                                                                    -----------

TURKEY -- 0.7%
   Ford Otomotiv Sanayi                                   10,320             90
   Haci Omer Sabanci Holding                             256,805          1,536
   Turkcell Iletisim Hizmet                              182,639          1,139
   Turkiye Is Bankasi*                                   209,380          1,808
                                                                    -----------
                                                                          4,573
                                                                    -----------


--------------------------------------------------------------------------------
114     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

UNITED KINGDOM -- 13.0%
   3i Group                                                3,148    $        46
   Alliance Unichem                                        7,045             91
   Anglo American                                         86,167          2,698
   ARM Holdings                                           11,641             24
   AstraZeneca                                            56,715          2,606
   AstraZeneca (SEK)*                                     17,650            814
   Aviva                                                 144,641          1,712
   BAA                                                    17,312            190
   BAE Systems                                           192,900          1,125
   Balfour Beatty                                          8,003             46
   Barclays                                              253,600          2,577
   Barratt Developments                                   33,872            529
   Bellway                                                24,495            437
   Berkeley Group Holdings*                                2,521             44
   BG Group                                               21,000            196
   BHP Billiton                                          231,357          3,463
   Bovis Homes Group                                       3,337             42
   BP                                                    687,461          7,552
   BPB                                                     7,871            105
   Bradford & Bingley                                     27,279            175
   Brambles Industries                                    28,135            190
   British Airways*                                       57,476            310
   British American Tobacco                              116,111          2,522
   British Land                                           11,937            202
   British Sky Broadcasting                               55,113            469
   BT Group                                              205,866            757
   Cable & Wireless                                       96,600            199
   Cadbury Schweppes                                     320,025          3,059
   Capita Group                                            6,314             43
   Carnival                                                5,289            296
   Close Brothers Group                                    1,805             26
   Compass Group                                          56,300            205
   Cookson Group*                                          4,176             28
   Daily Mail & General Trust*                             2,769             36
   Diageo                                                 31,411            452
   Emap                                                    6,859            102
   Enterprise Inns                                        12,495            188
   First Choice Holidays                                   7,255             27
   Firstgroup                                              4,992             30
   Friends Provident                                     193,400            636
   Gallaher Group                                          2,846             43
   GKN                                                    12,501             61
   GlaxoSmithKline                                       315,426          7,800
   Hammerson                                               2,578             43
   Hanson                                                 43,137            443
   Hays                                                   35,512             74
   HBOS                                                  217,842          3,278
   HSBC Holdings                                         244,554          3,905
   Imperial Chemical Industries                           41,681            233
   Imperial Tobacco Group                                  7,115            211
   Inchcape                                                3,636            148
   Intercontinental Hotels Group                          23,686            320
   International Power                                    87,100            368

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   J Sainsbury                                           233,828    $     1,147
   Kelda Group                                             4,408             56
   Kingfisher                                             11,304             44
   Land Securities Group                                   9,549            255
   Legal & General Group                                  52,175            105
   Liberty International                                   2,805             47
   Lloyds TSB Group                                      201,215          1,631
   Man Group                                              14,012            429
   Mitchells & Butlers                                   124,100            796
   National Grid                                          23,080            213
   Next*                                                   1,831             44
   O2                                                    158,700            536
   Pearson                                                29,193            338
   Persimmon                                              43,453            826
   Pilkington                                             15,418             40
   Prudential                                              2,646             24
   Punch Taverns                                          44,096            631
   Reckitt Benckiser                                      10,177            314
   Reed Elsevier                                          57,505            511
   Rexam                                                   2,911             26
   Rio Tinto                                              31,558          1,278
   Rolls-Royce Group*                                     43,767            294
   Royal & Sun Alliance Insurance Group                  355,908            697
   Royal Bank of Scotland Group                          156,747          4,461
   SABMiller                                              39,973            707
   Scottish & Newcastle                                   42,218            346
   Scottish & Southern Energy                             16,169            274
   Scottish Power                                        268,287          2,460
   Severn Trent                                            5,165             89
   Smith & Nephew                                        109,100            966
   Smiths Group                                            6,477            109
   Sportingbet                                           211,650          1,309
   Stagecoach Group                                       12,225             25
   Standard Chartered                                     28,207            602
   Tate & Lyle                                            60,787            575
   Taylor Woodrow                                         80,920            475
   Tesco                                                  37,908            198
   Tomkins                                                10,240             51
   Travis Perkins                                          1,449             32
   Trinity Mirror                                         45,884            481
   Unilever                                              106,004          1,035
   United Business Media                                   9,065             94
   United Utilities                                       30,369            339
   Vodafone Group                                      2,981,178          6,418
   Whitbread                                              26,344            430
   Wimpey George                                          62,043            469
   WPP Group                                               8,616             85
   Yell Group                                             20,600            175
                                                                    -----------
                                                                         83,663
                                                                    -----------

Total Common Stock
   (Cost $559,946) ($ Thousands)                                        591,024
                                                                    -----------


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005     115

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

WORLD EQUITY EX-US FUND (Continued)

November 30, 2005

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

PREFERRED STOCK -- 1.1%

AUSTRALIA -- 0.0%
   News*                                                   2,988    $        45
                                                                    -----------

BRAZIL -- 0.9%
   Braskem, Cl A*                                        155,300          1,404
   Cia Energetica de Minas Gerais*                    45,390,000          1,841
   Petroleo Brasileiro*                                   25,600            399
   Tam*                                                  104,250          1,824
   Usinas Siderurgicas de Minas Gerais, Cl A*              9,600            226
                                                                    -----------
                                                                          5,694
                                                                    -----------

GERMANY -- 0.0%
   Fresenius Medical Care*                                 2,856            234
   Porsche*                                                  109             81
   Volkswagen*                                             1,485             57
                                                                    -----------
                                                                            372
                                                                    -----------

ITALY -- 0.1%
   Fiat*                                                  92,420            618
                                                                    -----------

SOUTH KOREA -- 0.1%
   Hyundai Motor*                                          8,670            488
                                                                    -----------

Total Preferred Stock
   (Cost $5,870) ($ Thousands)                                            7,217
                                                                    -----------

EXCHANGE TRADED FUNDS -- 4.7%
   iUnits S&P/TSX 60 Index Fund                          572,990         30,107
   iShares MSCI EAFE Index Fund                            3,500            202
                                                                    -----------

Total Exchange Traded Funds
   (Cost $27,409) ($ Thousands)                                          30,309
                                                                    -----------

                                                       Number of
                                                        Rights
                                                       ---------

RIGHTS -- 0.0%

ITALY -- 0.0%
   Fiat, Expires 12/14/05*                               161,282             --
                                                                    -----------

Total Rights
   (Cost $0) ($ Thousands)                                                   --
                                                                    -----------

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS (A) -- 3.2%
   U.S Treasury Bills
         4.207%, 05/25/06                            $       535    $       524
         3.879%, 12/22/05                                  5,000          4,989
         3.877%, 12/29/05                                  5,000          4,985
         3.876%, 12/15/05                                  5,000          4,993
         3.760%, 12/08/05                                  5,000          4,996
         3.628%, 12/01/05 (A)                                200            200
                                                                    -----------

Total U.S. Treasury Obligations
   (Cost $20,687) ($ Thousands)                                          20,687
                                                                    -----------

CORPORATE OBLIGATIONS (C) -- 1.0%

FINANCIALS -- 1.0%
   Allstate Life Global Funding II, MTN (D)
         4.140%, 12/15/05                                     93             93
   American General Finance (D) (E)
         4.142%, 12/15/05                                    112            112
         4.120%, 12/15/05                                    183            183
   American General Finance MTN, Ser F
         4.001%, 07/14/06                                     20             20
   Bear Stearns EXL (D)
         4.130%, 12/15/05                                    361            361
   CCN Bluegrass (D)
         4.210%, 02/19/05                                    132            132
   CIT Group MTN (D)
         4.342%, 02/13/06                                    507            507
         4.181%, 01/19/06                                     51             51
   Caterpillar Financial Services MTN, Ser F (D)
         4.235%, 01/09/06                                    101            101
   Countrywide Financial Services MTN (D)
         4.351%, 02/03/06                                    213            213
   Countrywide Financial Services MTN, Ser A (D)
         3.920%, 12/13/05                                    376            376
   Countrywide Home Loans MTN, Ser M (D)
         4.323%, 01/29/06                                     45             45
   Dekabank (D)
         4.183%, 01/19/06                                    376            375
   Irish Life & Permanent MTN, Ser X (D)
         4.196%, 12/21/05                                     81             81
         4.188%, 12/21/05                                    189            189
   Islandsbanki (D) (E)
         4.216%, 12/22/05                                    173            173
   Jackson National Life Funding (D) (E)
         4.089%, 12/01/05                                    447            447
   K2 LLC MTN (D)
         3.858%, 12/12/05                                     12             12


--------------------------------------------------------------------------------
116     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                 ($ Thousands)/Shares  ($ Thousands)
--------------------------------------------------------------------------------

   Liberty Lighthouse US Capital
      MTN (D)
         4.127%, 12/12/05                            $       203    $       203
   Morgan Stanley EXL (D)
         4.085%, 12/05/05                                    102            101
   Morgan Stanley EXL, Ser S (D)
         4.120%, 12/05/05                                     71             71
   Natexis Banques (D) (E)
         4.118%, 12/15/05                                    198            198
   Nationwide Building Society (D) (E)
         4.090%, 12/07/05                                    203            203
         4.026%, 12/28/05                                    102            101
   Nordbank (D) (E)
         4.186%, 12/23/05                                    173            173
         4.184%, 12/23/05                                    173            173
   Northern Rock (D) (E)
         4.100%, 12/05/05                                    209            209
   Pacific Life Global Funding (D) (E)
         4.135%, 12/13/05                                    152            152
   Premium Asset Trust,
      Ser 2004-01 (D) (E)
         4.145%, 12/06/05                                     61             61
         4.106%, 12/06/05                                     41             41
         4.101%, 12/06/05                                    110            110
   Premium Asset Trust,
      Ser 2004-06 (D) (E)
         4.253%, 12/30/05                                    193            193
   Premium Asset Trust,
      Ser 2004-10 (D) (E)
         4.130%, 12/15/05                                    284            284
   SLM EXL, Ser S (D)
         4.120%, 12/15/05                                    223            223
   SLM MTN, Ser X (D)
         4.159%, 12/20/05                                    406            406
   Sigma Finance
         4.745%, 11/09/06                                    110            110
   Skandinav Enskilda Bank (D)
         4.137%, 12/19/05                                    223            223
   Witherspoon CDO (D)
         4.146%, 12/15/05                                     61             61
                                                                    -----------

Total Corporate Obligations
   (Cost $6,767) ($ Thousands)                                            6,767
                                                                    -----------

CASH EQUIVALENT -- 0.4%
   SEI Daily Income Trust, Prime
      Obligations Fund, Cl A, 4.06**+                  2,621,622          2,622
                                                                    -----------

Total Cash Equivalent
   (Cost $2,622) ($ Thousands)                                            2,622
                                                                    -----------

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

ASSET-BACKED SECURITIES (C) (D) (E) -- 0.3%

AUTOMOTIVE -- 0.0%
   Capital Auto Receivables Asset Trust,
      Ser 2005-SN1A, Cl A1
         3.327%, 05/15/06                            $        58    $        58
   Drivetime Auto Owner Trust,
      Ser 2005-B, Cl A1
         4.140%, 12/15/05                                      9              9
                                                                    -----------
                                                                             67
                                                                    -----------

MORTGAGE RELATED SECURITIES -- 0.3%
   Blue Heron Funding, Ser 9A, Cl A1
         4.221%, 12/27/05                                    203            203
   CCN Independence
         4.190%, 12/15/05                                     71             71
   Cheyne High Grade, Ser 2004-1A,
      Cl AM1
         4.330%, 02/10/06                                    102            102
   Commodore, Ser 2003-2A, Cl A1MM
         3.914%, 12/12/05                                     93             93
   Duke Funding, Ser 2004-6B, Cl A1S1
         4.185%, 01/09/06                                    152            152
   Harwood Street Funding II,
      Ser 2005-A1, Cl NOTE
         4.241%, 12/27/05                                    203            203
   Orchard Structured Finance CDO,
      Ser 2003-1A, Cl A1MM
         4.518%, 02/20/06                                    166            166
   Park Place Securities NIM Trust,
      Ser 2004-MM1, Cl AM4
         4.231%, 12/27/05                                    199            199
   RMAC, Ser 2004-NS3A, Cl A1
         4.115%, 12/12/05                                     66             66
   Saturn Ventures II
         4.150%, 12/07/05                                    203            203
   TIAA Real Estate, Ser 2003-1A, Cl A1
         4.230%, 12/28/05                                    131            131
   Whitehawk CDO Funding, Ser 2004-1A,
      Cl AMMD
         3.890%, 12/15/05                                     51             51
   Whitehawk CDO Funding, Ser 2004-1A,
      Cl AMME
         3.890%, 12/15/05                                     31             31
                                                                    -----------
                                                                          1,671
                                                                    -----------

Total Asset-Backed Securities
   (Cost $1,738) ($ Thousands)                                            1,738
                                                                    -----------


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005     117

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

WORLD EQUITY EX-US FUND (Concluded)

November 30, 2005

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

COMMERCIAL PAPER (A) (C) -- 0.2%
   Altius I Funding
         4.123%, 12/08/05                            $        81    $        81
   Broadhollow Funding
         4.106%, 12/13/05                                    102            101
         4.104%, 12/09/05                                    102            101
         4.094%, 12/09/05                                    112            203
   CPI Funding
         4.102%, 12/05/05                                     94             94
   Cre-8 Funding
         4.124%, 12/09/05                                    251            251
   Lakeside Funding
         4.100%, 12/08/05                                    102            102
   Rhineland Funding
         4.311%, 01/30/06                                    355            353
         4.291%, 02/01/06                                    175            174
                                                                    -----------

Total Commercial Paper
   (Cost $1,460) ($ Thousands)                                            1,460
                                                                    -----------

MASTER NOTES (C) -- 0.1%
   Bank of America
         4.143%, 12/01/05                                    426            426
         4.142%, 12/01/05                                     81             81
   Bear Stearns
         4.238%, 12/01/05                                    244            244
                                                                    -----------

Total Master Notes
   (Cost $751) ($ Thousands)                                                751
                                                                    -----------

REPURCHASE AGREEMENTS (C) -- 0.3%
   Barclays Capital
      4.000%, dated 11/30/05, to be
      repurchased on 12/01/05,
      repurchase price $403,410
      (collateralized by various
      U.S. Government Obligations,
      ranging in par value $9,675-
      $402,866, 0.000%,12/20/05-
      07/05/06, total market
      value $411,433)                                        403            403

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Lehman Brothers
      4.010%, dated 11/30/05, to be
      repurchased on 12/01/05,
      repurchase price $919,740
      (collateralized by various
      U.S. Government Obligations,
      ranging in par value $2,850-
      $81,204, 0.000%-7.125%,
      12/20/05-02/15/30, total market
      value $938,039)                                $       920    $       920
   UBS Paine Webber
      4.010%, dated 11/30/05, to be
      repurchased on 12/01/05,
      repurchase price $406,066
      (collateralized by various
      U.S. Government Obligations,
      ranging in par value $27,985-
      $101,505, 3.940%-6.060%,
      02/28/07-10/06/20, total market
      value $414,147)                                        406            406
                                                                    -----------

Total Repurchase Agreements
   (Cost $1,729) ($ Thousands)                                            1,729
                                                                    -----------

Total Investments -- 102.8%
   (Cost $628,979) ($ Thousands)                                        664,304
                                                                    -----------

Percentages are based on Net Assets of $645,988,888.

*     Non-Income Producing Security

**    Rate shown is the 7-day yield as of November 30, 2005.

+     See Note 3 in Notes to Financial Statements.

(A)   The rate reported is the effective yield at time of purchase.

(B) This security or a partial position of this security is on loan at November 30, 2005 (see Note 9). The total value of securities on loan at November 30, 2005 was $ 11,868 ($ Thousands).

(C) This security was purchased with cash collateral held from securities lending (see Note 9). The total value of such securities as of November 30, 2005 was $12,445 ($ Thousands).

(D) Variable Rate Security -- The rate reported on the Statement of Net Assets is the rate in effect as of November 30, 2005.

(E) This security was sold within the terms of private placement memorandum, exempt from registration under Section 3A-4, 4(2), or 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."

ADR -- American Depositary Receipt

CDO -- Collateralized Debt Obligation

Cl -- Class

EXL -- Extendable Maturity

FDR -- Fiduciary Depositary Receipt

GDR -- Global Depositary Receipt

LLC -- Limited Liability Company

Ltd. -- Limited

MTN -- Medium Term Note

NVDR -- Non-Voting Depositary Receipt

SEK -- Swedish Krona

Ser -- Series

Amounts designated as "--" are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
118     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005

--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands)

November 30, 2005 (Unaudited)

----------------------------------------------------------------------------------------------------------------------
                                                                    CORE FIXED        LONG    EXTENDED   WORLD EQUITY
                                                                        INCOME    DURATION    DURATION          EX-US
                                                                          FUND        FUND        FUND           FUND
----------------------------------------------------------------------------------------------------------------------
ASSETS:

   Investments, at value (Cost $5,999,839, $126,963,
      $208,845 and $624,628, respectively)                         $ 5,977,454   $ 126,146   $ 207,652     $  659,953
   Repurchase agreements (Cost $257,550, $0, $0 and $1,729,
      respectively)                                                    257,550          --          --          1,729
   Affiliated investments, at value (Cost $84,142, $1,506,
      $4,418, and $2,622, respectively)                                 84,142       1,506       4,418          2,622
   Cash                                                                     --          41          --         74,391
   Foreign currency, at value (Cost $1, $0, $0 and $0,
      respectively)                                                          1          --          --             --
   Receivable for investment securities sold                           337,898       5,775      16,362          3,631
   Receivable for capital shares sold                                   83,613          --          --         50,606
   Unrealized gain on forward foreign currency contracts                    --          --          --             45
   Dividends and interest receivable                                    31,116       1,471       2,919            725
   Currency contract receivable                                             --          --          --             28
   Income distribution receivable                                           --          36          --             --
   Other assets                                                             80          --          --             79
----------------------------------------------------------------------------------------------------------------------
   Total Assets                                                      6,771,854     134,975     231,351        793,809
----------------------------------------------------------------------------------------------------------------------
LIABILITIES:

   Payable upon return on securities loaned                          1,194,512          --          --         12,445
   Payable for investment securities purchased                       1,139,869       9,903      24,408        130,761
   Income distribution payable                                             502          --          --             --
   Bank overdraft                                                          213          --         759             --
   Bank overdraft -- foreign currency, at value (Cost $0, $0, $0
      and $(1,265), respectively)                                           --          --          --          1,280
   Payable for capital shares redeemed                                  20,103          --          --          3,078
   Written options, at fair value (premiums received $93, $0, $0
      and $0, respectively)                                                132          --          --             --
   Payable for Swap Contracts                                               50       2,289       3,839             --
   Unrealized loss on forward foreign currency contracts                   179          --          --             21
   Payable for Margin Variation                                            134          --          --             --
   Investment advisory fees payable                                        442          18          32            214
   Trustees' fees payable                                                   18          --           1              2
   Other payables                                                           --         290         698             16
   Accrued expense payable                                                 197           9          26              3
----------------------------------------------------------------------------------------------------------------------
   Total Liabilities                                                 2,356,351      12,509      29,763        147,820
----------------------------------------------------------------------------------------------------------------------
   Net Assets                                                      $ 4,415,503   $ 122,466   $ 201,588     $  645,989
----------------------------------------------------------------------------------------------------------------------
NET ASSETS:

   Paid in Capital
      (unlimited authorization -- no par value)                    $ 4,467,512   $ 125,233   $ 203,971     $  606,664
   Undistributed net investment income (distributions in excess
      of net investment income)                                          2,552         (17)         (2)         3,522
   Accumulated net realized gain (loss) on investments, futures contracts, options, foreign currency contracts and swap
      contracts                                                        (31,583)        356       2,651            626
   Net unrealized appreciation (depreciation) on investments and
      options                                                          (22,424)       (817)     (1,193)        35,325
   Net unrealized depreciation on futures contracts                       (103)         --          --             --
   Net unrealized depreciation on foreign currency translations           (401)         --          --           (148)
   Net unrealized depreciation on swap contracts                           (50)     (2,289)     (3,839)            --
----------------------------------------------------------------------------------------------------------------------
   Net Assets -- 100.0%                                            $ 4,415,503   $ 122,466   $ 201,588    $   645,989
----------------------------------------------------------------------------------------------------------------------
   Net Asset Value, Offering and Redemption Price Per Share --
      Class A ($4,415,503,090 / 437,879,836 shares),
      ($122,465,559 / 12,298,356 shares),
      ($201,588,175 / 19,322,795 shares) and
      ($645,988,888 / 56,989,204 shares), respectively             $     10.08   $    9.96   $   10.43    $     11.34
======================================================================================================================

Amounts designated as "--" are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005     119

--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS ($ Thousands)

For the six-month period ended November 30, 2005 (Unaudited)

----------------------------------------------------------------------------------------------------------------
                                                                              LARGE CAP
                                                                            DISCIPLINED   LARGE CAP
                                                              LARGE CAP          EQUITY       INDEX   SMALL CAP
                                                                   FUND            FUND        FUND        FUND
----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends                                                  $  11,624       $  32,770   $   2,949   $   6,715
   Dividends from Affiliated Registered Investment
      Company(1)                                                    284           2,256          93         603
   Interest                                                          37           5,240          15          64
   Security Lending Income -- Net                                    73             148          28         544
   Less: Foreign Taxes Withheld                                     (10)            (11)         --         (21)
----------------------------------------------------------------------------------------------------------------
   Total Investment Income                                       12,008          40,403       3,085       7,905
----------------------------------------------------------------------------------------------------------------
EXPENSES:
   Investment Advisory Fees                                       2,752           7,856         267       5,235
   Administration Fees                                              344             982          79         403
   Trustee Fees                                                      14              27           2          11
   Shareholder Service Fees*                                         --              --          --          --
   Custodian/Wire Agent Fees                                         28             158          13          64
   Professional Fees                                                 28              49           4          19
   Registration Fees                                                  5             111           2          50
   Printing Fees                                                      2              17           1           5
   Proxy Expenses                                                    19              31           3          16
   Litigation Fees (See Note 10)                                     --              --          --          --
   Other Expenses                                                    14              32           5          14
----------------------------------------------------------------------------------------------------------------
   Total Expenses                                                 3,206           9,263         376       5,817
----------------------------------------------------------------------------------------------------------------
   Less:
      Waiver of Investment Advisory Fees                         (1,053)         (2,911)       (137)     (1,029)
      Waiver of Administration Fees                                (344)           (982)        (79)       (403)
      Fees Paid Indirectly(1)                                       (45)             --          --         (59)
----------------------------------------------------------------------------------------------------------------
   Net Expenses                                                   1,764           5,370         160       4,326
----------------------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME                                         10,244          35,033       2,925       3,579
================================================================================================================
   NET REALIZED AND UNREALIZED GAIN
      (LOSS) ON INVESTMENTS:
   Net Realized Gain (Loss) on:
      Investments                                               111,878(2)      140,504       2,128      91,454
      Futures Contracts                                           1,204               1         186       3,187
      Written Options                                                --              --          --          --
      Swap Contracts                                                 --              --          --          --
      Foreign Currency Transactions                                  --             316          --         (40)
   Net Change in Unrealized Appreciation
      (Depreciation) on:
      Investments                                               (11,992)         69,523      13,812      63,009
      Affiliated Investment(1)                                       --              --          10          --
      Futures Contracts                                             186          16,327          87       1,180
      Written Options                                                --              --          --          --
      Swap Contracts                                                 --              55          --          --
      Foreign Currency and Translation of Other Assets and
         Liabilities Denominated in Foreign Currencies               --          (2,513)         --          94
----------------------------------------------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
      FROM OPERATIONS                                         $ 111,520       $ 259,246   $  19,148   $ 162,463
================================================================================================================

*     Fees are incurred at the Class T level only.

(1)   See Note 3 in the Notes to the Financial Statements.

(2)   Includes realized gain of $27,345,191 due to an in-kind redemption.

Amounts designated as "--" are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
120     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
                                                                                   CORE
                                                          SMALL/MID CAP           FIXED        LONG    EXTENDED
                                                                 EQUITY          INCOME    DURATION    DURATION
                                                                   FUND            FUND        FUND        FUND
----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends                                                  $   4,642       $      34   $      14   $      --
   Dividends from Affiliated Registered Investment
      Company(1)                                                    666             703          36          60
   Interest                                                          31         100,826       2,692       5,544
   Security Lending Income -- Net                                   189             709          --          --
   Less: Foreign Taxes Withheld                                     (11)             (3)         --          --
----------------------------------------------------------------------------------------------------------------
   Total Investment Income                                        5,517         102,269       2,742       5,604
----------------------------------------------------------------------------------------------------------------
EXPENSES:
   Investment Advisory Fees                                       2,893           6,427         147         241
   Administration Fees                                              223           1,071          25          40
   Trustee Fees                                                       6              33           1           1
   Shareholder Service Fees*                                         --              --          --          --
   Custodian/Wire Agent Fees                                         32             155           3           4
   Professional Fees                                                 13              52           2           4
   Registration Fees                                                 38             154           8          25
   Printing Fees                                                      2              24          --           1
   Proxy Expenses                                                     6              40          --           1
   Litigation Fees (See Note 10)                                     --               3          --          --
   Other Expenses                                                     9             164           6           9
----------------------------------------------------------------------------------------------------------------
   Total Expenses                                                 3,222           8,123         192         326
----------------------------------------------------------------------------------------------------------------
   Less:
      Waiver of Investment Advisory Fees                           (485)         (4,012)        (69)       (124)
      Waiver of Administration Fees                                (223)         (1,071)        (25)        (40)
      Fees Paid Indirectly(1)                                       (27)             --          --          --
----------------------------------------------------------------------------------------------------------------
   Net Expenses                                                   2,487           3,040          98         162
----------------------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME                                          3,030          99,229       2,644       5,442
================================================================================================================
   NET REALIZED AND UNREALIZED GAIN
      (LOSS) ON INVESTMENTS:
   Net Realized Gain (Loss) on:
      Investments                                                31,406         (32,038)       (491)       (296)
      Futures Contracts                                           1,014          (2,504)         --          --
      Written Options                                                --             639          --          --
      Swap Contracts                                                 --              --         (22)       (787)
      Foreign Currency Transactions                                 (12)            204          --          --
   Net Change in Unrealized Appreciation
      (Depreciation) on:
      Investments                                                53,703         (76,095)       (644)     (1,635)
      Affiliated Investment(1)                                       --              --          --          --
      Futures Contracts                                           1,494           1,691          --          --
      Written Options                                                --             601          --          --
      Swap Contracts                                                 --             256      (4,857)    (18,499)
      Foreign Currency and Translation of Other Assets and
         Liabilities Denominated in Foreign Currencies               --          (1,320)         --          --
----------------------------------------------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
      FROM OPERATIONS                                         $  90,635       $  (9,337)  $  (3,370)  $ (15,775)
================================================================================================================

---------------------------------------------------------------------------------------
                                                          INTERNATIONAL   WORLD EQUITY
                                                                 EQUITY          EX-US
                                                                   FUND           FUND
---------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends                                                  $  17,580      $   3,246
   Dividends from Affiliated Registered Investment
      Company(1)                                                    463            153
   Interest                                                          34             35
   Security Lending Income -- Net                                   800             83
   Less: Foreign Taxes Withheld                                  (2,005)          (380)
---------------------------------------------------------------------------------------
   Total Investment Income                                       16,872          3,137
---------------------------------------------------------------------------------------
EXPENSES:
   Investment Advisory Fees                                       4,282          1,015
   Administration Fees                                              424             92
   Trustee Fees                                                      13              3
   Shareholder Service Fees*                                         --             --
   Custodian/Wire Agent Fees                                        174            127
   Professional Fees                                                 22              9
   Registration Fees                                                  3             63
   Printing Fees                                                      9              2
   Proxy Expenses                                                    18             --
   Litigation Fees (See Note 10)                                     --             --
   Other Expenses                                                    39              7
---------------------------------------------------------------------------------------
   Total Expenses                                                 4,984          1,318
---------------------------------------------------------------------------------------
   Less:
      Waiver of Investment Advisory Fees                         (1,313)          (117)
      Waiver of Administration Fees                                (424)           (92)
      Fees Paid Indirectly(1)                                       (36)            (1)
---------------------------------------------------------------------------------------
   Net Expenses                                                   3,211          1,108
---------------------------------------------------------------------------------------
   NET INVESTMENT INCOME                                         13,661          2,029
=======================================================================================
   NET REALIZED AND UNREALIZED GAIN
      (LOSS) ON INVESTMENTS:
   Net Realized Gain (Loss) on:
      Investments                                               163,142            942
      Futures Contracts                                           4,506          1,041
      Written Options                                                --             --
      Swap Contracts                                                 --             --
      Foreign Currency Transactions                              (1,710)          (446)
   Net Change in Unrealized Appreciation
      (Depreciation) on:
      Investments                                                14,784         40,121
      Affiliated Investment(1)                                       --             --
      Futures Contracts                                            (127)           (23)
      Written Options                                                --             --
      Swap Contracts                                                 --             --
      Foreign Currency and Translation of Other Assets and
         Liabilities Denominated in Foreign Currencies              249           (137)
---------------------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
      FROM OPERATIONS                                         $ 194,505      $  43,527
=======================================================================================


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005     121

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the period ended November 30, 2005 (Unaudited) and the year ended May 31,
2005

------------------------------------------------------------------------------------------------------------------------------------
                                                                                      LARGE CAP
                                                                                     DISCIPLINED                    LARGE CAP
                                                      LARGE CAP FUND                 EQUITY FUND                    INDEX FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                  6/1/05          6/1/04        6/1/05         6/1/04          6/1/05      6/1/04
                                               to 11/30/05      to 5/31/05   to 11/30/05     to 5/31/05     to 11/30/05  to 5/31/05
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                       $    10,244      $   29,226   $    35,033     $   49,979     $     2,925  $    5,782
   Net Realized Gain (Loss) from
      Investments, Written Options, Futures
      Contracts and Swap Contracts                 113,082(2)       44,488       140,505         56,088           2,314         481
   Net Realized Gain (Loss) on Foreign
      Currency Transactions                             --              --           316             --              --          --
   Net Change in Unrealized Appreciation
      (Depreciation) on Investments, Written
      Options, Futures Contracts and Swap
      Contracts                                    (11,806)         81,227        85,905        192,876          13,909      21,849
   Net Change in Unrealized Appreciation
      (Depreciation) on Foreign Currencies,
      and Translation of Other Assets and
      Liabilities Denominated in Foreign
      Currency                                          --              --        (2,513)            --              --          --
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets
      Resulting from Operations                    111,520         154,941       259,246        298,943          19,148      28,112
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
      Class A                                      (11,286)        (27,730)      (27,598)       (45,577)         (2,814)     (5,437)
      Class T                                           --              (5)           --             --              --          --
   Net Realized Gains:
      Class A                                           --              --            --        (23,335)             --        (576)
      Class T                                           --              --            --             --              --          --
------------------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions               (11,286)        (27,735)      (27,598)       (68,912)         (2,814)     (6,013)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
   CLASS A:
      Proceeds from Shares Issued                   31,504         206,914     1,266,322(3)   1,336,678(3)       73,578      66,334
      Reinvestment of Dividends &
         Distributions                              10,692          26,686        27,638         68,680           2,598       5,866
      Cost of Shares Redeemed                     (676,232)(4)    (396,899)     (574,814)      (389,069)        (45,270)    (58,307)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
      from Class A Transactions                   (634,036)       (163,299)      719,146      1,016,289          30,906      13,893
------------------------------------------------------------------------------------------------------------------------------------
   CLASS T:
      Proceeds from Shares Issued                       --           1,475            --             --              --          --
      Reinvestment of Dividends &
         Distributions                                  --               5            --             --              --          --
      Cost of Shares Redeemed                           --          (1,483)           --             --              --          --
------------------------------------------------------------------------------------------------------------------------------------
   Decrease in Net Assets Derived from
      Class T Transactions                              --              (3)           --             --              --          --
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
      from Capital Share Transactions             (634,036)       (163,302)      719,146      1,016,289          30,906      13,893
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets          (533,802)        (36,096)      950,794      1,246,320          47,240      35,992
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                           1,751,785       1,787,881     3,531,361      2,285,041         320,703     284,711
------------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                               $ 1,217,983      $1,751,785   $ 4,482,155     $3,531,361     $   367,943  $  320,703
====================================================================================================================================
   Undistributed Net Investment Income
      (Distributions in Excess of Net
      Investment Income) Included in Net
      Assets at Period End                     $     3,981      $    5,023   $    16,523     $    9,088     $     1,157  $    1,046
====================================================================================================================================

(1) See Note 4 in the Notes to Financial Statements for additional information.

(2) Includes realized gain of $27,345,191 due to an in-kind redemption (see note 8).

(3) Includes subscriptions as a result of an in-kind transfers of securities (see note 8).

(4) Includes redemptions as a result of an in-kind transfers of securities (see note 8).

Amounts designated as "--" are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
122     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------

                                                                                    SMALL/MID CAP
                                                     SMALL CAP FUND                  EQUITY FUND
----------------------------------------------------------------------------------------------------------
                                                  6/1/05          6/1/04        6/1/05         6/1/04
                                               to 11/30/05      to 5/31/05   to 11/30/05     to 5/31/05
----------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                       $     3,579      $    6,766   $     3,030     $    2,726
   Net Realized Gain (Loss) from
      Investments, Written Options, Futures
      Contracts and Swap Contracts                  94,641          55,491        32,420         22,479
   Net Realized Gain (Loss) on Foreign
      Currency Transactions                            (40)            (43)          (12)           (15)
   Net Change in Unrealized Appreciation
      (Depreciation) on Investments, Written
      Options, Futures Contracts and Swap
      Contracts                                     64,189          83,945        55,197         46,060
   Net Change in Unrealized Appreciation
      (Depreciation) on Foreign Currencies,
      and Translation of Other Assets and
      Liabilities Denominated in Foreign
      Currency                                          94              --            --             --
----------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets
      Resulting from Operations                    162,463         146,159        90,635         71,250
----------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
      Class A                                       (4,272)         (5,291)       (2,592)        (2,258)
      Class T                                           --              --            --             --
   Net Realized Gains:
      Class A                                           --        (179,060)           --         (6,068)
      Class T                                           --             (22)           --             --
----------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                (4,272)       (184,373)       (2,592)        (8,326)
----------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
   CLASS A:
      Proceeds from Shares Issued                   87,750         327,341       377,888(3)     367,596(3)
      Reinvestment of Dividends &
         Distributions                               4,080         176,915         2,609          8,299
      Cost of Shares Redeemed                     (258,719)       (164,415)     (114,888)       (93,690)
----------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
      from Class A Transactions                   (166,889)        339,841       265,609        282,205
----------------------------------------------------------------------------------------------------------
   CLASS T:
      Proceeds from Shares Issued                       --             529            --             --
      Reinvestment of Dividends &
         Distributions                                  --              22            --             --
      Cost of Shares Redeemed                          (71)           (656)           --             --
----------------------------------------------------------------------------------------------------------
   Decrease in Net Assets Derived from
      Class T Transactions                             (71)           (105)           --             --
----------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
      from Capital Share Transactions             (166,960)        339,736       265,609        282,205
----------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets            (8,769)        301,522       353,652        345,129
----------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                           1,610,982       1,309,460       768,897        423,768
----------------------------------------------------------------------------------------------------------
   END OF PERIOD                               $ 1,602,213      $1,610,982   $ 1,122,549     $  768,897
==========================================================================================================
   Undistributed Net Investment Income
      (Distributions in Excess of Net
      Investment Income) Included in Net
      Assets at Period End                     $       901      $    1,594   $     1,234     $      796
==========================================================================================================

----------------------------------------------------------------------------------------------------------
                                                                                         LONG
                                                              CORE FIXED               DURATION
                                                              INCOME FUND                FUND
----------------------------------------------------------------------------------------------------------
                                                          6/1/05      6/1/04       6/1/05      6/1/04
                                                       to 11/30/05  to 5/31/05  to 11/30/05  to 5/31/05
----------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                               $    99,229  $  148,491  $     2,644  $    1,815
   Net Realized Gain (Loss) from
      Investments, Written Options, Futures
      Contracts and Swap Contracts                         (33,903)     39,693         (513)      1,921
   Net Realized Gain (Loss) on Foreign
      Currency Transactions                                    204          90           --          --
   Net Change in Unrealized Appreciation
      (Depreciation) on Investments, Written
      Options, Futures Contracts and Swap
      Contracts                                            (73,547)     54,070       (5,501)      2,524
   Net Change in Unrealized Appreciation
      (Depreciation) on Foreign Currencies,
      and Translation of Other Assets and
      Liabilities Denominated in Foreign Currency           (1,320)        919           --          --
----------------------------------------------------------------------------------------------------------
      Net Increase (Decrease) in Net Assets
      Resulting from Operations                             (9,337)    243,263       (3,370)      6,260
----------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
      Class A                                              (97,079)   (153,183)      (2,669)     (2,385)
      Class T                                                   --          --           --          --
   Net Realized Gains:
      Class A                                                   --     (39,708)          --        (455)
      Class T                                                   --          --           --          --
----------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                       (97,079)   (192,891)      (2,669)     (2,840)
----------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
   CLASS A:
      Proceeds from Shares Issued                          771,687   1,650,471       51,694      65,973
      Reinvestment of Dividends &
         Distributions                                      94,167     189,150        2,705       2,840
      Cost of Shares Redeemed                             (609,184)   (699,617)      (1,948)     (2,496)
----------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
      from Class A Transactions                            256,670   1,140,004       52,451      66,317
----------------------------------------------------------------------------------------------------------
   CLASS T:
      Proceeds from Shares Issued                               --          --           --          --
      Reinvestment of Dividends &
         Distributions                                          --          --           --          --
      Cost of Shares Redeemed                                   --          --           --          --
----------------------------------------------------------------------------------------------------------
   Decrease in Net Assets Derived from
      Class T Transactions                                      --          --           --          --
----------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
      from Capital Share Transactions                      256,670   1,140,004       52,451      66,317
----------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets                   150,254   1,190,376       46,412      69,737
----------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                   4,265,249   3,074,873       76,054       6,317
----------------------------------------------------------------------------------------------------------
   END OF PERIOD                                       $ 4,415,503  $4,265,249  $   122,466  $   76,054
==========================================================================================================
   Undistributed Net Investment Income
      (Distributions in Excess of Net
      Investment Income) Included in Net
      Assets at Period End                             $     2,552  $      402  $       (17) $        8
==========================================================================================================


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005     123

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the period ended November 30, 2005 (Unaudited) and the year or period ended May 31, 2005

------------------------------------------------------------------------------------------------------------------------------------
                                                            EXTENDED
                                                            DURATION                 INTERNATIONAL               WORLD EQUITY
                                                              FUND                    EQUITY FUND               EX-US FUND(2)
------------------------------------------------------------------------------------------------------------------------------------
                                                       6/1/05       6/1/04        6/1/05       6/1/04       6/1/05        3/28/05
                                                    to 11/30/05   to 5/31/05   to 11/30/05   to 5/31/05   to 11/30/05    to 5/31/05
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                            $     5,442   $    2,326   $    13,661   $   35,035   $     2,029   $     1,625
   Net Realized Gain (Loss) from
      Investments, Written Options, Futures
      Contracts and Swap Contracts                       (1,083)       6,106       167,648      132,192         1,983          (911)
   Net Realized Loss on Foreign Currency
      Transactions                                           --           --        (1,710)      (1,086)         (446)         (132)
   Net Change in Unrealized Appreciation
      (Depreciation) on Investments, Written
      Options, Futures Contracts and Swap Contracts     (20,134)      16,294        14,657       55,629        40,098        (4,773)
   Net Change in Unrealized Appreciation
      (Depreciation) on Foreign Currencies, and
      Translation of Other Assets and Liabilities
      Denominated in Foreign Currency                        --           --           249         (357)         (137)          (11)
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets
      Resulting from Operations                         (15,775)      24,726       194,505      221,413        43,527        (4,202)
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS FROM:
   Net Investment Income
      Class A                                            (5,448)      (4,492)           --      (46,157)           --            --
------------------------------------------------------------------------------------------------------------------------------------
   Total Dividends                                       (5,448)      (4,492)           --      (46,157)           --            --
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
   CLASS A:
      Proceeds from Shares Issued                        75,283      108,470       123,781      469,667       389,262       246,730
      Reinvestment of Dividends and Distributions         5,448        4,489            --       45,541            --            --
      Cost of Shares Redeemed                           (12,699)      (6,201)     (337,699)    (404,286)      (21,196)       (8,132)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived from
      Class A Transactions                               68,032      106,758      (213,918)     110,922       368,066       238,598
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived from
      Capital Share Transactions                         68,032      106,758      (213,918)     110,922       368,066       238,598
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets                 46,809      126,992       (19,413)     286,178       411,593       234,396
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                  154,779       27,787     1,677,254    1,391,076       234,396            --
------------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                    $   201,588   $  154,779   $ 1,657,841   $1,677,254   $   645,989   $   234,396
====================================================================================================================================
   Undistributed Net Investment Income (Distributions
       in excess of Net Investment Income)
       Included in Net Assets at Period End         $        (2)  $        4   $    28,178   $   14,517   $     3,522   $     1,493
====================================================================================================================================

(1) See Note 4 in the Notes to Financial Statements for additional information.

(2)   The World Equity Ex-US Fund commenced operations on March 28, 2005.

Amounts designated as "--" are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
124     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

For the period ended November 30, 2005 (Unaudited) and the years or periods ended May 31,

For a share outstanding throughout each period

--------------------------------------------------------------------------------------------------------------------------------
                                          Net Realized
                                                   and                                Distributions
               Net Asset          Net       Unrealized                    Dividends            from           Total
                  Value,   Investment            Gains           Total     from Net        Realized       Dividends    Net Asset
               Beginning       Income      (Losses) on            from   Investment         Capital             and   Value, End
               of Period       (Loss)       Securities      Operations       Income           Gains   Distributions    of Period
--------------------------------------------------------------------------------------------------------------------------------
LARGE CAP FUND
Class A
   2005*       $   15.53   $     0.12(6)  $       1.21(6)   $     1.33   $    (0.14)  $          --   $       (0.14)  $    16.72
   2005            14.47         0.25(6)          1.05(6)         1.30        (0.24)             --           (0.24)       15.53
   2004            12.41         0.18(6)          2.09(6)         2.27        (0.21)             --           (0.21)       14.47
   2003            13.82         0.16(6)         (1.41)(6)       (1.25)       (0.16)             --           (0.16)       12.41
   2002            16.31         0.15            (2.48)          (2.33)       (0.16)             --           (0.16)       13.82
   2001            19.48         0.17            (2.35)          (2.18)       (0.17)          (0.82)          (0.99)       16.31
Class T
   2005*       $   15.52   $     0.08(6)  $       1.20(6)   $     1.28   $    (0.09)  $          --   $       (0.09)  $    16.71
   2005            14.49         0.14(6)          0.97(6)         1.11        (0.08)             --           (0.08)       15.52
   2004            12.45         0.11(6)          2.06(6)         2.17        (0.13)             --           (0.13)       14.49
   2003(1)         11.43         0.04(6)          1.02(6)         1.06        (0.04)             --           (0.04)       12.45
LARGE CAP DISCIPLINED EQUITY FUND
Class A
   2005*       $  120.48   $     1.11(6)  $       6.84(6)   $     7.95   $    (0.86)  $          --   $       (0.86)  $   127.57
   2005           111.81         1.96(6)          9.40(6)        11.36        (1.79)          (0.90)          (2.69)      120.48
   2004(2)++      100.00         0.66(6)         12.51(6)        13.17        (0.54)          (0.82)          (1.36)      111.81
LARGE CAP INDEX FUND
Class A
   2005*       $  106.24   $     1.01(6)  $       5.76(6)   $     6.77   $    (0.98)  $          --   $       (0.98)  $   112.03
   2005            99.12         1.93(6)          7.20(6)         9.13        (1.82)          (0.19)          (2.01)      106.24
   2004++          84.90         1.50(6)         14.28(6)        15.78        (1.37)          (0.19)          (1.56)       99.12
   2003++          93.40         1.10            (8.50)(7)       (7.40)       (1.10)             --           (1.10)       84.90
   2002(3)++      100.00         0.20            (6.80)          (6.60)          --              --              --        93.40
SMALL CAP FUND
Class A
   2005*       $   14.27   $     0.03(6)  $       1.49(6)   $     1.52   $    (0.04)  $          --   $       (0.04)  $    15.75
   2005            14.70         0.07(6)          1.38(6)         1.45        (0.05)          (1.83)          (1.88)       14.27
   2004            11.60         0.06(6)          3.59(6)         3.65        (0.07)          (0.48)          (0.55)       14.70
   2003            12.53         0.07(6)         (0.94)(6)       (0.87)       (0.06)             --           (0.06)       11.60
   2002            13.02         0.06            (0.45)          (0.39)       (0.07)          (0.03)          (0.10)       12.53
   2001            13.66         0.08             0.96            1.04        (0.09)          (1.59)          (1.68)       13.02
Class T
   2005*       $   14.17   $    (0.01)(6) $       1.47(6)   $     1.46   $       --   $          --   $          --   $    15.63
   2005            14.65           --(6)          1.36(6)         1.36        (0.01)          (1.83)          (1.84)       14.17
   2004            11.57        (0.01)(6)         3.58(6)         3.57        (0.01)          (0.48)          (0.49)       14.65
   2003(4)         10.47         0.01(6)          1.11(6)         1.12        (0.02)             --           (0.02)       11.57
SMALL/MID CAP EQUITY FUND
Class A
   2005*       $  119.62   $     0.43(6)  $      12.35(6)   $    12.78   $    (0.37)  $          --   $       (0.37)  $   132.03
   2005           107.03         0.53(6)         13.75(6)        14.28        (0.47)          (1.22)          (1.69)      119.62
   2004(5)        100.00         0.22(6)          6.93(6)         7.15        (0.12)             --           (0.12)      107.03

--------------------------------------------------------------------------------------------------------------
                                                                          Ratio of
                                                           Ratio of       Expenses
                                                           Expenses     to Average   Ratio of Net
                                                         to Average     Net Assets     Investment
                                         Ratio of Net    Net Assets     (Excluding         Income
                            Net Assets       Expenses    (Excluding      Fees Paid         (Loss)   Portfolio
                 Total   End of Period     to Average     Fees Paid     Indirectly     to Average    Turnover
               Return+    ($Thousands)     Net Assets   Indirectly)   and Waivers)     Net Assets       Rate+
--------------------------------------------------------------------------------------------------------------
LARGE CAP FUND
Class A
   2005*          8.59%  $   1,217,947           0.26%         0.26%          0.46%          1.49%         40%
   2005           9.02       1,751,751           0.26          0.26           0.47           1.67          43
   2004          18.37       1,787,850           0.26          0.26           0.48           1.34         109
   2003          (8.98)      3,008,463           0.26          0.26           0.47           1.39          51
   2002         (14.36)      2,938,135           0.26          0.26           0.47           1.03          65
   2001         (11.54)      3,451,673           0.26          0.26           0.48           0.98         107
Class T
   2005*          8.29%  $          36           0.81%         0.81%          1.01%          0.96%         40%
   2005           7.67              34           0.81          0.81           1.02           0.97          43
   2004          17.51              31           0.81          0.81           1.03           0.76         109
   2003(1)        9.28             213           0.81          0.81           1.02           0.66          51
LARGE CAP DISCIPLINED EQUITY FUND
Class A
   2005*          6.63%  $   4,482,155           0.27%         0.27%          0.47%          1.78%         69%
   2005          10.26       3,531,361           0.31          0.31           0.47           1.69          71
   2004(2)++     13.23       2,285,041           0.33          0.33           0.47           1.33          67
LARGE CAP INDEX FUND
Class A
   2005*          6.41%  $     367,943           0.10%         0.10%          0.24%          1.86%         16%
   2005           9.29         320,703           0.13          0.13           0.24           1.89           8
   2004++        18.71         284,711           0.16          0.16           0.24           1.58           6
   2003++        (7.79)        142,612           0.20          0.20           0.25           1.67          12
   2002(3)++     (6.60)         39,763           0.20          0.20           0.39           1.30           1
SMALL CAP FUND
Class A
   2005*         10.66%  $   1,602,169           0.54%         0.54%          0.71%          0.44%         43%
   2005           9.81       1,610,876           0.54          0.54           0.72           0.46          94
   2004          31.76       1,309,254           0.54          0.54           0.72           0.45         135
   2003          (6.83)      1,193,935           0.54          0.54           0.72           0.67          97
   2002          (2.99)      1,102,199           0.54          0.54           0.71           0.54         115
   2001           8.39         857,278           0.54          0.54           0.73           0.63         154
Class T
   2005*         10.31%  $          44           1.09%         1.09%          1.26%         (0.09)%        43%
   2005           9.14             106           1.09          1.09           1.27          (0.03)         94
   2004          31.07             206           1.09          1.09           1.27          (0.10)        135
   2003(4)       10.69             186           1.09          1.09           1.27           0.10          97
SMALL/MID CAP EQUITY FUND
Class A
   2005*         10.71%  $   1,122,549           0.56%         0.56%          0.72%          0.68%         49%
   2005          13.38         768,897           0.62          0.62           0.72           0.47          98
   2004(5)        7.15         423,768           0.65          0.65           0.73           0.45          51

  * For the six-month period ended November 30, 2005 (Unaudited). All ratios for the period have been annualized.

  + Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of Fund shares.

 ++ Per share amounts have been adjusted for a 10 to 1 reverse stock split paid to shareholders of record on November 26, 2003.

(1) Commenced operations on December 13, 2002. All ratios for the period have been annualized.

(2) Commenced operations on August 28, 2003. All ratios for the period have been annualized.

(3) Commenced operations on April 1, 2002. All ratios for the period have been annualized.

(4) Commenced operations on November 26, 2002. All ratios for the period have been annualized.

(5) Commenced operations on December 15, 2003. All ratios for the period have been annualized.

(6) Per share net investment income (loss) and net realized and unrealized gains/(losses) calculated using average shares.

(7) The amount shown for the year ended May 31, 2003 for a share outstanding throughout the period does not accord with the aggregate net gains on investments for that period because of the sales and repurchase of Fund shares in relation to fluctuating market value of the investments of the Fund.

Amounts designated as "--" are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005     125

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

For the period ended November 30, 2005 (Unaudited) and the years or periods ended May 31, (Audited)

For a share outstanding throughout each period

---------------------------------------------------------------------------------------------------------------------------------
                                          Net Realized
                                                   and                                Distributions
               Net Asset                    Unrealized                    Dividends            from           Total
                  Value,          Net            Gains           Total     from Net        Realized       Dividends    Net Asset
               Beginning   Investment      (Losses) on            from   Investment         Capital             and   Value, End
               of Period       Income       Securities      Operations       Income           Gains   Distributions    of Period
---------------------------------------------------------------------------------------------------------------------------------
CORE FIXED INCOME FUND
Class A
   2005*       $   10.34     $   0.24(2)     $   (0.27)(2)    $  (0.03)    $  (0.23)     $       --       $   (0.23)    $  10.08
   2005            10.19         0.41(2)          0.27(2)         0.68        (0.42)          (0.11)          (0.53)       10.34
   2004            10.61         0.38(2)         (0.26)(2)        0.12        (0.40)          (0.14)          (0.54)       10.19
   2003            10.27         0.50             0.60            1.10        (0.50)          (0.26)          (0.76)       10.61
   2002            10.49         0.54             0.06            0.60        (0.54)          (0.28)          (0.82)       10.27
   2001             9.82         0.66             0.67            1.33        (0.66)             --           (0.66)       10.49

LONG DURATION FUND
Class A
   2005*       $   10.56     $   0.28(2)     $   (0.60)(2)    $  (0.32)    $  (0.28)     $       --       $   (0.28)    $   9.96
   2005             9.77         0.42(2)          1.03(2)         1.45        (0.54)          (0.12)          (0.66)       10.56
   2004(1)         10.00         0.05(2)         (0.23)(2)       (0.18)       (0.05)             --           (0.05)        9.77

EXTENDED DURATION FUND
Class A
   2005*       $   11.96     $   0.38(2)     $   (1.53)(2)    $  (1.15)    $  (0.38)     $       --       $   (0.38)    $  10.43
   2005             9.53         0.43(2)          2.84(2)         3.27        (0.84)             --           (0.84)       11.96
   2004(1)         10.00         0.05(2)         (0.44)(2)       (0.39)       (0.08)             --           (0.08)        9.53

INTERNATIONAL EQUITY FUND
Class A
   2005*       $   11.15     $   0.10(2)     $    1.27(2)     $   1.37     $     --      $       --       $      --     $  12.52
   2005            10.06         0.23(2)          1.16(2)         1.39        (0.30)             --           (0.30)       11.15
   2004             7.76         0.18(2)          2.28(2)         2.46        (0.16)             --           (0.16)       10.06
   2003             9.21         0.13            (1.46)          (1.33)       (0.12)             --           (0.12)        7.76
   2002            10.34         0.11            (1.14)          (1.03)       (0.10)             --           (0.10)        9.21
   2001            13.61         0.17            (2.56)          (2.39)       (0.16)          (0.72)          (0.88)       10.34

WORLD EQUITY EX-US FUND
Class A
   2005*       $    9.81     $   0.06(2)     $    1.47(2)     $   1.53     $     --      $       --       $      --     $  11.34
   2005(3)         10.00         0.07(2)         (0.26)(2)       (0.19)          --              --              --         9.81

                                                                             Ratio of
                                                              Ratio of       Expenses
                                                              Expenses     to Average
                                                            to Average     Net Assets   Ratio of Net
                                            Ratio of Net    Net Assets     (Excluding     Investment
                               Net Assets       Expenses    (Excluding      Fees Paid         Income   Portfolio
                  Total     End of Period     to Average     Fees Paid     Indirectly     to Average    Turnover
                 Return+     ($Thousands)     Net Assets   Indirectly)   and Waivers)     Net Assets       Rate+
-----------------------------------------------------------------------------------------------------------------
CORE FIXED INCOME FUND
Class A
   2005*           (0.27)%  $   4,415,503           0.14%         0.14%          0.38%          4.39%        283%
   2005             6.77        4,265,249           0.15          0.15           0.37           3.94         615
   2004             1.13        3,074,873           0.19**        0.19**         0.38           3.62         532
   2003            11.10        2,431,368           0.18          0.18           0.37           4.79         436
   2002             6.43        2,354,581           0.18          0.18           0.36           5.67         365
   2001            13.92        2,131,474           0.18          0.18           0.37           6.47         399

LONG DURATION FUND
Class A
   2005*           (3.04)%  $     122,466           0.20%         0.20%          0.39%          5.39%         42%
   2005            15.26           76,054           0.20          0.20           0.41           4.05         449
   2004(1)         (1.78)           6,317           0.20          0.20           0.57           5.02          31

EXTENDED DURATION FUND
Class A
   2005*           (9.77)%  $     201,588           0.20%         0.20%          0.41%          6.77%         69%
   2005            35.74          154,779           0.20          0.20           0.41           3.99         379
   2004(1)         (3.88)          27,787           0.20          0.20           0.44           5.17          42

INTERNATIONAL EQUITY FUND
Class A
   2005*           12.29%   $   1,657,841           0.38%         0.38%          0.59%          1.61%         70%
   2005            13.73        1,677,254           0.43          0.43           0.58           2.12          48
   2004            31.73        1,391,076           0.48          0.48           0.65           1.92          80
   2003           (14.43)       1,176,097           0.48          0.48           0.68           1.85          58
   2002            (9.93)       1,259,408           0.48          0.48           0.66           1.30          84
   2001           (18.21)       1,190,830           0.48          0.48           0.67           1.68          71

WORLD EQUITY EX-US FUND
Class A
   2005*           15.60%   $     645,989           0.60%         0.60%          0.71%          1.10%         26%
   2005(3)         (1.90)         234,396           0.60          0.60           0.70           4.35          15

  * For the six-month period ended November 30, 2005 (Unaudited). All ratios for the period have been annualized.

 ** The expense ratio includes the litigation fees paid. Had these fees been excluded the ratio would have been 0.18%.

  + Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of Fund shares.

(1) Commenced operations on April 21, 2004. All ratios for the period have been annualized.

(2) Per share net investment income and net realized and unrealized gains/(losses) calculated using average shares.

(3)   Commenced operations on March 28, 2005. All ratios have been annualized.

Amounts designated as "--" are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
126     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOVEMBER 30, 2005

1. ORGANIZATION

SEI Institutional Investments Trust (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated March 1, 1995. The Trust commenced operations on June 14, 1996.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company currently offering 10 Funds: The Large Cap, Large Cap Disciplined Equity, Large Cap Index, Small Cap, Small/Mid Cap Equity, Core Fixed Income, Long Duration (previously Long Duration Bond Fund), Extended Duration (previously Extended Duration Bond Fund), International Equity and World Equity Ex-US Funds (each a "Fund", collectively, the "Funds") are each diversified Funds. The Trust is registered to offer Class A shares of the Large Cap, Large Cap Disciplined Equity, Large Cap Index, Small Cap, Small/Mid Cap Equity, Core Fixed Income, Long Duration, Extended Duration, International Equity and World Equity Ex-US Funds. The Trust was registered to offer Class T shares of Large Cap and Small Cap Funds. On October 31, 2005, the Funds' Board of Trustees approved the closing of Class T Shares. Class T Shares are scheduled to be closed by January 31, 2006. The assets of each Fund are aggregated, and a shareholder's interest is limited to the Fund in which shares are held. The Fund's prospectus provides a description of each Fund's investment objectives, policies, and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds.

USE OF ESTIMATES -- The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations acquired with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees. The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Funds' Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser or sub-adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005     127

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--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

NOVEMBER 30, 2005

which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Fair Value Committee Meeting be called. In addition, the Funds' administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser or sub-adviser for any Fund holding the relevant securities that such limits have been exceeded. In such event, the adviser or sub-adviser makes the determination whether a Fair Value Committee Meeting should be called based on the information provided.

The International Equity and World Equity Ex-US Funds that hold international securities also use a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by these Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a "confidence interval" which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, these Funds that hold international securities will value the non-U.S. securities in their fund that exceed the applicable "confidence interval" based upon the adjusted prices provided by the fair valuation vendor.

Options and warrants for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price. Options and warrants not traded on a national securities exchange are valued at the last quoted bid price.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are recorded on the trade date. Cost used in determining net realized capital gains and losses on the sale of securities is determined on the basis of specific identification. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting.

REPURCHASE AGREEMENTS -- Each Fund may agree to purchase securities from financial institutions subject to the seller's agreement to repurchase them at a mutually agreed upon date and price. It is each Fund's policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held by the Fund's custodian bank or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

COMPENSATING BALANCES -- Funds with cash overdrafts in excess of $100,000 are required to leave 112% in compensating balances with Wachovia Bank NA, the custodian of the Trust, on the following day. Funds with positive cash balances in excess of $100,000 are allowed to overdraw 90% of the balance with Wachovia Bank NA on the following day.

DISCOUNT AND PREMIUM AMORTIZATION -- All amortization is calculated using the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

CLASSES -- Class-specific expenses are borne by that class of shares. Income, expenses, realized and unrealized gains/losses and non class-specific expenses are allocated to the respective classes on the basis of relative daily net assets.

FOREIGN CURRENCY TRANSLATION -- The books and records of the Funds investing in international securities are maintained in U.S. dollars on the following basis:

(I) market value of investment securities, assets and liabilities at the current rate of exchange; and

(II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The International Equity and World Equity Ex-US Funds do not isolate that portion of gains and losses on investments in equity securities


--------------------------------------------------------------------------------
128     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005

--------------------------------------------------------------------------------

that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

The International Equity and World Equity Ex-US Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

FORWARD FOREIGN CURRENCY CONTRACTS -- The Large Cap Disciplined Equity, Small Cap, Small/Mid Cap Equity, Core Fixed Income, International Equity and World Equity Ex-US Funds may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. All commitments are "marked-to-market" daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Large Cap Disciplined Equity, Small Cap, Small/Mid Cap Equity, Core Fixed Income, International Equity and World Equity Ex-US Funds realize gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. For the six months ended November 30, 2005 the Small Cap, Small/Mid Cap Equity, International Equity and World Equity Ex-US Funds did not have any forward foreign currency contracts outstanding.

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Net Assets or Statement of Assets and Liabilities.

FUTURES CONTRACTS -- Each of the Funds utilized futures contracts during the six month period ended November 30, 2005 with the exception of the Long Duration and Extended Duration Funds. The Funds' investments in futures contracts are designed to enable the Funds to more closely approximate the performance of their benchmark indices. The Core Fixed Income Fund's use of futures contracts is primarily for tactical hedging purposes. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Net Assets or Statement of Assets and Liabilities.

OPTION WRITING/PURCHASING -- The Core Fixed Income Fund invests in financial options contracts primarily for the purpose of hedging its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair market value caused by changes in prevailing market interest rates. The Large Cap, Large Cap Disciplined Equity, Large Cap Index, Small Cap, Small/Mid Cap Equity, Long Duration, Extended Duration, International Equity and World Equity Ex-US Funds also may invest in financial options contracts. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss.

The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Net Assets or Statement of Assets and Liabilities.


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005     129

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--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

NOVEMBER 30, 2005

Written options transactions entered into during the six month period ended November 30, 2005 are summarized as follows:

--------------------------------------------------------------------------------
CORE FIXED INCOME FUND
--------------------------------------------------------------------------------
                                                                        Premium
                                        Number of Contracts       ($ Thousands)
--------------------------------------------------------------------------------
Balance at beginning of year                          1,144             $   627
Written                                               1,471                 684
Expired                                              (1,660)               (900)
Exercised                                                --                  --
Closing Buys                                           (823)               (318)
--------------------------------------------------------------------------------
Balance at end of year                                  132             $    93
================================================================================

At November 30, 2005 the Core Fixed Income Fund had cash and/or securities at least equal to value of written options.

SWAP AGREEMENTS -- A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or "basket" of securities representing a particular index. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit-default swaps involve the periodic payment by the Fund or counterparty of interest based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the outstanding principal of the downgraded debt instrument. In connection with swap agreements securities may be set aside as collateral by the Fund's custodian. A Fund may enter into swap agreements in order to, among other things, change the maturity or duration of the investment portfolio, to protect the Fund's value from changes in interest rates, or to expose a Fund to a different security or market.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations. Net payments of interest are recorded as realized gains or losses.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

FORWARD TREASURY COMMITMENTS -- The Funds may invest in commitments to purchase U.S. Treasury securities on an extended settlement basis. Such transactions involve the commitment to purchase a security with payment and delivery taking place in the future, sometimes a month or more after the transaction date. The Funds account for such transactions as purchases and sales and record an unrealized gain or loss each day equal to the difference between the cost of the purchase commitment and the current market value. Realized gains or losses are recorded upon closure or settlement of such commitments. No interest is earned prior to settlement of the transaction. These instruments are subject to market fluctuation due to changes in interest rates and the market value at the time of settlement could be higher or lower than the purchase price. The Funds may incur losses due to changes in the value of the underlying treasury securities from interest rate fluctuations or as a result of counterparty nonperformance

DELAYED DELIVERY TRANSACTIONS -- The Core Fixed Income Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

ILLIQUID SECURITIES -- A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of the Funds. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared and paid to shareholders quarterly for the Large Cap, Large Cap Disciplined Equity, Large Cap Index, Small Cap and the Small/Mid Cap Equity Funds; declared daily and paid monthly for the Core Fixed Income, Long Duration and the Extended Duration Funds; and declared and paid at least annually for the International Equity and World Equity Ex-US Funds. Dividends and distributions are recorded on the ex-dividend date. Any net realized capital gains will be distributed at least annually by the Funds.


--------------------------------------------------------------------------------
130     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005

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--------------------------------------------------------------------------------

RESTRICTED SECURITIES -- At November 30, 2005, the following Funds owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, the Funds have generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these investments. These investments are valued at fair value as determined in accordance with the procedures approved by the Board of Trustees. The acquisition dates of these investments, the enforceable right to acquire these securities, along with their cost and values at November 30, 2005, were as follows:

                            Number    Acquisition     Right to          Cost        Market Value   % of Net
                          of Shares       Date      Acquire Date   ($ Thousands)   ($ Thousands)    Assets
-------------------------------------------------------------------------------------------------------------
SMALL CAP FUND
   Bank United              27,200      2/12/01        2/12/01        $     4         $    --        0.00%
   Parkervision              7,500      6/20/05        6/20/05             16              29        0.00
   Synenco Ernergy          27,419      8/22/05        8/22/05            317             357        0.02
                                                                      -------         -------        ----
                                                                      $   337         $   386        0.02%
SMALL/MID CAP FUND
   Parkervision              6,250      6/20/05        6/20/05        $    13         $    24        0.00%
   Synenco Ernergy          12,051      8/22/05        8/22/05            140             157        0.02
                                                                      -------         -------        ----
                                                                      $   153         $   181        0.02%

INVESTMENTS IN REITS -- Dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

ADMINISTRATION AGREEMENT --The Trust and SEI Investments Global Funds Services (the "Administrator") are parties to an Amended and Restated Administration and Transfer Agency Agreement dated December 10, 2003 under which the Administrator provides administrative and shareholder servicing for an annual fee of 0.05% of the average daily net assets of each Fund. For the six month period ended November 30, 2005, and until further notice, the Administrator has voluntarily agreed to waive all of its fee.

DISTRIBUTION AGREEMENT --The Trust and SEI Investments Distribution Co. (the "Distributor") are parties to an Amended and Restated Distribution Agreement dated September 16, 2002 pursuant to which the Distributor provides distribution-related services to the Trust. The Distributor is not currently entitled to any fee for performing these services.

The Trust has also adopted a shareholder service plan and agreement (the "Service Plan") and an administrative services plan and agreement (the "Administrative Service Plan") for the Class T shares of the Funds.

Under the Service Plan, the Distributor may perform, or may compensate other service providers for performing, the following shareholder services: (i) maintaining client accounts; (ii) arranging for bank wires; (iii) responding to client inquiries concerning services provided by the Distributor or any other service provider; (iv) assisting clients in changing dividend options, account designations and addresses; and (v) responding to client inquiries concerning their investments in Class T shares of the Funds. Under the Service Plan, the Distributor may retain as a profit any difference between the fee it receives and the amount it pays to third parties. Under the Service Plan, the Distributor is entitled to a fee, calculated daily and paid monthly as a percentage of average daily net assets attributable to Class T Shares, of up to 0.25% annually.

Under the Administrative Service Plan, the Distributor may perform, or may compensate other service providers for performing, the following administrative services: (i) providing sub-accounting with respect to Class T shares beneficially owned by clients; (ii) providing information periodically to clients showing their positions in Class T shares; (iii) forwarding shareholder communications from the Trust; (iv) processing purchase, exchange and redemption requests from clients and placing such orders with the Fund or its service providers; (v) processing dividend payments; and (vi) providing such other similar services as the


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005     131

--------------------------------------------------------------------------------

NOVEMBER 30, 2005

Funds may reasonably request, to the extent the service provider is permitted to do so under applicable laws or regulations. Under the Administrative Service Plan, the Distributor is entitled to a fee, calculated daily and paid monthly, as a percentage of average daily net assets attributable to Class T Shares, of up to 0.30% annually.

INVESTMENT ADVISORY AGREEMENT -- SEI Investments Management Corporation ("SIMC") serves as investment adviser (the "Adviser") to each Fund. In connection with serving as investment adviser, SIMC is entitled to a fee that is calculated daily and paid monthly based on the average daily net assets of each Fund. SIMC has voluntarily agreed to waive a portion of its fee so that the total annual expenses of each Fund will not exceed certain voluntary expense limitations adopted by SIMC. These waivers may be terminated at any time. Accordingly, the advisory fee and voluntary expense limitations for each Fund are as follows:

--------------------------------------------------------------------------------
                                                 Advisory     Voluntary Expense
                                                     Fees           Limitations
--------------------------------------------------------------------------------
Large Cap Fund Class A                              0.400%                0.260%
Large Cap Fund Class T                              0.400                 0.810
Large Cap Disciplined Equity Fund Class A           0.400                 0.220
Large Cap Index Fund Class A                        0.170                 0.060
Small Cap Fund Class A                              0.650                 0.540
Small Cap Fund Class T                              0.650                 1.090
Small/Mid Cap Equity Fund Class A                   0.650                 0.500
Core Fixed Income Fund Class A                      0.300                 0.140
Long Duration Fund Class A                          0.300                 0.200
Extended Duration Fund Class A                      0.300                 0.200
International Equity Fund Class A                   0.505                 0.340
World Equity Ex-US Fund                             0.550                 0.600

During the period, expenses related to a proxy conducted by the Trust were charged to the Funds above the cap.

Prior to October 1, 2005, advisory fee and voluntary expense limitations for each Fund were as follows:

--------------------------------------------------------------------------------
                                                 Advisory     Voluntary Expense
                                                     Fees           Limitations
--------------------------------------------------------------------------------
Large Cap Fund Class A                              0.400%                0.260%
Large Cap Fund Class T                              0.400                 0.810
Large Cap Disciplined Equity Fund Class A           0.400                 0.300
Large Cap Index Fund Class A                        0.170                 0.120
Small Cap Fund Class A                              0.650                 0.540
Small Cap Fund Class T                              0.650                 1.090
Small/Mid Cap Equity Fund Class A                   0.650                 0.600
Core Fixed Income Fund Class A                      0.300                 0.140
Long Duration Fund Class A                          0.300                 0.200
Extended Duration Fund Class A                      0.300                 0.200
International Equity Fund Class A                   0.505                 0.400
World Equity Ex-US Fund                             0.550                 0.600

As of November 30, 2005, SIMC has entered into investment sub-advisory agreements with the following parties and pays the sub-advisers out of the fee that it receives from the Funds:

--------------------------------------------------------------------------------
                                                              Currently Managing
                                                  Date of      a Portion of Fund
Investment Sub-Adviser                          Agreement                  (Y/N)
--------------------------------------------------------------------------------
LARGE CAP FUND
Alliance Capital Management, L.P.                10/02/00                      Y
Aronson + Johnson + Ortiz, L.P.                  07/01/03                      Y
Delaware Management Company                      04/27/05                      Y
Enhanced Investment Technologies,
   LLC (Intech)                                  09/30/05                      Y
Franklin Portfolio Associates                    07/01/03                      Y
Goldman Sachs Asset Management                   01/24/03                      Y
LSV Asset Management                             06/14/96                      Y
Montag & Caldwell, Inc.                          03/12/02                      Y
Peregrine Capital Management                     12/07/00                      Y
Quantitative Management Associates, LLC          06/30/05                      Y

LARGE CAP DISCIPLINED EQUITY FUND
Analytic Investors, Inc.                         07/01/03                      Y
Bridgewater Associates, Inc.                     09/30/05                      Y
Enhanced Investment Technologies,
   LLC (Intech)                                  08/28/03                      Y
Quantitative Management Associates, LLC          07/01/03                      Y
Smith Breeden Associates, Inc.                   09/29/05                      Y

LARGE CAP INDEX FUND
SSgA Funds Management, Inc.                      10/11/05                      Y

SMALL CAP FUND
Artisan Partners Limited Partnership             03/26/99                      Y
BlackRock Advisors, Inc.                         07/01/03                      Y
Lee Munder Investments Ltd.                      12/09/02                      Y
David J. Greene and Company, LLC                 08/14/01                      Y
Delaware Management Company                      07/01/03                      Y
LSV Asset Management                             03/28/97                      Y
McKinley Capital Management Inc.                 09/20/00                      Y
Martingale Asset Management, L.P.                12/09/02                      Y
Mazama Capital Management, Inc.                  12/13/99                      Y
Security Capital Research and
   Management Incorporated                       05/14/02                      Y
Wellington Management Company, LLP               03/14/02                      Y


--------------------------------------------------------------------------------
132     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                              Currently Managing
                                                  Date of      a Portion of Fund
Investment Sub-Adviser                          Agreement                  (Y/N)
--------------------------------------------------------------------------------
SMALL/MID CAP EQUITY FUND
BlackRock Advisors, Inc.                         07/01/03                      Y
Delaware Management Company                      07/01/03                      Y
Integrity Asset Management, LLC                  05/18/04                      Y
Lee Munder Investments, Ltd.                     12/15/03                      Y
LSV Asset Management                             12/15/03                      Y
Martingale Asset Management, L.P.                12/09/03                      Y
Mazama Capital Management, Inc.                  07/01/03                      Y
Security Capital Research and
   Management Incorporated                       07/01/03                      Y
Wellington Management Copany, LLP                12/15/03                      Y

CORE FIXED INCOME FUND
ING Investment Management Co.                    09/30/05                      Y
Metropolitan West Asset Management LLC           06/26/02                      Y
Wells Capital Management, Inc.                   09/30/03                      Y
Western Asset Management Company                 06/14/96                      Y
Western Asset Management Company Limited         11/07/05                      Y

LONG DURATION FUND
Metropolitan West Asset Management LLC           03/31/04                      Y

EXTENDED DURATION FUND
Metropolitan West Asset Management LLC           03/31/04                      Y

INTERNATIONAL EQUITY FUND
Alliance Capital Management, L.P.                07/01/03                      Y
Capital Guardian Trust Company                   06/29/98                      Y
Fisher Investments, Inc.                         07/01/03                      Y
Fuller & Thalar Asset Management, Inc.           07/15/05                      Y
McKinley Capital Management Inc.                 07/01/03                      Y
Morgan Stanley Investment
   Management Limited                            12/10/03                      Y
Quantitative Management Associates, LLC          06/30/05                      Y

WORLD EQUITY EX-US FUND
Alliance Capital Management L.P.                 03/28/05                      Y
Capital Guardian Trust Company                   03/24/05                      Y
Fisher Investments, Inc.                         03/25/05                      Y
Fuller & Thalar Asset Management, Inc.           07/15/05                      Y
McKinley Capital Management Inc.                 03/25/05                      Y
Quantitative Management Associates, LLC          06/30/05                      Y
Rexiter Capital Management Limited               03/25/05                      Y

OTHER --The Distribution Agreement between the Distributor and the Trust provides that the Distributor may receive compensation on fund transactions effected for the Trust in accordance with Securities and Exchange Commission ("SEC") rules. Accordingly, it is expected that fund transactions may result in brokerage commissions being paid to the Distributor. The SEC rules require that such commissions not exceed usual and customary commissions.

Such commissions for the six month period ended November 30, 2005 were as follows ($ Thousands):

Large Cap Fund                                                              $197
Small Cap Fund                                                               140
Small/Mid Cap Equity Fund                                                     64
International Equity Fund                                                    336
World Equity Ex-US Fund                                                        4
                                                                            ----
                                                                            $741
                                                                            ====

Certain officers and/or trustees of the Trust are also officers of the Administrator or the Adviser. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim and committee meetings. Compensation of officers and affiliated Trustees of the Trust is paid by the Adviser or Administrator.

LSV Asset Management (partially-owned subsidiary of SIMC) serves as a sub-adviser to the Large Cap, Small Cap and Small/Mid Cap Equity Funds. For this service LSV Asset Management is entitled to receive a fee from SIMC. Such fees for the six month period ended November 30, 2005 were as follows ($ Thousands):

Large Cap Fund                                                              $123
Small Cap Fund                                                               488
Small/Mid Cap Equity Fund                                                    336
                                                                            ----
                                                                            $947
                                                                            ====

FEES PAID INDIRECTLY -- The Funds may direct certain fund trades to the Distributor who pays a portion of the Fund's expenses. Accordingly, the expenses reduced, which were used to pay third party expenses, can be found on the Statement of Operations and the effect on the Fund's expense ratio, as a percentage of the Fund's average daily net assets for the six month period ended November 30, 2005, can be found on the Financial Highlights.

INVESTMENT IN AFFILIATED REGISTERED INVESTMENT COMPANY -- Pursuant to an exemptive order issued by the SEC, the Funds may invest in the SEI money market funds, provided that investments in the money market funds do not exceed 25% of the investing Fund's total assets.

INVESTMENT IN AFFILIATED COMPANY -- The Funds may purchase securities of certain companies with which it is affiliated to the extent these companies are represented in its Index.


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005     133

--------------------------------------------------------------------------------

NOVEMBER 30, 2005

4. CAPITAL SHARE TRANSACTIONS

Capital Share Transactions for the Funds were as follows (Thousands):

------------------------------------------------------------------------------------------------------------------------------------
                                                                  LARGE CAP
                                                                 DISCIPLINED               LARGE CAP
                                      LARGE CAP FUND             EQUITY FUND               INDEX FUND             SMALL CAP FUND
------------------------------------------------------------------------------------------------------------------------------------
                                   6/1/05                     6/1/05                   6/1/05                  6/1/05
                                 to 11/30/05     6/1/04    to 11/30/05    6/1/04    to 11/30/05    6/1/04    to 11/30/05    6/1/04
                                 (Unaudited)   to 5/31/05  (Unaudited)  to 5/31/05  (Unaudited)  to 5/31/05  (Unaudited)  to 5/31/05
------------------------------------------------------------------------------------------------------------------------------------
Class A:
    Shares Issued                    1,960       14,001      10,230(1)    11,634(1)     657          656         5,686      22,909
    Shares Issued in Lieu of
      Dividends and
      Distributions                    673        1,763         225          585         24           57           267      12,291
    Shares Redeemed                (42,551)(2)  (26,594)     (4,630)      (3,347)      (415)        (567)      (17,106)    (11,392)
------------------------------------------------------------------------------------------------------------------------------------
  Total Class A Transactions       (39,918)     (10,830)      5,825        8,872        266          146       (11,153)     23,808
------------------------------------------------------------------------------------------------------------------------------------
  Class T:
    Shares Issued                       --          103          --           --         --           --            --          37
    Shares Issued in Lieu of
      Dividends and
      Distributions                     --           --          --           --         --           --            --           1
    Shares Redeemed                     --         (103)         --           --         --           --            (5)        (45)
------------------------------------------------------------------------------------------------------------------------------------
  Total Class T Transactions            --           --          --           --         --           --            (5)         (7)
------------------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in
    Capital Shares                 (39,918)     (10,830)      5,825        8,872        266          146       (11,158)     23,801
====================================================================================================================================

-------------------------------------------------------------------------------------------------------------
                                                                                               LONG
                                    SMALL/MID CAP                CORE FIXED                  DURATION
                                     EQUITY FUND                INCOME FUND                    FUND
-------------------------------------------------------------------------------------------------------------
                                 6/1/05                      6/1/05                    6/1/05
                               to 11/30/05     6/1/04     to 11/30/05     6/1/04     to 11/30/05     6/1/04
                               (Unaudited)   to 5/31/05   (Unaudited)   to 5/31/05   (Unaudited)   to 5/31/05
-------------------------------------------------------------------------------------------------------------
Class A:
    Shares Issued                 2,947(1)     3,211(1)     75,541       160,321        5,018         6,523
  Shares Issued in Lieu of
    Dividends and
    Distributions                    20           71         9,215        18,299          265           276
  Shares Redeemed                  (893)        (813)      (59,454)      (67,942)        (185)         (244)
-------------------------------------------------------------------------------------------------------------
  Total Class A Transactions      2,074        2,469        25,302       110,678        5,098         6,555
-------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in
    Capital Shares                2,074        2,469        25,302       110,678        5,098         6,555
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
                                       EXTENDED
                                       DURATION                INTERNATIONAL              WORLD EQUITY
                                         FUND                   EQUITY FUND               EX-US FUND(3)
-------------------------------------------------------------------------------------------------------------
                                 6/1/05                     6/1/05                     6/1/05
                               to 11/30/05     6/1/04     to 11/30/05     6/1/04     to 11/30/05     3/28/05
                               (Unaudited)   to 5/31/05   (Unaudited)   to 5/31/05   (Unaudited)   to 5/31/05
-------------------------------------------------------------------------------------------------------------
Class A:
    Shares Issued                 6,865       10,177        10,480        44,764       35,034        24,722
  Shares Issued in Lieu of
    Dividends and
    Distributions                   564          408            --         3,984           --            --
  Shares Redeemed                (1,046)        (561)      (28,412)      (36,693)      (1,950)         (817)
-------------------------------------------------------------------------------------------------------------
  Total Class A Transactions      6,383       10,024       (17,932)       12,055       33,084        23,905
-------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in
    Capital Shares                6,383       10,024       (17,932)       12,055       33,084        23,905
-------------------------------------------------------------------------------------------------------------

(1) Includes subscriptions as a result of in-kind transfers of securities (see note 8).

(2) Includes redemptions as a result of in-kind transfers of securities (see note 8).

(3)   The World Equity Ex-US Fund commenced operations on March 28, 2005.

Amounts designated as "--" are zero or have been rounded to zero.


--------------------------------------------------------------------------------
134     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005

--------------------------------------------------------------------------------

5. INVESTMENT TRANSACTIONS

The cost of security purchases and proceeds from the sale and maturities of securities other than temporary cash investments, during the six month period ended November 30, 2005, was as follows:

--------------------------------------------------------------------------------
                                      U.S. Gov't           Other           Total
                                   ($ Thousands)   ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
LARGE CAP FUND
Purchases                          $          --   $     540,130   $     540,130
Sales                                         --       1,128,510       1,128,510

LARGE CAP DISCIPLINED EQUITY FUND
Purchases                                369,590       2,022,878       2,392,468
Sales                                    246,642       2,226,262       2,472,904

LARGE CAP INDEX
Purchases                                     --          78,485          78,485
Sales                                         --          50,453          50,453

SMALL CAP FUND
Purchases                                     --         672,218         672,218
Sales                                         --         826,410         826,410

SMALL/MID CAP EQUITY FUND
Purchases                                     --         648,733         648,733
Sales                                         --         419,001         419,001

CORE FIXED INCOME FUND
Purchases                             11,067,172       1,196,262      12,263,434
Sales and Maturities                  10,295,335       1,556,936      11,852,271

LONG DURATION FUND
Purchases                                 10,785          28,111          38,896
Sales and Maturities                       2,266          19,444          21,710

EXTENDED DURATION FUND
Purchases                                 22,386          53,153          75,539
Sales and Maturities                      18,587          44,277          62,864

INTERNATIONAL EQUITY FUND
Purchases                                     --       1,134,668       1,134,668
Sales                                         --       1,289,481       1,289,481

WORLD EQUITY EX-US FUND
Purchases                                     --         445,222         445,222
Sales                                         --          96,062          96,062

6. FEDERAL TAX INFORMATION

It is each Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid during the last two years or periods ended May 31, were as follows:
--------------------------------------------------------------------------------
                                        Ordinary       Long-term
                                          Income    Capital Gain           Total
                                   ($ Thousands)   ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
Large Cap Fund              2005   $      27,735   $          --   $      27,735
                            2004          37,008              --          37,008

Large Cap Disciplined
   Equity Fund              2005          66,724           2,188          68,912
                            2004           8,522             526           9,048

Large Cap Index Fund        2005           5,724             289           6,013
                            2004           4,083              12           4,095

Small Cap Fund              2005          90,513          93,860         184,373
                            2004          33,561          18,384          51,945

Small/Mid Cap Equity Fund   2005           8,285              41           8,326
                            2004             319              --             319

Core Fixed Income Fund      2005         178,592          14,299         192,891
                            2004         143,425           2,575         146,000

Long Duration Fund          2005           2,840              --           2,840
                            2004              33              --              33

Extended Duration Fund      2005           4,492              --           4,492
                            2004             237              --             237

International Equity Fund   2005          46,157              --          46,157
                            2004          23,331              --          23,331

World Equity Ex-US Fund     2005              --              --             --


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005     135

--------------------------------------------------------------------------------

NOVEMBER 30, 2005

As of May 31, 2005, the components of Distributable Earnings/(Accumulated Losses) were as follows:

-----------------------------------------------------------------------------------------------------
                           Undistributed  Undistributed        Capital           Post      Unrealized
                                Ordinary      Long-Term           Loss        October    Appreciation
                                  Income   Capital Gain  Carryforwards         Losses  (Depreciation)
                           ($ Thousands)  ($ Thousands)  ($ Thousands)  ($ Thousands)   ($ Thousands)
-----------------------------------------------------------------------------------------------------
Large Cap Fund             $       5,004  $          --  $    (299,193) $          --  $       70,865
Large Cap Disciplined
   Equity Fund                    54,602         35,072             --             --         215,671
Large Cap Index Fund               1,447            827             --             --          57,449
Small Cap Fund                    15,128         35,244             --            (43)        145,228
Small/Mid Cap Equity Fund         19,976          6,797             --             --          49,520
Core Fixed Income Fund            19,398          1,463             --             --          50,321
Long Duration Fund                 1,242             --             --             --           2,390
Extended Duration Fund             4,661             --             --             --          15,089
International Equity Fund         28,548             --       (113,890)            --         187,075
World Equity Ex-US Fund            1,934             --             --           (801)         (5,335)

-----------------------------------------------------------------
                                   Other                   Total
                               Temporary  Distributable Earnings/
                             Differences     (Accumulated Losses)
                           ($ Thousands)            ($ Thousands)
-----------------------------------------------------------------
Large Cap Fund             $          --            $    (223,324)
Large Cap Disciplined
   Equity Fund                        --                  305,345
Large Cap Index Fund                  --                   59,723
Small Cap Fund                        --                  195,557
Small/Mid Cap Equity Fund            (15)                  76,278
Core Fixed Income Fund           (16,775)                  54,407
Long Duration Fund                  (360)                   3,272
Extended Duration Fund              (910)                  18,840
International Equity Fund         (1,391)                 100,342
World Equity Ex-US Fund               --                   (4,202)

Post-October losses represent losses realized on investment transactions from November 1, 2004 through May 31, 2005 that, in accordance with Federal income tax regulations, the Funds defer and treat as having arisen in the following fiscal year. For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains as follows:

------------------------------------------------------------------------------------------------
                                                                                           Total
                                                                                    Capital Loss
                         Expires         Expires         Expires         Expires   Carryforwards
                            2013            2012            2011            2010         5/31/05
                   ($ Thousands)   ($ Thousands)   ($ Thousands)   ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------------------------------
Large Cap Fund     $          --   $     299,193   $          --   $          --   $     299,193
International
   Equity Fund                --          93,799          20,091              --         113,890

During the year ended May 31, 2005, the Large Cap, Long Duration, Extended Duration and International Equity Funds utilized $37,159,942, $16,328, $212,555 and $123,778,400 of capital loss carryforwards, respectively, to offset capital gains.

For Federal income tax purposes, the cost of securities owned at November 30, 2005, and the net realized gains or losses on securities sold for the period were not materially different from amounts reported for financial reporting purposes, primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Funds at November 30, 2005, were as follows:

----------------------------------------------------------------------------------
                                                                               Net
                                                                        Unrealized
                                      Appreciated     Depreciated     Appreciation
                                       Securities      Securities   (Depreciation)
                                    ($ Thousands)   ($ Thousands)    ($ Thousands)
----------------------------------------------------------------------------------
Large Cap Fund                      $     178,993   $     (65,439)  $      113,554
Large Cap Disciplined Equity Fund         384,985         (62,564)         322,421
Large Cap Index Fund                       82,768          (9,263)          73,505
Small Cap Fund                            309,699         (78,514)         231,185
Small/Mid Cap Fund                        142,494         (32,709)         109,785

----------------------------------------------------------------------------------
                                                                               Net
                                                                        Unrealized
                                      Appreciated     Depreciated     Appreciation
                                       Securities      Securities   (Depreciation)
                                    ($ Thousands)   ($ Thousands)    ($ Thousands)
----------------------------------------------------------------------------------
Core Fixed Income Fund                     34,061        (56,485)         (22,424)
Long Duration Bond Fund                       177           (994)            (817)
Extended Duration Bond Fund                   290         (1,483)          (1,193)
International Equity Fund                 259,174        (28,219)         230,955
World Equity Ex-US Fund                    44,009         (8,684)          35,325

7. CONCENTRATION/RISKS

In the normal course of business, the Funds enter into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

The market values of the Core Fixed Income, Long Duration and Extended Duration Funds' investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

The International Equity and World Equity Ex-US Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.


--------------------------------------------------------------------------------
136     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005

--------------------------------------------------------------------------------

8. IN-KIND TRANSFERS OF SECURITIES

During the six month period ended November 30, 2005, the Large Cap, Large Cap Disciplined Equity and Small/Mid Cap Funds issued(redeemed) shares of beneficial interest in exchange for securities. The securities were transferred at their current value on the date of transaction.

--------------------------------------------------------------------------------
                                         Shares
                                         Issued
                                     (Redeemed)             Value           Gain
--------------------------------------------------------------------------------
Large Cap Fund
      06/16/05                      (10,388,456)  $  (159,630,451)  $ 27,345,191
Large Cap Disciplined
   Equity Fund
      09/30/05                          106,084        13,293,326             --
      11/04/05                          121,814        15,129,335             --
      11/30/05                          183,232        23,374,957             --
Small/Mid Cap
   Equity Fund
      11/04/05                          222,050        28,400,244             --

During the year ended May 31, 2005, the Large Cap Disciplined Equity and Small/Mid Cap Funds issued shares of beneficial interest in exchange for securities. The securities were transferred at their current value on the date of transaction.

-----------------------------------------------------------------
                                                           Shares
                                        Issued              Value
-----------------------------------------------------------------
Large Cap Disciplined
   Equity Fund
      06/29/04                          791,663   $    89,822,081
      07/13/04                        1,239,955       137,721,803
      09/23/04                           72,121         7,980,872
      01/28/05                           82,621         9,679,842
      05/31/05                          127,802        15,398,904
Small/Mid Cap
   Equity Fund
      06/29/04                          139,224        15,180,964
      07/13/04                          257,166        27,023,049

9. SECURITIES LENDING

Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust's Board of Trustees. These loans may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its investment adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral of 102% and 105% of the market value of borrowed securities for domestic and foreign securities, respectively. Although the risk of lending is mitigated by the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them.

10. LITIGATION

The Core Fixed Income Fund has participated as a plaintiff bondholder, along with other institutional bondholders, in litigation against Duty Free International, British Airport Authority and other defendants relating to Notes issued by Duty Free International which are held by the Fund. British Airport Authority is the former parent company of Duty Free International. During 2003, the plaintiffs in that action reached a settlement with all defendants with the exception of British Airport Authority. Under that settlement, Duty Free International paid the plaintiffs $4,310,636 which is approximately 70% of the par value of the bonds. The settlement also contained provisions for the issuance of a $10 million Note by Duty Free International to the bondholders, subject to certain conditions. The Fund, along with other bondholders, subsequently agreed to sell the Note to Duty Free International. The final installment of the purchase price of the Note was received by the Fund in December 2005. The litigation proceeded to jury trial against British Airport Authority in December, 2003, and the jury found against the plaintiffs on all counts. Plaintiffs subsequently appealed. In January 2006, the Court of Appeals ruled in favor of plaintiffs and remanded for a new trial. The Core Fixed Income Fund is bearing its portion of the legal expenses associated with this litigation over and above the expense caps of the Fund.

11. OTHER

On November 30, 2005, the number of shareholders below held the following percentage of the outstanding shares of the Funds.
-------------------------------------------------------------------------------
                                                  Number of    % of Outstanding
                                               Shareholders              Shares
-------------------------------------------------------------------------------
Large Cap Fund Class A                                    2               83.33%
Large Cap Fund Class T                                    1              100.00
Large Cap Disciplined Equity Fund Class A                 1               58.96
Large Cap Index Fund Class A                              2               82.45
Small Cap Class A                                         3               50.87
Small Cap Class T                                         2              100.00
Small/Mid Cap Equity Fund Class A                         2               57.71
Core Fixed Income Fund Class A                            1               57.32
Long Duration Fund Class A                                2               87.10
Extended Duration Fund Class A                            2               97.50
International Equity Fund Class A                         2               76.18
World Equity Ex-US Fund Class A                           3               65.89


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005     137

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Concluded)

NOVEMBER 30, 2005

These shareholders are comprised of omnibus accounts, which are held on the behalf of several individual shareholders.

12. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board has selected KPMG LLP ("KPMG") to serve as the Trust's independent registered public accounting firm for the Trust's fiscal year ended May 31, 2006. The decision to select KPMG was recommended by the Audit Committee and was approved by the Board on September 21, 2005. During the Trust's fiscal years ended May 31, 2005 and May 31, 2004, neither the Trust, its portfolios nor anyone on their behalf has consulted with KPMG on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Trust's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(iv) of said Item 304).

The selection of KPMG does not reflect any disagreements with or dissatisfaction by the Trust or the Board with the performance of the Trust's prior auditor. The decision to dismiss PricewaterhouseCoopers LLP ("PwC"), the Trust's previous independent registered public accounting firm and to select KPMG was recommended by the Trust's Audit Committee and approved by the Fund's Board of Trustees. PwC's report on the Trust's financial statements for the fiscal years ended May 31, 2005 and May 31, 2004 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Trust's fiscal years ended May 31, 2005 and May 31, 2004,
(i) there were no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the Trust's financial statements for such years, and (ii) there were no "reportable events" of the kind described in Item302(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.


--------------------------------------------------------------------------------
138     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005

--------------------------------------------------------------------------------

DISCLOSURE OF FUND EXPENSES (Unaudited)

NOVEMBER 30, 2005

All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the fund's average net assets; this percentage is known as the fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

O ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

O HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown do not apply to your specific investment.


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005     139

--------------------------------------------------------------------------------

DISCLOSURE OF FUND EXPENSES (Unaudited) (Concluded)

NOVEMBER 30, 2005

                                   BEGINNING      ENDING                 EXPENSE
                                    ACCOUNT      ACCOUNT    ANNUALIZED    PAID
                                     VALUE        VALUE       EXPENSE    DURING
                                     6/1/05      11/30/05      RATIOS    PERIOD*
--------------------------------------------------------------------------------
LARGE CAP FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                     $1,000.00    $1,085.90      0.26%     $ 1.36
Class T Shares                      1,000.00     1,082.90      0.81        4.23

HYPOTHETICAL 5% RETURN
Class A Shares                     $1,000.00    $1,023.76      0.26%     $ 1.32
Class T Shares                      1,000.00     1,021.01      0.81        4.10
--------------------------------------------------------------------------------
LARGE CAP DISCIPLINED EQUITY FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                     $1,000.00    $1,066.30      0.27%     $ 1.40

HYPOTHETICAL 5% RETURN
Class A Shares                     $1,000.00    $1,023.71      0.27%     $ 1.37
--------------------------------------------------------------------------------
LARGE CAP INDEX FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                     $1,000.00    $1,064.10      0.10%     $ 0.52

HYPOTHETICAL 5% RETURN
Class A Shares                     $1,000.00    $1,024.57      0.10%     $ 0.51
--------------------------------------------------------------------------------
SMALL CAP FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                     $1,000.00    $1,106.60      0.54%     $ 2.85
Class T Shares                      1,000.00     1,103.10      1.09        5.75

HYPOTHETICAL 5% RETURN
Class A Shares                     $1,000.00    $1,022.36      0.54%     $ 2.74
Class T Shares                      1,000.00     1,019.60      1.09        5.52
--------------------------------------------------------------------------------
SMALL/MID CAP EQUITY FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                     $1,000.00    $1,107.10      0.56%     $ 2.96

HYPOTHETICAL 5% RETURN
Class A Shares                     $1,000.00    $1,022.26      0.56%     $ 2.84
--------------------------------------------------------------------------------
CORE FIXED INCOME FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                     $1,000.00    $  997.30      0.14%     $ 0.70

HYPOTHETICAL 5% RETURN
Class A Shares                     $1,000.00    $1,024.37      0.14%     $ 0.71
--------------------------------------------------------------------------------
LONG DURATION FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                     $1,000.00    $  969.60      0.20%     $ 0.99

HYPOTHETICAL 5% RETURN
Class A Shares                     $1,000.00    $1,024.07      0.20%     $ 1.01
--------------------------------------------------------------------------------
EXTENDED DURATION FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                     $1,000.00    $  902.30      0.20%     $ 0.95

HYPOTHETICAL 5% RETURN
Class A Shares                     $1,000.00    $1,024.07      0.20%     $ 1.01
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                     $1,000.00    $1,122.90      0.38%     $ 2.02

HYPOTHETICAL 5% RETURN
Class A Shares                     $1,000.00    $1,023.16      0.38%     $ 1.93
--------------------------------------------------------------------------------

                                   BEGINNING      ENDING                 EXPENSE
                                    ACCOUNT      ACCOUNT    ANNUALIZED    PAID
                                     VALUE        VALUE       EXPENSE    DURING
                                     6/1/05      11/30/05     RATIOS     PERIOD*
--------------------------------------------------------------------------------
WORLD EQUITY EX-US FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                      $1,000.00   $1,156.00      0.60%     $ 3.24

HYPOTHETICAL 5% RETURN
Class A Shares                      $1,000.00   $1,022.06      0.60%     $ 3.04
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period shown).


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140     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005

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BOARD OF TRUSTEES CONSIDERATIONS IN APPROVING THE ADVISORY AND SUB-ADVISORY
AGREEMENTS (Unaudited)

NOVEMBER 30, 2005

The SEI Institutional Investments Trust ("the Trust") and SEI Investments Management Corporation ("SIMC") have entered into an investment advisory agreement (the "Advisory Agreement"). Pursuant to the Advisory Agreement, SIMC oversees the investment advisory services provided to each series of the Trust (each, a "Fund" and, collectively, the "Funds") and may manage the cash portion of the Funds' assets. Pursuant to separate sub-advisory agreements (the "Sub-Advisory Agreements" and, together with the Advisory Agreement, the "Investment Advisory Agreements") with SIMC, and under the supervision of SIMC and the Trust's Board of Trustees (the "Board"), the Sub-Advisers are responsible for the day-to-day investment management of all or a discrete portion of the assets of the Funds. The Sub-Advisers also are responsible for managing their employees who provide services to these Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively each Sub-Adviser's skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the "1940 Act") requires that the initial approval of, as well as the continuation of, each Fund's Investment Advisory Agreements must be specifically approved: (i) by the vote of the Board of Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approvals. In connection with their consideration of such approvals, the Funds' Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission ("SEC") takes the position that, as part of their fiduciary duties with respect to a mutual fund's fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an Investment Advisory Agreement.

Consistent with these responsibilities, the Trust's Board of Trustees calls and holds meetings each year that are dedicated to considering whether to renew the Investment Advisory Agreements between the Trust and SIMC and SIMC and each of the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC's and the Sub-Advisers' affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from Fund counsel and independent counsel to the Independent Trustees regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust's Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, the Board requested and received written materials from SIMC and each Sub-Adviser regarding: (a) the quality of SIMC's and the Sub-Advisers' investment management and other services; (b) SIMC's and the Sub-Advisers' investment management personnel; (c) SIMC's and the Sub-Advisers' operations and financial condition; (d) SIMC's and the Sub-Advisers' brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the advisory fees that SIMC and each Sub-Adviser charges a Fund compared with the fees each charges to comparable mutual funds; (f) a Fund's overall fees and operating expenses compared with similar mutual funds; (g) the level of SIMC's and each Sub-Adviser's profitability from its Fund-related operations; (h) SIMC's and the Sub-Advisers' compliance systems; (i) SIMC's and the Sub-Advisers' policies on and compliance procedures for personal securities transactions; (j) SIMC's and the Sub-Advisers' reputation, expertise and resources in domestic and/or international financial markets; and (k) each Fund's performance compared with similar mutual funds.

At the September 15, 2004, March 9, 2005, April 27, 2005, June 23, 2005, and September 20-21, 2005 and December 7-8, 2005 meetings of the Board of Trustees, the Trustees, including a majority of the Independent Trustees, approved the Investment


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SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005     141

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BOARD OF TRUSTEES CONSIDERATIONS IN APPROVING THE ADVISORY AND SUB-ADVISORY
AGREEMENTS (Unaudited) (Concluded)

NOVEMBER 30, 2005

Advisory Agreements and approved the selection of SIMC and the Sub-Advisers to act in their respective capacities for the Funds. The Board's approval was based on its consideration and evaluation of a variety of specific factors discussed at the meetings and at prior meetings, including:

   o the nature, extent and quality of the services provided to the Funds under the Investment Advisory Agreements, including the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds;

   o each Fund's investment performance and how it compared to that of other comparable mutual funds;

   o each Fund's expenses under each Investment Advisory Agreements and how those expenses compared to those of other comparable mutual funds;

   o the profitability of SIMC and the Sub-Advisers and their affiliates with respect to each Fund, including both direct and indirect benefits accruing to SIMC and the Sub-Advisers and their affiliates; and

   o the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Investment Advisory Agreements reflect those economies of scale for the benefit of Fund investors.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board of Trustees considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC's and the Sub-Advisers' personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds supported renewal of the Investment Advisory Agreements.

FUND PERFORMANCE. The Board of Trustees considered Fund performance in determining whether to renew the Investment Advisory Agreements. Specifically, the Trustees considered each Fund's performance relative to its peer group and appropriate indices/benchmarks, in light of total return, yield and market trends. As part of this review, the Trustees considered the composition of the peer group and selection criteria. In evaluating performance, the Trustees considered both market risk and shareholder risk expectations for a given Fund. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds supported renewal of the Investment Advisory Agreements.

FUND EXPENSES. With respect to the Funds' expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and each Fund's net operating expense ratio in comparison to those of other comparable mutual funds. The Trustees also considered information about average expense ratios of comparable mutual funds in each Fund's respective peer group. Finally, the Trustees considered the effects of SIMC's voluntary waiver of management and other fees and the Sub-Advisers' fees to prevent total Fund expenses from exceeding a specified cap and that SIMC and the Sub-Advisers, through waivers, have maintained the Funds' net operating expenses at competitive levels for their respective distribution channels. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported renewal of the Investment Advisory Agreements.

PROFITABILITY. With regard to profitability, the Trustees considered all compensation flowing to SIMC and the Sub-Advisers and their affiliates, directly or indirectly. The Trustees considered whether the varied levels of compensation and profitability under the Investment Advisory Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds by SIMC and the Sub-Advisers and their affiliates. Based on this evaluation, the Board concluded that,


--------------------------------------------------------------------------------
142     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005

--------------------------------------------------------------------------------

within the context of its full deliberations, the profitability of SIMC and the Sub-Advisers is reasonable and supported renewal of the Investment Advisory Agreements.

ECONOMIES OF SCALE. The Trustees considered the existence of any economies of scale and whether those were passed along to a Fund's shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the Funds obtain reasonable benefit from economies of scale.

Based on the Trustees' deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of their deliberations, the Trustees did not identify any particular information that was all-important or controlling.


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2005     143

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NOTES

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NOTES

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NOTES

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NOTES

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NOTES

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SEI INSTITUTIONAL INVESTMENTS TRUST SEMI-ANNUAL REPORT NOVEMBER 30, 2005

Robert A. Nesher, CHAIRMAN

TRUSTEES

William M. Doran
F. Wendell Gooch
Rosemarie B. Greco
Nina Lesavoy
James M. Storey
George J. Sullivan, Jr.
James M. Williams

OFFICERS

Edward D. Loughlin
PRESIDENT AND CHIEF EXECUTIVE OFFICER

Stephen F. Panner
CONTROLLER AND CHIEF FINANCIAL OFFICER

Timothy D. Barto
VICE PRESIDENT, SECRETARY

John J. McCue
VICE PRESIDENT

Sofia A. Rosala
VICE PRESIDENT, ASSISTANT SECRETARY

Philip T. Masterson
VICE PRESIDENT, ASSISTANT SECRETARY

James Ndiaye
VICE PRESIDENT, ASSISTANT SECRETARY

Michael T. Pang
VICE PRESIDENT, ASSISTANT SECRETARY

Nicole Welch
ANTI-MONEY LAUNDERING COMPLIANCE OFFICER

Thomas D. Jones, III
CHIEF COMPLIANCE OFFICER

INVESTMENT ADVISER

SEI Investments Management Corporation

ADMINISTRATOR

SEI Investments Global Funds Services

DISTRIBUTOR

SEI Investments Distribution Co.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

FOR MORE INFORMATION CALL

1 800 DIAL SEI

(1 800 342 5734)

[BACKGROUND GRAPHIC OMITTED]

SEI INVESTMENTS

SEI Investments Distribution Co.

Oaks, PA 19456
1 800-DIAL-SEI (1 800 342 5734)

SEI-F-120 (11/05)

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEMS 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable to open-end investment management companies.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment management companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASERS OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust has a standing Nominating Committee (the "Committee") currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Trust's Board of Trustees (the "Board"). Pursuant to the Committee's Charter, adopted on June 18, 2004, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Trust's office.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) SEI Institutional Investments Trust


By (Signature and Title)*                          /s/ Robert A. Nesher
                                                   --------------------
                                                   Robert A. Nesher
                                                   Chief Executive Officer
Date:  January 30, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                          /s/ Robert A. Nesher
                                                   --------------------
                                                   Robert A. Nesher
                                                   Chief Executive Officer
Date:  January 30, 2006


By (Signature and Title)*                          /s/ Stephen F. Panner
                                                   ---------------------
                                                   Stephen F. Panner
                                                   Controller and CFO
Date:  January 30, 2006


* Print the name and title of each signing officer under his or her signature.